UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Variable Insurance Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO All Asset Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Advantage® Strategy Bond Portfolio

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Volatility Portfolio

PIMCO Global Multi-Asset Portfolio

PIMCO High Yield Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Money Market Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 99.9%
PIMCO CommoditiesPLUS® Strategy Fund	5,536,521	$61,954
PIMCO CommodityRealReturn Strategy Fund®	6,250,637	44,630
PIMCO Convertible Fund	2,356,159	32,232
PIMCO Credit Absolute Return Fund	613,949	6,397
PIMCO Diversified Income Fund	4,224,655	51,456
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	10,182,206	106,710
PIMCO Emerging Local Bond Fund	8,746,953	94,992
PIMCO Emerging Markets Bond Fund	4,516,951	55,513
PIMCO Emerging Markets Corporate Bond Fund	846,261	10,104
PIMCO Emerging Markets Currency Fund	9,655,505	101,286
PIMCO EqSTM Dividend Fund	256,604	2,851
PIMCO EqSTM Long/Short Fund	506,577	4,873
PIMCO EqS Pathfinder Fund®	2,346,124	24,540
PIMCO Floating Income Fund	8,524,631	75,187
PIMCO Foreign Bond Fund (Unhedged)	2,913,688	33,857
PIMCO Fundamental Advantage Total Return Strategy Fund	6,980,591	29,737
PIMCO Fundamental IndexPLUS® TR Fund	360,694	2,193
PIMCO Global Advantage® Strategy Bond Fund	3,382,689	39,747
PIMCO High Yield Fund	11,391,088	108,443
PIMCO High Yield Spectrum Fund	4,654,655	49,805
PIMCO Income Fund	8,656,534	105,783
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	4,476,251	52,865
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	774,078	5,194
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	210,840	1,360
PIMCO Investment Grade Corporate Bond Fund	2,588,509	29,173
PIMCO Long-Term Credit Fund	2,390,551	31,890
PIMCO Low Duration Fund	1,359	15
PIMCO Real Return Asset Fund	680,777	8,605
PIMCO Real Return Fund	58,381	733
PIMCO RealEstateRealReturn Strategy Fund	5,030,145	27,062
PIMCO Senior Floating Rate Fund	1,868,494	19,021
PIMCO Short-Term Fund	13,828	137
PIMCO Small Cap StocksPLUS® TR Fund	111,001	915
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	648,495	8,203
PIMCO StocksPLUS® Fund	27	0
PIMCO StocksPLUS® Total Return Fund	307,245	2,876
PIMCO Total Return Fund	1,626,399	18,834
PIMCO Unconstrained Bond Fund	2,593,311	30,186

Total Mutual Funds (Cost $1,187,073)		1,279,359

SHORT-TERM INSTRUMENTS 0.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	558	6

Total Short-Term Instruments (Cost $6)		6

Total Investments 99.9% (Cost $1,187,079)		$1,279,365
Other Assets and Liabilities (Net) 0.1%		1,238

Net Assets 100.0%		$1,280,603

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$1,279,359	$0	$0	$1,279,359
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	6	0	0	6

	$1,279,365	$0	$0	$1,279,365

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
NRG Energy, Inc.
4.000% due 07/01/2018		$988	$994
Springleaf Financial Funding Co.
5.500% due 05/10/2017		3,800	3,728

Total Bank Loan Obligations (Cost $4,771)			4,722

CORPORATE BONDS & NOTES 10.6%
BANKING & FINANCE 9.8%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		730	766
Ally Financial, Inc.
3.779% due 06/20/2014		3,100	3,185
American International Group, Inc.
8.175% due 05/15/2068		800	983
ANZ National International Ltd.
0.874% due 08/19/2014		1,000	1,003
BPCE S.A.
2.375% due 10/04/2013		600	603
Commonwealth Bank of Australia
0.669% due 09/17/2014		15,800	15,867
0.878% due 07/12/2013		8,900	8,930
Dexia Credit Local S.A.
0.814% due 03/05/2013		1,000	993
0.927% due 04/29/2014		7,900	7,678
Ford Motor Credit Co. LLC
3.984% due 06/15/2016		3,000	3,165
HBOS PLC
6.750% due 05/21/2018		1,000	1,020
HCP, Inc.
6.700% due 01/30/2018		1,000	1,201
International Lease Finance Corp.
5.625% due 09/20/2013		400	414
Morgan Stanley
0.608% due 03/01/2013	EUR	200	257
2.937% due 05/14/2013		$3,100	3,131
National Australia Bank Ltd.
0.960% due 07/08/2014		7,900	7,956
NIBC Bank NV
2.800% due 12/02/2014		5,200	5,428
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		500	480
Westpac Banking Corp.
0.584% due 12/14/2012		10,200	10,202
3.585% due 08/14/2014		1,500	1,578

			74,840

INDUSTRIALS 0.8%
Boston Scientific Corp.
5.450% due 06/15/2014		500	536
Cardinal Health, Inc.
6.000% due 06/15/2017		400	463
NXP BV
3.247% due 10/15/2013	EUR	1,007	1,294
Office Depot, Inc.
6.250% due 08/15/2013		$304	310
Rexam PLC
6.750% due 06/01/2013		400	408
RPM International, Inc.
6.500% due 02/15/2018		1,000	1,160
Steel Dynamics, Inc.
7.375% due 11/01/2012		2,000	2,010

			6,181

Total Corporate Bonds & Notes (Cost $79,907)			81,021

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	77

Total Municipal Bonds & Notes (Cost $94)			77

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.567% due 05/25/2042	11	11
0.897% due 02/25/2041	2,040	2,056
1.348% due 10/01/2044	12	12
2.492% due 11/01/2034	76	82
2.600% due 05/02/2022	1,000	1,008
2.675% due 05/25/2035	100	107
5.105% due 07/01/2035	58	63
5.332% due 01/01/2036	367	396
5.352% due 11/01/2035	215	233
5.500% due 12/01/2036	4,809	5,281
Freddie Mac
0.179% due 03/21/2013 (i)	163	163
0.451% due 02/15/2019	526	528
0.477% due 08/25/2031	2	2
0.671% due 08/15/2033	2,260	2,274
0.691% due 09/15/2042	2,500	2,511
1.348% due 02/25/2045	131	128
2.000% due 03/14/2019	5,200	5,234
2.367% due 01/01/2034	12	13
2.467% due 07/01/2036	348	375
2.500% due 10/02/2019 (a)	3,700	3,832
2.549% due 09/01/2036	354	378
2.671% due 10/01/2036	251	271
Ginnie Mae
0.519% due 03/20/2037	2,507	2,517
NCUA Guaranteed Notes
0.678% due 10/07/2020	1,031	1,036
0.788% due 12/08/2020	1,540	1,551
Small Business Administration
5.510% due 11/01/2027	616	712

Total U.S. Government Agencies (Cost $30,354)		30,774

U.S. TREASURY OBLIGATIONS 94.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(i)(j)	87,387	92,665
0.125% due 04/15/2017	24,527	26,435
0.125% due 01/15/2022	25,248	27,568
0.125% due 07/15/2022	34,720	37,978
0.500% due 04/15/2015 (g)(i)	26,759	28,132
0.625% due 07/15/2021 (h)	79,896	91,493
1.125% due 01/15/2021	22,592	26,765
1.250% due 04/15/2014 (i)	27,065	28,156
1.250% due 07/15/2020 (g)(j)	49,001	58,629
1.375% due 07/15/2018	4,252	4,989
1.375% due 01/15/2020	26,287	31,474
1.625% due 01/15/2015	19,928	21,369
1.750% due 01/15/2028	984	1,277
1.875% due 07/15/2013	33,451	34,457
1.875% due 07/15/2019	26,705	32,826
2.000% due 01/15/2014	34,242	35,780
2.000% due 07/15/2014	26,305	28,072
2.000% due 01/15/2016	47,396	53,158
2.000% due 01/15/2026	1,271	1,672
2.125% due 01/15/2019	7,795	9,572
2.375% due 01/15/2017	21,138	24,806
2.375% due 01/15/2025	6,566	8,928
2.500% due 01/15/2029	427	612
2.625% due 07/15/2017	111	134
2.625% due 07/15/2017 (i)	16,582	20,058
3.875% due 04/15/2029	139	232

Total U.S. Treasury Obligations (Cost $700,117)		727,237

MORTGAGE-BACKED SECURITIES 6.7%
American General Mortgage Loan Trust
5.150% due 03/25/2058	859	889
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049	33	33
5.893% due 06/10/2049	33	33
Banc of America Large Loan Trust
0.731% due 08/15/2029	49	48
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	6,109	6,117
Banc of America Mortgage Trust
3.111% due 06/25/2035	303	278
4.945% due 11/25/2034	171	171
Banc of America Re-REMIC Trust
5.707% due 06/24/2050	300	340

BCAP LLC Trust
5.250% due 08/26/2037		2,368	2,337
5.491% due 03/26/2037		600	484
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		55	56
2.250% due 08/25/2035		103	101
2.570% due 03/25/2035		178	180
2.901% due 03/25/2035		188	165
2.954% due 01/25/2035		733	733
2.991% due 01/25/2035		594	551
3.078% due 03/25/2035		52	53
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		3,208	1,869
2.840% due 01/26/2036		568	359
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		118	117
2.340% due 09/25/2035		134	130
2.570% due 10/25/2035		1,033	957
3.109% due 09/25/2037 ^		869	655
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		2,820	2,021
0.414% due 12/20/2046		2,379	1,471
6.000% due 02/25/2037 ^		392	274
Countrywide Home Loan Mortgage Pass-Through Trust
2.923% due 11/19/2033		9	9
3.012% due 08/25/2034		69	58
Credit Suisse Mortgage Capital Certificates
0.451% due 10/15/2021		1,391	1,349
5.383% due 02/15/2040		400	446
5.467% due 09/18/2039		1,000	1,145
DBUBS Mortgage Trust
3.386% due 07/10/2044		5,800	6,297
First Horizon Alternative Mortgage Securities
2.585% due 06/25/2034		29	29
Granite Mortgages PLC
1.011% due 09/20/2044	GBP	319	506
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045		$14	10
GS Mortgage Securities Corp.
1.103% due 03/06/2020		255	255
1.260% due 03/06/2020		300	300
3.849% due 12/10/2043		3,445	3,765
GSR Mortgage Loan Trust
2.899% due 01/25/2035		146	145
Harborview Mortgage Loan Trust
0.459% due 03/19/2036		86	53
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	4,100	5,336
Indymac Mortgage Loan Trust
4.218% due 11/25/2035		$409	353
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		85	87
JPMorgan Mortgage Trust
3.050% due 07/25/2035		132	135
3.116% due 08/25/2035		177	177
5.003% due 02/25/2035		418	428
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		200	240
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034		100	103
Mellon Residential Funding Corp.
0.961% due 09/15/2030		407	406
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035		386	376
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	114
Morgan Stanley Capital Trust
6.076% due 06/11/2049		25	30
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		782	818
Permanent Master Issuer PLC
1.797% due 07/15/2042	EUR	400	520
Residential Accredit Loans, Inc. Trust
0.467% due 08/25/2037		$1,975	1,397
1.508% due 09/25/2045		248	181
Royal Bank of Scotland Capital Funding Trust
6.204% due 12/16/2049		600	717
Sequoia Mortgage Trust
0.419% due 07/20/2036		681	627
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		23	16
2.778% due 02/25/2034		40	40
5.500% due 12/25/2034		324	310

Structured Asset Mortgage Investments, Inc.
0.879% due 10/19/2034		36	34
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,711
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		557	535
0.311% due 09/15/2021		384	372
5.088% due 08/15/2041		300	321
WaMu Mortgage Pass-Through Certificates
0.918% due 05/25/2047		397	307
4.500% due 12/25/2035		390	376
5.314% due 08/25/2035		98	96
Wells Fargo Mortgage-Backed Securities Trust
2.693% due 03/25/2036		389	367
5.000% due 06/25/2033		198	199

Total Mortgage-Backed Securities (Cost $49,880)			51,518

ASSET-BACKED SECURITIES 5.7%
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		315	311
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	757	938
ARES CLO Ltd.
0.632% due 03/12/2018		$561	551
Babson CLO Ltd.
0.755% due 11/15/2016		207	205
Carrington Mortgage Loan Trust
0.537% due 10/25/2035		71	69
Citibank Omni Master Trust
2.971% due 08/15/2018		6,100	6,388
Commercial Industrial Finance Corp.
0.678% due 03/01/2021		1,300	1,266
0.697% due 05/10/2021		4,600	4,434
Countrywide Asset-Backed Certificates
0.397% due 07/25/2036		1,365	1,213
0.467% due 04/25/2036		191	181
5.366% due 04/25/2036		1,530	1,472
Credit-Based Asset Servicing and Securitization LLC
0.337% due 07/25/2037		26	17
Cumberland CLO Ltd.
0.687% due 11/10/2019		740	733
Duane Street CLO Ltd.
0.689% due 11/08/2017		300	298
First CLO Ltd.
0.704% due 12/14/2016		56	55
First Franklin Mortgage Loan Trust
0.557% due 11/25/2035		5,077	4,803
0.597% due 09/25/2035		2,516	2,475
GSAMP Trust
0.287% due 12/25/2036		83	34
Gulf Stream Compass CLO Ltd.
0.815% due 07/15/2016		40	40
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	147	188
Illinois Student Assistance Commission
0.931% due 04/25/2017		$66	66
Katonah Ltd.
0.699% due 09/20/2016		350	348
Landmark CDO Ltd.
0.718% due 06/01/2017		837	819
LCM Ltd.
0.606% due 03/21/2019		1,500	1,437
Magi Funding PLC
1.314% due 04/11/2021	EUR	558	692
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047		$199	154
Nelnet Student Loan Trust
1.151% due 07/25/2018		206	207
North Carolina State Education Assistance Authority
0.901% due 10/26/2020		1,367	1,367
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,162	1,376
SLM Student Loan Trust
0.491% due 04/25/2019		$2,200	2,130
0.692% due 10/25/2023	EUR	900	1,069
1.871% due 12/15/2017		$332	333
1.951% due 04/25/2023		5,103	5,318
2.350% due 04/15/2039		876	883
Specialty Underwriting & Residential Finance
0.277% due 01/25/2038		92	88
Structured Asset Securities Corp.
1.715% due 04/25/2035		642	614

Symphony CLO Ltd.
0.675% due 05/15/2019		700	683
Wind River CLO Ltd.
0.711% due 12/19/2016		477	467
Wood Street CLO BV
0.696% due 03/29/2021	EUR	189	235

Total Asset-Backed Securities (Cost $42,805)			43,957

SOVEREIGN ISSUES 10.6%
Australia Government CPI Linked Bond
4.000% due 08/20/2015	AUD	2,100	3,970
4.000% due 08/20/2020		4,900	9,947
Canada Government Bond
1.500% due 08/01/2015	CAD	8,800	9,040
1.500% due 12/01/2044 (c)		2,733	3,678
2.750% due 09/01/2016		14,000	15,059
4.250% due 12/01/2021 (c)		3,218	4,670
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)	EUR	4,659	5,928
2.100% due 09/15/2017 (c)		1,932	2,392
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	1,200	1,565
2.750% due 11/20/2025		5,500	7,542
South Africa Government International Bond
2.750% due 01/31/2022 (c)	ZAR	3,347	456
United Kingdom Gilt
1.250% due 11/22/2017 (c)	GBP	4,374	8,116
United Kingdom Gilt Inflation Linked
2.500% due 07/26/2016		1,600	8,873

Total Sovereign Issues (Cost $77,752)			81,236

SHORT-TERM INSTRUMENTS 49.9%
CERTIFICATES OF DEPOSIT 1.5%
Banco Bradesco S.A.
2.292% due 01/24/2013		$3,600	3,612
Dexia Credit Local
1.400% due 09/20/2013		4,100	4,088
1.700% due 09/06/2013		4,000	4,000

			11,700

COMMERCIAL PAPER 1.3%
Santander Commercial Paper S.A
2.200% due 04/02/2013		3,800	3,758
Standard Chartered Bank
0.950% due 10/01/2013		6,300	6,248

			10,006

REPURCHASE AGREEMENTS 10.8%
Banc of America Securities LLC
0.170% due 10/03/2012		25,300	25,300
(Dated 09/26/2012. Collateralized by U.S. Treasury Notes 0.250% due 09/15/2015 valued at $25,838. Repurchase proceeds are $25,301)
0.220% due 10/01/2012		500	500
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $511. Repurchase proceeds are $500)
Barclays Capital, Inc.
0.140% due 10/04/2012		20,500	20,500
(Dated 09/27/2012. Collateralized by Ginnie Mae 3.000% due 09/20/2042 valued at $21,141. Repurchase proceeds are $20,500.)
BNP Paribas Securities Corp.
0.180% due 10/11/2012		7,800	7,800
(Dated 09/10/2012. Collateralized by Freddie Mac 3.500% due 04/01/2042 valued at $8,227. Repurchase proceeds are $7,801.)
Citigroup Global Markets, Inc.
0.180% due 10/11/2012		8,700	8,700
(Dated 09/11/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $9,075. Repurchase proceeds are $8,701)
0.200% due 10/26/2012		11,900	11,900
(Dated 09/27/2012. Collateralized by Fannie Mae 3.500% due 01/01/2026 valued at $12,533. Repurchase proceeds are $11,900)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012		1,300	1,300
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $1,330. Repurchase proceeds are $1,300.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		6,489	6,489
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $6,620. Repurchase proceeds are $6,489.)

			82,489

SHORT-TERM NOTES 6.3%
Fannie Mae
0.157% due 02/27/2013		1,500	1,500
0.178% due 02/27/2013		7,100	7,098
0.183% due 08/01/2013		1,300	1,298

Federal Home Loan Bank
0.137% due 11/14/2012		6,300	6,299
0.155% due 02/20/2013		600	600
0.162% due 02/20/2013		10,200	10,197
0.183% due 11/28/2012		7,000	7,000
Freddie Mac
0.142% due 03/05/2013		600	600
0.152% due 02/26/2013		1,500	1,500
0.162% due 01/03/2013 - 01/22/2013		8,700	8,698
0.173% due 02/11/2013		1,400	1,400
0.178% due 02/19/2013 - 02/25/2013		2,000	2,000

			48,190

ITALY TREASURY BILLS 0.9%
1.729% due 09/13/2013 (b)	EUR	5,100	6,443

U.S. TREASURY BILLS 2.2%
0.141% due 01/31/2013 - 09/19/2013 (b)(e)(g)(i)		$17,178	17,167

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 26.9%
PIMCO Short-Term Floating NAV Portfolio		20,583,623	206,310

Total Short-Term Instruments (Cost $382,304)			382,305

PURCHASED OPTIONS (l) 0.1%
(Cost $1,681)			851

Total Investments 183.1% (Cost $1,369,665)			$1,403,698
Written Options (m) (0.3%) (Premiums $2,643)			(2,126)
Other Assets and Liabilities (Net) (82.8%)			(634,969)

Net Assets 100.0%			$766,603

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $419 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $297,916 at a weighted average interest rate of 0.225%.

(g)	Securities with an aggregate market value of $13,183 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $2,910 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	05/18/2012	11/16/2012	$2,825	$(2,828)

(i)	Securities with an aggregate market value of $2,244 and cash of $98 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2016	205	$55
90-Day Eurodollar September Futures	Long	09/2015	103	27
Brent Crude December Futures	Short	11/2013	116	135
Brent Crude March Futures	Short	02/2013	14	18
Brent Crude November Futures	Long	10/2012	6	18
Copper December Futures	Short	12/2012	7	6
Corn December Futures	Short	12/2012	16	(30)
Euro-Mill Wheat January Futures	Long	01/2013	203	43
Gold 100 oz. December Futures	Long	12/2012	19	195
Natural Gas April Futures	Long	03/2013	58	71
Natural Gas January Futures	Short	12/2012	58	(61)
Platinum January Futures	Long	01/2013	105	208
Soybean November Futures	Long	11/2012	8	(2)
Wheat December Futures	Long	12/2012	37	56
Wheat December Futures	Short	12/2012	104	4
Wheat March Futures	Short	03/2013	7	(2)
WTI Crude December Futures	Long	11/2013	116	(221)

				$520

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,793 and cash of $20 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$16,600	$475	$(115)

(k)	OTC swap agreements outstanding on September 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Wheat December Futures	$913.500	11/23/2012	AZD	40,000	$4	$0	$4
Pay	Gold 100 oz. December Futures	1,770.800	12/28/2012	DUB	810	(3)	0	(3)
Receive	KCBT Hard Red Winter Wheat December Futures	925.750	11/23/2012	AZD	40,000	1	0	1
Pay	London Gold Market Fixing Ltd. PM	1,614.238	10/10/2012	GST	200	(32)	0	(32)
Receive	London Platinum Markets Fixing Ltd. PM	1,397.638	10/10/2012	GST	500	135	0	135
Receive	London Platinum Markets Fixing Ltd. PM	1,403.595	10/10/2012	GST	200	53	0	53
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	84,000	(150)	0	(150)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	810	195	0	195

						$203	$0	$203

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.411%	$400	$(3)	$0	$(3)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.316%	1,000	(84)	0	(84)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	1.534%	1,000	(36)	(24)	(12)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.117%	400	(4)	0	(4)
RPM International, Inc.	GST	(1.500%	)	03/20/2018	1.155%	1,000	(19)	0	(19)

							$(146)	$(24)	$(122)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		$1,000	$9	$(14)	$23
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		1,800	(48)	(60)	12
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.662%		500	5	(10)	15
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		3,300	59	75	(16)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		600	10	12	(2)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		200	4	5	(1)
Nokia OYJ	GST	5.000%	09/20/2014	6.008%	EUR	700	(16)	(77)	61
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		$600	15	7	8
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		4,200	106	99	7

							$144	$37	$107

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM	BRL	14,400	$13	$12	$1
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG		18,500	18	20	(2)
Pay	1-Year BRL-CDI	8.410%	01/02/2015	GLM		1,600	4	4	0
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		25,800	116	125	(9)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		9,000	59	54	5
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$1,700	(3)	(1)	(2)
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB		1,700	11	12	(1)
Pay	3-Month USD-CPURNSA Index	2.500%	07/15/2022	BPS		2,500	16	16	0

							$234	$242	$(8)

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ENHGD84T Index	24,974	3-Month U.S. Treasury Bill rate plus a specified spread	$63,480	10/10/2012	BRC	$1,295
Receive	CVICSTR3 Index	42,789	3-Month U.S. Treasury Bill rate plus a specified spread	13,729	02/15/2013	CBK	(17)
Receive	DJUBSTR Index	24,072	3-Month U.S. Treasury Bill rate plus a specified spread	7,201	02/15/2013	DUB	(10)
Receive	RCCT0020 Index	56,086	3-Month U.S. Treasury Bill rate plus a specified spread	16,702	02/15/2013	DUB	(23)
Receive	DJUBSTR Index	301,808	3-Month U.S. Treasury Bill rate plus a specified spread	90,279	02/15/2013	FBF	(122)
Pay	DJUBSTR Index	24,152	3-Month U.S. Treasury Bill rate plus a specified spread	7,224	02/15/2013	FBF	10
Receive	DJUBSTR Index	210,890	3-Month U.S. Treasury Bill rate plus a specified spread	80,048	02/15/2013	GLM	(114)
Receive	DJUBSTR Index	148,189	3-Month U.S. Treasury Bill rate plus a specified spread	45,315	02/15/2013	JPM	(1,048)
Receive	JMCU3A3T Index	78,407	3-Month U.S. Treasury Bill rate plus a specified spread	34,950	02/15/2013	JPM	(891)
Receive	DJUBSTR Index	1,108,392	3-Month U.S. Treasury Bill rate plus a specified spread	346,455	02/15/2013	MYC	(441)
Receive	DJUBSF3T Index	121,921	3-Month U.S. Treasury Bill rate plus a specified spread	78,092	02/15/2013	SOG	(182)

							$(1,543)

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn May Futures	$0.098	04/26/2013	JPM	$270	$(8)	$0	$(8)
Pay	DJUBS Index	0.036	11/29/2012	GST	600	4	0	4
Pay	London Gold Market Fixing Ltd. PM	0.051	02/20/2013	JPM	1,140	11	0	11
Pay	London Gold Market Fixing Ltd. PM	0.052	02/20/2013	JPM	3,990	40	0	40
Pay	London Gold Market Fixing Ltd. PM	0.051	02/26/2013	GST	740	6	0	6
Pay	London Gold Market Fixing Ltd. PM	0.050	02/28/2013	GST	1,190	8	0	8
Pay	London Gold Market Fixing Ltd. PM	0.052	03/07/2013	DUB	220	2	0	2
Pay	London Gold Market Fixing Ltd. PM	0.055	03/12/2013	BRC	500	5	0	5
Pay	London Gold Market Fixing Ltd. PM	0.000	09/30/2014	JPM	570	0	0	0
Pay	NYMEX WTI Crude November Futures	0.123	10/17/2012	DUB	220	12	0	12
Pay	S&P 500 Index	0.073	12/20/2013	GST	2,200	41	0	41
Pay	S&P 500 Index	0.075	12/20/2013	BRC	1,900	38	0	38

						$159	$0	$159

(l)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Cost	Market Value
Call - NYMEX Brent Crude December Futures	—	$117.000	11/15/2013	37	$139	$123
Call - NYMEX Brent Crude March Futures	—	130.000	02/08/2013	41	120	80
Put - OTC Heating Oil March Futures	JPM	250.000	02/25/2013	$588	24	22
Put - OTC Heating Oil March Futures	MYC	250.000	02/25/2013	1,050	42	40
Put - OTC LME Copper May Future	DUB	7,250.000	05/01/2013	23	71	72
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	4,800	335	86
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	8,200	517	138

					$1,248	$561

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$4,200	$213	$93

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$1,600	$135	$121
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	1,000	85	76

					$220	$197

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts/ Notional Amount	Premium	Market Value
Call - CBOT Corn December Futures	—	$900.000	11/23/2012	16	$29	$(4)
Put - CMX Gold 100 oz. November Futures	—	1,680.000	10/25/2012	7	14	(3)
Call - CMX Gold 100 oz. November Futures	—	1,800.000	10/25/2012	12	24	(23)
Put - NYMEX Brent Crude December Futures	—	77.000	11/15/2013	37	179	(193)
Put - NYMEX Brent Crude June Futures	—	90.000	05/13/2013	18	81	(73)
Put - NYMEX Brent Crude March Futures	—	90.000	02/08/2013	41	121	(85)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	$4,800	346	(119)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	8,200	517	(173)
Put - OTC Brent Crude March Futures	JPM	87.000	02/08/2013	1,400	27	(22)
Put - OTC Brent Crude March Futures	MYC	87.000	02/08/2013	2,500	49	(40)
Call - OTC DJUBS Index October Futures	BOA	152.500	10/31/2012	80,000	6	(6)

					$1,393	$(741)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		$4,000	$0	$(18)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		4,000	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		3,900	0	(18)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		3,900	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		8,500	0	(117)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		8,500	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		9,600	0	(104)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,600	0	0
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		7,500	17	(18)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		7,500	20	(10)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		5,900	70	(233)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		5,900	111	(3)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,000	213	(710)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,000	351	(10)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		2,800	26	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		17,600	211	(41)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		18,200	43	(44)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		18,200	43	(24)
Put - OTC 10-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	2,700	14	(12)

								$1,119	$(1,363)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$12,100	$108	$(18)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	1,000	13	(1)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	1,300	10	(3)

						$131	$(22)

(n)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$10,000	$10,963	$(10,964)

(o)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	24,162		$24,923	BOA	$0	$(122)	$(122)
10/2012	BRL	2,208		1,071	BRC	0	(18)	(18)
10/2012		799		387	MSC	0	(7)	(7)
10/2012	EUR	3		4	CBK	0	0	0
10/2012		24,335		30,443	GLM	0	(829)	(829)
10/2012		12,763		16,085	HUS	0	(318)	(318)
10/2012		3,378		4,354	RYL	13	0	13
10/2012	GBP	10,622		17,252	BRC	100	0	100
10/2012		2,983		4,718	GLM	0	(99)	(99)
10/2012		$390	AUD	380	BRC	4	0	4
10/2012		601		592	JPM	13	0	13
10/2012		268		256	RBC	0	(3)	(3)
10/2012		1,162		1,121	UAG	0	0	0
10/2012		1,470	BRL	3,007	UAG	13	0	13
10/2012		123	EUR	102	BPS	8	0	8
10/2012		1,143		894	BRC	5	0	5
10/2012		540		415	CBK	0	(6)	(6)
10/2012		1,150		891	HUS	0	(5)	(5)
10/2012		17,662		13,684	JPM	0	(77)	(77)
10/2012		918		703	RBC	0	(15)	(15)
10/2012		15,973		12,329	RYL	6	(135)	(129)
10/2012		14,122		11,462	UAG	609	0	609
10/2012		1,639	GBP	1,028	BRC	21	0	21
10/2012		2,381		1,509	DUB	55	0	55
10/2012		17,818		11,004	HUS	0	(48)	(48)
10/2012		102		64	RYL	2	0	2
10/2012		1	PHP	24	CBK	0	0	0
10/2012		1	SGD	1	RYL	0	0	0
10/2012	ZAR	3,561		$429	BRC	3	0	3
11/2012	EUR	3,404		4,376	BPS	0	0	0
11/2012		13,416		17,320	JPM	74	0	74
11/2012	GBP	11,004		17,815	HUS	48	0	48
11/2012		$1,145	EUR	890	RYL	0	(1)	(1)
11/2012		259		200	UAG	0	(2)	(2)
12/2012	BRL	2,281		$1,102	UAG	0	(15)	(15)
12/2012	CAD	16,851		17,398	CBK	288	0	288
12/2012		15,174		15,538	DUB	131	0	131
12/2012	EUR	783		1,016	RYL	8	0	8
12/2012	MXN	158		12	HUS	0	(1)	(1)
12/2012		$200	BRL	410	HUS	0	0	0
12/2012		1,340		2,749	MSC	6	0	6
12/2012		670		1,373	UAG	2	0	2
12/2012		1,076	EUR	840	CBK	4	0	4
12/2012		1,053		835	HUS	21	0	21
12/2012		2,150		1,681	UAG	12	0	12
02/2013	CNY	17,813		$2,796	JPM	0	(7)	(7)
02/2013		$2,827	CNY	17,827	BRC	0	(23)	(23)
09/2013	EUR	5,039		$6,536	BRC	37	0	37

						$1,483	$(1,731)	$(248)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,722	$0	$4,722
Corporate Bonds & Notes
Banking & Finance	0	74,840	0	74,840
Industrials	0	6,181	0	6,181
Municipal Bonds & Notes
West Virginia	0	77	0	77
U.S. Government Agencies	0	25,676	5,098	30,774
U.S. Treasury Obligations	0	727,237	0	727,237
Mortgage-Backed Securities	0	48,697	2,821	51,518
Asset-Backed Securities	0	42,520	1,437	43,957
Sovereign Issues	0	81,236	0	81,236
Short-Term Instruments
Certificates of Deposit	0	11,700	0	11,700
Commercial Paper	3,758	6,248	0	10,006
Repurchase Agreements	0	82,489	0	82,489
Short-Term Notes	0	48,190	0	48,190
Italy Treasury Bills	0	6,443	0	6,443
U.S. Treasury Bills	0	17,167	0	17,167
PIMCO Short-Term Floating NAV Portfolio	206,310	0	0	206,310
Purchased Options
Commodity Contracts	203	358	0	561
Interest Rate Contracts	0	93	197	290
	$210,271	$1,183,874	$9,553	$1,403,698

Short Sales, at value	$0	$(10,964)	$0	$(10,964)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	754	1,781	0	2,535
Credit Contracts	0	126	0	126
Equity Contracts	0	79	0	79
Foreign Exchange Contracts	0	1,483	0	1,483
Interest Rate Contracts	82	6	0	88
	$836	$3,475	$0	$4,311

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(703)	(3,395)	0	(4,098)
Credit Contracts	0	(141)	0	(141)
Foreign Exchange Contracts	0	(1,731)	0	(1,731)
Interest Rate Contracts	0	(1,492)	(22)	(1,514)

	$(703)	$(6,759)	$(22)	$(7,484)

Totals	$210,404	$1,169,626	$9,531	$1,389,561

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
U.S. Government Agencies	$2,878	$2,511	$(299)	$0	$0	$8	$0	$0	$5,098	$8
Mortgage-Backed Securities	2,795	0	(32)	16	0	42	0	0	2,821	42
Asset-Backed Securities	1,974	384	(945)	8	(4)	20	0	0	1,437	34
Purchased Options
Interest Rate Contracts	0	219	0	0	0	(22)	0	0	197	(22)

	$7,647	$3,114	$(1,276)	$24	$(4)	$48	$0	$0	$9,553	$62
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(71)	$6	$0	$0	$24	$19	$0	$0	$(22)	$36

Totals	$7,576	$3,120	$(1,276)	$24	$20	$67	$0	$0	$9,531	$98

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$2,511	Benchmark Pricing	Base Price	100.43
	2,587	Third Party Vendor	Broker Quote	100.45 - 100.75
Mortgage-Backed Securities	2,821	Third Party Vendor	Broker Quote	80.75 - 98.70
Asset-Backed Securities	1,437	Benchmark Pricing	Base Price	95.77
Purchased Options
Interest Rate Contracts	197	Indicative Market Quotations	Broker Quote	7.60

Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	(22)	Indicative Market Quotations	Broker Quote	0.14 - 0.21

Total	$9,531

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$1,000	$873

Total Austria (Cost $1,000)			873

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,000	1,032

Total Bahrain (Cost $1,016)			1,032

BERMUDA 0.7%
CORPORATE BONDS & NOTES 0.7%
Digicel Group Ltd.
8.250% due 09/30/2020		$900	950
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,400	1,556

Total Bermuda (Cost $2,247)			2,506

BRAZIL 8.6%
CORPORATE BONDS & NOTES 7.0%
Banco BTG Pactual S.A.
5.750% due 09/28/2022		$800	812
Banco do Brasil S.A.
4.500% due 01/22/2015		400	422
4.500% due 01/20/2016	EUR	800	1,091
6.000% due 01/22/2020		$2,620	3,112
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	462
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,300	1,332
4.625% due 02/13/2017		1,400	1,449
Banco Votorantim S.A.
5.250% due 02/11/2016		800	852
BM&FBovespa S.A.
5.500% due 07/16/2020		500	573
Brasil Foods S.A.
5.875% due 06/06/2022		900	985
Braskem America Finance Co.
7.125% due 07/22/2041		1,300	1,384
Braskem Finance Ltd.
5.750% due 04/15/2021		900	958
7.000% due 05/07/2020		1,000	1,155
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,850	2,215
CSN Islands Corp.
6.875% due 09/21/2019		1,950	2,184
CSN Resources S.A.
6.500% due 07/21/2020		480	520
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		900	970
Petrobras International Finance Co.
5.750% due 01/20/2020		1,000	1,145
7.875% due 03/15/2019		1,600	2,018
8.375% due 12/10/2018		900	1,152
Vale Overseas Ltd.
6.875% due 11/21/2036		760	885

			25,676

SOVEREIGN ISSUES 1.6%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	1,012
6.500% due 06/10/2019		1,700	2,104
Brazil Government International Bond
5.625% due 01/07/2041		350	450
7.125% due 01/20/2037		600	908
8.750% due 02/04/2025		300	487

Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	39	19
10.000% due 01/01/2014		113	57
10.000% due 01/01/2017		1,502	767

			5,804

Total Brazil (Cost $28,605)			31,480

CAYMAN ISLANDS 2.3%
CORPORATE BONDS & NOTES 2.3%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$800	872
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		600	648
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		400	450
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		300	356
7.625% due 04/09/2019		200	258
Interoceanica Finance Ltd.
0.000% due 11/30/2018		147	125
0.000% due 11/30/2025		428	266
0.000% due 05/15/2030		800	373
IPIC GMTN Ltd.
3.125% due 11/15/2015		250	260
5.000% due 11/15/2020		1,000	1,097
Mongolian Mining Corp.
8.875% due 03/29/2017		1,600	1,628
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,649	1,863
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		161	140

Total Cayman Islands (Cost $7,654)			8,336

CHILE 1.7%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile
4.125% due 10/07/2020		$700	763
Banco Santander Chile
3.750% due 09/22/2015		1,300	1,349
3.875% due 09/20/2022		500	503
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		1,000	1,206
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		1,400	1,393
E.CL S.A.
5.625% due 01/15/2021		800	899

Total Chile (Cost $5,637)			6,113

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$850	913
4.875% due 05/17/2042		700	791

Total China (Cost $1,545)			1,704

COLOMBIA 3.6%
CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
7.625% due 07/23/2019		$3,400	4,369

SOVEREIGN ISSUES 2.4%
Colombia Government International Bond
6.125% due 01/18/2041		350	476
7.375% due 01/27/2017		2,570	3,205
7.375% due 03/18/2019		2,300	3,053
8.125% due 05/21/2024		300	449
10.375% due 01/28/2033		225	414
11.750% due 02/25/2020		500	816
12.000% due 10/22/2015	COP	457,000	314

			8,727

Total Colombia (Cost $11,327)			13,096

EGYPT 0.0%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.379% due 12/20/2012	$76	71

Total Egypt (Cost $76)		71

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabonese Republic
8.200% due 12/12/2017	$500	615

Total Gabon (Cost $570)		615

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	$3,650	3,780

Total Germany (Cost $3,663)		3,780

GUATEMALA 0.4%
SOVEREIGN ISSUES 0.4%
Guatemala Government Bond
5.750% due 06/06/2022	$860	959
9.250% due 08/01/2013	570	603

Total Guatemala (Cost $1,445)		1,562

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
CNOOC Finance Ltd.
3.875% due 05/02/2022	$1,000	1,063
5.000% due 05/02/2042	400	462
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020	950	1,015

Total Hong Kong (Cost $2,338)		2,540

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
4.750% due 11/25/2016	$500	520
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	1,100	1,149
State Bank of India
4.500% due 10/23/2014	850	881
4.500% due 07/27/2015	200	208

Total India (Cost $2,689)		2,758

INDONESIA 6.8%
BANK LOAN OBLIGATIONS 0.1%
Indonesia Government International Bond
1.250% due 12/14/2019	$230	215

CORPORATE BONDS & NOTES 1.8%
Adaro Indonesia PT
7.625% due 10/22/2019	900	999
Indosat Palapa Co. BV
7.375% due 07/29/2020	100	115
Majapahit Holding BV
7.250% due 06/28/2017	700	833
7.750% due 01/20/2020	1,540	1,944
7.875% due 06/29/2037	700	915
Pertamina Persero PT
6.000% due 05/03/2042	1,500	1,631
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	300	337

		6,774

SOVEREIGN ISSUES 4.9%
Indonesia Government International Bond
6.625% due 02/17/2037	100	133
6.875% due 03/09/2017	3,200	3,852
6.875% due 01/17/2018	2,600	3,195
7.250% due 04/20/2015	1,700	1,940
7.500% due 01/15/2016	100	118
7.750% due 01/17/2038	100	150
10.375% due 05/04/2014	400	456
11.625% due 03/04/2019	5,400	8,275

		18,119

Total Indonesia (Cost $21,643)		25,108

IRELAND 4.6%
CORPORATE BONDS & NOTES 3.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$1,390	1,478
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021	1,300	1,526
RZD Capital Ltd.
5.739% due 04/03/2017	7,400	8,218
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	300	317
7.748% due 02/02/2021	500	535
9.125% due 04/30/2018	500	575

		12,649

SOVEREIGN ISSUES 1.2%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	500	537
5.450% due 11/22/2017	700	763
6.025% due 07/05/2022	2,580	2,887
6.902% due 07/09/2020	200	237

		4,424

Total Ireland (Cost $15,471)		17,073

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$300	327

Total Israel (Cost $322)		327

KAZAKHSTAN 3.2%
CORPORATE BONDS & NOTES 3.2%
Intergas Finance BV
6.375% due 05/14/2017	$300	342
KazMunayGas National Co.
7.000% due 05/05/2020	5,200	6,409
9.125% due 07/02/2018	2,500	3,245
11.750% due 01/23/2015	500	606
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,020	1,073

Total Kazakhstan (Cost $10,299)		11,675

LUXEMBOURG 5.0%
CORPORATE BONDS & NOTES 5.0%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	$1,800	1,800
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	330	368
6.510% due 03/07/2022	750	885
8.625% due 04/28/2034	1,360	1,911
9.250% due 04/23/2019	200	262
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	272	308
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	1,220	1,297
6.299% due 05/15/2017	1,640	1,807
7.175% due 05/16/2013	1,900	1,963

Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,200	1,291
5.499% due 07/07/2015		1,700	1,838
6.125% due 02/07/2022		2,900	3,212
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,200	1,288
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		54	57
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		300	301

Total Luxembourg (Cost $17,179)			18,588

	SHARES
MEXICO 11.3%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		5,259	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 7.4%
Banco Mercantil del Norte S.A.
6.862% due 10/13/2021		$1,800	1,957
BBVA Bancomer S.A.
4.500% due 03/10/2016		840	890
6.500% due 03/10/2021		1,400	1,541
6.750% due 09/30/2022		900	986
Comision Federal de Electricidad
4.875% due 05/26/2021		900	1,015
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		1,300	1,354
9.250% due 06/30/2020		200	208
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		670	672
9.750% due 03/25/2020		125	128
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		44	5
Pemex Project Funding Master Trust
5.750% due 03/01/2018		3,400	3,999
6.625% due 06/15/2038		700	882
Petroleos Mexicanos
4.875% due 01/24/2022		3,300	3,737
5.500% due 06/27/2044		730	805
6.500% due 06/02/2041		3,500	4,380
8.000% due 05/03/2019		3,000	3,940
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,100	979

			27,478

SOVEREIGN ISSUES 3.9%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	2,000	2,862
5.500% due 02/17/2020		200	309
5.750% due 10/12/2110		$600	721
6.050% due 01/11/2040		850	1,137
6.750% due 09/27/2034		3,144	4,493
7.250% due 12/15/2016	MXN	8,600	728
7.500% due 04/08/2033		$2,460	3,758
9.500% due 12/18/2014	MXN	6,436	551

			14,559

Total Mexico (Cost $35,649)			42,037

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 1.1%
Indo Energy Finance BV
7.000% due 05/07/2018		$500	520
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		300	361
7.000% due 05/11/2016		1,000	1,139
Waha Aerospace BV
3.925% due 07/28/2020		1,920	2,069

Total Netherlands (Cost $3,776)			4,089

PANAMA 1.3%
CORPORATE BONDS & NOTES 0.2%
AES El Salvador Trust
6.750% due 02/01/2016	$700	711

SOVEREIGN ISSUES 1.1%
Panama Government International Bond
8.875% due 09/30/2027	780	1,269
9.375% due 04/01/2029	1,553	2,652

		3,921

Total Panama (Cost $3,666)		4,632

PERU 1.0%
SOVEREIGN ISSUES 1.0%
Peru Government International Bond
7.350% due 07/21/2025	$1,250	1,837
8.750% due 11/21/2033	1,094	1,912

Total Peru (Cost $2,700)		3,749

PHILIPPINES 2.1%
SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.375% due 01/15/2032	$1,700	2,306
6.375% due 10/23/2034	100	138
6.500% due 01/20/2020	600	769
7.500% due 09/25/2024	350	499
7.750% due 01/14/2031	1,500	2,301
8.375% due 06/17/2019	500	692
8.875% due 03/17/2015	74	87
9.500% due 02/02/2030	400	693
9.875% due 01/15/2019	100	145

Total Philippines (Cost $5,835)		7,630

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Poland Government International Bond
6.375% due 07/15/2019	$1,400	1,734

Total Poland (Cost $1,398)		1,734

QATAR 1.3%
CORPORATE BONDS & NOTES 1.1%
Nakilat, Inc.
6.067% due 12/31/2033	$100	119
Qatari Diar Finance QSC
3.500% due 07/21/2015	1,300	1,375
5.000% due 07/21/2020	100	115
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,260	1,423
5.500% due 09/30/2014	300	325
5.838% due 09/30/2027	350	408
6.332% due 09/30/2027	250	305

		4,070

SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.000% due 01/20/2015	200	213
5.250% due 01/20/2020	500	594
6.400% due 01/20/2040	100	137

		944

Total Qatar (Cost $4,411)		5,014

RUSSIA 6.7%
CORPORATE BONDS & NOTES 1.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,800	2,347

ALROSA Finance S.A.
7.750% due 11/03/2020		1,100	1,251
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,800	1,924
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		15	15

			5,537

SOVEREIGN ISSUES 5.2%
Russia Government International Bond
3.250% due 04/04/2017		400	422
4.500% due 04/04/2022		2,200	2,461
5.625% due 04/04/2042		1,800	2,165
7.500% due 03/31/2030		10,653	13,471
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		500	590

			19,109

Total Russia (Cost $20,682)			24,646

SENEGAL 0.1%
SOVEREIGN ISSUES 0.1%
Senegal Government International Bond
8.750% due 05/13/2021		$200	243

Total Senegal (Cost $217)			243

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$400	427
Temasek Financial Ltd.
3.375% due 07/23/2042		2,000	1,955
5.375% due 11/23/2039		1,000	1,316

Total Singapore (Cost $3,366)			3,698

SOUTH AFRICA 1.5%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	526
6.500% due 04/15/2040		100	101
Transnet SOC Ltd.
4.000% due 07/26/2022		1,400	1,427

			2,054

SOVEREIGN ISSUES 0.9%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	400	529
5.875% due 05/30/2022		$1,030	1,273
6.500% due 06/02/2014		450	492
6.875% due 05/27/2019		500	632
7.250% due 01/15/2020	ZAR	2,500	315
8.250% due 09/15/2017		1,000	133

			3,374

Total South Africa (Cost $4,943)			5,428

SOUTH KOREA 2.0%
CORPORATE BONDS & NOTES 1.8%
Export-Import Bank of Korea
2.176% due 03/21/2015		$2,000	1,996
5.125% due 06/29/2020		100	117
8.125% due 01/21/2014		1,000	1,091
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		900	971
Korea Development Bank
3.000% due 09/14/2022		500	502
5.750% due 09/10/2013		15	16
Korea Electric Power Corp.
3.000% due 10/05/2015		600	627
Korea Exchange Bank
4.875% due 01/14/2016		100	109
Korea Hydro & Nuclear Power Co. Ltd.
3.000% due 09/19/2022		200	199
3.125% due 09/16/2015		800	839
6.250% due 06/17/2014		300	325

			6,792

SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp.
4.125% due 12/15/2015	800	866

Total South Korea (Cost $7,358)		7,658

SRI LANKA 0.2%
SOVEREIGN ISSUES 0.2%
Sri Lanka Government International Bond
6.250% due 07/27/2021	$568	620

Total Sri Lanka (Cost $568)		620

TRINIDAD AND TOBAGO 0.6%
CORPORATE BONDS & NOTES 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$1,417	1,526
9.750% due 08/14/2019	500	648

Total Trinidad and Tobago (Cost $1,975)		2,174

TURKEY 7.2%
CORPORATE BONDS & NOTES 0.7%
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016	$1,400	1,344
4.000% due 09/13/2017	1,100	1,103

		2,447

SOVEREIGN ISSUES 6.5%
Turkey Government International Bond
6.750% due 05/30/2040	2,600	3,295
7.000% due 03/11/2019	6,575	7,997
7.250% due 03/05/2038	700	932
7.500% due 07/14/2017	4,300	5,171
7.500% due 11/07/2019	4,000	5,036
8.000% due 02/14/2034	1,100	1,554

		23,985

Total Turkey (Cost $23,504)		26,432

UNITED ARAB EMIRATES 0.5%
CORPORATE BONDS & NOTES 0.2%
Dolphin Energy Ltd.
5.888% due 06/15/2019	$240	273
DP World Ltd.
6.850% due 07/02/2037	600	650

		923

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019	900	1,139

Total United Arab Emirates (Cost $1,658)		2,062

UNITED KINGDOM 0.3%
CORPORATE BONDS & NOTES 0.3%
Barclays Bank PLC
10.179% due 06/12/2021	$520	678
HBOS PLC
6.750% due 05/21/2018	400	408

Total United Kingdom (Cost $920)		1,086

UNITED STATES 1.3%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.889% due 03/15/2013	$195	181

CORPORATE BONDS & NOTES 0.8%
American International Group, Inc.
8.175% due 05/15/2068		900	1,106
8.625% due 05/22/2068	GBP	100	187
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		$200	140
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		400	477
Gerdau Holdings, Inc.
7.000% due 01/20/2020		800	928
Morgan Stanley
6.375% due 07/24/2042		220	243

			3,081

MORTGAGE-BACKED SECURITIES 0.3%
American Home Mortgage Investment Trust
2.155% due 09/25/2045		21	18
Banc of America Commercial Mortgage Trust
5.893% due 06/10/2049		200	231
5.920% due 02/10/2051		200	238
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		463	463
Banc of America Mortgage Trust
3.000% due 02/25/2036		8	7
Bear Stearns Adjustable Rate Mortgage Trust
2.735% due 01/25/2035		7	7
3.117% due 05/25/2047 ^		53	41
Citigroup Mortgage Loan Trust, Inc.
3.109% due 09/25/2037 ^		102	77
GSR Mortgage Loan Trust
2.705% due 01/25/2036		22	18
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		10	9
WaMu Mortgage Pass-Through Certificates
2.704% due 02/25/2037		68	54
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^		24	20

			1,183

U.S. GOVERNMENT AGENCIES 0.1%
Federal Home Loan Bank
4.125% due 12/13/2019 (e)		250	298
Freddie Mac
5.683% due 03/01/2036		131	143
Israel Government AID Bond
5.500% due 04/26/2024		100	133

			574

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
9.875% due 11/15/2015 (c)		189	245
U.S. Treasury Notes
1.875% due 06/30/2015 (c)(e)		120	125
2.375% due 08/31/2014 (c)		100	104

			474

Total United States (Cost $4,758)			5,493

URUGUAY 0.8%
SOVEREIGN ISSUES 0.8%
Uruguay Government International Bond
7.625% due 03/21/2036		$400	627
8.000% due 11/18/2022		1,591	2,322

Total Uruguay (Cost $2,098)			2,949

VENEZUELA 9.3%
CORPORATE BONDS & NOTES 4.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$3,400	3,079
5.000% due 10/28/2015		1,500	1,279
5.250% due 04/12/2017		4,744	3,772
5.375% due 04/12/2027		2,150	1,338
5.500% due 04/12/2037		2,840	1,732
8.500% due 11/02/2017		4,180	3,793

			14,993

SOVEREIGN ISSUES 5.2%
Venezuela Government International Bond
7.000% due 03/31/2038	300	221
7.650% due 04/21/2025	1,700	1,339
7.750% due 10/13/2019	6,820	5,916
8.250% due 10/13/2024	8,830	7,373
9.000% due 05/07/2023	1,500	1,328
9.250% due 05/07/2028	2,720	2,407
9.375% due 01/13/2034	500	446

		19,030

Total Venezuela (Cost $29,502)		34,023

VIRGIN ISLANDS (BRITISH) 4.1%
CORPORATE BONDS & NOTES 4.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$6,850	6,979
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,751
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,700	1,944
7.500% due 07/18/2016	3,300	3,830
7.875% due 03/13/2018	600	729

Total Virgin Islands (British) (Cost $13,948)		15,233

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
5.375% due 09/20/2022	$500	505

Total Zambia (Cost $491)		505

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$402	402

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $412. Repurchase proceeds are $402.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.1%
PIMCO Short-Term Floating NAV Portfolio	760,643	7,624

Total Short-Term Instruments (Cost $8,026)		8,026

Total Investments 97.1% (Cost $316,175)		$358,398
Written Options (g) (0.0%) (Premiums $125)		(87)
Other Assets and Liabilities (Net) 2.9%		10,795

Net Assets 100.0%		$369,106

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $298 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Cash of $203 has been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	35	$20
U.S. Treasury 10-Year Note December Futures	Long	12/2012	125	95
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	18	18

				$133

(e)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $304 and cash of $152 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$400	$(16)	$(12)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	12,400	(739)	(652)

					$(755)	$(664)

(f)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%	$500	$1	$1	$0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%	300	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%	200	2	(1)	3
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.420%	1,300	(42)	(58)	16
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%	2,600	18	17	1
Brazil Government International Bond	GST	1.000%	12/20/2012	0.272%	300	0	0	0
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%	300	3	(4)	7
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.339%	1,000	(22)	(37)	15
Brazil Government International Bond	MYC	1.000%	03/20/2016	0.791%	3,800	29	(38)	67
Brazil Government International Bond	MYC	2.100%	08/20/2016	0.865%	250	12	0	12
China Government International Bond	BRC	1.000%	12/20/2012	0.183%	100	1	0	1
China Government International Bond	CBK	1.000%	12/20/2016	0.653%	100	1	(5)	6
China Government International Bond	DUB	1.000%	12/20/2016	0.653%	500	8	(23)	31
China Government International Bond	FBF	1.000%	12/20/2016	0.653%	300	4	(15)	19
China Government International Bond	JPM	1.000%	12/20/2016	0.653%	400	6	(20)	26
China Government International Bond	MYC	1.000%	12/20/2016	0.653%	1,200	18	(56)	74
China Government International Bond	RYL	1.000%	06/20/2016	0.564%	600	9	6	3
Egypt Government International Bond	DUB	1.000%	12/20/2015	3.810%	600	(51)	(38)	(13)
Egypt Government International Bond	DUB	1.000%	06/20/2016	4.012%	100	(10)	(9)	(1)
Egypt Government International Bond	GST	1.000%	06/20/2015	3.535%	100	(7)	(7)	0
Egypt Government International Bond	HUS	1.000%	06/20/2015	3.535%	100	(7)	(7)	0
Egypt Government International Bond	HUS	1.000%	06/20/2016	4.012%	200	(20)	(20)	0
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	0.718%	100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	0.718%	100	1	(1)	2
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	0.718%	400	4	0	4
Export-Import Bank of China	BRC	1.000%	09/20/2017	1.160%	550	(4)	(19)	15
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%	200	1	(19)	20
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%	300	0	(6)	6
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%	300	1	(6)	7
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.458%	200	0	(4)	4
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.129%	1,000	50	0	50
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.036%	2,900	(227)	(188)	(39)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	0.668%	2,375	21	(92)	113
Indonesia Government International Bond	UAG	1.000%	03/20/2015	0.668%	375	3	(15)	18
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.036%	100	(8)	(7)	(1)
Italy Government International Bond	BPS	1.000%	09/20/2017	3.423%	800	(86)	(78)	(8)
Italy Government International Bond	CBK	1.000%	09/20/2017	3.423%	3,100	(333)	(291)	(42)
Italy Government International Bond	MYC	1.000%	09/20/2017	3.423%	1,600	(172)	(153)	(19)
Mexico Government International Bond	BRC	1.000%	12/20/2014	0.454%	300	4	(10)	14
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%	100	0	0	0
Mexico Government International Bond	GST	1.000%	12/20/2012	0.210%	200	1	1	0
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.324%	800	(20)	(37)	17
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%	800	2	2	0
Peru Government International Bond	BOA	1.000%	06/20/2016	0.792%	700	5	(18)	23
Peru Government International Bond	FBF	1.000%	06/20/2016	0.792%	2,200	17	(60)	77
Peru Government International Bond	HUS	1.000%	06/20/2016	0.792%	4,300	34	(109)	143
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.606%	2,200	9	0	9
Petrobras International Finance Co.	DUB	1.000%	09/20/2014	0.847%	1,500	5	(11)	16
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.041%	300	(1)	(10)	9
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.041%	300	(1)	(9)	8
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.041%	1,000	(1)	(34)	33
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.262%	700	18	0	18
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.329%	1,400	105	0	105
Philippines Government International Bond	CBK	2.770%	06/20/2018	1.392%	2,000	154	0	154
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.192%	800	49	0	49
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.488%	9,950	130	(290)	420
Qatar Government International Bond	BOA	1.000%	03/20/2016	0.700%	500	5	0	5
Qatar Government International Bond	DUB	1.000%	03/20/2016	0.700%	100	1	(1)	2
Republic of Korea	DUB	1.000%	12/20/2012	0.201%	1,100	2	(6)	8
Republic of Korea	JPM	1.000%	12/20/2012	0.201%	300	1	(2)	3
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%	600	2	(7)	9
Russia Government International Bond	FBF	1.000%	12/20/2012	0.345%	100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%	500	0	(6)	6
Russia Government International Bond	MYC	1.000%	12/20/2012	0.345%	100	0	(1)	1
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.480%	200	2	0	2
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.480%	400	4	0	4
Spain Government International Bond	BPS	1.000%	09/20/2017	3.780%	1,500	(183)	(169)	(14)
Spain Government International Bond	MYC	1.000%	09/20/2017	3.780%	800	(97)	(89)	(8)
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.048%	100	(7)	(9)	2
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	10.563%	300	(34)	(12)	(22)

						$(589)	$(2,082)	$1,493

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	$8,600	$755	$714	$41
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	3,900	389	491	(102)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	2,500	276	230	46
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	400	47	32	15
CDX.EM-18 5-Year Index	BRC	5.000%	12/20/2017	200	27	28	(1)

					$1,494	$1,495	$(1)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS	BRL	61,900	$1,402	$(24)	$1,426
Pay	1-Year BRL-CDI	12.070%	01/02/2013	JPM		5,100	108	13	95
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		27,900	527	(4)	531
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		60,900	1,937	(191)	2,128
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		11,700	393	(14)	407
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,100	55	45	10
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		31,322	42	3	39
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		11,000	166	0	166

							$4,630	$(172)	$4,802

(g)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	$3,100	$5	$(13)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	3,100	9	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	3,200	8	(8)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	3,200	8	(4)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	300	1	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	300	1	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	4,200	9	(10)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,200	11	(6)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012	2,800	2	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	2,400	5	(10)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	2,400	8	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	6,100	18	(25)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	6,100	18	(2)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	800	2	(3)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012	800	2	0

							$107	$(84)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$800	$10	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	800	8	(2)

						$18	$(3)

(h)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	77		$38	UAG	$0	$0	$0
10/2012	EUR	2,975		3,651	DUB	0	(173)	(173)
10/2012		2,785		3,431	UAG	0	(148)	(148)
10/2012	INR	76,598		1,373	HUS	0	(80)	(80)
10/2012	PHP	438		10	CBK	0	0	0
10/2012		$38	BRL	77	UAG	0	0	0
10/2012		1,319	INR	76,598	HUS	133	0	133
10/2012		7	MYR	21	HUS	0	0	0
10/2012		2	SGD	2	RYL	0	0	0
10/2012		440	TRY	814	HUS	11	0	11
10/2012	ZAR	3,433		$414	BRC	3	0	3
12/2012	MXN	17,440		1,288	HUS	0	(59)	(59)
12/2012		$37	BRL	77	UAG	1	0	1
12/2012		1,357	INR	76,598	HUS	80	0	80
12/2012		8	MXN	108	FBF	0	0	0
12/2012		56		762	UAG	3	0	3
02/2013	CNY	9,583		$1,504	JPM	0	(4)	(4)
02/2013		14,887		2,300	MSC	0	(42)	(42)
02/2013		$7,392	CNY	46,595	UAG	0	(61)	(61)

						$231	$(567)	$(336)

(i) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$873	$0	$873
Bahrain
Sovereign Issues	0	1,032	0	1,032
Bermuda
Corporate Bonds & Notes	0	2,506	0	2,506
Brazil
Corporate Bonds & Notes	0	25,676	0	25,676
Sovereign Issues	0	5,804	0	5,804
Cayman Islands
Corporate Bonds & Notes	0	7,432	904	8,336
Chile
Corporate Bonds & Notes	0	6,113	0	6,113
China
Corporate Bonds & Notes	0	1,704	0	1,704
Colombia
Corporate Bonds & Notes	0	4,369	0	4,369
Sovereign Issues	0	8,727	0	8,727
Egypt
Bank Loan Obligations	0	71	0	71
Gabon
Sovereign Issues	0	615	0	615
Germany
Corporate Bonds & Notes	0	3,780	0	3,780
Guatemala
Sovereign Issues	0	1,562	0	1,562
Hong Kong
Corporate Bonds & Notes	0	2,540	0	2,540
India
Corporate Bonds & Notes	0	2,758	0	2,758
Indonesia
Bank Loan Obligations	0	215	0	215
Corporate Bonds & Notes	0	6,774	0	6,774
Sovereign Issues	0	18,119	0	18,119
Ireland
Corporate Bonds & Notes	0	12,649	0	12,649
Sovereign Issues	0	4,424	0	4,424
Israel
Corporate Bonds & Notes	0	327	0	327
Kazakhstan
Corporate Bonds & Notes	0	11,675	0	11,675
Luxembourg
Corporate Bonds & Notes	0	18,588	0	18,588
Mexico
Corporate Bonds & Notes	0	27,478	0	27,478
Sovereign Issues	0	14,559	0	14,559
Netherlands
Corporate Bonds & Notes	0	4,089	0	4,089
Panama
Corporate Bonds & Notes	0	711	0	711
Sovereign Issues	0	3,921	0	3,921
Peru
Sovereign Issues	0	3,749	0	3,749
Philippines
Sovereign Issues	0	7,630	0	7,630
Poland
Sovereign Issues	0	1,734	0	1,734
Qatar
Corporate Bonds & Notes	0	4,070	0	4,070
Sovereign Issues	0	944	0	944
Russia
Corporate Bonds & Notes	0	5,537	0	5,537
Sovereign Issues	0	19,109	0	19,109
Senegal
Sovereign Issues	0	243	0	243
Singapore
Corporate Bonds & Notes	0	3,698	0	3,698
South Africa
Corporate Bonds & Notes	0	2,054	0	2,054
Sovereign Issues	0	3,374	0	3,374
South Korea
Corporate Bonds & Notes	0	6,792	0	6,792
Sovereign Issues	0	866	0	866
Sri Lanka
Sovereign Issues	0	620	0	620
Trinidad and Tobago
Corporate Bonds & Notes	0	2,174	0	2,174
Turkey
Corporate Bonds & Notes	0	2,447	0	2,447
Sovereign Issues	0	23,985	0	23,985
United Arab Emirates
Corporate Bonds & Notes	0	923	0	923
Sovereign Issues	0	1,139	0	1,139
United Kingdom
Corporate Bonds & Notes	0	1,086	0	1,086
United States
Bank Loan Obligations	0	181	0	181
Corporate Bonds & Notes	0	3,081	0	3,081
Mortgage-Backed Securities	0	1,183	0	1,183
U.S. Government Agencies	0	574	0	574
U.S. Treasury Obligations	0	474	0	474
Uruguay
Sovereign Issues	0	2,949	0	2,949
Venezuela
Corporate Bonds & Notes	0	14,993	0	14,993
Sovereign Issues	0	19,030	0	19,030
Virgin Islands (British)
Corporate Bonds & Notes	0	15,233	0	15,233
Zambia
Sovereign Issues	0	505	0	505
Short-Term Instruments
Repurchase Agreements	0	402	0	402
PIMCO Short-Term Floating NAV Portfolio	7,624	0	0	7,624
	$7,624	$349,870	$904	$358,398

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,762	0	1,762
Foreign Exchange Contracts	0	231	0	231
Interest Rate Contracts	133	4,802	0	4,935
	$133	$6,795	$0	$6,928

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(248)	(22)	(270)
Foreign Exchange Contracts	0	(567)	0	(567)
Interest Rate Contracts	0	(748)	(3)	(751)

	$0	$(1,563)	$(25)	$(1,588)

Totals	$7,757	$355,102	$879	$363,738

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$754	$0	$(32)	$25	$7	$150	$0	$0	$904	$147
Mexico
Bank Loan Obligations	597	0	(600)	0	0	3	0	0	0	0
Common Stocks	2	0	0	0	0	(2)	0	0	0	(2)

	$1,353	$0	$(632)	$25	$7	$151	$0	$0	$904	$145
Financial Derivative Instruments (2) – Liabilities
Credit Contracts	5	0	0	0	0	(27)	0	0	(22)	(27)
Interest Rate Contracts	(7)	0	0	0	0	4	0	0	(3)	4

	$(2)	$0	$0	$0	$0	$(23)	$0	$0	$(25)	$(23)

Totals	$1,351	$0	$(632)	$25	$7	$128	$0	$0	$879	$122

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$904	Benchmark Pricing	Base Price	47.00 - 86.50
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(22)	Indicative Market Quotations	Broker Quote	(11.40)
Interest Rate Contracts	(3)	Indicative Market Quotations	Broker Quote	0.15 - 0.23

Total	$879

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.4%
CORPORATE BONDS & NOTES 2.8%
Australia & New Zealand Banking Group Ltd.
1.000% due 10/06/2015		$700	$702
Commonwealth Bank of Australia
3.492% due 08/13/2014		500	526
ING Bank Australia Ltd.
4.037% due 06/24/2014	AUD	800	835

			2,063

MORTGAGE-BACKED SECURITIES 0.4%
Medallion Trust
0.557% due 05/25/2035		$70	71
Puma Finance Ltd.
3.927% due 08/22/2037	AUD	83	83
Torrens Trust
3.950% due 10/19/2038		120	121

			275

SOVEREIGN ISSUES 0.2%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		100	137

Total Australia (Cost $2,235)			2,475

BELGIUM 1.7%
SOVEREIGN ISSUES 1.7%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	900	1,276

Total Belgium (Cost $1,215)			1,276

CANADA 1.4%
SOVEREIGN ISSUES 1.4%
Province of British Columbia
4.300% due 06/18/2042	CAD	100	122
Province of Ontario
3.150% due 06/02/2022		300	318
6.200% due 06/02/2031		100	143
Province of Quebec
3.500% due 12/01/2022		200	215
4.250% due 12/01/2021		200	229

Total Canada (Cost $957)			1,027

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		$400	438

Total Cayman Islands (Cost $400)			438

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	23	5

Total Denmark (Cost $3)			5

FRANCE 5.7%
CORPORATE BONDS & NOTES 5.3%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	300	397
Cie de Financement Foncier S.A.
2.250% due 01/25/2013		200	258
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$400	396

Dexia Credit Local S.A.
0.927% due 04/29/2014		400	389
2.750% due 01/10/2014		1,800	1,816
2.750% due 04/29/2014		700	711

			3,967

SOVEREIGN ISSUES 0.4%
Caisse d’Amortissement de la Dette Sociale
3.500% due 07/01/2014		300	315

Total France (Cost $4,289)			4,282

GERMANY 8.8%
CORPORATE BONDS & NOTES 5.7%
FMS Wertmanagement AoR
0.464% due 01/20/2014	EUR	500	642
2.375% due 12/15/2014		300	404
3.375% due 06/17/2021		400	583
KFW
0.625% due 05/29/2015		600	778
2.000% due 11/30/2015		600	811
2.750% due 09/07/2015	GBP	300	514
6.250% due 05/19/2021	AUD	400	477

			4,209

SOVEREIGN ISSUES 3.1%
Republic of Germany
3.250% due 07/04/2021	EUR	100	150
4.000% due 01/04/2037		700	1,204
5.500% due 01/04/2031		500	972

			2,326

Total Germany (Cost $6,406)			6,535

IRELAND 1.9%
CORPORATE BONDS & NOTES 1.9%
Depfa ACS Bank
3.875% due 07/15/2013	EUR	300	393
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		700	977

Total Ireland (Cost $1,372)			1,370

ITALY 6.6%
CORPORATE BONDS & NOTES 0.5%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$400	391

MORTGAGE-BACKED SECURITIES 0.5%
Intesa Sec SpA
0.562% due 10/30/2033	EUR	300	363

SOVEREIGN ISSUES 5.6%
Italy Buoni Poliennali Del Tesoro
2.000% due 06/01/2013		200	257
3.000% due 04/15/2015		300	388
3.000% due 11/01/2015		100	129
3.750% due 03/01/2021		100	120
4.250% due 02/01/2019		200	257
4.750% due 09/15/2016		400	537
4.750% due 05/01/2017		100	133
4.750% due 06/01/2017		200	266
5.000% due 03/01/2022		200	259
5.000% due 08/01/2039		100	116
5.000% due 09/01/2040		200	231
5.250% due 08/01/2017		100	136
5.500% due 09/01/2022		400	533
5.750% due 02/01/2033		200	257
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	101
5.250% due 09/20/2016		100	105
6.000% due 08/04/2028	GBP	200	302

			4,127

Total Italy (Cost $4,719)			4,881

JERSEY, CHANNEL ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.3%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	200	246

Total Jersey, Channel Islands (Cost $271)			246

MEXICO 1.9%
SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,200	505
6.500% due 06/10/2021		7,400	629
10.000% due 12/05/2024		2,800	307

Total Mexico (Cost $1,301)			1,441

NETHERLANDS 10.7%
CORPORATE BONDS & NOTES 1.4%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	200	259
Fortis Bank Nederland NV
3.375% due 05/19/2014		500	676
LeasePlan Corp. NV
3.250% due 05/22/2014		100	135

			1,070

SOVEREIGN ISSUES 9.3%
Netherlands Government Bond
1.250% due 01/15/2018		100	131
2.250% due 07/15/2022		1,200	1,617
3.250% due 07/15/2021		600	878
3.500% due 07/15/2020		200	297
4.000% due 07/15/2019		1,400	2,128
4.500% due 07/15/2017		1,200	1,817

			6,868

Total Netherlands (Cost $7,721)			7,938

NEW ZEALAND 4.1%
SOVEREIGN ISSUES 4.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	1,400	1,292
5.500% due 04/15/2023		500	488
6.000% due 05/15/2021		1,300	1,294

Total New Zealand (Cost $2,762)			3,074

NORWAY 1.9%
CORPORATE BONDS & NOTES 1.4%
DNB Bank ASA
3.200% due 04/03/2017		$600	627
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	300	404

			1,031

SOVEREIGN ISSUES 0.5%
Kommunalbanken A/S
0.744% due 03/27/2017		$400	400

Total Norway (Cost $1,386)			1,431

SOUTH AFRICA 0.5%
SOVEREIGN ISSUES 0.5%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	2,700	358

Total South Africa (Cost $354)			358

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	100	133

Total South Korea (Cost $154)			133

SPAIN 1.9%
CORPORATE BONDS & NOTES 0.7%
Banco Bilbao Vizcaya Argentaria S.A.
3.000% due 10/09/2014	EUR	200	257
Banco Espanol de Credito S.A.
4.250% due 09/16/2014		200	261

			518

SOVEREIGN ISSUES 1.2%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013		100	129
Instituto de Credito Oficial
1.978% due 03/25/2014		100	125
6.125% due 02/27/2014	AUD	200	198
Spain Government International Bond
3.625% due 06/17/2013		$100	100
4.200% due 01/31/2037	EUR	200	183
4.600% due 07/30/2019		100	123

			858

Total Spain (Cost $1,391)			1,376

SUPRANATIONAL 3.4%
CORPORATE BONDS & NOTES 3.4%
European Union
2.500% due 12/04/2015	EUR	300	411
2.750% due 06/03/2016		500	696
3.250% due 04/04/2018		300	432
3.500% due 06/04/2021		200	293
Inter-American Development Bank
6.000% due 02/26/2021	AUD	600	722

Total Supranational (Cost $2,486)			2,554

UNITED KINGDOM 14.7%
CORPORATE BONDS & NOTES 2.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	600	803
HBOS PLC
6.750% due 05/21/2018		$100	102
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		200	225
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	500	654

			1,784

MORTGAGE-BACKED SECURITIES 3.5%
Arran Residential Mortgages Funding PLC
1.545% due 05/16/2047		42	54
Eurosail PLC
0.836% due 06/10/2044	GBP	75	109
Fosse Master Issuer PLC
2.908% due 10/18/2054		200	332
Granite Master Issuer PLC
0.389% due 12/20/2054		$100	92
Holmes Master Issuer PLC
1.897% due 10/15/2054	EUR	400	519
Mansard Mortgages PLC
1.303% due 12/15/2049	GBP	363	537
Newgate Funding PLC
1.653% due 12/15/2050		400	475
Unite USAF PLC
0.797% due 03/31/2017		300	472

			2,590

SOVEREIGN ISSUES 8.8%
United Kingdom Gilt
1.875% due 11/22/2022 (c)		235	484
4.250% due 06/07/2032		300	606
4.250% due 03/07/2036		100	200
4.250% due 09/07/2039		600	1,194
4.250% due 12/07/2040		500	994
4.500% due 09/07/2034		100	207
4.750% due 12/07/2030		900	1,935
4.750% due 12/07/2038		200	430
6.000% due 12/07/2028		200	488

			6,538

Total United Kingdom (Cost $10,575)			10,912

UNITED STATES 39.3%
ASSET-BACKED SECURITIES 1.6%
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		$1	1
0.917% due 10/25/2031		2	1
Amresco Residential Securities Mortgage Loan Trust
1.157% due 06/25/2029		1	1
Bear Stearns Asset-Backed Securities Trust
0.287% due 12/25/2036		30	29
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		2	1
First Alliance Mortgage Loan Trust
0.449% due 12/20/2027		1	1
Indymac Residential Asset-Backed Trust
0.667% due 08/25/2035		200	170
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		12	10
Residential Asset Securities Corp. Trust
0.717% due 07/25/2032 ^		3	2
SLM Student Loan Trust
0.951% due 10/25/2017		313	314
1.951% due 04/25/2023		612	638
Structured Asset Securities Corp.
0.797% due 01/25/2033		3	3

			1,171

BANK LOAN OBLIGATIONS 0.5%
Springleaf Financial Funding Co.
5.500% due 05/10/2017		400	392

CORPORATE BONDS & NOTES 8.3%
Ally Financial, Inc.
3.779% due 06/20/2014		200	206
4.625% due 06/26/2015		100	103
American International Group, Inc.
8.000% due 05/22/2068	EUR	400	577
AutoZone, Inc.
5.875% due 10/15/2012		$1,000	1,002
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	200	279
CIT Group, Inc.
5.250% due 04/01/2014		$300	314
Citigroup, Inc.
0.678% due 06/09/2016		200	185
0.722% due 11/05/2014		500	492
1.906% due 01/13/2014		100	101
Computer Sciences Corp.
5.000% due 02/15/2013		369	375
International Lease Finance Corp.
6.750% due 09/01/2016		200	226
Jones Group, Inc.
5.125% due 11/15/2014		200	207
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		300	79
6.875% due 05/02/2018 ^		200	53
Merrill Lynch & Co., Inc.
0.675% due 01/31/2014	EUR	100	127
Morgan Stanley
0.593% due 11/29/2013		340	433
Universal Health Services, Inc.
7.125% due 06/30/2016		$1,000	1,142
WM Covered Bond Program
4.375% due 09/16/2014	EUR	200	272

			6,173

MORTGAGE-BACKED SECURITIES 6.4%
American Home Mortgage Investment Trust
2.155% due 09/25/2045	$109	97
Banc of America Large Loan, Inc.
1.971% due 11/15/2015	185	185
Banc of America Mortgage Trust
3.000% due 02/25/2036	101	80
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	104	105
2.756% due 08/25/2033	6	6
3.078% due 03/25/2035	12	12
5.141% due 08/25/2035	75	76
Bear Stearns Alt-A Trust
0.377% due 02/25/2034	110	104
2.768% due 11/25/2035 ^	65	48
2.921% due 11/25/2036	150	101
2.953% due 03/25/2036 ^	137	83
3.006% due 09/25/2035	70	57
5.493% due 08/25/2036 ^	87	60
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046	56	33
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	20	20
2.340% due 09/25/2035	34	33
Countrywide Alternative Loan Trust
0.429% due 03/20/2046	130	79
0.497% due 02/25/2037	111	69
1.148% due 12/25/2035	167	118
1.648% due 11/25/2035	30	20
5.250% due 06/25/2035	24	20
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	55	43
0.537% due 03/25/2035	117	75
0.547% due 02/25/2035	14	12
2.657% due 11/25/2034	20	18
3.012% due 08/25/2034	57	48
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Trust
5.863% due 02/25/2037	258	153
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	400	7
1.566% due 11/10/2046 (a)	979	50
GSR Mortgage Loan Trust
2.641% due 09/25/2035	300	273
2.705% due 01/25/2036	173	147
Harborview Mortgage Loan Trust
2.958% due 05/19/2033	10	11
Indymac Index Mortgage Loan Trust
0.457% due 07/25/2035	47	35
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	9	9
JPMorgan Mortgage Trust
2.567% due 07/27/2037	216	165
5.165% due 02/25/2036	102	86
Mellon Residential Funding Corp.
0.661% due 12/15/2030	17	17
Merrill Lynch Floating Trust
0.766% due 07/09/2021	163	161
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	30	29
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036	115	105
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	56	30
0.397% due 06/25/2046	147	65
0.427% due 04/25/2046	124	61
Structured Adjustable Rate Mortgage Loan Trust
2.828% due 04/25/2034	18	18
Structured Asset Mortgage Investments, Inc.
0.427% due 05/25/2046	22	13
0.437% due 05/25/2036	160	106
0.437% due 09/25/2047	200	102
0.447% due 05/25/2045	44	31
0.799% due 07/19/2034	7	7
0.879% due 09/19/2032	6	6
0.919% due 03/19/2034	12	12
1.648% due 08/25/2047	73	50
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	51

Thornburg Mortgage Securities Trust
1.467% due 06/25/2047	36	31
5.750% due 06/25/2047	124	117
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	82	80
Wachovia Mortgage Loan Trust LLC
2.919% due 10/20/2035	300	260
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	16	15
0.527% due 01/25/2045	13	13
1.128% due 06/25/2046	79	69
1.148% due 02/25/2046	173	155
2.120% due 03/25/2033	26	26
2.344% due 02/27/2034	13	13
2.476% due 03/25/2035	161	161
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.088% due 07/25/2046 ^	52	24
Wells Fargo Mortgage-Backed Securities Trust
2.614% due 07/25/2036 ^	142	122
2.617% due 03/25/2036	2	1
2.630% due 06/25/2035	73	75
2.649% due 04/25/2036	22	22
2.693% due 03/25/2036	195	183

		4,771

MUNICIPAL BONDS & NOTES 0.7%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	200	257
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	114
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	100	134

		505

	SHARES
PREFERRED SECURITIES 0.7%
DG Funding Trust
2.829% due 10/29/2012 (d)	65	485
SLM Corp. CPI Linked Security
3.714% due 01/16/2018	900	21

		506

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.337% due 03/25/2034	$15	15
0.367% due 08/25/2034	9	9
0.567% due 09/25/2042	34	34
0.647% due 11/25/2040	284	285
0.667% due 11/25/2040	311	312
1.348% due 10/01/2044	36	37
2.249% due 12/01/2034	12	13
2.492% due 11/01/2034	95	102
2.675% due 05/25/2035	33	36
3.500% due 11/01/2021 - 11/01/2042	6,099	6,526
4.000% due 11/01/2042	3,000	3,230
5.480% due 07/01/2018	200	216
6.000% due 07/25/2044	24	27
Freddie Mac
0.721% due 12/15/2032	34	34
0.821% due 12/15/2037	137	138
1.306% due 10/25/2044	94	95
2.328% due 02/01/2029	10	10
2.625% due 03/01/2035	37	40
2.850% due 04/01/2035	198	212
Ginnie Mae
1.750% due 04/20/2028 - 06/20/2030	4	4
2.000% due 04/20/2030 - 05/20/2030	3	3
NCUA Guaranteed Notes
0.698% due 11/05/2020	1,817	1,823
0.788% due 12/08/2020	429	432
Tennessee Valley Authority
6.250% due 12/15/2017	400	511

		14,144

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Bonds
3.000% due 05/15/2042		500	519
3.125% due 11/15/2041		200	213
3.750% due 08/15/2041 (h)		200	240
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (g)(h)		403	435
2.375% due 01/15/2025 (h)		122	165

			1,572

Total United States (Cost $29,629)			29,234

SHORT-TERM INSTRUMENTS 14.4%
CERTIFICATES OF DEPOSIT 0.5%
Itau Unibanco Holding S.A.
1.000% due 11/13/2012		$400	399

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012		417	417

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $427. Repurchase proceeds are $417.)
MEXICO TREASURY BILLS 1.1%
4.512% due 10/04/2012	MXN	10,000	777

U.S. TREASURY BILLS 1.6%
0.151% due 10/25/2012 - 05/02/2013 (b)(g)		$1,200	1,199

		SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 10.6%
PIMCO Short-Term Floating NAV Portfolio		789,524	7,913

Total Short-Term Instruments (Cost $10,712)			10,705

PURCHASED OPTIONS (k) 0.1%
(Cost $81)			75

Total Investments 123.5% (Cost $90,419)			$91,766
Written Options (l) (0.4%) (Premiums $293)			(330)
Other Assets and Liabilities (Net) (23.1%)			(17,111)

Net Assets 100.0%			$74,325

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $7,138 at a weighted average interest rate of 0.418%.

(g)	Securities with an aggregate market value of $1,466 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $225 and cash of $170 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	37	$(22)
Canada Government 10-Year Bond December Futures	Short	12/2012	5	(6)
Euro-Bobl December Futures	Long	12/2012	18	0
Euro-Bund 10-Year Bond December Futures	Long	12/2012	35	95
Japan Government 10-Year Bond December Futures	Long	12/2012	4	16
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	1	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	23	11
U.S. Treasury 10-Year Note December Futures	Long	12/2012	52	29
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	9	(9)
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	3	6

				$120

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $330 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		$900	$(26)	$(16)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		8,700	(518)	(454)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	390,000	68	23
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041		20,000	21	(8)

						$(455)	$(455)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.072%		$1,000	$(1)	$0	$(1)
Computer Sciences Corp.	BOA	(0.570%	)	03/20/2013	0.438%		369	0	0	0
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	1.685%		200	(15)	(13)	(2)
Marsh & McLennan Cos., Inc.	BRC	(1.160%	)	09/20/2014	0.235%		200	(4)	0	(4)
U.S. Treasury Notes	DUB	(0.250%	)	12/20/2017	0.332%	EUR	200	1	1	0
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		100	0	0	0
United Kingdom Gilt	BPS	(1.000%	)	12/20/2017	0.523%		$200	(5)	(5)	0
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		100	(2)	(2)	0
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.346%		1,000	3	0	3
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.771%		200	(4)	0	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.282%		100	(1)	0	(1)

								$(28)	$(19)	$(9)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	0.893%		$100	$1	$2	$(1)
Australia Government Bond	CBK	1.000%	12/20/2016	0.404%		300	8	1	7
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		300	8	5	3
Australia Government Bond	DUB	1.000%	12/20/2016	0.404%		200	5	0	5
Australia Government Bond	GST	1.000%	12/20/2016	0.404%		100	2	(1)	3
Australia Government Bond	JPM	1.000%	12/20/2016	0.404%		200	5	0	5
Australia Government Bond	UAG	1.000%	09/20/2016	0.380%		400	10	7	3
Australia Government Bond	UAG	1.000%	12/20/2016	0.404%		100	2	(1)	3
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.579%		400	5	(7)	12
China Government International Bond	DUB	1.000%	03/20/2016	0.510%		100	2	1	1
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		200	3	0	3
Italy Government International Bond	CBK	1.000%	06/20/2017	3.354%		100	(11)	(15)	4
Italy Government International Bond	DUB	1.000%	06/20/2017	3.354%		200	(20)	(31)	11
Italy Government International Bond	GST	1.000%	06/20/2017	3.354%		100	(10)	(17)	7
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.137%		200	4	0	4
Spain Government International Bond	BRC	1.000%	06/20/2017	3.727%		1,500	(171)	(253)	82
Spain Government International Bond	GST	1.000%	06/20/2017	3.727%		500	(57)	(79)	22
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%	EUR	200	1	(3)	4
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.193%		300	1	(5)	6
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		200	1	(3)	4
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		$100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		300	7	3	4

							$(202)	$(395)	$193

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	$500	$(4)	$(18)	$14
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	200	(2)	(6)	4
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	100	0	(2)	2
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(2)	(4)	2

					$(8)	$(30)	$22

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$1,870	JPY	155,210	$(117)	$1	$(118)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	1,267		100,000	(11)	2	(13)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	700		56,000	(15)	(4)	(11)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	1,259		100,000	(18)	0	(18)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	1,261		100,000	(16)	1	(17)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	1,300		100,000	22	38	(16)

							$(155)	$38	$(193)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	200	$25	$(1)	$26
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	430,000	421	117	304
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		150,000	147	41	106
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		100,000	119	59	60
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		100,000	118	125	(7)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	3,100	11	1	10
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		5,300	19	(6)	25
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		600	1	0	1
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		1,700	8	1	7
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		1,400	7	1	6
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		11,900	53	11	42
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		3,300	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		500	0	0	0
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		9,100	8	(2)	10

							$939	$346	$593

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$1,000	$80	$75

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 11/01/2042	BRC	$95.875	11/07/2012	$3,000	$1	$0
Put - OTC Fannie Mae 4.000% due 11/01/2042	JPM	99.953	11/07/2012	2,000	0	0

					$1	$0

(l)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$400	$0	$(2)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	300	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	300	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	1,300	0	(14)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,300	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	300	2	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	300	7	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	4,000	76	(69)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	2,200	11	(56)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,200	61	(3)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	3,700	44	(146)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	3,700	70	(2)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	400	5	(16)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	400	7	0

							$283	$(317)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$1,000	$5	$(12)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	1,000	5	(1)

					$10	$(13)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	133		$66	UAG	$0	$0	$0
10/2012	CNY	1,282		200	JPM	0	(4)	(4)
10/2012	EUR	995		1,257	BPS	0	(21)	(21)
10/2012		5,966		7,487	BRC	3	(183)	(180)
10/2012		6,493		8,166	CBK	7	(185)	(178)
10/2012		484		618	HUS	2	(6)	(4)
10/2012		6,566		8,274	JPM	10	(174)	(164)
10/2012		414		534	RYL	2	0	2
10/2012		315		407	UAG	4	(1)	3
10/2012	INR	173		3	HUS	0	0	0
10/2012	MXN	10,000		771	UAG	0	(5)	(5)
10/2012	MYR	1		0	UAG	0	0	0
10/2012	NZD	3,793		3,055	BOA	0	(87)	(87)
10/2012	SGD	3		3	RYL	0	0	0
10/2012		$65	BRL	133	UAG	1	0	1
10/2012		202	CNY	1,282	HUS	2	0	2
10/2012		5,322	EUR	4,142	BOA	0	0	0
10/2012		5,160		4,003	BPS	0	(16)	(16)
10/2012		673		537	BRC	17	0	17
10/2012		6,340		4,886	CBK	0	(62)	(62)
10/2012		687		549	DUB	19	0	19
10/2012		7,438		5,766	JPM	0	(28)	(28)
10/2012		1,724		1,350	RYL	18	(7)	11
10/2012		3	INR	173	HUS	0	0	0
10/2012		4	PHP	167	CBK	0	0	0
10/2012		75	ZAR	622	BRC	0	0	0
10/2012		264		2,184	HUS	0	(2)	(2)
10/2012		184		1,527	JPM	0	(1)	(1)
10/2012		174		1,443	UAG	0	(2)	(2)
10/2012	ZAR	1,639		$198	CBK	2	0	2
10/2012		967		117	GLM	1	0	1
10/2012		4,396		521	HUS	0	(5)	(5)
10/2012		1,077		131	JPM	2	0	2
10/2012		587		70	MSC	0	0	0
10/2012		1,443		175	UAG	2	0	2
11/2012	AUD	21		22	BRC	0	0	0
11/2012		69		72	HUS	0	0	0
11/2012		597		620	JPM	2	0	2
11/2012		2,554		2,660	WST	17	0	17
11/2012	EUR	4,142		5,324	BOA	0	0	0
11/2012		3,580		4,609	BPS	7	0	7
11/2012		4,110		5,316	CBK	40	(7)	33
11/2012		543		692	DUB	0	(6)	(6)
11/2012		1,499		1,904	FBF	0	(23)	(23)
11/2012		4,161		5,372	JPM	24	0	24
11/2012		829		1,052	UAG	2	(16)	(14)
11/2012	TWD	84		3	BRC	0	0	0
11/2012		$82	AUD	78	RBC	0	(1)	(1)
11/2012		381	EUR	296	GLM	0	0	0
11/2012		0	HKD	2	JPM	0	0	0
12/2012	BRL	133		$64	UAG	0	(1)	(1)
12/2012	CAD	167		170	BPS	1	0	1
12/2012		6		6	BRC	0	0	0
12/2012		1,022		1,046	DUB	8	0	8
12/2012		377		384	HUS	1	0	1
12/2012		929		949	JPM	5	0	5
12/2012	GBP	878		1,395	FBF	0	(22)	(22)
12/2012		198		321	HUS	1	0	1
12/2012		149		242	RBC	1	0	1
12/2012		1,914		3,060	RYL	0	(30)	(30)
12/2012	JPY	30,145		387	CBK	0	0	0
12/2012	MXN	3,097		238	BRC	0	(1)	(1)
12/2012		2,296		178	CBK	1	0	1
12/2012		3,556		273	HUS	0	(2)	(2)
12/2012		2,589		201	JPM	1	0	1
12/2012		8,923		687	MSC	2	(4)	(2)
12/2012		20,023		1,535	UAG	2	(13)	(11)
12/2012		$62	CAD	61	BPS	0	0	0
12/2012		742		725	BRC	0	(6)	(6)
12/2012		184		179	CBK	0	(2)	(2)
12/2012		190		185	HUS	0	(2)	(2)
12/2012		184		179	JPM	0	(3)	(3)
12/2012		177		173	RBC	0	(2)	(2)
12/2012		63	GBP	39	BPS	0	0	0
12/2012		129	JPY	10,168	BRC	1	0	1
12/2012		183		14,264	CBK	0	0	0
12/2012		951		75,061	FBF	11	0	11
12/2012		216		16,912	JPM	1	0	1
12/2012		223	MXN	2,863	CBK	0	(2)	(2)
12/2012		40		528	DUB	1	0	1
12/2012		72		931	GLM	0	0	0
12/2012		663		8,862	HUS	22	0	22
12/2012		56		751	JPM	2	0	2
12/2012		296		3,905	MSC	6	(1)	5
12/2012		163		2,184	UAG	6	0	6
01/2013		153	IDR	1,500,230	MSC	1	0	1
02/2013	CNY	4,789		$747	DUB	0	(7)	(7)
02/2013		1,282		202	HUS	0	0	0
02/2013		12,154		1,908	JPM	0	(5)	(5)
02/2013		$492	CNY	3,091	JPM	0	(6)	(6)
05/2013	EUR	460		$581	BOA	0	(11)	(11)
05/2013		1,538		1,972	BRC	0	(9)	(9)
05/2013		509		648	FBF	0	(7)	(7)
05/2013		569		720	UAG	0	(13)	(13)
08/2013		$319	CNY	2,000	DUB	0	(7)	(7)
08/2013		780		4,925	UAG	0	(10)	(10)
04/2014		72		438	BRC	0	(4)	(4)
04/2014		104		633	CBK	0	(6)	(6)
04/2014		27		164	GST	0	(2)	(2)
04/2014		48		292	HUS	0	(3)	(3)
04/2014		46		280	JPM	0	(3)	(3)
04/2014		45		275	RYL	0	(3)	(3)
04/2014		96		584	UAG	0	(6)	(6)
09/2015		70		430	BOA	0	(5)	(5)
09/2015		154		941	BRC	0	(13)	(13)
09/2015		577		3,492	CBK	0	(51)	(51)
09/2015		106		640	JPM	0	(9)	(9)
09/2015		70		431	MSC	0	(5)	(5)

						$258	$(1,118)	$(860)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$2,063	$0	$2,063
Mortgage-Backed Securities	0	275	0	275
Sovereign Issues	0	137	0	137
Belgium
Sovereign Issues	0	1,276	0	1,276
Canada
Sovereign Issues	0	1,027	0	1,027
Cayman Islands
Corporate Bonds & Notes	0	438	0	438
Denmark
Corporate Bonds & Notes	0	5	0	5
France
Corporate Bonds & Notes	0	3,967	0	3,967
Sovereign Issues	0	315	0	315
Germany
Corporate Bonds & Notes	0	4,209	0	4,209
Sovereign Issues	0	2,326	0	2,326
Ireland
Corporate Bonds & Notes	0	1,370	0	1,370
Italy
Corporate Bonds & Notes	0	391	0	391
Mortgage-Backed Securities	0	363	0	363
Sovereign Issues	0	4,127	0	4,127
Jersey, Channel Islands
Corporate Bonds & Notes	0	246	0	246
Mexico
Sovereign Issues	0	1,441	0	1,441
Netherlands
Corporate Bonds & Notes	0	1,070	0	1,070
Sovereign Issues	0	6,868	0	6,868
New Zealand
Sovereign Issues	0	3,074	0	3,074
Norway
Corporate Bonds & Notes	0	1,031	0	1,031
Sovereign Issues	0	400	0	400
South Africa
Sovereign Issues	0	358	0	358
South Korea
Corporate Bonds & Notes	0	133	0	133
Spain
Corporate Bonds & Notes	0	518	0	518
Sovereign Issues	0	858	0	858
Supranational
Corporate Bonds & Notes	0	2,554	0	2,554
United Kingdom
Corporate Bonds & Notes	0	1,784	0	1,784
Mortgage-Backed Securities	0	2,590	0	2,590
Sovereign Issues	0	6,538	0	6,538
United States
Asset-Backed Securities	0	1,171	0	1,171
Bank Loan Obligations	0	392	0	392
Corporate Bonds & Notes	0	6,173	0	6,173
Mortgage-Backed Securities	0	4,771	0	4,771
Municipal Bonds & Notes	0	505	0	505
Preferred Securities	21	0	485	506
U.S. Government Agencies	0	11,889	2,255	14,144
U.S. Treasury Obligations	0	1,572	0	1,572
Short-Term Instruments
Certificates of Deposit	0	399	0	399
Repurchase Agreements	0	417	0	417
Mexico Treasury Bills	0	777	0	777
U.S. Treasury Bills	0	1,199	0	1,199
PIMCO Short-Term Floating NAV Portfolio	7,913	0	0	7,913
Purchased Options
Interest Rate Contracts	0	75	0	75
	$7,934	$81,092	$2,740	$91,766

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	219	0	219
Foreign Exchange Contracts	0	258	0	258
Interest Rate Contracts	157	623	0	780
	$157	$1,100	$0	$1,257

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(1,311)	0	(1,311)
Interest Rate Contracts	(37)	(815)	0	(852)

	$(37)	$(2,139)	$0	$(2,176)

Totals	$8,054	$80,053	$2,740	$90,847

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Japan
Mortgage-Backed Securities	$30	$0	$(31)	$0	$10	$(9)	$0	$0	$0	$0
United States
Preferred Securities	488	0	0	0	0	(3)	0	0	485	(3)
U.S. Government Agencies	2,407	0	(159)	0	0	7	0	0	2,255	7

Totals	$2,925	$0	$(190)	$0	$10	$(5)	$0	$0	$2,740	$4

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
United States
Preferred Securities	$485	Benchmark Pricing	Base Price	0.75
U.S. Government Agencies	2,255	Third Party Vendor	Broker Quote	100.30 - 100.75

Total	$2,740

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Westpac Banking Corp.
2.700% due 12/09/2014		$100	$104

Total Australia (Cost $100)			104

BELGIUM 0.6%
SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
3.500% due 06/28/2017	EUR	200	283

Total Belgium (Cost $262)			283

CANADA 3.7%
CORPORATE BONDS & NOTES 1.4%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$300	319
Toronto-Dominion Bank
1.625% due 09/14/2016		300	311

			630

SOVEREIGN ISSUES 2.3%
Province of Ontario
3.150% due 06/02/2022	CAD	200	212
4.000% due 12/03/2019	EUR	100	151
4.000% due 06/02/2021	CAD	300	340
6.200% due 06/02/2031		100	143
Province of Quebec
3.500% due 12/01/2022		100	108
4.250% due 12/01/2021		100	114

			1,068

Total Canada (Cost $1,636)			1,698

CAYMAN ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Landmark CDO Ltd.
0.718% due 06/01/2017		$105	102

Total Cayman Islands (Cost $101)			102

FRANCE 7.3%
CORPORATE BONDS & NOTES 7.3%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$200	206
3.000% due 07/23/2013	EUR	100	131
4.750% due 05/28/2013		100	132
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		$200	208
4.500% due 01/09/2013	EUR	100	130
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		$200	198
Dexia Credit Local S.A.
0.927% due 04/29/2014		600	583
1.160% due 09/18/2013	EUR	600	776
2.750% due 01/10/2014		$300	303
2.750% due 04/29/2014		300	305
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	200	267
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		100	136

Total France (Cost $3,382)			3,375

GERMANY 12.7%
CORPORATE BONDS & NOTES 9.3%
FMS Wertmanagement AoR
0.464% due 01/20/2014	EUR	200	257
0.464% due 02/18/2015		900	1,154
2.375% due 12/15/2014		100	134
2.750% due 06/03/2016		300	415
3.375% due 06/17/2021		200	291
KFW
0.625% due 05/29/2015		400	519
5.500% due 02/09/2022	AUD	500	575
6.000% due 08/20/2020		100	117
6.250% due 05/19/2021		700	835

			4,297

SOVEREIGN ISSUES 3.4%
Republic of Germany
4.000% due 01/04/2037	EUR	600	1,032
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	3,000	535

			1,567

Total Germany (Cost $5,928)			5,864

IRELAND 2.6%
CORPORATE BONDS & NOTES 2.1%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016	EUR	700	977

MORTGAGE-BACKED SECURITIES 0.5%
Opera Finance PLC
0.684% due 10/20/2014		200	250

Total Ireland (Cost $1,225)			1,227

ITALY 6.3%
MORTGAGE-BACKED SECURITIES 0.3%
Intesa Sec SpA
0.562% due 10/30/2033	EUR	100	121

SOVEREIGN ISSUES 6.0%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015		100	129
3.750% due 08/01/2015		100	131
3.750% due 08/01/2021		100	119
4.500% due 03/01/2019		100	130
4.750% due 09/15/2016		400	537
4.750% due 06/01/2017		100	133
5.000% due 03/01/2022		300	388
5.000% due 09/01/2040		100	115
5.250% due 08/01/2017		100	136
5.500% due 09/01/2022		200	267
5.750% due 02/01/2033		100	129
6.000% due 05/01/2031		100	132
Republic of Italy Government Bond
5.750% due 07/25/2016		200	271
6.000% due 08/04/2028	GBP	100	151

			2,768

Total Italy (Cost $2,792)			2,889

JAPAN 2.0%
SOVEREIGN ISSUES 2.0%
Japan Government International Bond
2.000% due 03/20/2042	JPY	70,000	922

Total Japan (Cost $937)			922

MEXICO 3.2%
SOVEREIGN ISSUES 3.2%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,000	407
6.500% due 06/10/2021		10,100	859
10.000% due 12/05/2024		2,000	219

Total Mexico (Cost $1,345)			1,485

NETHERLANDS 9.0%
CORPORATE BONDS & NOTES 2.5%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	100	130
Achmea Hypotheekbank NV
0.792% due 11/03/2014		$100	100
3.200% due 11/03/2014		200	210
ING Bank NV
2.250% due 08/31/2015	EUR	200	269
Nederlandse Waterschapsbank NV
2.125% due 06/16/2016		$200	207
NIBC Bank NV
0.798% due 12/02/2014		100	100
3.500% due 04/07/2014	EUR	100	135

			1,151

SOVEREIGN ISSUES 6.5%
Netherlands Government Bond
2.250% due 07/15/2022		300	404
2.500% due 01/15/2017		200	278
3.250% due 07/15/2021		200	293
3.500% due 07/15/2020		200	297
4.000% due 07/15/2016		200	291
4.000% due 07/15/2018		100	150
4.000% due 07/15/2019		400	608
4.500% due 07/15/2017		450	681

			3,002

Total Netherlands (Cost $4,015)			4,153

NEW ZEALAND 4.2%
SOVEREIGN ISSUES 4.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	900	830
5.500% due 04/15/2023		600	586
6.000% due 05/15/2021		500	498

Total New Zealand (Cost $1,624)			1,914

NORWAY 1.6%
CORPORATE BONDS & NOTES 1.6%
DNB Bank ASA
3.200% due 04/03/2017		$300	314
DNB Boligkreditt A/S
4.125% due 02/01/2013	EUR	100	130
Eksportfinans ASA
3.000% due 11/17/2014		$300	295

Total Norway (Cost $725)			739

SOUTH AFRICA 0.6%
SOVEREIGN ISSUES 0.6%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	2,000	265

Total South Africa (Cost $264)			265

SPAIN 4.5%
CORPORATE BONDS & NOTES 0.5%
Banco Bilbao Vizcaya Argentaria S.A.
4.125% due 01/13/2014	EUR	100	131
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$100	99

			230

SOVEREIGN ISSUES 4.0%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	100	129
Instituto de Credito Oficial
0.697% due 01/28/2013		$300	297
1.978% due 03/25/2014	EUR	400	500
4.500% due 03/07/2013	GBP	200	322
4.500% due 07/08/2014	EUR	100	130
4.530% due 03/17/2016	CAD	100	93
Spain Government International Bond
4.000% due 04/30/2020	EUR	300	348

			1,819

Total Spain (Cost $2,117)			2,049

SUPRANATIONAL 4.6%
CORPORATE BONDS & NOTES 4.6%
European Union
2.500% due 12/04/2015	EUR	200	274
2.750% due 06/03/2016		200	278
3.125% due 01/27/2015		400	548
3.250% due 11/07/2014		200	274
3.250% due 04/04/2018		500	720

Total Supranational (Cost $2,135)			2,094

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Stadshypotek AB
0.912% due 09/30/2013		$300	301

Total Sweden (Cost $300)			301

UNITED KINGDOM 17.5%
CORPORATE BONDS & NOTES 2.7%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	300	402
LBG Capital PLC
11.040% due 03/19/2020	GBP	100	177
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$400	449
Nationwide Building Society
2.875% due 09/14/2015	EUR	100	137
Royal Bank of Scotland Group PLC
4.440% due 10/27/2014	AUD	100	95

			1,260

MORTGAGE-BACKED SECURITIES 5.2%
Eurosail PLC
0.418% due 03/13/2045	EUR	92	102
0.822% due 03/13/2045	GBP	184	261
Fosse Master Issuer PLC
2.908% due 10/18/2054		100	166
Granite Master Issuer PLC
0.359% due 12/20/2054		$135	126
0.389% due 12/20/2054		100	92
0.440% due 12/17/2054	EUR	100	120
Granite Mortgages PLC
0.951% due 06/20/2044	GBP	64	101
Great Hall Mortgages PLC
0.515% due 06/18/2039		$65	57
Holmes Master Issuer PLC
1.897% due 10/15/2054	EUR	200	260
Kensington Mortgage Securities PLC
0.425% due 06/14/2040		74	87
Mansard Mortgages PLC
1.303% due 12/15/2049	GBP	212	314
Newgate Funding PLC
1.653% due 12/15/2050		200	237
RMAC Securities PLC
0.411% due 06/12/2044	EUR	186	203
0.836% due 06/12/2044	GBP	200	277

			2,403

SOVEREIGN ISSUES 9.6%
United Kingdom Gilt
1.875% due 11/22/2022 (b)		235	484
4.250% due 12/07/2027		200	407
4.250% due 06/07/2032		300	606
4.250% due 09/07/2039		400	796
4.250% due 12/07/2040		200	398
4.500% due 09/07/2034		100	207
4.750% due 12/07/2030		400	860
4.750% due 12/07/2038		200	430
6.000% due 12/07/2028		100	244

			4,432

Total United Kingdom (Cost $7,781)			8,095

UNITED STATES 29.7%
ASSET-BACKED SECURITIES 0.7%
HSBC Home Equity Loan Trust
0.369% due 03/20/2036		$56	54
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		76	77
SLM Student Loan Trust
0.512% due 12/15/2023	EUR	153	190

			321

CORPORATE BONDS & NOTES 4.0%
Ally Financial, Inc.
3.779% due 06/20/2014		$200	206
American International Group, Inc.
4.250% due 09/15/2014		100	106
5.750% due 03/15/2067	GBP	100	145
Bank of America Corp.
5.650% due 05/01/2018		$100	114
Citigroup, Inc.
0.722% due 11/05/2014		200	197
6.000% due 12/13/2013		100	106
International Lease Finance Corp.
6.375% due 03/25/2013		100	102
6.500% due 09/01/2014		100	108
6.750% due 09/01/2016		100	113
JC Penney Corp., Inc.
7.950% due 04/01/2017		100	104
Jones Group, Inc.
5.125% due 11/15/2014		100	103
Merrill Lynch & Co., Inc.
4.875% due 05/30/2014	EUR	100	135
PulteGroup, Inc.
5.200% due 02/15/2015		$100	107
WM Covered Bond Program
4.000% due 11/26/2016	EUR	100	142
4.375% due 09/16/2014		50	68

			1,856

MORTGAGE-BACKED SECURITIES 4.5%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		$185	185
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		34	32
Commercial Mortgage Pass-Through Certificates Trust
2.562% due 07/10/2046 (a)		2,101	132
2.648% due 07/10/2046 (a)		1,657	141
Credit Suisse Mortgage Capital Certificates
5.928% due 12/18/2049		200	226
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)		200	3
1.566% due 11/10/2046 (a)		489	25
First Horizon Mortgage Pass-Through Trust
2.570% due 05/25/2037 ^		69	48
Harborview Mortgage Loan Trust
0.499% due 02/19/2036		488	327
Indymac Index Mortgage Loan Trust
0.457% due 07/25/2035		43	33
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		200	226
JPMorgan Mortgage Trust
5.165% due 02/25/2036		51	43

Mellon Residential Funding Corp.
0.651% due 08/15/2032	129	130
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035	32	32
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.147% due 08/12/2049	100	115
Royal Bank of Scotland Capital Funding Trust
6.204% due 12/16/2049	100	119
Structured Asset Securities Corp.
2.843% due 10/28/2035	159	144
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047	42	38
Wells Fargo Mortgage-Backed Securities Trust
2.656% due 10/25/2035	77	74

		2,073

MUNICIPAL BONDS & NOTES 1.4%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	100	136
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	100	104
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	134
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	100	148
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	100	113

		635

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
0.647% due 11/25/2040	142	142
0.667% due 11/25/2040	155	156
3.500% due 11/01/2042	5,000	5,349
4.000% due 11/01/2042	900	969
4.500% due 02/01/2039	137	149
Freddie Mac
0.821% due 12/15/2037	69	69
NCUA Guaranteed Notes
0.598% due 11/06/2017	688	689
0.788% due 12/08/2020	171	173
Small Business Administration
5.980% due 05/01/2022	157	174
Tennessee Valley Authority
6.250% due 12/15/2017	200	255

		8,125

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.125% due 11/15/2041	100	107
3.750% due 08/15/2041	300	359
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (f)	202	217

		683

Total United States (Cost $13,197)		13,693

SHORT-TERM INSTRUMENTS 12.6%
CERTIFICATES OF DEPOSIT 0.9%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$100	99
Itau Unibanco Holding S.A.
0.000% due 11/13/2012	300	299

		398

REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	286	286

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $292. Repurchase proceeds are $286.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.1%
PIMCO Short-Term Floating NAV Portfolio	509,991	5,112

Total Short-Term Instruments (Cost $5,796)		5,796

PURCHASED OPTIONS (i) 0.1%
(Cost $44)		37

Total Investments 123.9% (Cost $55,706)		$57,085
Written Options (j) (0.4%) (Premiums $165)		(184)
Other Assets and Liabilities (Net) (23.5%)		(10,817)

Net Assets 100.0%		$46,084

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $5,314 at a weighted average interest rate of 0.415%.

(f)	Securities with an aggregate market value of $72 and cash of $236 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond December Futures	Short	12/2012	36	$(22)
Canada Government 10-Year Bond December Futures	Short	12/2012	5	(6)
Euro-BTP Italy Government Bond December Futures	Long	12/2012	1	8
Euro-Bund 10-Year Bond December Futures	Long	12/2012	31	77
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond December Futures	Long	12/2012	4	0
U.S. Treasury 5-Year Note December Futures	Long	12/2012	23	7
U.S. Treasury 10-Year Note December Futures	Long	12/2012	33	20
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	7	(7)
United Kingdom Government 10-Year Gilt December Futures	Short	12/2012	1	0

				$77

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $344 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$5,700	$(339)	$(308)
Pay	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	750,000	130	44

						$(209)	$(264)

(h) OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	1.766%		$200	$8	$30	$(22)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.855%		100	(1)	(2)	1
JC Penney Corp., Inc.	DUB	(1.000%	)	06/20/2017	7.207%		100	23	6	17
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	1.685%		100	(7)	(6)	(1)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	1.083%		100	(10)	0	(10)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.047%		100	4	6	(2)
U.S. Treasury Notes	DUB	(0.250%	)	12/20/2017	0.332%	EUR	100	1	1	0
U.S. Treasury Notes	UAG	(0.250%	)	12/20/2017	0.332%		100	1	1	0
United Kingdom Gilt	GST	(1.000%	)	12/20/2017	0.523%		$100	(2)	(2)	0
United Kingdom Gilt	MYC	(1.000%	)	12/20/2017	0.523%		300	(7)	(7)	0

								$10	$27	$(17)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	09/20/2016	0.380%		$300	$8	$5	$3
Australia Government Bond	GST	1.000%	12/20/2016	0.404%		200	5	(1)	6
Australia Government Bond	MYC	1.000%	12/20/2016	0.404%		100	2	0	2
Australia Government Bond	RYL	1.000%	09/20/2016	0.380%		100	3	2	1
Australia Government Bond	UAG	1.000%	12/20/2016	0.404%		200	5	0	5
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.579%		100	2	(2)	4
China Government International Bond	CBK	1.000%	03/20/2016	0.510%		300	5	3	2
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		200	3	0	3
Italy Government International Bond	CBK	1.000%	06/20/2017	3.354%		100	(10)	(15)	5
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.216%	EUR	300	0	(5)	5
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.216%		100	0	(2)	2
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.197%		$100	2	1	1
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		400	9	3	6
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		100	3	1	2

							$37	$(10)	$47

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$200	$(2)	$(9)	$7
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	100	(1)	(2)	1
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	100	(1)	(3)	2
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	200	(2)	(4)	2

					$(6)	$(18)	$12

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums (Received)	Unrealized (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$400	JPY	32,000	$(9)	$(2)	$(7)

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL	JPY	60,000	$59	$16	$43
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	FBF		60,000	71	75	(4)
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	1,700	7	1	6
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		2,600	9	(3)	12
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		2,600	5	0	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		1,400	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		2,500	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		500	1	0	1

							$155	$88	$67

(i)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.450%	09/21/2015	$500	$41	$37

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	90.000	10/04/2012	$6,000	$1	$0
Call - OTC USD versus JPY	CBK		90.000	10/16/2012	5,000	0	0
Call - OTC USD versus JPY	MSX		90.000	10/25/2012	7,000	1	0

						$2	$0

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 11/01/2042	BRC	$95.875	11/07/2012	$4,000	$1	$0
Put - OTC Fannie Mae 3.500% due 11/01/2042	BRC	96.688	11/07/2012	4,000	0	0

					$1	$0

(j)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$200	$0	$(1)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	200	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	200	0	(1)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	600	0	(6)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	600	0	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	200	1	(5)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	200	5	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.500%	09/21/2015	2,100	40	(36)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,300	7	(33)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,300	36	(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	2,300	27	(91)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	2,300	43	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	200	3	(8)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	200	3	0

							$165	$(184)

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	926		$955	BOA	$0	$(5)	$(5)
10/2012		27		28	BRC	0	0	0
10/2012		42		44	HUS	0	0	0
10/2012		187		194	JPM	1	0	1
10/2012		176		183	UAG	1	0	1
10/2012	BRL	16		8	UAG	0	0	0
10/2012	CNY	641		100	JPM	0	(2)	(2)
10/2012	EUR	442		568	BPS	0	0	0
10/2012		131		170	BRC	2	0	2
10/2012	INR	4		0	HUS	0	0	0
10/2012	JPY	9,730		125	CBK	0	0	0
10/2012	MYR	2		1	UAG	0	0	0
10/2012	NZD	2,366		1,906	BOA	0	(54)	(54)
10/2012	SGD	1		1	RYL	0	0	0
10/2012		$52	AUD	50	RBC	0	(1)	(1)
10/2012		8	BRL	16	UAG	0	0	0
10/2012		101	CNY	641	HUS	1	0	1
10/2012		179	EUR	139	BPS	0	0	0
10/2012		169		131	JPM	0	(1)	(1)
10/2012		0	INR	4	HUS	0	0	0
10/2012		2,512	JPY	196,403	BRC	5	0	5
10/2012		124		9,678	CBK	0	0	0
10/2012		2,242		175,201	DUB	3	0	3
10/2012		5,940		462,900	FBF	0	(8)	(8)
10/2012		2,198		173,045	GLM	20	0	20
10/2012		1,708		132,963	JPM	0	(4)	(4)
10/2012		5,976		463,020	RYL	0	(42)	(42)
10/2012		215	ZAR	1,783	BRC	0	(1)	(1)
10/2012		19		157	HUS	0	0	0
10/2012		154		1,274	UAG	0	(1)	(1)
10/2012	ZAR	787		$95	BRC	1	0	1
10/2012		156		19	CBK	0	0	0
10/2012		306		37	DUB	0	0	0
10/2012		559		68	GLM	1	0	1
10/2012		2,201		261	HUS	0	(3)	(3)
10/2012		1,424		172	JPM	2	0	2
11/2012	AUD	20		21	BRC	0	0	0
11/2012	EUR	37		47	CBK	0	(1)	(1)
11/2012		138		176	DUB	0	(1)	(1)
11/2012		45		57	FBF	0	(1)	(1)
11/2012		56		71	UAG	0	(2)	(2)
11/2012	NOK	2,970		506	DUB	0	(12)	(12)
11/2012		$21	AUD	20	WST	0	0	0
11/2012		161	DKK	957	BRC	5	0	5
11/2012		161		957	DUB	4	0	4
11/2012		0	HKD	3	JPM	0	0	0
11/2012		134	SEK	895	BRC	2	0	2
11/2012		135		896	UAG	2	0	2
11/2012		1	TWD	43	BRC	0	0	0
12/2012	BRL	16		$8	UAG	0	0	0
12/2012	CAD	412		421	BPS	3	0	3
12/2012		6		6	BRC	0	0	0
12/2012		225		229	HUS	1	0	1
12/2012		163		166	JPM	1	0	1
12/2012		681		698	RBC	6	0	6
12/2012	EUR	213		270	BRC	0	(4)	(4)
12/2012		129		168	CBK	2	0	2
12/2012		1,346		1,726	HUS	3	(8)	(5)
12/2012		1,005		1,297	JPM	5	(1)	4
12/2012		379		492	RYL	4	0	4
12/2012		466		599	UAG	2	(2)	0
12/2012	GBP	3		5	BRC	0	0	0
12/2012		142		230	RBC	1	0	1
12/2012		8		13	UAG	0	0	0
12/2012	MXN	2,276		175	BRC	0	(1)	(1)
12/2012		348		27	CBK	0	0	0
12/2012		1,532		119	DUB	0	0	0
12/2012		3,458		264	GLM	0	(3)	(3)
12/2012		7,294		544	HUS	0	(19)	(19)
12/2012		9,047		694	MSC	1	(6)	(5)
12/2012		5,700		442	UAG	2	0	2
12/2012		$640	CAD	626	BRC	0	(5)	(5)
12/2012		951		929	DUB	0	(8)	(8)
12/2012		116		113	HUS	0	(1)	(1)
12/2012		1,191	EUR	920	BPS	0	(8)	(8)
12/2012		292		223	BRC	0	(6)	(6)
12/2012		1,440		1,102	CBK	0	(23)	(23)
12/2012		782		606	JPM	0	(2)	(2)
12/2012		2,337	GBP	1,470	BPS	36	0	36
12/2012		28		17	CBK	0	0	0
12/2012		19	MXN	251	DUB	1	0	1
12/2012		173		2,224	GLM	0	(1)	(1)
12/2012		99		1,285	HUS	0	0	0
12/2012		31		416	JPM	1	0	1
12/2012		218		2,870	MSC	4	(1)	3
12/2012		205		2,747	UAG	7	0	7
01/2013		1	IDR	5,630	MSC	0	0	0
02/2013	CNY	3,161		$493	DUB	0	(4)	(4)
02/2013		641		101	HUS	0	0	0
02/2013		5,784		908	JPM	0	(2)	(2)
02/2013		$375	CNY	2,352	JPM	0	(5)	(5)
05/2013	EUR	41		$52	BOA	0	(1)	(1)
05/2013		137		176	BRC	0	(1)	(1)
05/2013		45		57	FBF	0	(1)	(1)
05/2013		51		65	UAG	0	(1)	(1)
08/2013		$160	CNY	1,000	DUB	0	(3)	(3)
08/2013		402		2,539	UAG	0	(5)	(5)
04/2014		42		256	BRC	0	(3)	(3)
04/2014		59		359	CBK	0	(4)	(4)
04/2014		15		91	GST	0	(1)	(1)
04/2014		27		164	HUS	0	(2)	(2)
04/2014		26		158	JPM	0	(2)	(2)
04/2014		25		153	RYL	0	(1)	(1)
04/2014		56		341	UAG	0	(3)	(3)
09/2015		20		123	BOA	0	(1)	(1)
09/2015		71		430	BRC	0	(6)	(6)
09/2015		274		1,656	CBK	0	(24)	(24)
09/2015		20		123	MSC	0	(1)	(1)

						$130	$(309)	$(179)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Belgium
Sovereign Issues	0	283	0	283
Canada
Corporate Bonds & Notes	0	630	0	630
Sovereign Issues	0	1,068	0	1,068
Cayman Islands
Asset-Backed Securities	0	102	0	102
France
Corporate Bonds & Notes	0	3,375	0	3,375
Germany
Corporate Bonds & Notes	0	4,297	0	4,297
Sovereign Issues	0	1,567	0	1,567
Ireland
Corporate Bonds & Notes	0	977	0	977
Mortgage-Backed Securities	0	250	0	250
Italy
Mortgage-Backed Securities	0	121	0	121
Sovereign Issues	0	2,768	0	2,768
Japan
Sovereign Issues	0	922	0	922
Mexico
Sovereign Issues	0	1,485	0	1,485
Netherlands
Corporate Bonds & Notes	0	1,151	0	1,151
Sovereign Issues	0	3,002	0	3,002
New Zealand
Sovereign Issues	0	1,914	0	1,914
Norway
Corporate Bonds & Notes	0	739	0	739
South Africa
Sovereign Issues	0	265	0	265
Spain
Corporate Bonds & Notes	0	230	0	230
Sovereign Issues	0	1,819	0	1,819
Supranational
Corporate Bonds & Notes	0	2,094	0	2,094
Sweden
Corporate Bonds & Notes	0	301	0	301
United Kingdom
Corporate Bonds & Notes	0	1,260	0	1,260
Mortgage-Backed Securities	0	2,403	0	2,403
Sovereign Issues	0	4,432	0	4,432
United States
Asset-Backed Securities	0	321	0	321
Corporate Bonds & Notes	0	1,856	0	1,856
Mortgage-Backed Securities	0	2,073	0	2,073
Municipal Bonds & Notes	0	635	0	635
U.S. Government Agencies	0	7,263	862	8,125
U.S. Treasury Obligations	0	683	0	683
Short-Term Instruments
Certificates of Deposit	0	398	0	398
Repurchase Agreements	0	286	0	286
PIMCO Short-Term Floating NAV Portfolio	5,112	0	0	5,112
Purchased Options
Interest Rate Contracts	0	37	0	37
	$5,112	$51,111	$862	$57,085

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	77	0	77
Foreign Exchange Contracts	0	130	0	130
Interest Rate Contracts	112	115	0	227
	$112	$322	$0	$434

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(35)	0	(35)
Foreign Exchange Contracts	0	(316)	0	(316)
Interest Rate Contracts	(35)	(496)	0	(531)

	$(35)	$(847)	$0	$(882)

Totals	$5,189	$50,586	$862	$56,637

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
United States
U.S. Government Agencies	$1,001	$ 0	$ (141)	$0	$0	$2	$0	$0	$862	$2

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
United States
U.S. Government Agencies	$862	Third Party Vendor	Broker Quote	100.25 -100.75

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.1%
CORPORATE BONDS & NOTES 1.1%
Australia & New Zealand Banking Group Ltd.
4.875% due 01/12/2021		$800	$921
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		500	550
Woodside Finance Ltd.
4.600% due 05/10/2021		700	770

			2,241

SOVEREIGN ISSUES 1.0%
Australia Government Bond
5.500% due 12/15/2013	AUD	700	751
Australia Government CPI Linked Bond
3.000% due 09/20/2025		850	1,246

			1,997

Total Australia (Cost $4,048)			4,238

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
China Resources Gas Group Ltd.
4.500% due 04/05/2022		$550	598

Total Bermuda (Cost $588)			598

BRAZIL 1.6%
CORPORATE BONDS & NOTES 1.6%
Banco do Brasil S.A.
6.000% due 01/22/2020		$700	831
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		625	748
CSN Resources S.A.
6.500% due 07/21/2020		750	812
Petrobras International Finance Co.
7.875% due 03/15/2019		600	757

Total Brazil (Cost $2,924)			3,148

CANADA 4.3%
CORPORATE BONDS & NOTES 0.8%
Bank of Montreal
2.850% due 06/09/2015		$1,500	1,595

SOVEREIGN ISSUES 3.5%
Canada Housing Trust
2.400% due 12/15/2022	CAD	5,300	5,461
2.750% due 12/15/2015		1,300	1,379

			6,840

Total Canada (Cost $8,262)			8,435

CAYMAN ISLANDS 1.0%
CORPORATE BONDS & NOTES 1.0%
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		$200	225
Mongolian Mining Corp.
8.875% due 03/29/2017		900	916
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		737	832

Total Cayman Islands (Cost $1,887)			1,973

FRANCE 2.4%
CORPORATE BONDS & NOTES 0.4%
BNP Paribas S.A.
5.000% due 01/15/2021		$680	754

SOVEREIGN ISSUES 2.0%
France Government Bond
3.750% due 04/25/2021	EUR	390	572
France Treasury Notes
2.250% due 02/25/2016		2,380	3,242

			3,814

Total France (Cost $4,688)			4,568

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017	EUR	575	808

Total Germany (Cost $831)			808

INDIA 0.5%
CORPORATE BONDS & NOTES 0.5%
ICICI Bank Ltd.
4.750% due 11/25/2016		$300	312
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		600	616

Total India (Cost $895)			928

INDONESIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Pertamina Persero PT
4.875% due 05/03/2022		$700	755
Perusahaan Listrik Negara PT
5.500% due 11/22/2021		500	562

Total Indonesia (Cost $1,300)			1,317

ITALY 1.6%
SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (b)	EUR	1,166	1,330
5.500% due 09/01/2022		800	1,067
5.500% due 11/01/2022		600	795

Total Italy (Cost $3,168)			3,192

JAPAN 2.0%
SOVEREIGN ISSUES 2.0%
Japan Government International Bond
1.200% due 06/20/2021	JPY	140,000	1,882
Japan Government International CPI Linked Bond
1.400% due 06/10/2018		147,900	2,090

Total Japan (Cost $3,943)			3,972

LUXEMBOURG 0.2%
CORPORATE BONDS & NOTES 0.2%
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$300	324

Total Luxembourg (Cost $305)			324

MALAYSIA 0.4%
SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
3.418% due 08/15/2022	MYR	300	97
3.502% due 05/31/2027		200	64
3.580% due 09/28/2018		600	198
3.835% due 08/12/2015		300	100
4.012% due 09/15/2017		800	270

Total Malaysia (Cost $724)			729

MEXICO 6.0%
CORPORATE BONDS & NOTES 0.6%
Petroleos Mexicanos
6.500% due 06/02/2041		$900	1,126

SOVEREIGN ISSUES 5.4%
Mexico Government International Bond
5.000% due 06/15/2017	MXN	43,840	3,417
6.000% due 06/18/2015		26,300	2,116
7.500% due 06/03/2027		5,340	480
8.000% due 06/11/2020		31,790	2,921
9.000% due 12/20/2012		10,000	785
10.000% due 12/05/2024		7,910	866

			10,585

Total Mexico (Cost $11,536)			11,711

MONGOLIA 0.4%
SOVEREIGN ISSUES 0.4%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$800	841

Total Mongolia (Cost $812)			841

NETHERLANDS 1.9%
CORPORATE BONDS & NOTES 1.3%
ABN Amro Bank NV
3.500% due 01/12/2018	EUR	575	824
ING Bank NV
3.250% due 03/03/2016		800	1,116
Rabobank Group
4.750% due 01/15/2020		$500	563

			2,503

SOVEREIGN ISSUES 0.6%
Netherlands Government Bond
3.250% due 07/15/2015	EUR	300	418
3.250% due 07/15/2021		500	731

			1,149

Total Netherlands (Cost $3,718)			3,652

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.4%
DNB Bank ASA
3.200% due 04/03/2017		$800	837

Total Norway (Cost $829)			837

PHILIPPINES 0.3%
CORPORATE BONDS & NOTES 0.3%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$400	558

Total Philippines (Cost $545)			558

RUSSIA 2.0%
SOVEREIGN ISSUES 2.0%
Russia Government International Bond
7.500% due 03/31/2030		$3,059	3,868

Total Russia (Cost $3,563)			3,868

SOUTH AFRICA 3.1%
SOVEREIGN ISSUES 3.1%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	24,600	3,238
8.250% due 09/15/2017		20,800	2,756

Total South Africa (Cost $5,995)			5,994

SOUTH KOREA 1.3%
CORPORATE BONDS & NOTES 0.3%
Export-Import Bank of Korea
1.401% due 07/26/2013		$200	200
Korea Development Bank
3.000% due 09/14/2022		300	301

			501

SOVEREIGN ISSUES 1.0%
Korea Treasury Bond
3.250% due 06/10/2015	KRW	451,500	412
3.500% due 03/10/2017		564,400	522
3.750% due 06/10/2022		366,900	352
4.000% due 12/10/2031		127,000	131
5.750% due 09/10/2018		529,100	550

			1,967

Total South Korea (Cost $2,438)			2,468

SPAIN 0.9%
SOVEREIGN ISSUES 0.9%
Spain Government International Bond
4.000% due 04/30/2020	EUR	200	232
4.850% due 10/31/2020		400	484
5.500% due 04/30/2021		600	753
5.850% due 01/31/2022		300	383

Total Spain (Cost $1,870)			1,852

SUPRANATIONAL 0.9%
CORPORATE BONDS & NOTES 0.9%
European Financial Stability Facility
3.375% due 07/05/2021	EUR	1,200	1,698

Total Supranational (Cost $1,655)			1,698

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Nordea Bank AB
3.125% due 03/20/2017		$800	838

Total Sweden (Cost $831)			838

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
UBS AG
4.875% due 08/04/2020		$500	560

Total Switzerland (Cost $555)			560

UNITED KINGDOM 8.7%
CORPORATE BONDS & NOTES 2.8%
Bank of Scotland PLC
3.875% due 01/15/2014	EUR	800	1,072
Ensco PLC
4.700% due 03/15/2021		$750	849
Nationwide Building Society
3.875% due 12/05/2013	EUR	200	268
Northern Rock Asset Management PLC
3.625% due 03/28/2013		800	1,044
4.125% due 03/27/2018		300	427

Royal Bank of Scotland Group PLC
4.000% due 03/15/2017		800	1,137
5.000% due 10/01/2014		$700	721

			5,518

SOVEREIGN ISSUES 5.9%
United Kingdom Gilt
1.750% due 09/07/2022	GBP	1,800	2,917
1.875% due 11/22/2022 (b)		2,590	5,328
2.000% due 01/22/2016		1,300	2,212
3.750% due 09/07/2020		100	192
4.000% due 03/07/2022		400	786

			11,435

Total United Kingdom (Cost $16,866)			16,953

UNITED STATES 25.6%
ASSET-BACKED SECURITIES 0.2%
Countrywide Asset-Backed Certificates
0.317% due 08/25/2037		$316	306

CORPORATE BONDS & NOTES 7.6%
Altria Group, Inc.
4.750% due 05/05/2021		700	802
American Express Co.
7.250% due 05/20/2014		800	883
American International Group, Inc.
8.250% due 08/15/2018		775	999
Amgen, Inc.
3.875% due 11/15/2021		400	431
BA Covered Bond Issuer
4.250% due 08/03/2017	EUR	1,100	1,537
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$600	750
Boston Scientific Corp.
6.000% due 01/15/2020		1,350	1,607
Citigroup, Inc.
8.500% due 05/22/2019		550	729
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		600	745
HSBC Finance Corp.
6.676% due 01/15/2021		700	813
Kraft Foods Group, Inc.
6.125% due 08/23/2018		591	725
Kraft Foods, Inc.
6.125% due 02/01/2018		209	256
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		600	720
Morgan Stanley
7.300% due 05/13/2019		600	709
Pioneer Natural Resources Co.
5.875% due 07/15/2016		700	798
Rockies Express Pipeline LLC
5.625% due 04/15/2020		700	669
WM Covered Bond Program
4.000% due 11/26/2016	EUR	350	498
4.375% due 09/16/2014		800	1,089

			14,760

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		$185	185

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
2.500% due 11/01/2027		3,000	3,147
3.000% due 10/01/2042 - 11/01/2042		5,300	5,592
3.500% due 10/01/2042		1,000	1,073
4.500% due 04/01/2039 - 11/01/2042		3,592	3,886
5.500% due 11/01/2042		3,000	3,288

			16,986

U.S. TREASURY OBLIGATIONS 9.0%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022		2,227	2,432
0.125% due 07/15/2022		7,721	8,446
U.S. Treasury Notes
1.625% due 08/15/2022		2,400	2,399
1.750% due 05/15/2022		2,900	2,942
3.625% due 02/15/2021 (e)(f)		1,150	1,362

			17,581

Total United States (Cost $48,779)			49,818

SHORT-TERM INSTRUMENTS 37.6%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 03/26/2013		$250	249
Itau Unibanco Holding S.A.
2.474% due 03/26/2013		250	248

			497

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012		616	616

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $631. Repurchase proceeds are $616.)
JAPAN TREASURY BILLS 9.5%
0.099% due 10/09/2012	JPY	1,450,000	18,580

MEXICO TREASURY BILLS 5.0%
4.429% due 10/18/2012 - 12/13/2012 (a)	MXN	126,000	9,767

U.S. TREASURY BILLS 0.2%
0.147% due 10/18/2012 - 07/25/2013 (a)(f)		$453	453

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 22.3%
PIMCO Short-Term Floating NAV Portfolio		4,337,224	43,472

Total Short-Term Instruments (Cost $72,582)			73,385

PURCHASED OPTIONS (h) 0.0%
(Cost $52)			31

Total Investments 107.3% (Cost $206,189)			$209,294
Written Options (i) (0.1%) (Premiums $300)			(269)
Other Assets and Liabilities (Net) (7.2%)			(13,898)

Net Assets 100.0%			$195,127

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $814 at a weighted average interest rate of (0.994%).

(e)	Securities with an aggregate market value of $77 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2014	6	$2
90-Day Euribor June Futures	Long	06/2015	15	6
90-Day Euribor March Futures	Long	03/2015	6	2
90-Day Eurodollar June Futures	Long	06/2013	11	37
U.S. Treasury 5-Year Note December Futures	Long	12/2012	3	3

				$50

(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $475 and cash of $53 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$4,300	$44	$37

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$4,000	$(238)	$(209)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	1,100	28	28
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		800	37	32
Pay	6-Month EUR-EURIBOR	1.750%	03/20/2023	EUR	4,900	(57)	17

						$(230)	$(132)

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.327%	$900	$7	$6	$1
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%	500	3	(4)	7
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.434%	2,750	(94)	(113)	19
China Government International Bond	FBF	1.000%	12/20/2016	0.653%	100	1	(5)	6
China Government International Bond	JPM	1.000%	12/20/2016	0.653%	400	7	(19)	26
China Government International Bond	MYC	1.000%	12/20/2016	0.653%	100	1	(5)	6
Export-Import Bank of China	FBF	1.000%	12/20/2016	0.943%	100	0	(10)	10
Export-Import Bank of China	MYC	1.000%	09/20/2016	0.888%	100	0	(3)	3
Export-Import Bank of China	UAG	1.000%	06/20/2016	0.825%	200	1	(4)	5
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%	100	0	(2)	2
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.337%	3,550	(94)	(109)	15
Republic of Germany	GST	0.250%	12/20/2016	0.376%	1,400	(8)	(47)	39
Republic of Korea	JPM	1.000%	12/20/2012	0.201%	100	0	(1)	1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.345%	100	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%	100	0	(1)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%	100	0	(1)	1

						$(175)	$(319)	$144

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	$2,500	$276	$344	$(68)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG	BRL	18,400	$274	$52	$222
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		28,300	612	59	553
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		25,700	485	15	470
Pay	1-Year BRL-CDI	8.115%	01/02/2015	HUS		46,000	(20)	(87)	67
Pay	1-Year BRL-CDI	8.190%	01/02/2015	JPM		3,200	1	(4)	5
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	12,027	16	1	15
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		6,800	36	5	31

							$1,404	$41	$1,363

(h)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	$2,100	$26	$16
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	2,100	26	15

							$52	$31

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$500	$2	$(2)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		500	2	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		1,900	7	(9)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		1,900	7	(1)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		300	2	(5)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		300	2	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		700	1	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		700	1	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		800	8	(20)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		800	14	(1)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,000	2	(4)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,000	3	0
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		3,100	29	(79)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		3,100	57	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		700	2	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	2	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		300	1	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		300	1	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		1,100	2	(3)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		1,100	3	(1)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		700	0	0
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		2,700	25	(69)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		2,700	49	(4)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	2	(3)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		800	3	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		1,500	4	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		1,500	4	(1)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,200	7	(21)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		5,200	8	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		800	1	(3)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		800	1	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		500	0	(1)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		500	2	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		1,000	2	(3)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		1,000	3	0
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	1,600	20	(11)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		1,600	21	(11)

								$300	$(269)

(j)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$2,000	$2,199	$(2,193)

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	11,647		$5,679	UAG	$0	$(67)	$(67)
10/2012	EUR	5,172		6,646	BOA	0	0	0
10/2012		4,360		5,611	BPS	9	0	9
10/2012		4,695		6,084	CBK	50	0	50
10/2012		3,564		4,456	FBF	0	(124)	(124)
10/2012		4,742		6,120	JPM	26	0	26
10/2012		1,505		1,926	UAG	0	(8)	(8)
10/2012	ILS	6		1	UAG	0	0	0
10/2012	INR	158,167		2,835	HUS	0	(164)	(164)
10/2012	JPY	1,450,000		18,135	BRC	0	(446)	(446)
10/2012	MXN	121,510		8,994	HUS	0	(431)	(431)
10/2012	MYR	6,088		1,980	BRC	0	(7)	(7)
10/2012	THB	29,494		951	BRC	0	(6)	(6)
10/2012		$5,740	BRL	11,647	UAG	5	0	5
10/2012		114	EUR	91	CBK	3	0	3
10/2012		30,051		23,947	HUS	722	0	722
10/2012		2,723	INR	158,167	HUS	275	0	275
10/2012		1,914	MYR	6,088	HUS	73	0	73
10/2012		102	NZD	127	BOA	3	0	3
10/2012		7	PHP	307	CBK	0	0	0
10/2012		2,087	SGD	2,626	RYL	53	0	53
10/2012		927	THB	29,494	UAG	30	0	30
10/2012		1,554	ZAR	12,896	BRC	0	(10)	(10)
10/2012	ZAR	50,105		$5,948	HUS	0	(52)	(52)
11/2012	AUD	1,231		1,282	DUB	8	0	8
11/2012	EUR	73		94	HUS	0	0	0
11/2012	HUF	130,180		574	JPM	0	(9)	(9)
11/2012		$1,923	CHF	1,850	WST	46	0	46
11/2012		929	CZK	18,944	FBF	40	0	40
11/2012		444	DKK	2,646	BRC	13	0	13
11/2012		444		2,645	DUB	12	0	12
11/2012		6,648	EUR	5,172	BOA	0	0	0
11/2012		5,613		4,360	BPS	0	(9)	(9)
11/2012		6,086		4,695	CBK	0	(50)	(50)
11/2012		6,122		4,742	JPM	0	(26)	(26)
11/2012		187		144	UAG	0	(1)	(1)
11/2012		1,159	HKD	8,988	JPM	0	0	0
11/2012		189	NOK	1,109	DUB	4	0	4
11/2012		2,308	PLN	7,954	UAG	162	0	162
11/2012		788	SEK	5,260	BRC	11	0	11
11/2012		790		5,260	UAG	10	0	10
11/2012		410	TWD	12,088	BRC	2	0	2
12/2012	GBP	1,527		$2,480	CBK	15	0	15
12/2012		3		5	JPM	0	0	0
12/2012		1,088		1,740	RYL	0	(17)	(17)
12/2012	JPY	201,299		2,560	BPS	0	(21)	(21)
12/2012		109,157		1,394	RBC	0	(6)	(6)
12/2012	KRW	2,180,636		1,948	FBF	0	(3)	(3)
12/2012	MXN	20,279		1,512	FBF	0	(54)	(54)
12/2012		13,307		1,015	MSC	0	(11)	(11)
12/2012		30,390		2,323	UAG	0	(24)	(24)
12/2012		$5,627	BRL	11,647	UAG	75	0	75
12/2012		245	CAD	239	DUB	0	(2)	(2)
12/2012		610	COP	1,104,253	MSC	0	(3)	(3)
12/2012		2,802	INR	158,167	HUS	165	0	165
12/2012		15,507	JPY	1,223,783	FBF	184	0	184
12/2012		5,601	KRW	6,375,804	JPM	105	0	105
12/2012		550	MXN	7,453	HUS	25	0	25
12/2012		25		338	JPM	1	0	1
12/2012		163		2,199	UAG	7	0	7
01/2013	MYR	2,242		$726	DUB	0	0	0
01/2013		$896	CLP	454,148	HUS	48	0	48
01/2013		1,970	MYR	6,088	BRC	2	0	2
01/2013		4,028	RUB	133,784	JPM	170	0	170
01/2013		947	THB	29,494	BRC	4	0	4
02/2013	CNY	5,889		$924	JPM	0	(2)	(2)
02/2013		$40	CNY	255	BRC	0	0	0
02/2013		4,281		26,985	UAG	0	(35)	(35)

						$2,358	$(1,588)	$770

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$2,241	$0	$2,241
Sovereign Issues	0	1,997	0	1,997
Bermuda
Corporate Bonds & Notes	0	598	0	598
Brazil
Corporate Bonds & Notes	0	3,148	0	3,148
Canada
Corporate Bonds & Notes	0	1,595	0	1,595
Sovereign Issues	0	6,840	0	6,840
Cayman Islands
Corporate Bonds & Notes	0	1,973	0	1,973
France
Corporate Bonds & Notes	0	754	0	754
Sovereign Issues	0	3,814	0	3,814
Germany
Corporate Bonds & Notes	0	808	0	808
India
Corporate Bonds & Notes	0	928	0	928
Indonesia
Corporate Bonds & Notes	0	1,317	0	1,317
Italy
Sovereign Issues	0	3,192	0	3,192
Japan
Sovereign Issues	0	3,972	0	3,972
Luxembourg
Corporate Bonds & Notes	0	324	0	324
Malaysia
Sovereign Issues	0	729	0	729
Mexico
Corporate Bonds & Notes	0	1,126	0	1,126
Sovereign Issues	0	10,585	0	10,585
Mongolia
Sovereign Issues	0	841	0	841
Netherlands
Corporate Bonds & Notes	0	2,503	0	2,503
Sovereign Issues	0	1,149	0	1,149
Norway
Corporate Bonds & Notes	0	837	0	837
Philippines
Corporate Bonds & Notes	0	558	0	558
Russia
Sovereign Issues	0	3,868	0	3,868
South Africa
Sovereign Issues	0	5,994	0	5,994
South Korea
Corporate Bonds & Notes	0	501	0	501
Sovereign Issues	0	1,967	0	1,967
Spain
Sovereign Issues	0	1,852	0	1,852
Supranational
Corporate Bonds & Notes	0	1,698	0	1,698
Sweden
Corporate Bonds & Notes	0	838	0	838
Switzerland
Corporate Bonds & Notes	0	560	0	560
United Kingdom
Corporate Bonds & Notes	0	5,518	0	5,518
Sovereign Issues	0	11,435	0	11,435
United States
Asset-Backed Securities	0	306	0	306
Corporate Bonds & Notes	0	14,760	0	14,760
Mortgage-Backed Securities	0	185	0	185
U.S. Government Agencies	0	16,986	0	16,986
U.S. Treasury Obligations	0	17,581	0	17,581
Short-Term Instruments
Certificates of Deposit	0	497	0	497
Repurchase Agreements	0	616	0	616
Japan Treasury Bills	0	18,580	0	18,580
Mexico Treasury Bills	0	9,767	0	9,767
U.S. Treasury Bills	0	453	0	453
PIMCO Short-Term Floating NAV Portfolio	43,472	0	0	43,472
Purchased Options
Interest Rate Contracts	0	31	0	31
	$43,472	$165,822	$0	$209,294
Short Sales, at value	$0	$(2,193)	$0	$(2,193)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	181	0	181
Foreign Exchange Contracts	0	2,358	0	2,358
Interest Rate Contracts	50	1,440	0	1,490
	$50	$3,979	$0	$4,029

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(68)	0	(68)
Foreign Exchange Contracts	0	(1,588)	0	(1,588)
Interest Rate Contracts	0	(478)	0	(478)

	$0	$(2,134)	$0	$(2,134)

Totals	$43,522	$165,474	$0	$208,996

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.3%
MORTGAGE-BACKED SECURITIES 0.3%
Medallion Trust
0.557% due 05/25/2035		$261	$262
Puma Finance Ltd.
0.505% due 02/21/2038		203	199
3.927% due 08/22/2037	AUD	267	267
4.120% due 07/12/2036		74	76
Swan Trust
0.518% due 05/12/2037		$251	247
3.788% due 05/12/2037	AUD	345	351
Torrens Trust
3.950% due 10/19/2038		361	364

Total Australia (Cost $1,684)			1,766

BRAZIL 5.2%
CORPORATE BONDS & NOTES 3.8%
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	1,900	2,591
Banco Santander Brasil S.A.
2.485% due 03/18/2014		$3,700	3,641
4.250% due 01/14/2016		200	205
4.500% due 04/06/2015		1,500	1,547
Banco Votorantim Ltd.
3.362% due 03/28/2014		2,400	2,395
Banco Votorantim S.A.
5.250% due 02/11/2016		2,700	2,875
BM&FBovespa S.A.
5.500% due 07/16/2020		300	344
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		5,100	5,584
CSN Islands Corp.
6.875% due 09/21/2019		200	224

			19,406

SOVEREIGN ISSUES 1.4%
Brazil Government International Bond
4.875% due 01/22/2021		1,100	1,320
8.250% due 01/20/2034		3,700	6,133

			7,453

Total Brazil (Cost $24,983)			26,859

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		$1,000	1,104

Total Canada (Cost $914)			1,104

CAYMAN ISLANDS 1.9%
ASSET-BACKED SECURITIES 1.9%
ARES CLO Ltd.
1.057% due 11/25/2020		$5,000	4,911
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		3,298	3,276
Landmark CDO Ltd.
0.718% due 06/01/2017		941	922
1.005% due 01/15/2016		576	575

Total Cayman Islands (Cost $9,634)			9,684

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
6.625% due 04/04/2018		$100	117

Total France (Cost $100)			117

GERMANY 1.4%
BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.591% due 03/31/2013		$493	494

CORPORATE BONDS & NOTES 1.0%
KFW
4.250% due 07/04/2014	EUR	2,200	3,031
6.250% due 05/19/2021	AUD	1,900	2,266

			5,297

SOVEREIGN ISSUES 0.3%
Free State of Bavaria
3.500% due 01/27/2016	EUR	1,049	1,488

Total Germany (Cost $7,003)			7,279

GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		$400	416

Total Guernsey, Channel Islands (Cost $400)			416

ITALY 1.6%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.421% due 12/12/2028	EUR	167	207

SOVEREIGN ISSUES 1.6%
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)		2,649	3,023
4.000% due 02/01/2037		5,200	5,347

			8,370

Total Italy (Cost $8,780)			8,577

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,054	1,359

Total Jersey, Channel Islands (Cost $1,408)			1,359

MEXICO 2.1%
CORPORATE BONDS & NOTES 0.6%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$2,000	2,138
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,100	1,172

			3,310

SOVEREIGN ISSUES 1.5%
Mexico Government International Bond
10.000% due 12/05/2024	MXN	71,200	7,793

Total Mexico (Cost $10,690)			11,103

NETHERLANDS 14.3%
CORPORATE BONDS & NOTES 2.2%
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	7,600	10,274
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		$500	560

Waha Aerospace BV
3.925% due 07/28/2020		400	431

			11,265

SOVEREIGN ISSUES 12.1%
Netherlands Government Bond
0.750% due 04/15/2015	EUR	11,200	14,601
2.500% due 01/15/2017		17,900	24,852
4.000% due 07/15/2016		7,800	11,357
4.000% due 07/15/2018		7,600	11,421
4.000% due 07/15/2019		300	456

			62,687

Total Netherlands (Cost $73,937)			73,952

NORWAY 0.9%
CORPORATE BONDS & NOTES 0.9%
DNB Bank ASA
3.200% due 04/03/2017		$2,700	2,823
Eksportfinans ASA
0.661% due 04/05/2013		100	98
1.600% due 03/20/2014	JPY	1,000	13
1.875% due 04/02/2013		$300	299
2.000% due 09/15/2015		400	374
2.375% due 05/25/2016		100	93
3.000% due 11/17/2014		200	197
5.500% due 05/25/2016		500	510
5.500% due 06/26/2017		200	204

Total Norway (Cost $4,437)			4,611

QATAR 1.1%
CORPORATE BONDS & NOTES 0.4%
Qatari Diar Finance QSC
3.500% due 07/21/2015		$2,100	2,221

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015		3,200	3,405

Total Qatar (Cost $5,427)			5,626

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018		$300	367

Total Russia (Cost $300)			367

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
4.125% due 09/09/2015		$500	541
5.750% due 05/22/2013	EUR	500	663
5.875% due 01/14/2015		$2,600	2,869

			4,073

SOVEREIGN ISSUES 0.3%
Republic of Korea
4.875% due 09/22/2014		200	216
5.750% due 04/16/2014		200	215
7.125% due 04/16/2019		700	911

			1,342

Total South Korea (Cost $5,227)			5,415

SPAIN 1.1%
SOVEREIGN ISSUES 1.1%
Spain Government International Bond
4.200% due 01/31/2037	EUR	6,400	5,844

Total Spain (Cost $5,412)			5,844

SWITZERLAND 2.0%
CORPORATE BONDS & NOTES 2.0%
UBS AG
5.875% due 12/20/2017		$8,500	10,076

Total Switzerland (Cost $8,690)			10,076

UNITED ARAB EMIRATES 0.5%
SOVEREIGN ISSUES 0.5%
Emirate of Abu Dhabi Government International Bond
6.750% due 04/08/2019		$1,900	2,405

Total United Arab Emirates (Cost $2,061)			2,405

UNITED KINGDOM 10.4%
CORPORATE BONDS & NOTES 1.3%
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	1,900	2,703
HBOS PLC
6.750% due 05/21/2018		$800	816
LBG Capital PLC
8.500% due 12/17/2021 (d)		1,200	1,116
WPP Ltd.
6.000% due 04/04/2017	GBP	1,000	1,869

			6,504

SOVEREIGN ISSUES 9.1%
United Kingdom Gilt
3.750% due 09/07/2021		15,500	29,862
4.000% due 03/07/2022		8,600	16,901

			46,763

Total United Kingdom (Cost $49,257)			53,267

UNITED STATES 64.0%
ASSET-BACKED SECURITIES 5.9%
Ameriquest Mortgage Securities, Inc.
0.687% due 10/25/2035		$1,000	830
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		1	1
0.917% due 10/25/2031		2	1
Carrington Mortgage Loan Trust
0.267% due 12/25/2036		111	108
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		2,042	1,996
Countrywide Asset-Backed Certificates
0.617% due 08/25/2034		204	187
0.667% due 04/25/2036		1,000	562
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		1	1
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		28	12
Denver Arena Trust
6.940% due 11/15/2019		75	77
EMC Mortgage Loan Trust
0.667% due 05/25/2043		575	478
Home Equity Mortgage Trust
5.500% due 01/25/2037		189	45
Illinois Student Assistance Commission
1.501% due 04/25/2022		4,600	4,651
JPMorgan Mortgage Acquisition Corp.
0.497% due 03/25/2047		1,632	780
Morgan Stanley ABS Capital
0.327% due 03/25/2037		1,467	645
0.467% due 08/25/2036		3,250	1,338
1.017% due 07/25/2037		1,810	1,727
SACO, Inc.
0.337% due 05/25/2036		1	1
0.617% due 04/25/2035		9	4
Securitized Asset-Backed Receivables LLC
0.267% due 12/25/2036		11	5
SLC Student Loan Trust
0.839% due 06/15/2017		346	345

SLM Student Loan Trust
0.531% due 04/26/2021		666	666
0.571% due 01/27/2025		5,000	4,971
0.589% due 12/17/2018		62	62
0.917% due 01/25/2029		4,304	4,338
0.951% due 10/25/2017		1,251	1,257
South Carolina Student Loan Corp.
1.451% due 07/25/2025		5,100	5,158
Structured Asset Securities Corp.
0.617% due 05/25/2034		7	6
1.715% due 04/25/2035		27	26
Washington Mutual Asset-Backed Certificates Trust
0.277% due 10/25/2036		59	37

			30,315

BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
2.466% due 11/17/2013		2,259	2,263
2.716% due 05/02/2016		938	935
Springleaf Financial Funding Co.
5.500% due 05/10/2017		1,800	1,766
Vodafone Americas Finance
6.875% due 08/17/2015		1,551	1,605

			6,569

CORPORATE BONDS & NOTES 15.3%
Ally Financial, Inc.
3.779% due 06/20/2014		1,100	1,130
6.750% due 12/01/2014		2,000	2,150
Altria Group, Inc.
9.250% due 08/06/2019		338	481
American Express Credit Corp.
5.875% due 05/02/2013		200	206
American International Group, Inc.
6.765% due 11/15/2017	GBP	588	1,094
8.000% due 05/22/2068	EUR	1,700	2,453
8.175% due 05/15/2068		$1,600	1,966
AutoZone, Inc.
5.875% due 10/15/2012		100	100
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,000	1,204
7.250% due 02/01/2018		1,300	1,624
Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,607
6.400% due 06/15/2016		200	232
Capital One Financial Corp.
7.375% due 05/23/2014		5,900	6,496
CenturyLink, Inc.
6.000% due 04/01/2017		4,700	5,272
CIT Group, Inc.
5.250% due 04/01/2014		400	419
Citigroup, Inc.
0.722% due 11/05/2014		100	99
0.857% due 05/31/2017	EUR	100	114
3.625% due 11/30/2017		6,600	7,679
4.750% due 02/10/2019		200	238
6.125% due 05/15/2018		$500	593
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		1,000	1,132
Continental Airlines Pass-Through Trust
9.000% due 01/08/2018		1,115	1,287
Cytec Industries, Inc.
4.600% due 07/01/2013		2,000	2,039
D.R. Horton, Inc.
6.500% due 04/15/2016		4,500	5,029
Dragon LLC
1.972% due 03/12/2024		2,453	2,511
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		100	119
ERAC USA Finance LLC
5.800% due 10/15/2012		800	801
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		300	318
8.000% due 06/01/2014		1,800	1,989
8.700% due 10/01/2014		2,400	2,731
Goldman Sachs Group, Inc.
0.853% due 07/22/2015		500	484
0.958% due 01/12/2015		700	687
0.962% due 09/29/2014		800	792
3.700% due 08/01/2015		800	844
6.250% due 09/01/2017		500	587
International Lease Finance Corp.
6.750% due 09/01/2016		1,300	1,467
7.125% due 09/01/2018		1,200	1,404

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	206
JPMorgan Chase Bank N.A.
0.877% due 05/31/2017	EUR	2,700	3,305
KB Home
5.875% due 01/15/2015		$1,200	1,247
Kraft Foods Group, Inc.
6.125% due 08/23/2018		500	613
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 ^		1,000	263
6.875% due 05/02/2018 ^		800	212
Limited Brands, Inc.
6.900% due 07/15/2017		1,000	1,155
Masco Corp.
6.125% due 10/03/2016		200	220
Metropolitan Life Global Funding
5.125% due 04/10/2013		1,300	1,331
Mohawk Industries, Inc.
6.375% due 01/15/2016		1,000	1,130
Morgan Stanley
0.912% due 04/13/2016	EUR	700	832
0.935% due 10/15/2015		$1,000	954
Nationwide Health Properties, Inc.
6.000% due 05/20/2015		500	557
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		800	819
3.750% due 05/11/2017		1,800	1,849
Puget Energy, Inc.
6.500% due 12/15/2020		1,200	1,378
Sealed Air Corp.
5.625% due 07/15/2013		1,000	1,030
Southwestern Energy Co.
4.100% due 03/15/2022		200	213
UAL Pass-Through Trust
10.400% due 05/01/2018		1,019	1,175
UST LLC
5.750% due 03/01/2018		1,000	1,200

			79,067

MORTGAGE-BACKED SECURITIES 17.1%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035		32	29
American Home Mortgage Assets LLC
0.407% due 05/25/2046		446	282
0.427% due 10/25/2046		598	349
Banc of America Funding Corp.
2.634% due 02/20/2036		640	639
5.888% due 04/25/2037		639	577
5.922% due 10/20/2046 ^		231	168
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		2,499	2,503
Banc of America Mortgage Trust
3.102% due 05/25/2035		4,900	4,270
5.500% due 11/25/2035		824	821
BCAP LLC Trust
0.387% due 01/25/2037 ^		459	291
5.250% due 04/26/2037		2,806	2,601
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		180	183
2.250% due 08/25/2035		5,287	5,188
2.570% due 03/25/2035		249	252
2.756% due 08/25/2033		26	26
2.803% due 10/25/2033		26	26
3.078% due 03/25/2035		71	72
3.117% due 05/25/2047 ^		640	492
3.189% due 05/25/2034		19	18
3.229% due 05/25/2034		62	62
3.399% due 11/25/2034		18	18
Bear Stearns Alt-A Trust
1.217% due 09/25/2034		1,525	1,506
2.768% due 11/25/2035 ^		260	190
3.006% due 09/25/2035		210	170
5.493% due 08/25/2036 ^		347	241
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		169	98
CC Mortgage Funding Corp.
0.397% due 07/25/2036		155	118
Chase Mortgage Finance Corp.
2.730% due 12/25/2035		1,211	1,070
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	453
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		98	98
2.340% due 09/25/2035		101	98

Countrywide Alternative Loan Trust
0.387% due 01/25/2037 ^	1,031	713
0.399% due 02/20/2047	359	201
0.414% due 12/20/2046	714	441
0.429% due 03/20/2046	217	131
0.429% due 07/20/2046 ^	581	277
0.497% due 02/25/2037	276	173
0.567% due 05/25/2037 ^	139	79
1.517% due 10/25/2035	5,319	3,955
1.648% due 11/25/2035	60	41
2.188% due 11/25/2035	60	42
5.250% due 06/25/2035	47	41
5.418% due 08/25/2036	62	64
5.506% due 11/25/2035 ^	531	381
6.000% due 04/25/2037 ^	116	84
6.250% due 08/25/2037 ^	61	45
6.500% due 06/25/2036 ^	301	202
Countrywide Home Loan Mortgage Pass-Through Trust
0.447% due 05/25/2035	129	100
0.507% due 04/25/2035	41	29
0.517% due 03/25/2035	1,212	882
0.537% due 03/25/2035	158	100
0.547% due 02/25/2035	14	12
0.597% due 09/25/2034	16	12
2.610% due 02/20/2036	648	490
2.657% due 11/25/2034	40	37
3.012% due 08/25/2034	11	10
4.181% due 11/19/2033	49	50
5.750% due 12/25/2035	1,038	963
7.500% due 06/25/2035	1,991	1,986
Credit Suisse First Boston Mortgage Securities Corp.
2.699% due 08/25/2033	49	50
6.500% due 04/25/2033	2	2
Credit Suisse Mortgage Capital Trust
6.500% due 07/26/2036	203	104
Deutsche ALT-A Securities, Inc.
5.886% due 10/25/2036 ^	593	399
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	19	19
6.250% due 08/25/2017	10	11
Greenpoint Mortgage Funding Trust
0.487% due 11/25/2045	14	10
GSR Mortgage Loan Trust
1.870% due 03/25/2033	24	24
2.647% due 09/25/2035	532	537
2.749% due 06/25/2034	14	14
Harborview Mortgage Loan Trust
0.409% due 01/19/2038	1,520	1,097
0.959% due 02/19/2034	3	3
0.998% due 12/19/2036	227	152
2.958% due 05/19/2033	47	47
Indymac Index Mortgage Loan Trust
4.802% due 09/25/2035	461	389
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	35	35
JPMorgan Mortgage Trust
2.365% due 11/25/2033	22	22
2.802% due 01/25/2037	556	448
2.945% due 07/25/2035	265	273
3.097% due 07/25/2035	314	322
5.003% due 02/25/2035	28	28
Luminent Mortgage Trust
0.457% due 04/25/2036	776	425
MASTR Adjustable Rate Mortgages Trust
2.749% due 05/25/2034	1,049	1,028
MASTR Alternative Loans Trust
0.617% due 03/25/2036	64	11
MASTR Asset Securitization Trust
6.000% due 10/25/2036	287	287
Mellon Residential Funding Corp.
0.661% due 12/15/2030	17	17
Merrill Lynch Floating Trust
0.766% due 07/09/2021	653	645
Merrill Lynch Mortgage Investors Trust
1.986% due 10/25/2035	12,029	11,701
2.676% due 02/25/2036	137	121
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036	192	163
0.467% due 08/25/2036	38	37
2.539% due 02/25/2033	23	23
Merrill Lynch Mortgage-Backed Securities Trust
5.145% due 04/25/2037 ^	23	17
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	300	344

Nomura Asset Acceptance Corp.
2.807% due 10/25/2035	34	27
Residential Accredit Loans, Inc. Trust
0.367% due 02/25/2047	226	122
0.397% due 06/25/2046	587	258
0.427% due 04/25/2046	247	123
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	405	393
RiverView HECM Trust
0.277% due 07/25/2047	2,053	1,684
Structured Adjustable Rate Mortgage Loan Trust
2.778% due 02/25/2034	27	27
2.828% due 04/25/2034	71	71
2.923% due 09/25/2034	73	74
3.090% due 09/25/2035	684	574
Structured Asset Mortgage Investments, Inc.
0.407% due 07/25/2046	679	443
0.427% due 05/25/2046	157	91
0.437% due 05/25/2036	694	460
0.437% due 09/25/2047	600	306
0.469% due 07/19/2035	530	515
0.497% due 02/25/2036	811	534
0.799% due 07/19/2034	7	7
0.919% due 03/19/2034	12	12
Structured Asset Securities Corp.
5.000% due 05/25/2035	2,034	2,057
Suntrust Alternative Loan Trust
0.867% due 12/25/2035	1,964	1,269
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	219	212
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	5,873	5,508
0.487% due 12/25/2045	3,109	2,840
0.507% due 10/25/2045	4,585	4,179
0.527% due 01/25/2045	13	13
0.537% due 01/25/2045	14	13
0.848% due 02/25/2047	637	442
1.548% due 08/25/2042	9	9
2.140% due 01/25/2037 ^	55	42
2.228% due 11/25/2036	1,496	1,194
2.314% due 12/25/2036 ^	11	8
2.344% due 02/27/2034	8	9
2.434% due 12/25/2035	700	631
2.449% due 09/25/2033	1,670	1,709
2.453% due 06/25/2033	22	22
2.457% due 02/25/2033	201	202
2.574% due 03/25/2034	68	69
2.594% due 07/25/2046	304	271
2.657% due 12/25/2036 ^	82	65
2.704% due 02/25/2037	657	514
2.741% due 09/25/2036	985	757
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.088% due 07/25/2046 ^	105	49
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	964	802
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 06/25/2034	3,107	3,149
2.617% due 03/25/2036	205	197
2.649% due 04/25/2036	44	44
2.651% due 02/25/2034	3,268	3,243
4.500% due 11/25/2018	22	22

		88,517

MUNICIPAL BONDS & NOTES 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	323
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	3,100	3,348
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,400	1,701
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	600	484
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	1,300	1,209
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	2,600	3,519
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,500	3,571
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.375% due 06/15/2043	2,700	3,206
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,095	2,370

		19,739

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 10/29/2012 (d)	58	433
SLM Corp. CPI Linked Security
3.664% due 03/15/2017	500	12
3.714% due 01/16/2018	3,100	73

		518

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.337% due 03/25/2034	$15	15
0.367% due 08/25/2034	9	9
0.417% due 10/27/2037	1,600	1,592
2.184% due 10/01/2034	6	6
2.249% due 12/01/2034	12	13
2.492% due 11/01/2034	95	103
3.500% due 11/01/2025 - 01/01/2026	273	293
4.000% due 10/01/2042 - 11/01/2042	10,000	10,768
5.500% due 05/01/2047	79	86
6.000% due 07/25/2044	47	53
Freddie Mac
0.451% due 02/15/2019	283	284
0.497% due 09/25/2031	37	35
0.721% due 04/15/2028	378	382
1.306% due 10/25/2044	78	79
2.328% due 02/01/2029	10	11
2.932% due 04/01/2037	86	92
6.000% due 04/15/2036	1,028	1,195
Ginnie Mae
1.625% due 11/20/2024	3	3
6.000% due 09/20/2038	113	123

		15,142

U.S. TREASURY OBLIGATIONS 17.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	197	216
0.625% due 07/15/2021 (g)(i)	813	931
1.125% due 01/15/2021	209	248
1.250% due 07/15/2020 (i)	1,053	1,260
1.750% due 01/15/2028 (f)(h)(i)	2,966	3,849
2.000% due 01/15/2026	809	1,064
2.375% due 01/15/2025	851	1,158
2.375% due 01/15/2027	1,479	2,046
2.500% due 01/15/2029	1,497	2,146
U.S. Treasury Notes
0.125% due 09/30/2013	100	100
0.375% due 06/30/2013	400	401
0.375% due 07/31/2013	200	200
0.750% due 08/15/2013	2,000	2,010
0.750% due 09/15/2013	3,300	3,318
1.000% due 07/15/2013	1,000	1,007
1.000% due 08/31/2019	11,400	11,380
1.125% due 06/15/2013	100	101
1.625% due 08/15/2022 (g)	42,500	42,474
1.750% due 05/15/2022	13,300	13,494
2.000% due 11/30/2013 (i)	3,600	3,675

		91,078

Total United States (Cost $314,834)		330,945

VIRGIN ISLANDS (BRITISH) 0.0%
CORPORATE BONDS & NOTES 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017	$200	233

Total Virgin Islands (British) (Cost $216)		233

SHORT-TERM INSTRUMENTS 8.5%
CERTIFICATES OF DEPOSIT 1.0%
Banco do Brasil S.A.
2.556% due 02/14/2014	$2,700	2,697
Itau Unibanco Holding S.A.
2.474% due 03/26/2013	2,700	2,681

		5,378

REPURCHASE AGREEMENTS 4.7%
Citigroup Global Markets, Inc.
0.280% due 10/01/2012	5,500	5,500
(Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $5,616. Repurchase proceeds are $5,500.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	941	941
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $962. Repurchase proceeds are $941.)
TD Securities (USA) LLC
0.260% due 10/01/2012	17,600	17,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 2.750% due 08/15/2042 valued at $18,268. Repurchase proceeds are $17,600.)

		24,041

U.S. TREASURY BILLS 2.8%
0.149% due 03/28/2013 - 07/25/2013 (a)(f)(h)(i)	14,288	14,274

Total Short-Term Instruments (Cost $43,684)		43,693

PURCHASED OPTIONS (k) 0.0%
(Cost $541)		158

Total Investments 117.1% (Cost $579,619)		$604,856
Written Options (l) (0.0%) (Premiums $799)		(87)
Other Assets and Liabilities (Net) (17.1%)		(88,129)

Net Assets 100.0%		$516,640

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $22,053 at a weighted average interest rate of 0.195%.

(f)	Securities with an aggregate market value of $1,448 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $13,418 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BPG	0.240%	08/28/2012	02/27/2013	$718	$(718)
RBS	0.080%	09/21/2012	10/12/2012	12,557	(12,557)

					$(13,275)

(h)	Securities with an aggregate market value of $839 and cash of $29 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond December Futures	Long	12/2012	112	$4
Japan Government 10-Year Bond December Futures	Long	12/2012	17	59
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	43	6

				$69

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $3,535 and cash of $157 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$2,064	$(43)	$(99)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	4,350	1	(9)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016	8,200	(83)	(178)

				$(125)	$(286)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	03/15/2016	CAD	12,500	$458	$470
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		26,100	348	168
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		$21,200	33	(110)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042		16,700	478	531
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	23,000	580	710
Pay	6-Month EUR-EURIBOR	3.250%	09/21/2021	EUR	5,100	276	202

						$2,173	$1,971

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	0.885%		$1,000	$(36)	$0	$(36)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.072%		100	0	0	0
Boston Scientific Corp.	MYC	(1.000%	)	06/20/2014	0.377%		1,500	(17)	7	(24)
Boston Scientific Corp.	UAG	(2.060%	)	06/20/2016	0.806%		200	(9)	0	(9)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	0.544%		5,900	(48)	266	(314)
CenturyLink, Inc.	JPM	(1.000%	)	06/20/2017	1.763%		4,700	161	(3)	164
Citigroup, Inc.	BOA	(5.000%	)	06/20/2013	0.737%		100	(4)	2	(6)
Citigroup, Inc.	BOA	(0.940%	)	06/20/2018	1.777%		2,000	89	0	89
Citigroup, Inc.	DUB	(5.000%	)	06/20/2013	0.763%	EUR	6,600	(276)	247	(523)
Citigroup, Inc.	DUB	(1.000%	)	09/20/2019	1.800%		$1,000	50	63	(13)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.376%		1,000	19	0	19
Credit Agricole S.A.	CBK	(1.000%	)	12/20/2016	2.118%	EUR	1,300	74	128	(54)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.118%		800	46	81	(35)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	0.241%		$2,000	(16)	46	(62)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.190%		4,500	29	471	(442)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.271%		800	(5)	0	(5)
JPMorgan Chase & Co.	FBF	(0.760%	)	12/20/2017	1.221%		1,000	23	0	23
KB Home	DUB	(5.000%	)	03/20/2015	2.234%		1,200	(82)	(93)	11
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.643%		2,000	70	0	70
Limited Brands, Inc.	JPM	(2.850%	)	09/20/2017	1.974%		1,000	(42)	0	(42)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.235%		1,000	(9)	0	(9)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.235%		1,000	(7)	0	(7)
Masco Corp.	FBF	(0.907%	)	12/20/2016	2.028%		200	9	0	9
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	0.861%		1,000	(24)	0	(24)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.157%		11,090	(25)	411	(436)
Nationwide Health Properties, Inc.	JPM	(1.990%	)	06/20/2015	0.739%		500	(17)	0	(17)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.348%		1,000	(39)	0	(39)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.622%		1,000	(4)	0	(4)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	8.883%		100	27	0	27
UBS AG	BOA	(2.280%	)	06/20/2018	1.627%		1,300	(46)	0	(46)
UBS AG	BRC	(2.250%	)	03/20/2014	0.777%	EUR	800	(23)	0	(23)
UBS AG	DUB	(1.000%	)	12/20/2017	1.584%		$8,000	229	40	189
UST LLC	GST	(0.720%	)	03/20/2018	0.358%		1,000	(20)	0	(20)
Vivendi S.A.	BPS	(1.820%	)	06/20/2013	0.282%		300	(4)	0	(4)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.282%		300	(3)	0	(3)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.282%		300	(3)	0	(3)
Vivendi S.A.	DUB	(1.500%	)	06/20/2018	1.617%		100	1	0	1
WPP Ltd.	BRC	(3.750%	)	06/20/2017	0.962%	GBP	1,000	(207)	0	(207)

								$(139)	$1,666	$(1,805)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Australia Government Bond	DUB	1.000%	03/20/2015	0.213%		$700	$13	$11	$2
Australia Government Bond	DUB	1.000%	03/20/2016	0.320%		700	17	16	1
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.504%	EUR	100	2	(15)	17
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.504%		$500	62	8	54
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.504%		1,100	136	9	127
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.545%		200	26	3	23
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.504%		300	37	2	35
Brazil Government International Bond	CBK	1.000%	03/20/2016	0.791%		4,200	32	(40)	72
China Government International Bond	BRC	0.850%	12/20/2014	0.310%		1,600	20	0	20
China Government International Bond	JPM	0.820%	12/20/2014	0.310%		300	3	0	3
China Government International Bond	RYL	0.810%	12/20/2014	0.310%		2,400	27	0	27
China Government International Bond	RYL	0.815%	12/20/2014	0.310%		1,000	11	0	11
Italy Government International Bond	BOA	1.000%	06/20/2017	2.682%	EUR	16,400	(1,533)	(3,164)	1,631
Italy Government International Bond	BRC	1.000%	06/20/2017	2.682%		5,000	(468)	(950)	482
Lloyds TSB Bank PLC	DUB	3.000%	09/20/2017	2.075%		600	33	6	27
Lloyds TSB Bank PLC	MYC	3.000%	09/20/2017	2.075%		2,000	113	18	95

							$(1,469)	$(4,096)	$2,627

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR 14,400	$1,085	$2,810	$(1,725)
iTraxx Europe Crossover 16 Index	DUB	(5.000%	)	12/20/2016	11,300	(232)	526	(758)
iTraxx Europe Crossover 16 Index	MYC	(5.000%	)	12/20/2016	15,200	(312)	715	(1,027)
iTraxx Europe Crossover 17 Index	CBK	(5.000%	)	06/20/2017	6,800	(13)	313	(326)
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017	4,400	(9)	439	(448)
iTraxx Europe Crossover 17 Index	FBF	(5.000%	)	06/20/2017	3,900	(8)	195	(203)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017	31,250	1,040	1,152	(112)

						$1,551	$6,150	$(4,599)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized (Depreciation)
ABX.HE.AA.6-1 Index	FBF	0.320%	07/25/2045	$474	$(208)	$(142)	$(66)
ABX.HE.AAA.6-2 Index	DUB	0.110%	05/25/2046	469	(195)	(143)	(52)

					$(403)	$(285)	$(118)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM		$22,200	$36	$5	$31
Pay	1-Month GBP-United Kingdom RPI Index	3.275%	05/19/2016	BRC	GBP	3,800	186	0	186
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS	BRL	103,500	2,036	23	2,013
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		16,800	331	5	326
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	BRC	AUD	14,500	1,476	(82)	1,558
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	CBK		4,100	418	(30)	448
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	DUB		4,300	437	(23)	460
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM		400	41	(2)	43
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	UAG		2,200	224	(12)	236
Pay	6-Month JPY-LIBOR	0.450%	12/21/2012	RYL	JPY	8,400,000	61	(3)	64
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF		1,880,000	1,840	512	1,328
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,150,000	1,125	313	812

							$8,211	$706	$7,505

(k)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 25-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	$4,500	$169	$53
Put - OTC 25-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.750%	01/14/2013	8,800	372	105

							$541	$158

(l)	Written options outstanding on September 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT 5-Year Note December Futures	$123.000	10/26/2012	17	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		$17,000	$211	$(30)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.750%	01/14/2013		33,200	456	(57)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,100	131	0

								$798	$(87)

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	10/01/2042	$1,000	$1,077	$(1,082)
Ginnie Mae	5.000%	10/01/2042	9,000	9,930	(9,924)
Ginnie Mae	5.500%	10/01/2042	38,000	42,335	(42,281)

				$53,342	$(53,287)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	192		$94	UAG	$0	$(1)	$(1)
10/2012	EUR	1,195		1,537	BPS	1	0	1
10/2012		194		248	BRC	0	(1)	(1)
10/2012		5,255		6,530	HUS	0	(224)	(224)
10/2012		201		249	JPM	0	(10)	(10)
10/2012		10,539		12,936	RYL	0	(609)	(609)
10/2012		1,037		1,355	UAG	23	0	23
10/2012	INR	5,646		97	HUS	0	(10)	(10)
10/2012	PHP	1,621		37	CBK	0	(2)	(2)
10/2012	SGD	1,316		1,060	DUB	0	(12)	(12)
10/2012		5,139		4,140	JPM	0	(47)	(47)
10/2012		$95	BRL	192	UAG	0	0	0
10/2012		113	EUR	94	BPS	7	0	7
10/2012		852		698	CBK	45	0	45
10/2012		567		457	MSC	21	0	21
10/2012		3,118		2,542	RBC	149	0	149
10/2012		500		386	UAG	0	(4)	(4)
10/2012		102	INR	5,646	HUS	5	0	5
10/2012		18,760	JPY	1,466,679	BRC	38	0	38
10/2012		16,746		1,308,352	DUB	23	0	23
10/2012		42,611		3,320,448	FBF	0	(55)	(55)
10/2012		16,414		1,292,251	GLM	148	0	148
10/2012		12,220		951,340	JPM	0	(28)	(28)
10/2012		42,763		3,313,267	RYL	0	(301)	(301)
10/2012		9,999	MYR	31,157	DUB	170	0	170
10/2012		12		39	HUS	0	0	0
10/2012		39	PHP	1,621	CBK	0	0	0
10/2012		5,049	SGD	6,343	JPM	119	0	119
10/2012		5,040		6,343	RYL	128	0	128
10/2012		12	ZAR	97	BRC	0	0	0
11/2012	AUD	7,919		$8,244	DUB	51	0	51
11/2012	TWD	684		23	BRC	0	0	0
11/2012		$522	AUD	502	UAG	0	(2)	(2)
11/2012		1,532	DKK	9,132	BRC	44	0	44
11/2012		1,533		9,131	DUB	43	0	43
11/2012		1,041	SEK	6,949	BRC	15	0	15
11/2012		1,043		6,950	UAG	13	0	13
12/2012	CAD	139		$142	HUS	1	0	1
12/2012		186		191	RYL	2	0	2
12/2012	GBP	11,509		18,401	RYL	0	(179)	(179)
12/2012	MXN	93,538		6,908	HUS	0	(315)	(315)
12/2012		$93	BRL	192	UAG	1	0	1
12/2012		179	CAD	175	CBK	0	(1)	(1)
12/2012		4,865		4,746	DUB	0	(46)	(46)
12/2012		34	MXN	463	JPM	2	0	2
12/2012		228		3,089	UAG	10	0	10
01/2013		14	IDR	132,847	MSC	0	0	0
02/2013		341	CNY	2,199	DUB	5	0	5
02/2013		3,620		22,752	JPM	0	(40)	(40)
03/2013	PHP	1,621		$39	CBK	0	0	0
08/2013	CNY	10,289		1,659	UAG	50	0	50
08/2013		$4	CNY	28	DUB	0	0	0
01/2015		1,600		9,648	DUB	0	(129)	(129)
09/2015	CNY	2,378		$400	JPM	42	0	42
09/2015		$4,600	CNY	29,440	RYL	0	(165)	(165)
04/2016		500		2,965	DUB	0	(58)	(58)
04/2016		1,830		10,861	JPM	0	(212)	(212)

						$1,156	$(2,451)	$(1,295)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Mortgage-Backed Securities	$0	$1,766	$0	$1,766
Brazil
Corporate Bonds & Notes	0	19,406	0	19,406
Sovereign Issues	0	7,453	0	7,453
Canada
Corporate Bonds & Notes	0	1,104	0	1,104
Cayman Islands
Asset-Backed Securities	0	9,684	0	9,684
France
Corporate Bonds & Notes	0	117	0	117
Germany
Bank Loan Obligations	0	494	0	494
Corporate Bonds & Notes	0	5,297	0	5,297
Sovereign Issues	0	1,488	0	1,488
Guernsey, Channel Islands
Corporate Bonds & Notes	0	0	416	416
Italy
Asset-Backed Securities	0	207	0	207
Sovereign Issues	0	8,370	0	8,370
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,359	1,359
Mexico
Corporate Bonds & Notes	0	3,310	0	3,310
Sovereign Issues	0	7,793	0	7,793
Netherlands
Corporate Bonds & Notes	0	11,265	0	11,265
Sovereign Issues	0	62,687	0	62,687
Norway
Corporate Bonds & Notes	0	4,611	0	4,611
Qatar
Corporate Bonds & Notes	0	2,221	0	2,221
Sovereign Issues	0	3,405	0	3,405
Russia
Corporate Bonds & Notes	0	367	0	367
South Korea
Corporate Bonds & Notes	0	4,073	0	4,073
Sovereign Issues	0	1,342	0	1,342
Spain
Sovereign Issues	0	5,844	0	5,844
Switzerland
Corporate Bonds & Notes	0	10,076	0	10,076
United Arab Emirates
Sovereign Issues	0	2,405	0	2,405
United Kingdom
Corporate Bonds & Notes	0	6,504	0	6,504
Sovereign Issues	0	46,763	0	46,763
United States
Asset-Backed Securities	0	30,315	0	30,315
Bank Loan Obligations	0	6,569	0	6,569
Corporate Bonds & Notes	0	76,605	2,462	79,067
Mortgage-Backed Securities	0	84,232	4,285	88,517
Municipal Bonds & Notes	0	19,739	0	19,739
Preferred Securities	85	0	433	518
U.S. Government Agencies	0	15,142	0	15,142
U.S. Treasury Obligations	0	91,078	0	91,078
Virgin Islands (British)
Corporate Bonds & Notes	0	233	0	233
Short-Term Instruments
Certificates of Deposit	0	5,378	0	5,378
Repurchase Agreements	0	24,041	0	24,041
U.S. Treasury Bills	0	14,274	0	14,274
Purchased Options
Interest Rate Contracts	0	158	0	158
	$85	$595,816	$8,955	$604,856

Short Sales, at value	$0	$(53,287)	$0	$(53,287)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,229	0	3,229
Foreign Exchange Contracts	0	1,156	0	1,156
Interest Rate Contracts	69	9,586	0	9,655
	$69	$13,971	$0	$14,040

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(7,410)	0	(7,410)
Foreign Exchange Contracts	0	(2,451)	0	(2,451)
Interest Rate Contracts	0	(197)	0	(197)

	$0	$(10,058)	$0	$(10,058)

Totals	$154	$546,442	$8,955	$555,551

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,376	$0	$0	$0	$0	$19	$0	$(2,395)	$0	$0
Guernsey, Channel Islands
Corporate Bonds & Notes	0	400	0	0	0	16	0	0	416	16
Jersey, Channel Islands
Asset-Backed Securities	2,428	0	(1,069)	(1)	(43)	44	0	0	1,359	3
United States
Corporate Bonds & Notes	2,493	0	(127)	(2)	(4)	102	0	0	2,462	110
Mortgage-Backed Securities	4,669	0	(330)	4	20	(78)	0	0	4,285	(90)
Preferred Securities	435	0	0	0	0	(2)	0	0	433	(2)

Totals	$12,401	$400	$(1,526)	$1	$(27)	$101	$0	$(2,395)	$8,955	$37

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Guernsey, Channel Islands
Corporate Bonds & Notes	$416	Third Party Vendor	Broker Quote	104.00
Jersey, Channel Islands
Asset-Backed Securities	1,359	Benchmark Pricing	Base Price	100.40
United States
Corporate Bonds & Notes	2,462	Third Party Vendor	Broker Quote	115.25 - 115.50
Mortgage-Backed Securities	1,684	Benchmark Pricing	Base Price	84.83
	2,601	Third Party Vendor	Broker Quote	92.68
Preferred Securities	433	Benchmark Pricing	Base Price	0.75

Total	$8,955

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 59.1%
PIMCO EqS Pathfinder Fund®	875,571	$9,158
PIMCO EqSTM Emerging Markets Fund	216,497	1,853
PIMCO Global Advantage® Strategy Bond Fund	314,867	3,700
PIMCO Total Return Fund IV	662,501	7,420

Total Mutual Funds (Cost $21,692)		22,131

EXCHANGE-TRADED FUNDS 9.9%
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (b)	60,461	3,700

Total Exchange-Traded Funds (Cost $3,667)		3,700

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 27.1%
REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	$753	753

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $768. Repurchase proceeds are $753.)
U.S. TREASURY BILLS 2.9%
0.147% due 02/14/2013 - 08/22/2013 (a)(d)	1,100	1,099

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 22.2%
PIMCO Short-Term Floating NAV Portfolio	828,641	8,305

Total Short-Term Instruments (Cost $10,157)		10,157

PURCHASED OPTIONS (e) 1.7%
(Cost $582)		628

Total Investments 97.8% (Cost $36,098)		$36,616
Other Assets and Liabilities (Net) 2.2%		817

Net Assets 100.0%		$37,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $96 and cash of $756 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
E-mini S&P 500 Index December Futures	Long	12/2012	243	$(65)

(e)	Purchased options outstanding on September 30, 2012:

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,250.000	06/22/2013	150	$582	$628

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Mutual Funds	$22,131	$0	$0	$22,131
Exchange-Traded Funds	3,700	0	0	3,700
Short-Term Instruments
Repurchase Agreements	0	753	0	753
U.S. Treasury Bills	0	1,099	0	1,099
PIMCO Short-Term Floating NAV Portfolio	8,305	0	0	8,305
Purchased Options
Equity Contracts	628	0	0	628
	$34,764	$1,852	$0	$36,616

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	$(65)	$0	$0	$(65)

Totals	$34,699	$1,852	$0	$36,551

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Volatility Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
4.000% due 10/01/2042		$1,500	$1,617

Total U.S. Government Agencies (Cost $1,603)			1,617

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Notes
1.625% due 08/15/2022 (e)		470	470

Total U.S. Treasury Obligations (Cost $464)			470

ASSET-BACKED SECURITIES 0.8%
Countrywide Asset-Backed Certificates
0.317% due 08/25/2037		79	76
Lehman XS Trust
0.617% due 10/25/2035		141	124

Total Asset-Backed Securities (Cost $198)			200

SOVEREIGN ISSUES 2.4%
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022	EUR	100	133
5.500% due 11/01/2022		70	93
Spain Government International Bond
4.850% due 10/31/2020		100	121
5.500% due 04/30/2021		75	94
United Kingdom Gilt
1.250% due 11/22/2027 (a)	GBP	75	146

Total Sovereign Issues (Cost $589)			587

	SHARES
MUTUAL FUNDS (b)(c) 53.3%
PIMCO Emerging Local Bond Fund		88,134	957
PIMCO Emerging Markets Bond Fund		28,619	352
PIMCO Emerging Markets Corporate Bond Fund		87,873	1,049
PIMCO EqSTM Dividend Fund		65,008	722
PIMCO EqSTM Emerging Markets Fund		138,067	1,182
PIMCO EqS Pathfinder Fund®		231,208	2,418
PIMCO Foreign Bond Fund (Unhedged)		3,907	45
PIMCO Global Advantage® Strategy Bond Fund		59,386	698
PIMCO Global Bond Fund (Unhedged)		33,461	358
PIMCO Investment Grade Corporate Bond Fund		43,468	490
PIMCO Long-Term U.S. Government Fund		61,168	734
PIMCO Real Return Fund		28,543	359
PIMCO RealEstateRealReturn Strategy Fund		6,071	33
PIMCO StocksPLUS® Fund		207,077	1,864
PIMCO Total Return Fund		82,770	958
PIMCO Unconstrained Bond Fund		71,768	835

Total Mutual Funds (Cost $12,623)			13,054

EXCHANGE-TRADED FUNDS 20.2%
iShares MSCI EAFE Index Fund		13,430	712
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (b)		1,650	179
SPDR Gold Trust		14,105	2,426
Vanguard MSCI Emerging Markets ETF		38,900	1,624

Total Exchange-Traded Funds (Cost $4,642)			4,941

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN	313	0

Total Exchange-Traded Notes (Cost $3)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.5%
REPURCHASE AGREEMENTS 2.4%
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	$100	100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	487	487
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $499. Repurchase proceeds are $487.)

		587

SHORT-TERM NOTES 0.4%
Freddie Mac
0.157% due 03/04/2013	100	100

U.S. TREASURY BILLS 0.3%
0.127% due 03/14/2013 (d)	90	90

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 18.4%
PIMCO Short-Term Floating NAV Portfolio	449,428	4,505

Total Short-Term Instruments (Cost $5,281)		5,282

PURCHASED OPTIONS (h) 0.1%
(Cost $83)		25

Total Investments 106.8% (Cost $25,486)		$26,176
Written Options (i) (0.1%) (Premiums $30)		(24)
Other Assets and Liabilities (Net) (6.7%)		(1,647)

Net Assets 100.0%		$24,505

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Institutional Class Shares of each Fund.

(d)	Securities with an aggregate market value of $90 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	Securities with an aggregate market value of $57 and cash of $195 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude November Futures	Long	10/2012	9	$(12)
E-mini S&P 500 Index December Futures	Long	12/2012	21	(19)
Platinum January Futures	Long	01/2013	6	10
U.S. Treasury 10-Year Note December Futures	Long	12/2012	5	4
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	5	1
Volatility S&P 500 Index November Futures	Long	11/2012	2	0
WTI Crude November Futures	Long	10/2012	3	(11)

				$(27)

(f)	Centrally cleared swap agreements outstanding on September 30, 2012:

Interest	Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022	$450	$1	$(2)

(g)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017	EUR	100	$3	$4	$(1)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ETFS Brent Crude	800	1-Month USD-LIBOR less a specified spread	$51	01/22/2013	BOA	$1
Receive	ETFS WTI Crude Oil	1,087	1-Month USD-LIBOR less a specified spread	26	01/22/2013	BOA	0
Receive	Vanguard MSCI Emerging Markets ETF	48,137	3-Month USD-LIBOR plus a specified spread	1,933	01/31/2013	BOA	100

							$101

(h)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	$300	$4	$3
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	300	3	2

							$7	$5

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA	$1.200	10/12/2012	EUR	270	$5	$0
Put - OTC EUR versus USD	UAG	1.200	10/12/2012		190	4	0

						$9	$0

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 13.000	01/19/2013	6	$1	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,200.000	12/22/2012	4	$15	$1
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	5	10	6
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	4	13	2
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	1	2	1
Put - CBOE S&P 500 Index	1,050.000	03/16/2013	3	8	2
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	1	8	3
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	1	10	5

				$66	$20

(i)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		$200	$1	$(1)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		200	1	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		200	0	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		200	0	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		100	0	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		200	1	0
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		100	0	0
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		100	0	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		100	0	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		200	0	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		200	1	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		100	0	(1)
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		100	0	0
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		100	0	0
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	200	3	(1)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		200	3	(1)

								$10	$(7)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 11.000	01/19/2013	6	$0	$0

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	5	$10	$(11)
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	1	3	(1)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	1	5	(2)

				$18	$(14)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$200	$1	$(3)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	200	1	0

					$2	$(3)

(j)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	74		$36	FBF	$0	$(1)	$(1)
10/2012		340		166	HUS	0	(2)	(2)
10/2012		540		262	MSC	0	(5)	(5)
10/2012		363		178	UAG	0	(1)	(1)
10/2012	INR	4,215		75	BRC	0	(5)	(5)
10/2012		5,033		89	HUS	0	(7)	(7)
10/2012		3,081		55	JPM	0	(3)	(3)
10/2012		2,258		40	UAG	0	(3)	(3)
10/2012	MYR	153		49	FBF	0	(1)	(1)
10/2012		138		44	HUS	0	(1)	(1)
10/2012		208		65	JPM	0	(3)	(3)
10/2012		224		70	UAG	0	(3)	(3)
10/2012	THB	1,739		55	HUS	0	(1)	(1)
10/2012		1,192		38	JPM	0	(1)	(1)
10/2012		1,192		37	UAG	0	(1)	(1)
10/2012	TRY	100		55	FBF	0	(1)	(1)
10/2012		164		90	JPM	0	(2)	(2)
10/2012		$123	AUD	119	BOA	1	0	1
10/2012		642	BRL	1,317	UAG	8	0	8
10/2012		261	INR	14,586	HUS	15	0	15
10/2012		236	MYR	724	UAG	0	0	0
10/2012		133	THB	4,124	UAG	0	0	0
10/2012	ZAR	569		$68	BRC	0	0	0
10/2012		627		75	CBK	0	0	0
10/2012		840		99	FBF	0	(2)	(2)
10/2012		840		100	HUS	0	(1)	(1)
10/2012		169		20	JPM	0	0	0
11/2012	HKD	783		101	CBK	0	0	0
11/2012		550		71	FBF	0	0	0
11/2012		3,320		428	JPM	0	0	0
11/2012	PLN	169		51	CBK	0	(1)	(1)
11/2012		326		95	UAG	0	(7)	(7)
11/2012	TWD	4,629		156	BRC	0	(2)	(2)
11/2012		1,196		40	CBK	0	(1)	(1)
11/2012		1,137		38	FBF	0	(1)	(1)
11/2012		3,083		103	HUS	0	(2)	(2)
11/2012		1,095		37	JPM	0	0	0
11/2012		1,114		37	UAG	0	(1)	(1)
11/2012		$285	CHF	275	DUB	7	0	7
12/2012	BRL	1,317		$637	UAG	0	(9)	(9)
12/2012	EUR	353		452	JPM	0	(2)	(2)
12/2012	GBP	100		162	CBK	1	0	1
12/2012	INR	14,586		258	HUS	0	(15)	(15)
12/2012	KRW	678,130		596	JPM	0	(11)	(11)
12/2012	MXN	406		30	BOA	0	(1)	(1)
12/2012		408		30	BRC	0	(2)	(2)
12/2012		689		51	FBF	0	(2)	(2)
12/2012		739		54	HUS	0	(3)	(3)
12/2012		405		30	JPM	0	(1)	(1)
12/2012		813		60	UAG	0	(3)	(3)
12/2012		$245	CAD	237	CBK	0	(4)	(4)
12/2012		219		214	DUB	0	(2)	(2)
12/2012		32	EUR	25	HUS	1	0	1
12/2012		98		77	RYL	1	0	1
12/2012		207	GBP	130	BPS	3	0	3
12/2012		569	JPY	44,585	BRC	3	0	3
01/2013	IDR	468,960		$48	HUS	0	0	0
01/2013		269,990		28	MSC	0	0	0
01/2013		840,220		86	UAG	0	0	0
01/2013	MYR	724		235	UAG	0	0	0
01/2013	RUB	10,043		302	JPM	0	(13)	(13)
01/2013	THB	4,124		133	UAG	0	0	0
02/2013	CNY	146		23	BOA	0	0	0
02/2013		307		48	UAG	0	0	0

						$40	$(127)	$(87)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Government Agencies	$0	$1,617	$0	$1,617
U.S. Treasury Obligations	0	470	0	470
Asset-Backed Securities	0	200	0	200
Sovereign Issues	0	587	0	587
Mutual Funds	13,054	0	0	13,054
Exchange-Traded Funds	4,941	0	0	4,941
Exchange-Traded Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	587	0	587
Short-Term Notes	0	100	0	100
U.S. Treasury Bills	0	90	0	90
PIMCO Short-Term Floating NAV Portfolio	4,505	0	0	4,505
Purchased Options
Equity Contracts	20	0	0	20
Interest Rate Contracts	0	5	0	5
	$22,520	$3,656	$0	$26,176

Financial Derivative Instruments (2) - Assets
Commodity Contracts	10	1	0	11
Equity Contracts	0	100	0	100
Foreign Exchange Contracts	0	40	0	40
Interest Rate Contracts	5	0	0	5
	$15	$141	$0	$156

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(23)	0	0	(23)
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(33)	0	0	(33)
Foreign Exchange Contracts	0	(127)	0	(127)
Interest Rate Contracts	0	(12)	0	(12)

	$(56)	$(140)	$0	$(196)

Totals	$22,479	$3,657	$0	$26,136

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.3%
BANKING & FINANCE 1.1%
Banco Santander Brasil S.A.
2.485% due 03/18/2014		$1,900	$1,870
Citigroup, Inc.
1.285% due 02/15/2013		1,600	1,603
Commonwealth Bank of Australia
3.625% due 06/25/2014		3,300	3,479
Dexia Credit Local S.A.
2.000% due 03/05/2013		3,200	3,207
KFW
4.625% due 12/14/2012		3,200	3,228
NIBC Bank NV
2.800% due 12/02/2014		3,200	3,340
Nordea Bank AB
1.355% due 01/14/2014		3,400	3,419

			20,146

INDUSTRIALS 0.1%
New York Times Co.
5.000% due 03/15/2015		2,000	2,107

UTILITIES 0.1%
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,200	1,552

Total Corporate Bonds & Notes (Cost $23,410)			23,805

U.S. GOVERNMENT AGENCIES 12.4%
Fannie Mae
2.440% due 08/01/2022		$200	207
2.500% due 11/01/2027		26,000	27,272
2.850% due 06/01/2022		200	213
2.920% due 06/01/2022		600	639
3.000% due 01/01/2022 - 10/01/2042		51,398	54,272
3.500% due 11/01/2042		24,000	25,676
4.000% due 10/01/2042 - 11/01/2042		78,000	84,024
4.500% due 10/01/2042 - 11/01/2042		37,500	40,569

Total U.S. Government Agencies (Cost $231,079)			232,872

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Notes
1.375% due 02/28/2019 (i)(j)		8,700	8,953
1.625% due 08/15/2022 (f)(h)(j)(k)		38,400	38,376

Total U.S. Treasury Obligations (Cost $47,196)			47,329

MORTGAGE-BACKED SECURITIES 0.1%
American Home Mortgage Assets LLC
0.407% due 09/25/2046		1,993	1,250
Structured Adjustable Rate Mortgage Loan Trust
5.392% due 01/25/2036		1,955	1,389

Total Mortgage-Backed Securities (Cost $2,632)			2,639

ASSET-BACKED SECURITIES 0.1%
Residential Asset Securities Corp. Trust
0.367% due 07/25/2036		1,846	1,454

Total Asset-Backed Securities (Cost $1,427)			1,454

SOVEREIGN ISSUES 7.3%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	566	281
10.000% due 01/01/2014		2,854	1,445
10.000% due 01/01/2017		22,067	11,275
Italy Buoni Poliennali Del Tesoro
5.500% due 09/01/2022	EUR	8,100	10,796
5.500% due 11/01/2022		5,400	7,157
Spain Government International Bond
4.000% due 04/30/2020		1,700	1,973
4.850% due 10/31/2020		3,800	4,595
5.500% due 04/30/2021		5,800	7,278
5.850% due 01/31/2022		3,300	4,219

United Kingdom Gilt
1.250% due 11/22/2027 (c)	GBP	6,362	12,439
2.000% due 01/22/2016		8,000	13,615
3.750% due 09/07/2020		900	1,725
3.750% due 09/07/2021		21,500	41,422
4.000% due 03/07/2022		9,200	18,080

Total Sovereign Issues (Cost $132,808)			136,300

	SHARES
MUTUAL FUNDS (d)(e) 54.4%
PIMCO Emerging Local Bond Fund		7,032,557	76,374
PIMCO Emerging Markets Bond Fund		2,148,957	26,411
PIMCO Emerging Markets Corporate Bond Fund		6,572,885	78,480
PIMCO EqSTM Dividend Fund		5,349,606	59,434
PIMCO EqSTM Emerging Markets Fund		10,890,716	93,224
PIMCO EqS Pathfinder Fund®		17,826,093	186,461
PIMCO Global Advantage® Strategy Bond Fund		4,800,435	56,405
PIMCO Global Bond Fund (Unhedged)		2,833,579	30,319
PIMCO Investment Grade Corporate Bond Fund		3,138,578	35,372
PIMCO Long-Term U.S. Government Fund		4,750,297	57,004
PIMCO Real Return Fund		2,318,630	29,122
PIMCO RealEstateRealReturn Strategy Fund		706,906	3,803
PIMCO StocksPLUS® Fund		15,926,256	143,336
PIMCO Total Return Fund		7,098,876	82,205
PIMCO Unconstrained Bond Fund		5,250,654	61,118

Total Mutual Funds (Cost $975,772)			1,019,068

COMMON STOCKS 1.0%
FINANCIALS 0.5%
Sberbank of Russia GDR (a)		526,747	6,163
Standard Chartered PLC		175,060	3,958

			10,121

HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR (f)		199,717	8,270

Total Common Stocks (Cost $18,443)			18,391

EXCHANGE-TRADED FUNDS 28.9%
iShares MSCI EAFE Index Fund		1,000,287	53,015
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (d)		105,527	11,458
SPDR Gold Trust		1,193,652	205,332
Vanguard MSCI Emerging Markets ETF		6,497,470	271,270

Total Exchange-Traded Funds (Cost $536,925)			541,075

EXCHANGE-TRADED NOTES 0.0%
VelocityShares Daily 2x VIX Short Term ETN		220,622	335

Total Exchange-Traded Notes (Cost $1,708)			335

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.3%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012		$3,205	3,205

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $473 and U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $2,802. Repurchase proceeds are $3,205.)
SHORT-TERM NOTES 0.5%
Fannie Mae
0.162% due 02/20/2013		1,800	1,800
Freddie Mac
0.162% due 01/03/2013 - 02/19/2013		6,700	6,698

			8,498

U.S. TREASURY BILLS 2.9%
0.152% due 10/18/2012 - 08/22/2013 (b)(f)(h)(j)(k)		53,498	53,453

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.7%
PIMCO Short-Term Floating NAV Portfolio	3,163,134	31,704

Total Short-Term Instruments (Cost $96,851)		96,860

PURCHASED OPTIONS (m) 0.6%
(Cost $29,866)		12,070

Total Investments 113.9% (Cost $2,098,117)		$2,132,198
Written Options (n) (0.3%) (Premiums $10,074)		(6,287)
Other Assets and Liabilities (Net) (13.6%)		(253,726)

Net Assets 100.0%		$1,872,185

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts, units, and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Institutional Class Shares of each Fund.

(f)	Securities with an aggregate market value of $17,658 have been pledged as collateral as of September 30, 2012 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $12,578 at a weighted average interest rate of 0.040%.

(h)	Securities with an aggregate market value of $10,684 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	Securities with an aggregate market value of $8,929 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
SAL	0.260%	09/21/2012	10/12/2012	$8,872	$(8,873)

(j)	Securities with an aggregate market value of $7,607 and cash of $7,222 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2014	163	$27
Brent Crude November Futures	Long	10/2012	648	(858)
Cocoa December Futures	Short	12/2012	32	(14)
E-mini S&P 500 Index December Futures	Long	12/2012	1,694	(683)
Heating Oil November Futures	Long	10/2012	7	11
Live Cattle December Futures	Short	12/2012	47	14
Platinum January Futures	Long	01/2013	435	721
RBOB Gasoline November Futures	Long	10/2012	29	203
Sugar No. 11 March Futures	Short	02/2013	196	(19)
U.S. Treasury 5-Year Note December Futures	Long	12/2012	60	34
U.S. Treasury 10-Year Note December Futures	Long	12/2012	33	4
United Kingdom Government 10-Year Gilt December Futures	Long	12/2012	245	(42)
Volatility S&P 500 Index November Futures	Long	11/2012	135	22
WTI Crude November Futures	Long	10/2012	346	(2,203)

				$(2,783)

(k)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $1,155 and cash of $1,481 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	0.400%	08/15/2013		$47,900	$16	$80
Receive	3-Month USD-LIBOR	0.600%	08/15/2014		6,400	(29)	(10)
Receive	3-Month USD-LIBOR	1.000%	08/15/2015		5,400	(91)	(59)
Receive	3-Month USD-LIBOR	1.700%	08/15/2017		2,100	(100)	(69)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		36,500	56	(188)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	10,800	272	278
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		14,700	686	566
Pay	6-Month GBP-LIBOR	2.500%	03/21/2022	GBP	18,900	2,007	2,034
Receive	6-Month GBP-LIBOR	3.000%	03/21/2042		9,200	(265)	(990)

						$2,552	$1,642

(l)	OTC swap agreements outstanding on September 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Receive	London Platinum Markets Fixing Ltd. PM	$1,397.638	10/10/2012	GST	3,330	$900	$0	$900

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.069%	$2,000	$2	$115	$(113)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.504%	$600	$74	$9	$65
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.504%	200	25	(7)	32
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.272%	300	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.272%	100	0	0	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.272%	5,300	20	9	11
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.272%	3,900	8	8	0
China Government International Bond	CBK	1.000%	12/20/2012	0.183%	900	2	4	(2)
China Government International Bond	CBK	1.000%	12/20/2016	0.653%	3,200	47	(152)	199
China Government International Bond	DUB	1.000%	03/20/2013	0.183%	4,600	19	20	(1)
China Government International Bond	DUB	1.000%	12/20/2016	0.653%	1,300	19	(66)	85
China Government International Bond	FBF	1.000%	12/20/2016	0.653%	800	12	(38)	50
China Government International Bond	GST	1.000%	12/20/2012	0.183%	1,700	4	8	(4)
China Government International Bond	HUS	1.000%	12/20/2012	0.183%	1,700	4	6	(2)
China Government International Bond	RYL	1.000%	12/20/2016	0.653%	3,400	51	(158)	209
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.458%	600	1	(12)	13
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.458%	100	0	(2)	2
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.458%	1,800	3	(18)	21
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.458%	1,800	3	(19)	22
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.458%	5,400	16	(56)	72
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.210%	100	0	0	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.210%	300	1	1	0
Republic of Korea	DUB	1.000%	12/20/2012	0.201%	400	1	(2)	3
Republic of Korea	JPM	1.000%	12/20/2012	0.201%	200	1	(1)	2
Russia Government International Bond	CBK	1.000%	12/20/2012	0.345%	100	0	(1)	1
Russia Government International Bond	DUB	1.000%	12/20/2012	0.345%	200	0	(3)	3
Russia Government International Bond	HUS	1.000%	12/20/2012	0.345%	200	0	(2)	2
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.367%	1,500	2	(1)	3
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.367%	1,500	3	2	1
South Africa Government International Bond	GST	1.000%	12/20/2012	0.367%	1,500	2	0	2
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.367%	1,500	3	0	3
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.367%	1,600	3	1	2

						$324	$(470)	$794

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20,760	$(276)	$196	$(472)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		18,100	(240)	(202)	(38)
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		1,470	(20)	(32)	12
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		1,480	88	92	(4)
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		3,370	200	167	33
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		780	46	48	(2)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		2,650	166	133	33
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		2,650	166	123	43
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	2,600	63	29	34
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		25,400	624	259	365
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		9,300	(191)	567	(758)
iTraxx Europe Crossover 18 Index	MYC	(5.000%	)	12/20/2017		6,000	200	221	(21)

							$826	$1,601	$(775)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	1,900	$28	$5	$23
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		3,600	61	19	42
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		11,300	381	9	372
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		7,600	255	5	250
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		10,600	413	62	351
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		2,900	57	0	57
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA	AUD	1,300	36	8	28

							$1,231	$108	$1,123

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Vanguard MSCI Emerging Markets ETF	435,166	3-Month USD-LIBOR plus a specified spread	$18,000	01/31/2013	BOA	$386

(m)	Purchased options outstanding on September 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC WTI Crude December Futures	MYC	$130.000	11/15/2013	40,700	$2,849	$729
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	600	38	10

					$2,887	$739

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$18,560	$210	$11
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	8,000	97	5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	5,000	31	3
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	7,000	70	4
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	20,100	247	146
Put - OTC 10-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	2.250%	03/11/2013	20,100	246	146
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	145,000	7,743	5,362
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	134,400	5,011	2,612
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	19,200	968	426

							$14,623	$8,715

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BOA		$1.200	10/12/2012	EUR	43,190	$813	$1
Put - OTC EUR versus USD	UAG		1.200	10/12/2012		29,650	560	0
Call - OTC EUR versus USD	DUB		1.314	10/18/2012		27,800	126	46
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		22,700	1,124	359
Put - OTC EUR versus USD	BPS		1.000	05/22/2015		25,000	787	395
Call - OTC GBP versus USD	BOA		1.641	10/18/2012	GBP	11,100	47	16
Put - OTC NZD versus USD	BRC		0.806	10/18/2012	NZD	8,700	28	9
Call - OTC USD versus BRL	UAG	BRL	2.065	10/18/2012		$8,800	33	20
Call - OTC USD versus CAD	RBC	CAD	0.993	10/18/2012		21,600	59	55
Call - OTC USD versus JPY	DUB	JPY	79.000	10/18/2012		21,600	58	48
Call - OTC USD versus MXN	HUS	MXN	13.240	10/18/2012		8,800	44	24
Call - OTC USD versus SEK	BRC	SEK	6.701	10/18/2012		7,200	32	19

							$3,711	$992

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	5,619	$253	$23
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	2,900	307	33

				$560	$56

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	950.000	12/22/2012	1,594	$4,197	$87
Call - CBOE S&P 500 Index	1,500.000	12/22/2012	444	907	533
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	144	530	68
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	458	1,178	252
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	22	199	63
Put - CBOE S&P 500 Index	1,300.000	06/22/2013	107	1,074	565

				$8,085	$1,568

(n)	Written options outstanding on September 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Brent Crude December Futures	MYC	$140.000	11/11/2013	40,700	$2,991	$(1,009)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	600	38	(13)

					$3,029	$(1,022)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$6,200	$20	$(28)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		6,200	20	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		22,000	78	(100)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		22,000	78	(6)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		3,800	27	(58)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		3,800	27	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		8,700	16	(35)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		8,700	8	0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,800	86	(223)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,800	158	(12)
Call - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		6,200	14	(15)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		6,200	16	(8)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		5,800	14	(24)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		5,800	16	(2)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		35,300	335	(897)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		35,300	649	(47)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		17,300	49	(70)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		17,300	49	(6)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		19,500	47	(47)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		19,500	47	(26)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		80,600	967	(190)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,500	23	(47)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		14,300	47	(5)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	10/11/2012		11,200	8	0
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		31,300	294	(795)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		31,300	573	(42)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		10,200	18	(41)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		10,200	32	(4)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		60,300	75	(244)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		60,300	98	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		11,500	21	(47)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		8,700	8	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		7,800	7	(22)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		7,800	32	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		6,700	11	(22)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		6,700	16	(7)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		5,900	5	(17)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		5,900	24	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		10,900	19	(31)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		10,900	32	0
Put - OTC 10-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013	EUR	15,600	197	(107)
Put - OTC 10-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	2.280%	03/11/2013		15,600	201	(107)

								$4,462	$(3,335)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$18,000	$110	$(4)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Premium	Market Value
Put - OTC EUR versus USD	DUB		$1.273	10/18/2012	EUR	27,800	$132	$(153)
Put - OTC GBP versus USD	BOA		1.603	10/18/2012	GBP	11,100	45	(54)
Call - OTC NZD versus USD	BRC		0.833	10/18/2012	NZD	8,700	24	(39)
Put - OTC USD versus BRL	UAG	BRL	2.004	10/18/2012		$8,800	26	(15)
Put - OTC USD versus CAD	RBC	CAD	0.970	10/18/2012		21,600	51	(28)
Put - OTC USD versus JPY	DUB	JPY	77.090	10/18/2012		21,600	52	(39)
Put - OTC USD versus MXN	HUS	MXN	12.740	10/18/2012		8,800	35	(39)
Put - OTC USD versus SEK	BRC	SEK	6.473	10/18/2012		7,200	28	(23)

							$393	$(390)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 11.000	01/19/2013	2,900	$142	$(13)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,375.000	12/22/2012	444	$887	$(995)
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	22	88	(19)
Put - CBOE S&P 500 Index	1,100.000	06/22/2013	107	502	(211)

				$1,477	$(1,225)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premium	Market Value
Put - CBOE 3M Co.	—	$70.000	10/20/2012	838	—	$18	$(2)
Put - CBOE Baxter International, Inc.	—	40.000	11/17/2012	1,415	—	33	(5)
Put - CBOE BP PLC SP - ADR	—	29.000	01/19/2013	1,871	—	77	(24)
Put - CBOE E.I. du Pont de Nemours & Co.	—	36.000	10/20/2012	1,612	—	51	(5)
Put - CBOE Halliburton Co.	—	20.000	10/20/2012	2,662	—	48	(5)
Put - CBOE Itau Unibanco Holding S.A. SP - ADR	—	9.000	12/22/2012	5,513	—	99	(69)
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	—	$14,400	67	(174)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	—	14,400	68	(14)

						$461	$(298)

(o)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	10/01/2042	$5,000	$5,170	$(5,278)

(p)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	148,451		$71,905	MSC	$0	$(1,323)	$(1,323)
10/2012	EUR	4,000		5,173	BOA	32	0	32
10/2012		270		347	BPS	0	0	0
10/2012		17,800		23,025	DUB	147	0	147
10/2012		1,125		1,378	FBF	0	(68)	(68)
10/2012		10,995		13,598	HUS	0	(534)	(534)
10/2012		28,703		36,710	JPM	0	(179)	(179)
10/2012		4,000		5,174	RBC	33	0	33
10/2012		2,215		2,867	UAG	21	0	21
10/2012	GBP	8,300		13,465	BOA	63	0	63
10/2012		2,800		4,542	RBC	21	0	21
10/2012	INR	517,883		9,215	BRC	0	(604)	(604)
10/2012		643,434		11,211	HUS	0	(988)	(988)
10/2012		265,268		4,700	UAG	0	(329)	(329)
10/2012	JPY	490,077		6,286	BPS	6	0	6
10/2012	MYR	28,023		8,760	JPM	0	(386)	(386)
10/2012		37,193		11,602	UAG	0	(537)	(537)
10/2012	THB	196,457		6,192	DUB	0	(178)	(178)
10/2012		196,457		6,173	UAG	0	(197)	(197)
10/2012	TRY	6,366		3,450	DUB	0	(81)	(81)
10/2012		18,990		10,279	HUS	0	(254)	(254)
10/2012		$81,893	BRL	166,328	UAG	135	(4)	131
10/2012		5,400	CAD	5,296	CBK	0	(15)	(15)
10/2012		5,400		5,299	HUS	0	(12)	(12)
10/2012		10,800		10,595	RBC	0	(27)	(27)
10/2012		402	EUR	308	BPS	0	(6)	(6)
10/2012		30,537		24,898	RBC	1,462	0	1,462
10/2012		16,171		13,125	UAG	697	0	697
10/2012		25,566	INR	1,426,585	HUS	1,481	0	1,481
10/2012		10,800	JPY	842,430	BRC	0	(3)	(3)
10/2012		17,100		1,332,523	DUB	0	(23)	(23)
10/2012		8,800	MXN	114,165	HUS	52	0	52
10/2012		21,281	MYR	65,216	UAG	4	0	4
10/2012		1,025	NZD	1,250	BOA	10	0	10
10/2012		3,564		4,350	BRC	36	0	36
10/2012		2,540		3,100	HUS	26	0	26
10/2012		7,200	SEK	47,406	BRC	13	0	13
10/2012		12,703	THB	392,915	UAG	36	0	36
10/2012	ZAR	111,577		$13,367	BRC	56	(51)	5
10/2012		27,214		3,280	CBK	21	0	21
10/2012		20,440		2,460	FBF	12	0	12
10/2012		115,600		13,770	HUS	29	(103)	(74)
10/2012		20,810		2,460	JPM	0	(32)	(32)
11/2012	HKD	465,032		59,982	JPM	9	0	9
11/2012	HUF	246,689		1,088	JPM	0	(17)	(17)
11/2012	PLN	50,562		14,673	UAG	0	(1,028)	(1,028)
11/2012	TWD	984,538		33,256	BRC	0	(326)	(326)
11/2012		109,770		3,670	CBK	0	(74)	(74)
11/2012		$2,487	AUD	2,385	CBK	0	(20)	(20)
11/2012		16,580		15,919	WST	0	(109)	(109)
11/2012		10,033	CHF	9,285	CBK	0	(152)	(152)
11/2012		21,955		21,000	MSC	394	0	394
11/2012		4,656		4,396	UAG	23	0	23
11/2012		8,700		8,368	WST	206	0	206
11/2012		4,294	NOK	25,215	DUB	99	0	99
11/2012		787	SEK	5,253	BRC	11	0	11
11/2012		789		5,254	UAG	10	0	10
12/2012	BRL	148,451		$72,426	UAG	0	(249)	(249)
12/2012	CAD	246		250	CBK	0	0	0
12/2012	GBP	339		550	HUS	3	0	3
12/2012		21,172		33,854	RYL	0	(327)	(327)
12/2012	INR	1,426,585		25,272	HUS	0	(1,487)	(1,487)
12/2012	JPY	759,976		9,733	CBK	0	(11)	(11)
12/2012	KRW	61,475,665		54,002	JPM	0	(1,016)	(1,016)
12/2012	MXN	61,266		4,530	BOA	0	(201)	(201)
12/2012		63,424		4,660	BRC	0	(237)	(237)
12/2012		128,937		9,502	HUS	0	(453)	(453)
12/2012		63,663		4,710	JPM	0	(206)	(206)
12/2012		132,199		9,750	UAG	0	(458)	(458)
12/2012		$21,560	CAD	20,882	CBK	0	(356)	(356)
12/2012		19,253		18,802	DUB	0	(162)	(162)
12/2012		5,438	GBP	3,348	CBK	0	(33)	(33)
12/2012		146		91	JPM	1	0	1
12/2012		6,289	JPY	490,077	BPS	0	(6)	(6)
12/2012		3,387		264,876	CBK	9	0	9
12/2012		65,568		5,174,555	FBF	779	0	779
12/2012		1,700	MXN	22,612	CBK	46	0	46
12/2012		500		6,651	FBF	14	0	14
12/2012		5,400		69,628	MSC	0	(24)	(24)
12/2012		5,400		72,768	UAG	219	0	219
01/2013	IDR	150,139,000		$15,325	MSC	0	(116)	(116)
01/2013	MYR	65,216		21,176	UAG	45	0	45
01/2013	RUB	961,291		28,942	JPM	0	(1,219)	(1,219)
01/2013	THB	392,915		12,648	UAG	0	(19)	(19)
02/2013	CNY	30,402		4,822	BRC	38	0	38
02/2013		86,822		13,627	JPM	0	(34)	(34)
08/2013		$1,117	CNY	7,000	DUB	0	(23)	(23)
08/2013		3,393		21,424	UAG	0	(44)	(44)
09/2015		1,547		9,400	DUB	0	(131)	(131)

						$6,299	$(14,472)	$(8,173)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$20,146	$0	$20,146
Industrials	0	2,107	0	2,107
Utilities	0	1,552	0	1,552
U.S. Government Agencies	0	232,872	0	232,872
U.S. Treasury Obligations	0	47,329	0	47,329
Mortgage-Backed Securities	0	2,639	0	2,639
Asset-Backed Securities	0	1,454	0	1,454
Sovereign Issues	0	136,300	0	136,300
Mutual Funds	1,019,068	0	0	1,019,068
Common Stocks
Financials	10,121	0	0	10,121
Health Care	8,270	0	0	8,270
Exchange-Traded Funds	541,075	0	0	541,075
Exchange-Traded Notes	335	0	0	335
Short-Term Instruments
Repurchase Agreements	0	3,205	0	3,205
Short-Term Notes	0	8,498	0	8,498
U.S. Treasury Bills	0	53,453	0	53,453
PIMCO Short-Term Floating NAV Portfolio	31,704	0	0	31,704
Purchased Options
Commodity Contracts	0	739	0	739
Equity Contracts	1,624	0	0	1,624
Foreign Exchange Contracts	0	992	0	992
Interest Rate Contracts	0	8,715	0	8,715
	$1,612,197	$520,001	$0	$2,132,198

Short Sales, at value	$0	$(5,278)	$0	$(5,278)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	949	900	0	1,849
Credit Contracts	0	1,323	0	1,323
Equity Contracts	22	386	0	408
Foreign Exchange Contracts	0	6,299	0	6,299
Interest Rate Contracts	65	4,081	0	4,146
	$1,036	$12,989	$0	$14,025

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(3,094)	(1,022)	0	(4,116)
Credit Contracts	0	(1,421)	0	(1,421)
Equity Contracts	(2,031)	0	0	(2,031)
Foreign Exchange Contracts	0	(14,862)	0	(14,862)
Interest Rate Contracts	(42)	(4,839)	0	(4,881)

	$(5,167)	$(22,144)	$0	$(27,311)

Totals	$1,608,066	$505,568	$0	$2,113,634

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.7%
Allison Transmission, Inc.
2.720% due 08/07/2014		$672	$675
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,496	1,515
Caesars Entertainment Operating Co., Inc.
5.467% due 01/28/2018		1,000	911
Cardinal Health, Inc.
4.216% due 09/15/2016		995	998
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		201	201
3.862% - 3.923% due 01/25/2017		471	474
First Data Corp.
2.967% due 09/24/2014		169	168
Georgia Gulf Corp.
4.000% due 12/30/2013		3,750	3,722
Getty Images, Inc.
8.250% due 02/10/2013		3,250	3,226
HCA, Inc.
2.466% due 11/17/2013		2,000	2,004
Hertz Corp.
6.375% due 02/26/2013		4,250	4,229
Newsday LLC
10.500% due 08/01/2013		500	503
OSI Restaurant Partners LLC
2.500% due 06/14/2014		2,730	2,722
2.563% due 06/14/2013		258	257
Plains Exploration & Production Co.
8.500% due 09/04/2013		2,000	1,985
Quintiles Transnational Corp.
5.000% due 06/08/2018		1,975	1,989
ServiceMaster Co.
2.720% - 2.730% due 07/24/2014		5,063	5,065
Texas Competitive Electric Holdings Co. LLC
4.728% - 4.938% due 10/10/2017		3,609	2,495
Univision Communications, Inc.
2.216% due 09/29/2014		521	520
US Foods, Inc.
2.720% due 07/03/2014		2,545	2,523
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,000	1,980

Total Bank Loan Obligations (Cost $38,434)			38,162

CORPORATE BONDS & NOTES 81.8%
BANKING & FINANCE 10.0%
Ally Financial, Inc.
4.500% due 02/11/2014		1,000	1,025
4.625% due 06/26/2015		1,000	1,026
5.500% due 02/15/2017		7,500	7,849
6.250% due 12/01/2017		3,500	3,800
6.750% due 12/01/2014		100	107
7.500% due 09/15/2020		3,500	4,029
8.000% due 03/15/2020		2,000	2,350
8.000% due 11/01/2031		1,500	1,733
8.300% due 02/12/2015		1,750	1,942
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,229
8.625% due 05/22/2068	GBP	1,000	1,873
Barclays Bank PLC
14.000% due 06/15/2019 (e)		1,500	3,046
Capital One Capital
10.250% due 08/15/2039		$1,500	1,552
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	1,000	1,452
CIT Group, Inc.
4.250% due 08/15/2017		$3,000	3,129
5.000% due 08/15/2022		4,000	4,183
5.500% due 02/15/2019		1,000	1,087
Columbus International, Inc.
11.500% due 11/20/2014		1,000	1,120
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		2,000	1,955
E*TRADE Financial Corp.
6.750% due 06/01/2016		500	529
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		1,000	1,161

8.000% due 06/01/2014		1,000	1,105
8.000% due 12/15/2016		3,000	3,594
8.700% due 10/01/2014		500	569
12.000% due 05/15/2015		250	312
HBOS PLC
6.750% due 05/21/2018		1,000	1,020
Hub International Ltd.
8.125% due 10/15/2018		1,000	1,018
ILFC E-Capital Trust
6.250% due 12/21/2065		250	199
Ineos Finance PLC
7.500% due 05/01/2020		1,500	1,530
9.000% due 05/15/2015		1,000	1,062
9.250% due 05/15/2015	EUR	475	659
International Lease Finance Corp.
5.875% due 05/01/2013		$300	308
6.250% due 05/15/2019		2,000	2,160
6.625% due 11/15/2013		1,000	1,050
6.750% due 09/01/2016		1,000	1,129
7.125% due 09/01/2018		1,750	2,047
8.625% due 09/15/2015		3,000	3,427
8.750% due 03/15/2017		2,000	2,350
Jaguar Holding Co.
9.500% due 12/01/2019		1,000	1,127
LBG Capital PLC
6.439% due 05/23/2020	EUR	500	587
7.625% due 10/14/2020		200	242
7.867% due 12/17/2019	GBP	500	791
7.869% due 08/25/2020		500	791
7.875% due 11/01/2020		$2,500	2,525
8.000% due 06/15/2020 (e)		500	482
9.125% due 07/15/2020	GBP	500	817
11.040% due 03/19/2020		500	883
Marina District Finance Co., Inc.
9.500% due 10/15/2015		$500	507
9.875% due 08/15/2018		500	504
Masonite International Corp.
8.250% due 04/15/2021		2,500	2,650
MCE Finance Ltd.
10.250% due 05/15/2018		1,000	1,137
QBE Capital Funding Ltd.
7.250% due 05/24/2041		750	761
RBS Capital Trust
2.321% due 12/30/2012 (e)	EUR	350	268
Regions Bank
7.500% due 05/15/2018		$1,500	1,774
Regions Financial Corp.
7.375% due 12/10/2037		1,500	1,582
Royal Bank of Scotland Group PLC
1.108% due 03/09/2015		1,000	914
6.990% due 10/05/2017 (e)		250	228
7.640% due 09/29/2017 (e)		2,200	1,820
7.648% due 09/30/2031 (e)		250	245
Serta Simmons Holdings LLC
8.125% due 10/01/2020 (a)		500	509
SLM Corp.
0.751% due 01/27/2014		1,025	996
5.000% due 06/15/2018		450	453
8.000% due 03/25/2020		1,000	1,160
8.450% due 06/15/2018		1,625	1,912
SLM Corp. CPI Linked Bond
3.812% due 01/31/2014		400	399
Societe Generale S.A.
5.922% due 04/05/2017 (e)		350	284
Springleaf Finance Corp.
6.900% due 12/15/2017		1,000	855
Towergate Finance PLC
8.500% due 02/15/2018	GBP	200	318
10.500% due 02/15/2019		200	305
UBS AG
7.152% due 12/21/2017 (e)	EUR	600	782
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)		$660	657
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,000	955
7.375% due 02/15/2018	EUR	500	598
11.750% due 07/15/2017		$2,500	2,369

			102,903

INDUSTRIALS 64.5%
Affinion Group, Inc.
7.875% due 12/15/2018		1,500	1,234
Aguila S.A.
7.875% due 01/31/2018		2,500	2,637

Air Medical Group Holdings, Inc.
9.250% due 11/01/2018		2,000	2,190
Alere, Inc.
8.625% due 10/01/2018		2,500	2,637
Aleris International, Inc.
7.625% due 02/15/2018		4,000	4,270
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,250	1,356
Allison Transmission, Inc.
7.125% due 05/15/2019		1,000	1,078
AMC Networks, Inc.
7.750% due 07/15/2021		600	681
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		425	451
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,000	3,240
Antero Resources Finance Corp.
7.250% due 08/01/2019		1,000	1,088
ARAMARK Corp.
3.945% due 02/01/2015		3,000	3,000
8.500% due 02/01/2015		1,000	1,025
Arch Coal, Inc.
7.000% due 06/15/2019		1,000	845
7.250% due 10/01/2020		500	423
7.250% due 06/15/2021		2,000	1,680
ARD Finance S.A.
11.125% due 06/01/2018 (b)		559	539
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	1,000	1,372
7.375% due 10/15/2017		$1,250	1,345
9.250% due 10/15/2020	EUR	2,000	2,660
Armored Autogroup, Inc.
9.250% due 11/01/2018		$500	450
Ashland, Inc.
4.750% due 08/15/2022		250	257
Ashtead Capital, Inc.
6.500% due 07/15/2022		1,000	1,054
Associated Materials LLC
9.125% due 11/01/2017		1,500	1,477
Atwood Oceanics, Inc.
6.500% due 02/01/2020		250	269
Audatex North America, Inc.
6.750% due 06/15/2018		1,000	1,073
Avaya, Inc.
7.000% due 04/01/2019		3,250	3,039
B&G Foods, Inc.
7.625% due 01/15/2018		1,000	1,085
Basic Energy Services, Inc.
7.750% due 02/15/2019		1,000	1,030
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,551
BE Aerospace, Inc.
5.250% due 04/01/2022		1,750	1,824
6.875% due 10/01/2020		1,000	1,115
Beazer Homes USA, Inc.
6.625% due 04/15/2018		1,000	1,071
Belden, Inc.
5.500% due 09/01/2022		750	771
Berry Plastics Corp.
5.205% due 02/15/2015		1,625	1,630
9.500% due 05/15/2018		2,000	2,205
9.750% due 01/15/2021		2,000	2,290
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	2,000	2,554
BI-LO LLC
9.250% due 02/15/2019		$1,000	1,076
Biomet, Inc.
6.500% due 08/01/2020		4,000	4,155
6.500% due 10/01/2020 (a)		3,000	2,955
10.000% due 10/15/2017		500	528
11.625% due 10/15/2017		3,448	3,676
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		1,000	1,030
Bristow Group, Inc.
6.250% due 10/15/2022 (a)		400	411
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		1,000	1,085
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,195
6.875% due 08/15/2018		250	269
7.000% due 02/15/2020		900	981
7.500% due 03/15/2020		500	550
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,500	1,577
Cablevision Systems Corp.
8.000% due 04/15/2020		1,000	1,120

Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		1,500	1,504
10.000% due 12/15/2018		1,500	990
11.250% due 06/01/2017		1,750	1,890
Calcipar S.A.
6.875% due 05/01/2018		500	499
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,000	3,214
Carlson Wagonlit BV
6.875% due 06/15/2019		750	791
7.500% due 06/15/2019	EUR	250	333
Case New Holland, Inc.
7.750% due 09/01/2013		$1,000	1,051
7.875% due 12/01/2017		1,250	1,472
Catalent Pharma Solutions, Inc.
7.875% due 10/15/2018		1,000	1,018
9.500% due 04/15/2015		1,987	2,034
CCO Holdings LLC
5.250% due 09/30/2022		1,000	1,010
6.500% due 04/30/2021		1,000	1,075
6.625% due 01/31/2022		1,000	1,098
7.000% due 01/15/2019		1,000	1,088
7.875% due 04/30/2018		3,000	3,262
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		2,500	2,512
Cequel Communications Holdings LLC
8.625% due 11/15/2017		2,500	2,681
Ceridian Corp.
8.875% due 07/15/2019		350	380
Chemtura Corp.
7.875% due 09/01/2018		1,000	1,093
Chesapeake Energy Corp.
9.500% due 02/15/2015		2,000	2,212
Chester Downs & Marina LLC
9.250% due 02/01/2020		250	253
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		1,000	1,035
9.500% due 05/15/2016		1,325	1,438
Cimarex Energy Co.
5.875% due 05/01/2022		500	530
CityCenter Holdings LLC
7.625% due 01/15/2016		1,000	1,073
10.750% due 01/15/2017		1,460	1,533
Clean Harbors, Inc.
5.250% due 08/01/2020		1,250	1,294
Clear Channel Communications, Inc.
9.000% due 03/01/2021		1,000	895
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		4,000	3,920
9.250% due 12/15/2017		5,000	5,401
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		1,500	1,429
Columbus McKinnon Corp.
7.875% due 02/01/2019		250	268
CommScope, Inc.
8.250% due 01/15/2019		3,000	3,255
Community Health Systems, Inc.
5.125% due 08/15/2018		1,000	1,040
7.125% due 07/15/2020		1,000	1,068
8.000% due 11/15/2019		2,500	2,756
Concho Resources, Inc.
5.500% due 04/01/2023		500	523
6.500% due 01/15/2022		1,750	1,938
7.000% due 01/15/2021		750	844
CONSOL Energy, Inc.
8.000% due 04/01/2017		1,375	1,444
8.250% due 04/01/2020		3,000	3,157
Constellation Brands, Inc.
4.625% due 03/01/2023		1,000	1,025
7.250% due 05/15/2017		1,000	1,172
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	1,000	1,380
7.500% due 09/15/2017		500	691
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$80	85
Continental Airlines, Inc.
6.920% due 04/02/2013 (j)		48	48
Continental Resources, Inc.
7.125% due 04/01/2021		400	452
7.375% due 10/01/2020		250	281
8.250% due 10/01/2019		50	57
Continental Rubber Of America Corp.
4.500% due 09/15/2019		1,500	1,536
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,270

Crown Americas LLC
7.625% due 05/15/2017		2,050	2,204
Crown Castle International Corp.
7.125% due 11/01/2019		500	545
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	175	247
CSC Holdings LLC
6.750% due 11/15/2021		$750	831
7.625% due 07/15/2018		2,000	2,315
7.875% due 02/15/2018		3,000	3,480
8.625% due 02/15/2019		1,000	1,190
DaVita, Inc.
5.750% due 08/15/2022		2,000	2,090
6.375% due 11/01/2018		1,000	1,070
6.625% due 11/01/2020		2,000	2,147
Del Monte Corp.
7.625% due 02/15/2019		3,000	3,101
Denbury Resources, Inc.
8.250% due 02/15/2020		2,000	2,265
9.750% due 03/01/2016		50	54
Digicel Group Ltd.
8.250% due 09/30/2020		1,000	1,055
10.500% due 04/15/2018		1,000	1,098
Digicel Ltd.
8.250% due 09/01/2017		3,000	3,270
DineEquity, Inc.
9.500% due 10/30/2018		3,000	3,397
DISH DBS Corp.
5.875% due 07/15/2022		5,000	5,150
6.750% due 06/01/2021		1,000	1,095
7.125% due 02/01/2016		2,000	2,220
7.750% due 05/31/2015		1,000	1,130
7.875% due 09/01/2019		2,000	2,335
DJO Finance LLC
7.750% due 04/15/2018		2,500	2,294
9.750% due 10/15/2017		500	428
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		750	791
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		1,000	1,084
El Paso LLC
7.000% due 06/15/2017		475	548
7.250% due 06/01/2018		500	578
7.750% due 01/15/2032		500	585
7.800% due 08/01/2031		1,150	1,343
8.050% due 10/15/2030		780	924
Emergency Medical Services Corp.
8.125% due 06/01/2019		1,500	1,597
Endo Pharmaceuticals Holdings, Inc.
7.000% due 12/15/2020		1,500	1,624
7.250% due 01/15/2022		1,000	1,085
Energy Transfer Equity LP
7.500% due 10/15/2020		1,400	1,596
Enterprise Products Operating LLC
8.375% due 08/01/2066		4,000	4,514
Entravision Communications Corp.
8.750% due 08/01/2017		948	1,029
Exide Technologies
8.625% due 02/01/2018		1,250	1,089
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		1,000	1,038
7.625% due 07/15/2017		1,250	1,375
First Data Corp.
6.750% due 11/01/2020		1,500	1,498
8.250% due 01/15/2021		3,000	3,007
12.625% due 01/15/2021		500	521
Florida East Coast Railway Corp.
8.125% due 02/01/2017		600	635
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		1,000	935
6.875% due 04/01/2022		1,750	1,608
7.000% due 11/01/2015		1,250	1,250
8.250% due 11/01/2019		4,000	3,900
Ford Motor Co.
9.215% due 09/15/2021		200	255
Forest Oil Corp.
7.250% due 06/15/2019		2,000	1,995
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		1,250	1,334
5.875% due 01/31/2022		1,250	1,341
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		775	897
General Cable Corp.
5.750% due 10/01/2022		1,250	1,275
Goodyear Tire & Rubber Co.
8.250% due 08/15/2020		1,000	1,113

Graphic Packaging International, Inc.
7.875% due 10/01/2018		1,000	1,113
Griffon Corp.
7.125% due 04/01/2018		1,000	1,064
Grifols, Inc.
8.250% due 02/01/2018		1,500	1,665
H&E Equipment Services, Inc.
7.000% due 09/01/2022		750	782
HCA Holdings, Inc.
7.750% due 05/15/2021		1,500	1,642
HCA, Inc.
6.375% due 01/15/2015		2,000	2,165
6.500% due 02/15/2020		2,500	2,787
7.190% due 11/15/2015		180	198
7.250% due 09/15/2020		2,975	3,347
7.500% due 02/15/2022		4,000	4,550
8.000% due 10/01/2018		3,500	4,051
8.500% due 04/15/2019		2,500	2,831
9.875% due 02/15/2017		1,000	1,080
HD Supply, Inc.
8.125% due 04/15/2019		3,000	3,262
11.000% due 04/15/2020		2,000	2,225
Headwaters, Inc.
7.625% due 04/01/2019		2,000	2,040
Health Management Associates, Inc.
7.375% due 01/15/2020		2,500	2,725
HeidelbergCement Finance BV
8.500% due 10/31/2019	EUR	1,000	1,508
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,180
7.375% due 01/15/2021		1,500	1,620
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		3,000	3,097
9.000% due 11/15/2020		3,000	2,692
Hiland Partners LP
7.250% due 10/01/2020		500	521
Hologic, Inc.
6.250% due 08/01/2020		2,000	2,130
Host Hotels & Resorts LP
4.750% due 03/01/2023		1,000	1,041
5.250% due 03/15/2022		1,000	1,085
6.000% due 10/01/2021		2,000	2,295
9.000% due 05/15/2017		1,000	1,095
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	538
7.625% due 06/15/2021		1,000	1,113
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		1,000	1,089
Huntsman International LLC
8.625% due 03/15/2021		4,000	4,600
IASIS Healthcare LLC
8.375% due 05/15/2019		2,500	2,400
Immucor, Inc.
11.125% due 08/15/2019		1,000	1,135
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	4,000	4,793
8.500% due 02/15/2016		$500	475
Inmet Mining Corp.
8.750% due 06/01/2020		1,500	1,560
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		1,500	1,627
7.250% due 10/15/2020		4,250	4,592
7.500% due 04/01/2021		3,500	3,806
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		500	531
11.500% due 02/04/2017 (b)		3,845	4,090
Interactive Data Corp.
10.250% due 08/01/2018		1,500	1,687
Intergen NV
9.000% due 06/30/2017		2,500	2,419
Interline Brands, Inc.
7.500% due 11/15/2018		500	544
inVentiv Health, Inc.
10.000% due 08/15/2018		500	443
Iron Mountain, Inc.
5.750% due 08/15/2024		1,000	1,008
Isabelle Acquisition Sub, Inc.
10.000% due 11/15/2018		250	272
Jaguar Land Rover PLC
7.750% due 05/15/2018		750	813
8.125% due 05/15/2021		2,000	2,187
Jarden Corp.
7.500% due 05/01/2017		1,500	1,725
JMC Steel Group
8.250% due 03/15/2018		2,000	2,050

Kinove German Bondco GmbH
9.625% due 06/15/2018		1,349	1,484
Lamar Media Corp.
5.875% due 02/01/2022		500	535
Laredo Petroleum, Inc.
9.500% due 02/15/2019		1,500	1,706
Lawson Software, Inc.
9.375% due 04/01/2019		250	279
Lender Processing Services, Inc.
5.750% due 04/15/2023 (a)		750	750
Levi Strauss & Co.
7.625% due 05/15/2020		1,000	1,085
Limited Brands, Inc.
5.625% due 02/15/2022		750	812
Live Nation Entertainment, Inc.
7.000% due 09/01/2020		500	523
8.125% due 05/15/2018		1,025	1,107
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		1,000	980
LyondellBasell Industries NV
5.000% due 04/15/2019		2,000	2,135
5.750% due 04/15/2024		1,000	1,142
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,000	3,371
9.500% due 02/15/2018		1,000	1,125
McClatchy Co.
11.500% due 02/15/2017		750	810
MGM Resorts International
6.875% due 04/01/2016		450	473
7.500% due 06/01/2016		1,500	1,612
7.625% due 01/15/2017		2,000	2,130
7.750% due 03/15/2022		2,000	2,100
8.625% due 02/01/2019		1,000	1,095
9.000% due 03/15/2020		2,000	2,242
10.375% due 05/15/2014		2,000	2,260
11.125% due 11/15/2017		2,500	2,778
13.000% due 11/15/2013		1,000	1,133
Michael Foods Group, Inc.
9.750% due 07/15/2018		2,000	2,240
Michaels Stores, Inc.
7.750% due 11/01/2018		1,600	1,724
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		500	365
Mueller Water Products, Inc.
7.375% due 06/01/2017		1,000	1,030
8.750% due 09/01/2020		495	562
Multiplan, Inc.
9.875% due 09/01/2018		1,000	1,110
Mylan, Inc.
7.625% due 07/15/2017		700	779
7.875% due 07/15/2020		2,500	2,819
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	300	355
8.875% due 12/01/2018		$1,000	918
NBTY, Inc.
9.000% due 10/01/2018		1,500	1,676
NCR Corp.
5.000% due 07/15/2022		500	508
Newfield Exploration Co.
6.875% due 02/01/2020		1,050	1,158
7.125% due 05/15/2018		1,075	1,139
Nielsen Finance LLC
4.500% due 10/01/2020 (a)		1,250	1,248
7.750% due 10/15/2018		2,500	2,831
11.500% due 05/01/2016		650	730
Nokia OYJ
5.375% due 05/15/2019		1,000	843
Novelis, Inc.
8.375% due 12/15/2017		3,500	3,841
8.750% due 12/15/2020		4,500	5,006
NXP BV
9.750% due 08/01/2018		1,050	1,213
Oasis Petroleum, Inc.
6.500% due 11/01/2021		1,000	1,060
6.875% due 01/15/2023		1,000	1,065
OGX Austria GmbH
8.500% due 06/01/2018		3,000	2,715
Oshkosh Corp.
8.250% due 03/01/2017		175	193
8.500% due 03/01/2020		175	197
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		858	942
9.625% due 07/15/2017	EUR	643	917
Party City Holdings, Inc.
8.875% due 08/01/2020		$500	535

Peabody Energy Corp.
6.000% due 11/15/2018		1,250	1,256
6.250% due 11/15/2021		3,000	3,000
6.500% due 09/15/2020		500	514
Penske Automotive Group, Inc.
5.750% due 10/01/2022		500	515
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		2,000	2,230
PetroBakken Energy Ltd.
8.625% due 02/01/2020		1,250	1,303
Petrohawk Energy Corp.
7.250% due 08/15/2018		2,000	2,275
PHH Corp.
9.250% due 03/01/2016		500	576
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		2,000	1,915
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,095
8.625% due 08/01/2017		750	823
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,000	2,177
9.250% due 04/01/2015		756	777
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		500	468
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,025
6.750% due 02/01/2022		1,000	1,020
7.625% due 04/01/2020		1,750	1,877
Ply Gem Industries, Inc.
8.250% due 02/15/2018		2,000	2,097
Polymer Group, Inc.
7.750% due 02/01/2019		1,000	1,070
Polypore International, Inc.
7.500% due 11/15/2017		1,500	1,624
Post Holdings, Inc.
7.375% due 02/15/2022		500	534
Precision Drilling Corp.
6.500% due 12/15/2021		1,000	1,073
Prestige Brands, Inc.
8.125% due 02/01/2020		500	560
Production Resource Group, Inc.
8.875% due 05/01/2019		450	317
PVH Corp.
7.375% due 05/15/2020		1,750	1,986
Quebecor Media, Inc.
7.750% due 03/15/2016		1,470	1,518
Quicksilver Resources, Inc.
9.125% due 08/15/2019		1,500	1,432
Quiksilver, Inc.
6.875% due 04/15/2015		1,000	1,000
QVC, Inc.
7.375% due 10/15/2020		1,000	1,113
7.500% due 10/01/2019		1,500	1,661
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		500	485
9.875% due 04/15/2017		950	696
Rain CII Carbon LLC
8.000% due 12/01/2018		1,500	1,537
Range Resources Corp.
5.000% due 08/15/2022		1,500	1,584
5.750% due 06/01/2021		500	540
6.750% due 08/01/2020		750	829
7.500% due 10/01/2017		275	287
RBS Global, Inc.
8.500% due 05/01/2018		5,000	5,537
Refresco Group BV
7.375% due 05/15/2018	EUR	500	623
Regency Energy Partners LP
5.500% due 04/15/2023 (a)		$500	507
6.875% due 12/01/2018		1,125	1,207
Rexel S.A.
6.125% due 12/15/2019		1,000	1,034
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020		2,500	2,503
6.875% due 02/15/2021		1,500	1,590
7.125% due 04/15/2019		1,250	1,325
7.875% due 08/15/2019		1,000	1,085
8.250% due 02/15/2021		3,000	2,992
8.500% due 05/15/2018		1,175	1,198
9.000% due 04/15/2019		2,000	2,050
9.875% due 08/15/2019		4,000	4,275
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,000	955
Rockwood Specialties Group, Inc.
4.625% due 10/15/2020		2,500	2,547

Ryerson, Inc.
9.000% due 10/15/2017 (a)		500	513
Ryland Group, Inc.
5.375% due 10/01/2022		250	251
Sable International Finance Ltd.
8.750% due 02/01/2020		1,000	1,120
Sally Holdings LLC
5.750% due 06/01/2022		1,500	1,605
6.875% due 11/15/2019		550	615
Samson Investment Co.
9.750% due 02/15/2020		3,000	3,094
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,000	2,070
7.500% due 02/15/2023		500	516
8.000% due 06/01/2018		1,000	1,055
8.125% due 10/15/2022		4,500	4,798
8.750% due 01/15/2020		500	544
9.875% due 05/15/2016		1,150	1,259
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,000	965
7.750% due 07/15/2017		750	805
SBA Communications Corp.
5.625% due 10/01/2019		500	511
SBA Telecommunications, Inc.
5.750% due 07/15/2020		1,000	1,054
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,110
7.750% due 02/15/2017	EUR	2,500	3,574
8.500% due 02/15/2019		$2,500	2,812
8.750% due 02/15/2019	EUR	1,500	2,188
Scientific Games International, Inc.
6.250% due 09/01/2020		$1,250	1,258
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		500	541
7.250% due 01/15/2018		150	162
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,235
8.375% due 09/15/2021		2,000	2,250
Sensata Technologies BV
6.500% due 05/15/2019		1,500	1,609
ServiceMaster Co.
7.000% due 08/15/2020		1,750	1,802
8.000% due 02/15/2020		500	533
Simmons Foods, Inc.
10.500% due 11/01/2017		500	434
Sinclair Television Group, Inc.
6.125% due 10/01/2022 (a)		1,000	1,006
SM Energy Co.
6.500% due 01/01/2023		750	788
Smithfield Foods, Inc.
6.625% due 08/15/2022		2,500	2,600
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		125	127
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		500	511
Snoqualmie Entertainment Authority
4.476% due 02/01/2014		1,000	995
Sonat, Inc.
7.000% due 02/01/2018		500	546
Sophia LP
9.750% due 01/15/2019		2,000	2,160
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,000	3,397
SPX Corp.
6.875% due 09/01/2017		750	842
Steel Dynamics, Inc.
6.125% due 08/15/2019		500	523
6.375% due 08/15/2022		500	519
7.625% due 03/15/2020		1,500	1,635
STHI Holding Corp.
8.000% due 03/15/2018		2,000	2,140
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	1,000	1,208
Suburban Propane Partners LP
7.375% due 03/15/2020		$275	296
7.375% due 08/01/2021		247	265
7.500% due 10/01/2018		844	907
SunGard Data Systems, Inc.
7.375% due 11/15/2018		2,000	2,155
7.625% due 11/15/2020		3,000	3,270
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	500	699
Sunrise Communications International S.A.
5.625% due 12/31/2017	CHF	500	550
7.000% due 12/31/2017	EUR	475	655

Syniverse Holdings, Inc.
9.125% due 01/15/2019		$1,000	1,080
Taminco Global Chemical Corp.
9.750% due 03/31/2020		1,500	1,627
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		2,250	2,213
5.375% due 02/02/2026	GBP	500	734
Telesat LLC
12.500% due 11/01/2017		$400	447
Tenet Healthcare Corp.
6.250% due 11/01/2018		1,000	1,108
8.000% due 08/01/2020		2,000	2,157
8.875% due 07/01/2019		2,000	2,270
Terex Corp.
8.000% due 11/15/2017		1,500	1,560
Tesoro Logistics LP
5.875% due 10/01/2020		500	514
Thermon Industries, Inc.
9.500% due 05/01/2017		261	292
Tomkins LLC
9.000% due 10/01/2018		2,127	2,382
TransDigm, Inc.
7.750% due 12/15/2018		2,500	2,775
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		500	548
TransUnion LLC
11.375% due 06/15/2018		2,000	2,365
TreeHouse Foods, Inc.
7.750% due 03/01/2018		750	821
Tronox Finance LLC
6.375% due 08/15/2020		500	507
Truven Health Analytics, Inc.
10.625% due 06/01/2020		1,000	1,075
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	434
Unitymedia Hessen GmbH & Co. KG
4.502% due 03/15/2018		250	322
5.500% due 09/15/2022		2,000	2,532
7.500% due 03/15/2019		$500	551
7.500% due 03/15/2019	EUR	750	1,055
Univision Communications, Inc.
6.750% due 09/15/2022		$1,500	1,507
6.875% due 05/15/2019		2,500	2,587
7.875% due 11/01/2020		1,750	1,881
8.500% due 05/15/2021		2,500	2,550
UPC Holding BV
6.375% due 09/15/2022	EUR	1,500	1,855
8.375% due 08/15/2020		3,000	4,178
UPCB Finance Ltd.
6.375% due 07/01/2020		1,000	1,333
7.250% due 11/15/2021		$2,500	2,731
7.625% due 01/15/2020	EUR	2,400	3,323
UR Merger Sub Corp.
7.375% due 05/15/2020		$1,000	1,078
7.625% due 04/15/2022		2,250	2,469
8.250% due 02/01/2021		1,500	1,654
8.375% due 09/15/2020		1,500	1,612
US Foods, Inc.
8.500% due 06/30/2019		2,500	2,619
USG Corp.
8.375% due 10/15/2018		1,500	1,635
Valeant Pharmaceuticals International
6.750% due 08/15/2021		2,000	2,085
6.875% due 12/01/2018		3,000	3,172
7.000% due 10/01/2020		2,500	2,644
7.250% due 07/15/2022		1,250	1,323
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		3,000	3,217
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,000	798
Videotron Ltee
9.125% due 04/15/2018		500	541
VPI Escrow Corp.
6.375% due 10/15/2020 (a)		750	769
VWR Funding, Inc.
7.250% due 09/15/2017		1,250	1,271
10.250% due 07/15/2015		2,250	2,303
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,362
Windstream Corp.
7.000% due 03/15/2019		2,000	2,050
7.750% due 10/15/2020		1,000	1,078
7.750% due 10/01/2021		500	541
8.125% due 09/01/2018		1,000	1,085
WMG Acquisition Corp.
9.500% due 06/15/2016		1,500	1,644

Wok Acquisition Corp.
10.250% due 06/30/2020		500	531
Wolverine World Wide, Inc.
6.125% due 10/15/2020 (a)		400	414
Wynn Las Vegas LLC
5.375% due 03/15/2022		2,500	2,550
7.750% due 08/15/2020		1,500	1,676
Zayo Group LLC
8.125% due 01/01/2020		750	823
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	2,000	2,834

			665,837

UTILITIES 7.3%
AES Corp.
7.375% due 07/01/2021		$3,000	3,435
8.000% due 10/15/2017		500	580
8.000% due 06/01/2020		1,500	1,751
9.750% due 04/15/2016		1,000	1,200
AES Ironwood LLC
8.857% due 11/30/2025		1,614	1,864
AES Red Oak LLC
8.540% due 11/30/2019		948	1,017
Calpine Corp.
7.500% due 02/15/2021		3,000	3,255
7.875% due 07/31/2020		1,750	1,921
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	531
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019		1,000	965
Covanta Holding Corp.
7.250% due 12/01/2020		500	557
Drill Rigs Holdings, Inc.
6.500% due 10/01/2017		1,000	996
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,322
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017		1,000	1,040
10.000% due 12/01/2020		2,000	2,260
EP Energy LLC
6.875% due 05/01/2019		500	536
9.375% due 05/01/2020		500	546
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		919	951
Frontier Communications Corp.
7.125% due 03/15/2019		1,125	1,204
7.875% due 04/15/2015		1,000	1,125
8.250% due 04/15/2017		275	314
8.500% due 04/15/2020		500	568
9.000% due 08/15/2031		1,025	1,099
MarkWest Energy Partners LP
5.500% due 02/15/2023		750	788
6.750% due 11/01/2020		450	489
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		2,000	2,102
Midwest Generation LLC
8.560% due 01/02/2016		1,485	1,351
NFR Energy LLC
9.750% due 02/15/2017		1,500	1,380
NGPL PipeCo LLC
7.119% due 12/15/2017		750	801
9.625% due 06/01/2019		1,000	1,142
Northwestern Bell Telephone
7.750% due 05/01/2030		1,208	1,296
NRG Energy, Inc.
6.625% due 03/15/2023		1,500	1,536
7.625% due 01/15/2018		5,000	5,437
7.875% due 05/15/2021		1,000	1,093
8.250% due 09/01/2020		2,250	2,464
NSG Holdings LLC
7.750% due 12/15/2025		1,581	1,652
Sprint Capital Corp.
6.900% due 05/01/2019		4,500	4,691
8.750% due 03/15/2032		3,000	3,120
Sprint Nextel Corp.
6.000% due 12/01/2016		2,000	2,070
7.000% due 03/01/2020		1,500	1,684
8.375% due 08/15/2017		1,000	1,118
9.000% due 11/15/2018		2,500	3,006
Targa Resources Partners LP
6.375% due 08/01/2022		500	533
7.875% due 10/15/2018		1,000	1,100
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,653	1,744

Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	450	497
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021	1,250	1,339
VimpelCom Holdings BV
7.504% due 03/01/2022	750	788
Virgin Media Finance PLC
9.500% due 08/15/2016	828	921

		75,179

Total Corporate Bonds & Notes (Cost $800,691)		843,919

MUNICIPAL BONDS & NOTES 0.0%
PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	400	33

Total Municipal Bonds & Notes (Cost $43)		33

MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Assets LLC
0.407% due 05/25/2046	111	70
Bear Stearns Alt-A Trust
4.848% due 11/25/2036 ^	1,005	742
Citigroup Mortgage Loan Trust, Inc.
2.895% due 07/25/2046 ^	35	27
2.901% due 03/25/2034	13	13
Countrywide Alternative Loan Trust
0.414% due 12/20/2046	297	184
0.429% due 03/20/2046	130	79
0.449% due 05/20/2046	193	95
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035	98	62
5.143% due 05/20/2036	593	412
First Horizon Alternative Mortgage Securities
2.603% due 09/25/2035	118	99
GSR Mortgage Loan Trust
2.804% due 04/25/2035	14	12
3.053% due 05/25/2035	2,371	1,989
5.750% due 03/25/2036	332	306
Harborview Mortgage Loan Trust
0.399% due 07/19/2046	110	63
0.998% due 12/19/2036	45	30
5.750% due 08/19/2036 ^	73	52
Indymac Mortgage Loan Trust
3.153% due 03/25/2037 ^	1,955	1,583
6.000% due 07/25/2037	919	744
Luminent Mortgage Trust
0.387% due 12/25/2036	55	38
0.397% due 12/25/2036	37	24
MASTR Adjustable Rate Mortgages Trust
0.427% due 04/25/2046	30	20
Residential Accredit Loans, Inc. Trust
3.275% due 03/25/2035	50	37
5.500% due 02/25/2036 ^	641	448
Residential Asset Securitization Trust
0.617% due 01/25/2046 ^	419	171
Structured Asset Mortgage Investments, Inc.
0.437% due 09/25/2047	1,000	510
0.527% due 09/25/2045	104	73
WaMu Mortgage Pass-Through Certificates
0.908% due 04/25/2047	55	46
0.968% due 12/25/2046	51	39
2.314% due 12/25/2036 ^	632	506
2.741% due 09/25/2036	39	30
5.098% due 02/25/2037	48	39
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.118% due 05/25/2046	45	27

Total Mortgage-Backed Securities (Cost $7,039)		8,570

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
0.287% due 01/25/2037	106	27

Structured Asset Securities Corp.
0.517% due 06/25/2035	292	232

Total Asset-Backed Securities (Cost $269)		259

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)	67,167	84

ENERGY 0.0%
SemGroup Corp. ‘A’ (c)	1	0

Total Common Stocks (Cost $2,082)		84

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 10/29/2012 (e)	1,750	1,637
GMAC Capital Trust
8.125% due 02/15/2040	50,000	1,256

Total Preferred Securities (Cost $2,900)		2,893

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
U.S. TREASURY BILLS 0.2%
0.132% due 02/07/2013 - 09/19/2013 (d)(g)	$1,700	1,699

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 14.0%
PIMCO Short-Term Floating NAV Portfolio	14,467,090	145,004

Total Short-Term Instruments (Cost $146,684)		146,703

Total Investments 100.8% (Cost $998,142)		$1,040,623
Other Assets and Liabilities (Net) (0.8%)		(8,384)

Net Assets 100.0%		$1,032,239

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $1,699 have been pledged as collateral as of September 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Cash of $2,148 has been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation
CDX.HY-16 5-Year Index	5.000%	06/20/2016	$3,120	$123	$310
CDX.HY-18 5-Year Index	5.000%	06/20/2017	23,463	185	1,098
CDX.HY-19 5-Year Index	5.000%	12/20/2017	8,200	(2)	49

				$306	$1,457

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	03/20/2014	1.150%	$1,000	$58	$(94)	$152
Ally Financial, Inc.	MYC	6.560%	12/20/2012	0.912%	1,500	22	0	22
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	1.616%	200	13	(18)	31
El Paso Corp.	FBF	5.000%	12/20/2014	0.809%	2,500	236	(75)	311
El Paso LLC	GST	5.000%	09/20/2014	0.762%	3,000	256	(285)	541
HCA, Inc.	BOA	5.000%	03/20/2014	1.821%	1,000	47	(150)	197
NRG Energy, Inc.	GST	4.200%	09/20/2013	0.843%	100	3	0	3
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.232%	600	5	0	5
SLM Corp.	BOA	5.000%	09/20/2014	1.505%	800	56	(112)	168
SLM Corp.	BRC	5.000%	12/20/2013	0.857%	650	34	(72)	106
SLM Corp.	DUB	5.000%	09/20/2014	1.505%	300	21	(34)	55

						$751	$(840)	$1,591

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	$2,160	$81	$11	$70
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	39	(176)	215
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	1,061	2	0	2

					$122	$(165)	$287

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$47	$48	0.00%

(k)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	60		$29	UAG	$0	$0	$0
10/2012	EUR	565		727	BPS	1	0	1
10/2012		988		1,246	BRC	0	(24)	(24)
10/2012		15,246		19,073	GLM	0	(519)	(519)
10/2012		537		661	MSC	0	(29)	(29)
10/2012		21,666		26,873	RYL	81	(1,053)	(972)
10/2012		214		263	UAG	0	(12)	(12)
10/2012	GBP	449		729	BRC	4	0	4
10/2012		235		371	DUB	0	(9)	(9)
10/2012		4,857		7,681	GLM	0	(162)	(162)
10/2012		196		311	HUS	0	(5)	(5)
10/2012		322		520	MSC	0	0	0
10/2012		$30	BRL	60	UAG	0	0	0
10/2012		716	EUR	582	CBK	32	0	32
10/2012		25,220		19,541	JPM	0	(109)	(109)
10/2012		693		542	UAG	3	0	3
10/2012		9,289	GBP	5,737	HUS	0	(25)	(25)
11/2012	CHF	501		$521	WST	0	(12)	(12)
11/2012	EUR	19,541		25,227	JPM	108	0	108
11/2012	GBP	5,737		9,288	HUS	25	0	25
12/2012		$29	BRL	60	UAG	0	0	0
02/2013	CNY	12,887		$2,027	GLM	0	0	0
02/2013		$884	CNY	5,573	BRC	0	(7)	(7)
02/2013		1,148		7,314	JPM	3	0	3

						$257	$(1,966)	$(1,709)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$38,162	$0	$38,162
Corporate Bonds & Notes
Banking & Finance	0	102,903	0	102,903
Industrials	750	664,954	133	665,837
Utilities	0	73,828	1,351	75,179
Municipal Bonds & Notes
Puerto Rico	0	33	0	33
Mortgage-Backed Securities	0	8,570	0	8,570
Asset-Backed Securities	0	259	0	259
Common Stocks
Consumer Discretionary	84	0	0	84
Preferred Securities
Banking & Finance	1,256	1,637	0	2,893
Short-Term Instruments
U.S. Treasury Bills	0	1,699	0	1,699
PIMCO Short-Term Floating NAV Portfolio	145,004	0	0	145,004
	$147,094	$892,045	$1,484	$1,040,623

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,335	0	3,335
Foreign Exchange Contracts	0	257	0	257
	$0	$3,592	$0	$3,592

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(1,966)	$0	$(1,966)

Totals	$147,094	$893,671	$1,484	$1,042,249

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,190	$0	$(1,116)	$1	$123	$(65)	$0	$0	$133	$8
Utilities	2,295	0	(777)	(4)	(12)	(151)	0	0	1,351	(144)

Totals	$3,485	$0	$(1,893)	$(3)	$111	$(216)	$0	$0	$1,484	$(136)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$48	Benchmark Pricing	Base Price	101.00
	85	Third Party Vendor	Broker Quote	107.13
Utilities	1,351	Third Party Vendor	Broker Quote	91.00

Total	$1,484

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.3%
American International Group, Inc.
8.250% due 08/15/2018	$200	$258
U.S. Trade Funding Corp.
4.260% due 11/15/2014	177	183

		441

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	768	802

Total Corporate Bonds & Notes (Cost $1,145)		1,243

MUNICIPAL BONDS & NOTES 0.7%
IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	300	357

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	400	454

OHIO 0.1%
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	500	258

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	500	41

WASHINGTON 0.1%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	217

Total Municipal Bonds & Notes (Cost $1,095)		1,327

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.000% due 06/01/2017 - 11/15/2030	3,200	2,032
0.277% due 07/25/2037	47	45
0.669% due 08/25/2021	7	7
0.819% due 08/25/2022	3	3
1.117% due 04/25/2032	11	11
2.559% due 01/01/2033	13	14
4.250% due 05/25/2037	63	68
4.500% due 06/25/2019	200	217
5.000% due 04/25/2032 - 08/25/2033	323	381
5.500% due 12/25/2035	110	133
6.000% due 01/25/2036	647	814
6.080% due 09/01/2028	64	89
6.500% due 07/25/2031	334	385
Federal Farm Credit Bank
5.050% due 03/28/2019	400	497
5.150% due 03/25/2020	250	317
5.160% due 03/14/2022	2,400	3,066
Federal Housing Administration
6.896% due 07/01/2020	186	182
Financing Corp.
0.000% due 09/26/2019	1,500	1,346
10.700% due 10/06/2017	650	951
Freddie Mac
0.000% due 03/15/2031	1,200	649
0.621% due 01/15/2033	26	27
0.950% due 02/15/2027	7	7
1.250% due 02/15/2021	10	11
1.306% due 10/25/2044	63	63
4.000% due 06/15/2032	349	383
5.400% due 03/17/2021	1,000	1,158
5.500% due 08/15/2030 - 02/15/2034	801	924
5.625% due 11/23/2035	600	691
6.750% due 03/15/2031	200	314

7.000% due 07/15/2023 - 12/01/2031	28	32
8.250% due 06/01/2016	350	437
Ginnie Mae
2.000% due 08/20/2030	7	7
5.500% due 01/20/2036	718	900
6.000% due 08/20/2033	1,714	2,050
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	2,500	2,003
5.500% due 04/26/2024	400	532
Overseas Private Investment Corp.
4.736% due 03/15/2022	301	348
Private Export Funding Corp.
5.000% due 12/15/2016	500	585
Residual Funding Corp. Strips
0.000% due 10/15/2020 - 04/15/2030	10,319	6,705
Resolution Funding Corp. Strips
0.000% due 01/15/2020 - 04/15/2029	4,100	2,850
Small Business Administration
5.240% due 08/01/2023	365	407
5.290% due 12/01/2027	350	400
Tennessee Valley Authority
4.625% due 09/15/2060	400	493
4.875% due 01/15/2048	800	1,025
5.880% due 04/01/2036	200	283
Tennessee Valley Authority Strips
0.000% due 05/01/2030	800	445

Total U.S. Government Agencies (Cost $28,471)		34,287

U.S. TREASURY OBLIGATIONS 75.3%
U.S. Treasury Bonds
3.125% due 11/15/2041	8,800	9,388
3.125% due 02/15/2042	4,600	4,900
3.500% due 02/15/2039	3,200	3,679
3.750% due 08/15/2041	1,900	2,275
4.250% due 11/15/2040	18,950	24,641
4.375% due 11/15/2039	27,600	36,527
4.375% due 05/15/2041	14,000	18,576
4.500% due 05/15/2038	700	941
4.500% due 08/15/2039	3,200	4,314
5.375% due 02/15/2031	2,700	3,909
5.500% due 08/15/2028	2,400	3,438
6.250% due 08/15/2023	5,700	8,275
6.250% due 05/15/2030	1,300	2,039
U.S. Treasury Strips
0.000% due 02/15/2030	500	315
0.000% due 05/15/2031	200	120
0.000% due 05/15/2032	100	58
0.000% due 11/15/2032	3,300	1,885
0.000% due 02/15/2033	1,700	962
0.000% due 05/15/2033	700	393
0.000% due 11/15/2033	3,000	1,651
0.000% due 05/15/2034	1,600	865
0.000% due 05/15/2037	900	438
0.000% due 05/15/2040	1,250	555
0.000% due 08/15/2040	6,650	2,923
0.000% due 11/15/2040	250	109
0.000% due 02/15/2042	6,000	2,480

Total U.S. Treasury Obligations (Cost $130,876)		135,656

MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Commercial Mortgage Trust
5.634% due 07/10/2046	800	925
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	208	210
2.638% due 04/25/2033	126	127
2.648% due 10/25/2035	400	409
2.850% due 04/25/2033	18	19
2.931% due 01/25/2034	21	21
2.959% due 02/25/2034	39	39
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035	484	442
Countrywide Alternative Loan Trust
0.427% due 05/25/2035	90	62
5.500% due 10/25/2033	1,631	1,658
Countrywide Home Loan Mortgage Pass-Through Trust
0.537% due 03/25/2035	176	112
0.557% due 06/25/2035	1,164	996
Credit Suisse First Boston Mortgage Securities Corp.
2.605% due 07/25/2033	38	38
2.832% due 11/25/2032	9	9
First Horizon Mortgage Pass-Through Trust
2.607% due 12/25/2033	37	37

First Republic Mortgage Loan Trust
0.571% due 11/15/2031	125	124
GMAC Mortgage Corp. Loan Trust
3.615% due 06/25/2034	52	51
GS Mortgage Securities Corp.
1.103% due 03/06/2020	116	116
Harborview Mortgage Loan Trust
0.349% due 04/19/2038	90	67
0.439% due 05/19/2035	72	53
3.111% due 07/19/2035	73	68
Impac CMB Trust
4.796% due 09/25/2034	331	325
JPMorgan Mortgage Trust
2.945% due 07/25/2035	364	375
MASTR Asset Securitization Trust
5.500% due 09/25/2033	110	116
Residential Accredit Loans, Inc. Trust
0.617% due 01/25/2033	9	9
0.617% due 03/25/2033	28	27
6.000% due 06/25/2036	132	98
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	15	16
Sequoia Mortgage Trust
0.569% due 07/20/2033	186	184
Structured Adjustable Rate Mortgage Loan Trust
0.437% due 05/25/2037	195	131
Structured Asset Mortgage Investments, Inc.
0.879% due 09/19/2032	156	149
1.059% due 10/19/2033	50	46
Wachovia Bank Commercial Mortgage Trust
0.311% due 09/15/2021	27	27
5.572% due 10/15/2048	300	347
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045	62	58
1.148% due 08/25/2046	420	324
1.548% due 08/25/2042	5	4
2.594% due 10/25/2046	112	99
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.257% due 02/25/2033	2	2
2.600% due 02/25/2033	3	3
2.600% due 05/25/2033	6	6

Total Mortgage-Backed Securities (Cost $8,095)		7,930

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust
1.217% due 11/25/2042	77	69
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	71
Renaissance Home Equity Loan Trust
0.657% due 08/25/2033	8	7
0.717% due 12/25/2033	37	33
SLM Student Loan Trust
0.561% due 04/25/2017	9	10
1.951% due 04/25/2023	953	993
Specialty Underwriting & Residential Finance
0.897% due 01/25/2034	12	9
Structured Asset Securities Corp.
0.797% due 01/25/2033	14	12

Total Asset-Backed Securities (Cost $1,181)		1,204

SHORT-TERM INSTRUMENTS 22.8%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,043	1,043

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,069. Repurchase proceeds are $1,043.)
U.S. TREASURY BILLS 0.0%
0.137% due 02/14/2013 - 02/28/2013 (a)(d)	72	72

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 22.2%
PIMCO Short-Term Floating NAV Portfolio	3,983,677	39,928

Total Short-Term Instruments (Cost $41,043)		41,043

PURCHASED OPTIONS (e) 0.5%
(Cost $1,055)	989

Total Investments 124.1% (Cost $212,961)	$223,679
Written Options (f) (0.0%) (Premiums $330)	(82)
Other Assets and Liabilities (Net) (24.1%)	(43,376)

Net Assets 100.0%	$180,221

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $30,949 at a weighted average interest rate of 0.200%.

(d)	Securities with an aggregate market value of $72 and cash of $13 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Long	12/2012	41	$(12)
Volatility S&P 500 Index February Futures	Short	02/2013	4	0
Volatility S&P 500 Index January Futures	Short	01/2013	10	14

				$2

(e)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$2,000	$5	$0

Straddle Options

Description	Counterparty	Exercise Level (1)	Expiration Date	Notional Amount	Cost (1)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	$2,200	$187	$167
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012	11,200	863	822

					$1,050	$989

(1)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(f)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$2,000	$11	$0
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	700	1	(3)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	700	1	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,000	47	(3)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	3,000	7	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	10,900	186	(15)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	1,400	13	0
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013	9,900	16	(24)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	4,600	6	(19)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	4,600	7	0
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012	600	1	(2)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	10/11/2012	600	1	0
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	700	1	(2)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012	700	3	0
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	400	0	(1)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012	400	2	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012	1,000	2	(3)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012	1,000	3	0

							$308	$(79)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$2,400	$22	$(3)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$441	$0	$441
Industrials	0	802	0	802
Municipal Bonds & Notes
Iowa	0	357	0	357
New York	0	454	0	454
Ohio	0	258	0	258
Puerto Rico	0	41	0	41
Washington	0	217	0	217
U.S. Government Agencies	0	34,105	182	34,287
U.S. Treasury Obligations	0	135,656	0	135,656
Mortgage-Backed Securities	0	7,930	0	7,930
Asset-Backed Securities	0	1,204	0	1,204
Short-Term Instruments
Repurchase Agreements	0	1,043	0	1,043
U.S. Treasury Bills	0	72	0	72
PIMCO Short-Term Floating NAV Portfolio	39,928	0	0	39,928
Purchased Options
Interest Rate Contracts	0	0	989	989
	$39,928	$182,580	$1,171	$223,679
Short Sales, at value	$0	$0	$0	$0

Financial Derivative Instruments (2) - Assets
Equity Contracts	$14	$0	$0	$14

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(12)	$(79)	$(3)	$(94)

Totals	$39,930	$182,501	$1,168	$223,599

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$808	$0	$(32)	$0	$0	$26	$0	$(802)	$0	$0
U.S. Government Agencies	221	0	(37)	0	0	(2)	0	0	182	(2)
Purchased Options
Interest Rate Contracts	0	1,051	0	0	0	(62)	0	0	989	(62)

	$1,029	$1,051	$(69)	$0	$0	$(38)	$0	$(802)	$1,171	$(64)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$7	$0	$0	$(3)	$7

Totals	$1,019	$1,051	$(69)	$0	$0	$(31)	$0	$(802)	$1,168	$(57)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$182	Benchmark Pricing	Base Price	97.98
Purchased Options
Interest Rate Contracts	989	Indicative Market Quotations	Broker Quote	7.34 - 7.60

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(3)	Indicative Market Quotations	Broker Quote	0.15

Total	$1,168

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
Charter Communications, Inc.
3.470% due 09/06/2016		$459	$461
Community Health Systems, Inc.
2.466% - 2.673% due 07/25/2014		200	200
Flextronics International Ltd.
2.466% due 10/01/2014		2,194	2,190
HCA, Inc.
2.466% due 11/17/2013		5,200	5,211
Health Management Associates, Inc.
2.940% due 11/18/2016		5,000	4,992

Total Bank Loan Obligations (Cost $13,011)			13,054

CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 12.1%
Ally Financial, Inc.
2.618% due 12/01/2014		1,000	988
3.638% due 02/11/2014		1,000	1,011
3.779% due 06/20/2014		1,200	1,233
4.500% due 02/11/2014		1,200	1,230
ANZ National International Ltd.
6.200% due 07/19/2013		1,000	1,040
Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		4,200	4,207
Banco Bradesco S.A.
2.537% due 05/16/2014		7,100	7,153
Banco do Brasil S.A.
4.500% due 01/22/2015		600	633
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,600	1,704
Banco Santander Brasil S.A.
4.625% due 02/13/2017		300	311
Banco Santander Chile
2.875% due 11/13/2012		4,500	4,509
3.750% due 09/22/2015		2,900	3,010
Bank of America Corp.
6.000% due 09/01/2017		1,250	1,448
7.375% due 05/15/2014		1,500	1,643
Bank of Montreal
1.950% due 01/30/2018		6,300	6,611
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		1,400	1,483
Bank One Corp.
5.250% due 01/30/2013		848	862
Banque PSA Finance S.A.
2.361% due 04/04/2014		2,500	2,452
Bear Stearns Cos. LLC
6.250% due 12/07/2012	AUD	1,300	1,353
BNP Paribas S.A.
0.860% due 04/08/2013		$5,200	5,191
BPCE S.A.
2.375% due 10/04/2013		400	402
Caledonia Generating LLC
1.950% due 02/28/2022		2,066	2,101
CIT Group, Inc.
4.750% due 02/15/2015		700	732
Citigroup, Inc.
1.285% due 02/15/2013		2,500	2,505
1.906% due 01/13/2014		2,600	2,622
5.500% due 04/11/2013		7,100	7,275
Credit Agricole S.A.
1.903% due 01/21/2014		5,200	5,218
Dexia Credit Local S.A.
0.814% due 03/05/2013		9,100	9,036
0.927% due 04/29/2014		4,200	4,082
2.750% due 04/29/2014		3,000	3,046
Eksportfinans ASA
2.000% due 09/15/2015		400	374
2.375% due 05/25/2016		2,500	2,315
5.500% due 06/26/2017		1,200	1,226
Export-Import Bank of Korea
2.176% due 03/21/2015		8,400	8,384
FCE Bank PLC
7.125% due 01/15/2013	EUR	4,800	6,272
First Horizon National Corp.
5.375% due 12/15/2015		$900	985

Ford Motor Credit Co. LLC
2.750% due 05/15/2015		3,600	3,674
7.000% due 10/01/2013		1,350	1,430
7.000% due 04/15/2015		900	1,010
8.000% due 06/01/2014		100	111
8.700% due 10/01/2014		400	455
Golden West Financial Corp.
4.750% due 10/01/2012		600	600
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	7,100	8,480
3.300% due 05/03/2015		$400	417
5.250% due 07/27/2021		6,100	6,738
HSBC USA, Inc.
2.375% due 02/13/2015		800	824
Industrial Bank of Korea
2.375% due 07/17/2017		3,400	3,465
3.750% due 09/29/2016		2,200	2,366
ING Bank NV
1.439% due 03/15/2013		6,000	6,020
1.808% due 06/09/2014		1,500	1,506
3.900% due 03/19/2014		1,100	1,153
International Lease Finance Corp.
5.650% due 06/01/2014		5,000	5,263
6.500% due 09/01/2014		11,200	12,096
6.625% due 11/15/2013		1,805	1,895
Intesa Sanpaolo SpA
2.831% due 02/24/2014		2,300	2,266
JPMorgan Chase & Co.
3.150% due 07/05/2016		3,000	3,176
Korea Development Bank
3.250% due 03/09/2016		5,300	5,589
8.000% due 01/23/2014		1,700	1,853
Merrill Lynch & Co., Inc.
1.149% due 09/15/2026		900	666
5.571% due 10/04/2012		7,800	7,802
6.500% due 07/15/2018		100	118
National Australia Bank Ltd.
1.178% due 04/11/2014		9,000	9,060
National Bank of Canada
1.500% due 06/26/2015		3,300	3,350
PNC Preferred Funding Trust
2.039% due 03/15/2017 (d)		1,100	913
Prudential Covered Trust
2.997% due 09/30/2015		3,300	3,431
Qatari Diar Finance QSC
3.500% due 07/21/2015		4,300	4,547
5.000% due 07/21/2020		5,000	5,738
Rabobank Group
4.200% due 05/13/2014		2,000	2,105
Royal Bank of Scotland Group PLC
1.235% due 10/14/2016		200	170
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022		600	665
SLM Corp.
0.582% due 06/17/2013	EUR	1,100	1,392
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/2015		$12,300	12,434
Tayarra Ltd.
3.628% due 02/15/2022		1,896	2,090
UBS AG
1.447% due 01/28/2014		1,000	1,004
Wachovia Corp.
0.825% due 10/15/2016		3,400	3,293
Waha Aerospace BV
3.925% due 07/28/2020		4,480	4,827
Westpac Banking Corp.
2.250% due 11/19/2012		6,900	6,917

			245,556

INDUSTRIALS 5.3%
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		6,400	6,447
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		5,015	5,218
Caterpillar, Inc.
0.605% due 05/21/2013		6,000	6,011
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		6,100	6,318
COX Communications, Inc.
4.625% due 06/01/2013		1,675	1,722
7.125% due 10/01/2012		8,000	8,000
Daimler Finance North America LLC
1.599% due 09/13/2013		1,600	1,612

Deutsche Telekom International Finance BV
5.250% due 07/22/2013		8,869	9,197
Dow Chemical Co.
6.000% due 10/01/2012		2,272	2,272
EOG Resources, Inc.
1.192% due 02/03/2014		6,600	6,658
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		1,700	1,785
General Mills, Inc.
5.250% due 08/15/2013		3,500	3,646
Hewlett-Packard Co.
0.711% due 05/24/2013		3,800	3,801
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,104
Kraft Foods, Inc.
2.625% due 05/08/2013		8,100	8,196
MGM Resorts International
9.000% due 03/15/2020		2,100	2,355
11.125% due 11/15/2017		700	776
Noble Group Ltd.
6.750% due 01/29/2020		4,600	4,899
Pearson Dollar Finance PLC
5.500% due 05/06/2013		7,000	7,191
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	173
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		$6,000	6,238
Time Warner Cable, Inc.
6.200% due 07/01/2013		3,000	3,127
Volkswagen International Finance NV
0.911% due 10/01/2012		5,500	5,500
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	507

			106,753

UTILITIES 2.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		4,800	5,048
BellSouth Corp.
4.020% due 04/26/2021		5,600	5,707
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		700	838
Dominion Resources, Inc.
5.000% due 03/15/2013		3,000	3,061
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		2,500	2,634
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		200	207
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		5,850	6,545
10.500% due 03/25/2014		2,000	2,240
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		4,000	4,128
Qtel International Finance Ltd.
3.375% due 10/14/2016		2,300	2,413
Qwest Corp.
3.639% due 06/15/2013		8,800	8,849
TNK-BP Finance S.A.
7.500% due 07/18/2016		400	464

			42,134

Total Corporate Bonds & Notes (Cost $387,391)			394,443

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2030		2,600	3,063

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013		3,300	3,304

NEW YORK 0.2%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		3,700	4,195

Total Municipal Bonds & Notes (Cost $10,433)			10,562

U.S. GOVERNMENT AGENCIES 56.7%
Fannie Mae
0.000% due 07/01/2036 (a)	23,343	22,944
0.277% due 12/25/2036 - 07/25/2037	1,045	1,012
0.527% due 04/25/2037	733	736
0.567% due 07/25/2037 - 03/25/2044	3,748	3,760
0.617% due 05/25/2031 - 11/25/2032	272	271
0.719% due 12/25/2022	107	108
0.875% due 08/28/2017	900	906
0.957% due 03/25/2040	5,815	5,894
1.019% due 04/25/2023	120	122
1.069% due 02/25/2023	6	6
1.119% due 05/25/2022	15	15
1.125% due 04/27/2017	3,600	3,671
1.150% due 06/17/2027	53	54
1.250% due 01/30/2017	5,400	5,549
1.348% due 07/01/2042 - 06/01/2043	518	526
1.398% due 09/01/2041	332	342
1.548% due 09/01/2040	3	3
2.053% due 11/01/2035	89	94
2.500% due 10/01/2027 - 11/01/2027	12,000	12,595
2.528% due 09/01/2035	506	542
2.573% due 07/01/2035	132	142
3.000% due 10/01/2027 - 11/01/2042	71,857	75,918
3.500% due 11/01/2042	23,000	24,606
4.000% due 03/01/2023 - 11/01/2042	380,090	409,390
4.500% due 04/01/2013 - 11/01/2042	154,372	167,159
4.502% due 12/01/2036	36	38
4.627% due 09/01/2034	26	28
5.000% due 02/13/2017 - 11/01/2042	116,962	127,761
5.375% due 06/12/2017	1,400	1,699
5.500% due 07/01/2028 - 11/01/2042	38,409	42,180
6.000% due 03/01/2017 - 01/01/2039	32,926	36,594
6.215% due 12/25/2042	12	14
6.500% due 04/01/2036 - 11/01/2036	357	407
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	3,821	4,027
Federal Housing Administration
7.430% due 10/01/2020	5	5
Freddie Mac
0.257% due 12/25/2036	1,479	1,470
0.371% due 07/15/2019 - 08/15/2019	2,047	2,051
0.477% due 08/25/2031	203	198
0.521% due 05/15/2036	575	577
0.571% due 12/15/2030	23	23
0.621% due 06/15/2018	46	46
1.000% due 03/08/2017 - 09/29/2017	22,100	22,395
1.250% due 08/01/2019	100	100
1.348% due 02/25/2045	412	402
2.825% due 07/01/2035	258	277
2.856% due 09/01/2035	555	596
3.000% due 08/01/2019	69,900	71,393
4.500% due 05/01/2039 - 10/01/2042	82,295	88,624
5.000% due 05/01/2024 - 12/01/2041	2,535	2,786
5.500% due 08/23/2017 - 07/01/2038	2,163	2,389
6.000% due 09/01/2016 - 03/01/2038	937	1,033
6.500% due 07/25/2043	87	100
Ginnie Mae
2.000% due 02/20/2041	3,003	3,066
6.000% due 09/15/2017	1,476	1,585
Small Business Administration
5.600% due 09/01/2028	665	773

Total U.S. Government Agencies (Cost $1,139,677)		1,149,002

U.S. TREASURY OBLIGATIONS 9.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(h)(i)	83,663	88,715
0.125% due 07/15/2022	30,587	33,457
0.625% due 07/15/2021	5,896	6,752
U.S. Treasury Notes
0.500% due 07/31/2017 (g)	52,500	52,262
0.875% due 07/31/2019	12,600	12,489

Total U.S. Treasury Obligations (Cost $191,355)		193,675

MORTGAGE-BACKED SECURITIES 6.1%
Adjustable Rate Mortgage Trust
3.113% due 09/25/2035	1,323	1,204
American Home Mortgage Investment Trust
2.533% due 10/25/2034	506	509
2.709% due 02/25/2045	236	230
Banc of America Commercial Mortgage Trust
5.634% due 04/10/2049	624	650
Banc of America Funding Corp.
0.280% due 07/25/2037	1,777	1,492
5.630% due 01/20/2047 ^	760	542

Banc of America Large Loan, Inc.
1.971% due 11/15/2015		741	742
Banc of America Mortgage Trust
2.998% due 07/25/2034		1,305	1,285
3.109% due 08/25/2034		4,350	4,253
3.120% due 05/25/2033		714	717
6.500% due 10/25/2031		13	14
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		3,138	3,079
2.638% due 04/25/2033		7	7
2.812% due 01/25/2035		325	322
2.911% due 02/25/2033		2	2
2.931% due 01/25/2034		35	36
2.974% due 08/25/2035 ^		549	430
3.078% due 03/25/2035		2,995	3,020
3.101% due 07/25/2034		518	463
5.580% due 04/25/2033		12	13
Bear Stearns Alt-A Trust
0.377% due 02/25/2034		695	656
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		400	440
5.471% due 01/12/2045		1,200	1,402
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		732	426
2.840% due 01/26/2036		1,364	861
CC Mortgage Funding Corp.
0.497% due 01/25/2035		109	89
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035		300	292
2.679% due 08/25/2035		1,339	737
Countrywide Alternative Loan Trust
0.397% due 05/25/2047		750	516
6.000% due 10/25/2033		20	21
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		691	522
2.657% due 11/25/2034		987	905
2.722% due 02/20/2035		1,695	1,553
2.801% due 11/20/2034		1,924	1,721
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		2	2
3.936% due 05/15/2038		5,286	5,346
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		196	198
5.855% due 03/15/2039		400	449
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035		1,500	1,477
Epic Opera PLC
0.998% due 07/28/2016	GBP	979	1,536
First Horizon Alternative Mortgage Securities
2.564% due 09/25/2034		$2,049	2,023
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		591	563
2.625% due 02/25/2035		3,070	3,027
GMAC Mortgage Corp. Loan Trust
3.257% due 11/19/2035		332	299
Granite Master Issuer PLC
0.319% due 12/20/2054		802	786
0.359% due 12/20/2054		5,161	5,055
0.838% due 12/20/2054	GBP	837	1,325
Granite Mortgages PLC
0.844% due 01/20/2044	EUR	148	187
1.011% due 09/20/2044	GBP	929	1,471
1.163% due 01/20/2044		128	204
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		$1,895	1,864
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		200	216
5.444% due 03/10/2039		1,900	2,181
GS Mortgage Securities Corp.
1.103% due 03/06/2020		5,769	5,768
GSR Mortgage Loan Trust
2.647% due 09/25/2035		1,397	1,410
2.968% due 09/25/2034		237	213
Harborview Mortgage Loan Trust
0.439% due 05/19/2035		163	120
3.077% due 07/19/2035		891	741
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	1,200	1,562
Impac CMB Trust
1.217% due 07/25/2033		$253	228
Indymac Index Mortgage Loan Trust
2.671% due 12/25/2034		451	394
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		2,718	2,784
5.420% due 01/15/2049		600	695
5.882% due 02/15/2051		1,300	1,540

JPMorgan Mortgage Trust
5.003% due 02/25/2035		237	242
5.750% due 01/25/2036		58	54
LB-UBS Commercial Mortgage Trust
5.713% due 09/15/2045		1,400	1,464
MASTR Asset Securitization Trust
5.500% due 09/25/2033		20	21
Mellon Residential Funding Corp.
0.701% due 06/15/2030		196	197
Merrill Lynch Floating Trust
0.766% due 07/09/2021		17,642	17,408
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		426	386
1.231% due 10/25/2035		235	229
2.322% due 01/25/2029		29	29
2.420% due 10/25/2035		947	941
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		505	429
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		2,700	3,084
Morgan Stanley Capital Trust
5.809% due 12/12/2049		300	359
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		700	828
Opera Finance PLC
0.989% due 04/25/2017	GBP	4,739	7,381
Opteum Mortgage Acceptance Corp.
0.497% due 12/25/2035		$1,139	924
Prime Mortgage Trust
0.617% due 02/25/2019		1	1
0.617% due 02/25/2034		19	17
Residential Funding Mortgage Securities, Inc. Trust
3.338% due 09/25/2035		1,377	1,094
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		47	49
Structured Adjustable Rate Mortgage Loan Trust
1.636% due 01/25/2035		366	257
2.778% due 02/25/2034		531	540
2.817% due 08/25/2035		402	360
2.819% due 08/25/2034		722	714
Structured Asset Mortgage Investments, Inc.
0.497% due 02/25/2036		225	148
0.879% due 09/19/2032		7	7
Structured Asset Securities Corp.
2.843% due 10/28/2035		365	330
UBS Commercial Mortgage Trust
1.139% due 07/15/2024		200	193
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		2,787	2,673
0.311% due 09/15/2021		3,317	3,212
5.421% due 04/15/2047		1,099	1,141
WaMu Mortgage Pass-Through Certificates
0.487% due 12/25/2045		195	180
0.557% due 01/25/2045		1,453	1,362
0.878% due 01/25/2047		471	388
1.344% due 05/25/2041		40	41
1.348% due 11/25/2042		81	76
1.548% due 06/25/2042		48	45
1.548% due 08/25/2042		204	191
2.344% due 02/27/2034		34	34
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 12/25/2034		616	623
2.615% due 01/25/2035		841	842
2.615% due 03/25/2035		613	618
2.617% due 03/25/2036		696	668

Total Mortgage-Backed Securities (Cost $120,534)			122,595

ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp.
0.277% due 10/25/2036		131	42
American Money Management Corp. CLO Ltd.
0.614% due 08/08/2017		2,729	2,672
Amortizing Residential Collateral Trust
0.797% due 07/25/2032		13	11
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		286	275
1.871% due 03/15/2032		171	145
Atrium CDO Corp.
0.878% due 06/27/2015		1,873	1,860
Avalon Capital Ltd.
0.701% due 02/24/2019		4,109	4,038
Babson CLO Ltd.
0.755% due 11/15/2016		1,163	1,154
0.759% due 06/15/2016		183	182

Bear Stearns Asset-Backed Securities Trust
1.217% due 10/25/2037		3,024	2,334
Cougar CLO PLC
1.029% due 07/15/2020	EUR	10,429	12,925
Countrywide Asset-Backed Certificates
0.477% due 05/25/2036		$1,283	1,242
0.697% due 12/25/2031		38	23
0.917% due 12/25/2033		2,179	1,853
1.017% due 03/25/2033		1,819	1,519
Credit Suisse First Boston Mortgage Securities Corp.
0.837% due 01/25/2032		9	8
Dryden Leveraged Loan CDO
0.684% due 05/22/2017		2,566	2,514
Educational Services of America, Inc.
1.367% due 09/25/2040		3,915	3,969
Equity One ABS, Inc.
0.777% due 11/25/2032		9	8
Franklin CLO Ltd.
0.649% due 06/15/2018		8,217	8,036
Galaxy CLO Ltd.
0.715% due 10/20/2017		890	881
GE-WMC Mortgage Securities LLC
0.257% due 08/25/2036		17	6
Gulf Stream Compass CLO Ltd.
0.712% due 01/24/2020		12,448	12,237
HSBC Home Equity Loan Trust
0.509% due 01/20/2034		1,339	1,311
Hyde Park CDO BV
1.187% due 06/14/2022	EUR	4,582	5,707
Leopard CLO BV
1.283% due 04/21/2020		939	1,170
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		$34	28
Merrill Lynch Mortgage Investors, Inc.
0.417% due 08/25/2036		1,400	1,331
Morgan Stanley Investment Management Croton Ltd.
0.715% due 01/15/2018		1,429	1,393
Oak Hill Credit Partners
0.685% due 05/17/2021		12,450	12,256
Panhandle-Plains Higher Education Authority, Inc.
1.490% due 10/01/2035		2,276	2,312
Renaissance Home Equity Loan Trust
0.717% due 12/25/2033		5,579	4,980
SLC Student Loan Trust
4.750% due 06/15/2033		2,322	2,229
SLM Student Loan Trust
0.531% due 10/25/2021		1,274	1,272
0.692% due 10/25/2023	EUR	5,500	6,533
1.271% due 06/15/2023		$4,685	4,717
1.321% due 12/15/2021		1,693	1,706
1.871% due 12/15/2017		1,623	1,627
3.500% due 08/17/2043		2,826	2,747
South Carolina Student Loan Corp.
1.168% due 03/02/2020		2,000	2,008
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		704	625
Wood Street CLO BV
1.222% due 11/22/2021	EUR	1,909	2,389

Total Asset-Backed Securities (Cost $114,265)			114,275

SOVEREIGN ISSUES 8.7%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	387	196
10.000% due 01/01/2017		5,367	2,742
Hydro-Quebec
2.000% due 06/30/2016		$12,800	13,420
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015	EUR	1,100	1,407
3.000% due 04/01/2014		300	391
3.500% due 06/01/2014		500	656
3.750% due 12/15/2013		17,600	23,090
3.750% due 08/01/2015		3,400	4,465
4.250% due 07/01/2014		3,600	4,779
4.250% due 08/01/2014		7,100	9,447
4.500% due 07/15/2015		10,200	13,646
4.750% due 05/01/2017		7,900	10,518
4.750% due 06/01/2017		3,800	5,047
5.250% due 08/01/2017		3,000	4,076
Italy Certificati Di Credito Del Tesoro
0.000% due 04/30/2013		1,500	1,908
0.000% due 01/31/2014		6,800	8,502
0.000% due 05/30/2014		13,900	17,172
Kommunalbanken A/S
1.375% due 06/08/2017		$7,000	7,142

Mexico Government International Bond
6.250% due 06/16/2016	MXN	48,000	3,912
Province of Ontario
0.950% due 05/26/2015		$17,600	17,821
3.150% due 06/02/2022	CAD	8,100	8,576
3.200% due 09/08/2016		800	862
4.000% due 06/02/2021		1,200	1,361
4.200% due 06/02/2020		100	115
4.300% due 03/08/2017		9,000	10,149
4.400% due 06/02/2019		400	463
Province of Quebec
4.250% due 12/01/2021		2,100	2,403
4.500% due 12/01/2017		600	686
4.500% due 12/01/2018		200	231
Republic of Korea
4.875% due 09/22/2014		$600	647
5.125% due 12/07/2016		500	581
5.750% due 04/16/2014		500	537

Total Sovereign Issues (Cost $171,603)			176,948

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		7,463	9,239

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	0

Total Convertible Preferred Securities (Cost $6,010)			9,239

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 10/29/2012 (d)		420	3,130
Farm Credit Bank
10.000% due 12/15/2020 (d)		1,900	2,225

Total Preferred Securities (Cost $6,419)			5,355

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 34.0%
CERTIFICATES OF DEPOSIT 2.2%
Banco Bradesco S.A.
2.292% due 01/24/2013		$1,200	1,204
Banco do Brasil S.A.
0.000% due 06/28/2013		7,300	7,274
Bank of Nova Scotia
0.865% due 10/18/2012		4,600	4,601
Dexia Credit Local
1.500% due 09/27/2013		2,900	2,894
1.700% due 09/06/2013		13,100	13,100
Intesa Sanpaolo SpA
2.375% due 12/21/2012		7,200	7,115
Itau Unibanco Holding S.A.
1.000% due 11/06/2012		3,300	3,295
1.622% due 11/05/2012		6,000	5,991

			45,474

COMMERCIAL PAPER 1.1%
Ford Motor Credit Co.
1.050% due 10/22/2012		6,000	5,997

Santander Commercial Paper S.A
2.200% due 04/02/2013		16,700	16,514

			22,511

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012		2,058	2,058

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $2,101. Repurchase proceeds are $2,058.)
ITALY TREASURY BILLS 0.3%
2.535% due 08/14/2013	EUR	5,000	6,327

JAPAN TREASURY BILLS 8.1%
0.099% due 10/15/2012 - 11/26/2012 (b)	JPY	12,820,000	164,260

MEXICO TREASURY BILLS 3.1%
4.473% due 10/04/2012 - 12/27/2012 (b)	MXN	821,800	63,652

SPAIN TREASURY BILLS 2.5%
1.135% due 06/21/2013 - 09/20/2013 (b)	EUR	41,000	51,480

U.S. TREASURY BILLS 0.1%
0.144% due 03/14/2013 - 06/27/2013 (b)(g)		$2,420	2,418

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 16.5%
PIMCO Short-Term Floating NAV Portfolio		23,456,768	235,107
PIMCO Short-Term Floating NAV Portfolio III		10,019,349	100,224

			335,331

Total Short-Term Instruments (Cost $689,231)			693,511

Total Investments 142.2% (Cost $2,849,929)			$2,882,659
Written Options (k) (0.0%) (Premiums $1,287)			(794)
Other Assets and Liabilities (Net) (42.2%)			(854,111)

Net Assets 100.0%			$2,027,754

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $52,850 at a weighted average interest rate of (0.054%).

(g)	Securities with an aggregate market value of $8,246 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $1,020 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	27	$8
90-Day Euribor March Futures	Long	03/2015	1	0
90-Day Eurodollar December Futures	Long	12/2014	939	460
90-Day Eurodollar June Futures	Long	06/2015	664	210
90-Day Eurodollar March Futures	Long	03/2015	344	133

				$811

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $988 and cash of $34 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$1,782	$(14)	$(66)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	50,500	(235)	19

				$(249)	$(47)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$8,300	$63	$63

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	1.326%	$1,000	$4	$28	$(24)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	1.802%		$1,800	$101	$70	$31
Australia Government Bond	BOA	1.000%	06/20/2017	0.499%		900	21	11	10
Australia Government Bond	CBK	1.000%	06/20/2017	0.499%		800	19	9	10
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	0.939%		1,100	3	(14)	17
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.139%		1,000	(6)	(22)	16
Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2017	1.176%		1,300	(10)	(13)	3
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.176%		1,000	(8)	(11)	3
Berkshire Hathaway Finance Corp.	UAG	1.000%	09/20/2017	1.176%		1,300	(10)	(14)	4
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		5,100	47	(39)	86
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		27,000	171	(52)	223
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		1,000	9	(10)	19
Brazil Government International Bond	HUS	1.000%	03/20/2016	0.791%		1,300	10	(6)	16
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.026%		2,700	(2)	(41)	39
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		400	3	(4)	7
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		2,700	(3)	(42)	39
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		500	4	(5)	9
China Government International Bond	FBF	1.000%	06/20/2017	0.778%		700	8	(9)	17
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	0.656%		2,600	29	1	28
Export-Import Bank of China	DUB	1.000%	12/20/2016	0.943%		2,300	6	(186)	192
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	0.722%		1,000	12	(64)	76
France Government Bond	BRC	0.250%	06/20/2017	1.037%		5,700	(206)	(478)	272
France Government Bond	CBK	0.250%	12/20/2015	0.597%		500	(6)	(13)	7
France Government Bond	CBK	0.250%	09/20/2016	0.835%		2,100	(48)	(121)	73
France Government Bond	DUB	0.250%	09/20/2016	0.835%		400	(9)	(25)	16
France Government Bond	HUS	0.250%	09/20/2016	0.835%		5,100	(117)	(195)	78
France Government Bond	HUS	0.250%	06/20/2017	1.037%		5,800	(210)	(484)	274
France Government Bond	JPM	0.250%	09/20/2016	0.835%		3,300	(76)	(209)	133
France Government Bond	MYC	0.250%	09/20/2016	0.835%		8,400	(192)	(294)	102
France Government Bond	UAG	0.250%	09/20/2016	0.835%		2,800	(64)	(176)	112
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.286%		700	3	0	3
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.412%		2,200	100	0	100
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.412%		1,600	79	0	79
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.412%		2,400	116	0	116
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.412%		1,900	108	0	108
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.059%		100	0	(6)	6
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.523%		1,000	7	(29)	36
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.111%		200	(1)	(1)	0
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		1,400	25	24	1
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		5,900	100	82	18
Japan Government International Bond	BRC	1.000%	06/20/2015	0.403%		2,400	40	37	3
Japan Government International Bond	BRC	1.000%	12/20/2015	0.459%		1,400	25	25	0
Japan Government International Bond	BRC	1.000%	03/20/2016	0.520%		4,400	75	59	16
Japan Government International Bond	DUB	1.000%	09/20/2015	0.434%		9,000	155	149	6
Japan Government International Bond	DUB	1.000%	06/20/2017	0.767%		5,900	65	1	64
Japan Government International Bond	GST	1.000%	03/20/2015	0.365%		3,700	60	36	24
Japan Government International Bond	GST	1.000%	06/20/2017	0.767%		7,400	82	2	80
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		1,200	20	10	10
Japan Government International Bond	MYC	1.000%	12/20/2015	0.459%		1,500	27	26	1
Japan Government International Bond	MYC	1.000%	06/20/2017	0.767%		1,700	19	(1)	20
Japan Government International Bond	UAG	1.000%	12/20/2015	0.459%		1,400	24	22	2
MetLife, Inc.	CBK	1.000%	12/20/2014	1.084%		8,200	(13)	(217)	204
MetLife, Inc.	FBF	1.000%	12/20/2014	1.084%		1,300	(2)	(20)	18
Mexico Government International Bond	BRC	1.000%	09/20/2015	0.601%		5,100	62	(39)	101
Mexico Government International Bond	BRC	1.000%	06/20/2017	0.927%		1,900	7	(28)	35
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		3,400	38	(19)	57
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		7,900	79	19	60
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		1,900	7	(28)	35
NRG Energy, Inc.	BOA	5.000%	06/20/2017	3.852%		1,900	96	(195)	291
Republic of Germany	BRC	0.250%	06/20/2017	0.465%		6,700	(67)	(192)	125
Republic of Germany	CBK	0.250%	09/20/2016	0.347%		13,300	(50)	(287)	237
Republic of Germany	MYC	0.250%	09/20/2016	0.347%		16,400	(62)	(473)	411
Republic of Korea	BRC	1.000%	06/20/2017	0.755%		1,700	19	(21)	40
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		3,300	38	(39)	77
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.281%		5,000	10	17	(7)
SLM Corp.	BOA	5.000%	03/20/2016	2.604%		9,000	726	16	710
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.235%	EUR	6,500	6	(124)	130
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.176%		$1,400	30	9	21
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.270%		1,200	31	16	15
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		900	23	17	6
United Kingdom Gilt	GST	1.000%	03/20/2015	0.176%		300	6	2	4
United Kingdom Gilt	GST	1.000%	03/20/2016	0.270%		2,300	59	38	21
United Kingdom Gilt	GST	1.000%	09/20/2016	0.337%		4,400	117	76	41
United Kingdom Gilt	GST	1.000%	06/20/2017	0.452%		3,300	86	58	28
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		1,600	33	8	25
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		200	5	3	2
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.337%		22,100	588	205	383
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		2,000	53	35	18

							$2,539	$(3,179)	$5,718

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$1,900	$142	$190	$(48)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	1,000	74	99	(25)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	12,200	1,071	1,439	(368)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	35	50	(15)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	536	678	(142)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	43	56	(13)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	8,300	729	966	(237)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,800	180	235	(55)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	800	79	104	(25)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	14	0	14
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	386	6	0	6
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	800	(47)	(46)	(1)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,800	(167)	(163)	(4)

					$2,698	$3,608	$(910)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	99,000	$89	$(29)	$118
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		54,000	48	(16)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		30,000	27	(6)	33
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,300	72	(7)	79
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		30,000	27	2	25

							$263	$(56)	$319

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		$3,000	$14	$0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		20,800	58	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		4,300	14	(17)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		4,300	14	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		6,000	56	(1)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		4,400	14	(18)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		4,400	14	(2)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		12,100	20	(29)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,100	34	(16)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		69,200	68	(281)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		9,200	29	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		60,000	120	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		119,900	673	(296)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		6,600	20	(27)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		6,600	20	(2)
Call - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	6,300	39	(25)
Put - OTC 5-Year Interest Rate Swap	BOA	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		6,300	39	(41)
Call - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		3,300	13	(13)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		3,300	28	(21)

								$1,287	$(794)

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$8,000	$8,797	$(8,771)
Fannie Mae	6.000%	10/01/2042	8,000	8,840	(8,838)
Freddie Mac	5.000%	10/01/2042	2,000	2,172	(2,167)

				$19,809	$(19,776)

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	1,313		$1,354	RBC	$0	$(7)	$(7)
10/2012	BRL	6,083		2,998	UAG	0	(3)	(3)
10/2012	EUR	14,531		18,361	BPS	0	(312)	(312)
10/2012		36,871		46,200	BRC	0	(1,181)	(1,181)
10/2012		1,227		1,550	CBK	0	(27)	(27)
10/2012		5,508		6,887	FBF	0	(192)	(192)
10/2012		14		18	HUS	0	0	0
10/2012		38,578		49,402	JPM	6	(179)	(173)
10/2012		4,433		5,718	RYL	21	0	21
10/2012		620		793	UAG	0	(4)	(4)
10/2012	GBP	7,256		11,475	GLM	0	(242)	(242)
10/2012		379		614	JPM	2	0	2
10/2012	JPY	1,830,000		23,109	BOA	0	(343)	(343)
10/2012	MXN	196,391		13,601	HUS	0	(1,632)	(1,632)
10/2012		281,237		20,744	JPM	0	(1,101)	(1,101)
10/2012		$2,000	BRL	4,088	HUS	16	0	16
10/2012		973		1,996	UAG	11	0	11
10/2012		91,410	EUR	70,543	CBK	0	(758)	(758)
10/2012		8,882		7,099	DUB	241	0	241
10/2012		31,157		24,141	JPM	0	(135)	(135)
10/2012		12,363	GBP	7,635	HUS	0	(33)	(33)
10/2012		4	SGD	6	RYL	0	0	0
11/2012	EUR	70,543		$91,436	CBK	758	0	758
11/2012		42		54	GLM	0	0	0
11/2012		31,212		40,304	JPM	183	0	183
11/2012	GBP	7,635		12,361	HUS	33	0	33
11/2012	JPY	480,000		6,117	BOA	0	(36)	(36)
11/2012		9,680,000		123,361	CBK	0	(712)	(712)
11/2012		830,000		10,570	UAG	0	(71)	(71)
11/2012	MXN	233,885		17,203	UAG	0	(913)	(913)
11/2012		$8,149	EUR	6,336	BRC	0	(4)	(4)
11/2012		201		156	RYL	0	0	0
11/2012		128	GBP	79	UAG	0	(1)	(1)
12/2012	BRL	1,996		$964	UAG	0	(13)	(13)
12/2012	CAD	12,698		13,110	CBK	217	0	217
12/2012		11,433		11,707	DUB	99	0	99
12/2012	JPY	654,384		8,350	BRC	0	(40)	(40)
12/2012	MXN	100,042		7,677	CBK	0	(30)	(30)
12/2012		62,813		4,639	HUS	0	(211)	(211)
12/2012		7,892		580	UAG	0	(29)	(29)
12/2012		$1,800	BRL	3,680	BRC	1	0	1
12/2012		1,900		3,899	HUS	9	0	9
12/2012		700		1,430	MSC	0	0	0
12/2012		2,800		5,730	UAG	5	0	5
12/2012		4,500	MXN	59,228	GLM	75	(2)	73
12/2012		2,800		36,365	MSC	14	(6)	8
12/2012		3,754		48,533	UAG	3	(9)	(6)
01/2013	EUR	900		$1,116	DUB	0	(42)	(42)
01/2013		5,690		6,992	UAG	0	(330)	(330)
02/2013	CNY	1,264		200	BRC	2	0	2
02/2013		1,259		200	FBF	2	0	2
02/2013		4,421		700	UAG	5	0	5
02/2013		$800	CNY	5,051	CBK	0	(6)	(6)
02/2013		300		1,893	GST	0	(2)	(2)
05/2013	EUR	12,500		$15,834	JPM	0	(269)	(269)
09/2013		17,900		22,490	BOA	0	(598)	(598)
12/2013		17,600		22,215	BOA	0	(511)	(511)
01/2014		6,800		8,584	BPS	0	(201)	(201)
04/2014		300		380	CBK	0	(8)	(8)
05/2014		6,700		8,472	BPS	0	(195)	(195)
06/2014		500		634	FBF	0	(13)	(13)

						$1,703	$(10,401)	$(8,698)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$13,054	$0	$13,054
Corporate Bonds & Notes
Banking & Finance	0	243,455	2,101	245,556
Industrials	0	106,753	0	106,753
Utilities	0	42,134	0	42,134
Municipal Bonds & Notes
California	0	3,063	0	3,063
New Jersey	0	3,304	0	3,304
New York	0	4,195	0	4,195
U.S. Government Agencies	0	1,148,997	5	1,149,002
U.S. Treasury Obligations	0	193,675	0	193,675
Mortgage-Backed Securities	0	122,595	0	122,595
Asset-Backed Securities	0	102,270	12,005	114,275
Sovereign Issues	0	176,948	0	176,948
Convertible Preferred Securities
Banking & Finance	9,239	0	0	9,239
Preferred Securities
Banking & Finance	0	2,225	3,130	5,355
Short-Term Instruments
Certificates of Deposit	0	45,474	0	45,474
Commercial Paper	16,514	5,997	0	22,511
Repurchase Agreements	0	2,058	0	2,058
Italy Treasury Bills	0	6,327	0	6,327
Japan Treasury Bills	0	164,260	0	164,260
Mexico Treasury Bills	0	63,652	0	63,652
Spain Treasury Bills	0	51,480	0	51,480
U.S. Treasury Bills	0	2,418	0	2,418
PIMCO Short-Term Floating NAV Portfolios	335,331	0	0	335,331
	$361,084	$2,504,334	$17,241	$2,882,659

Short Sales, at value	$0	$(19,776)	$0	$(19,776)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	5,767	0	5,767
Foreign Exchange Contracts	0	1,703	0	1,703
Interest Rate Contracts	811	382	0	1,193
	$811	$7,852	$0	$8,663
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,030)	0	(1,030)
Foreign Exchange Contracts	0	(10,401)	0	(10,401)
Interest Rate Contracts	0	(794)	0	(794)

	$0	$(12,225)	$0	$(12,225)

Totals	$361,895	$2,480,185	$17,241	$2,859,321

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,100	$(34)	$0	$0	$35	$0	$0	$2,101	$35
U.S. Government Agencies	6	0	(1)	0	0	0	0	0	5	0
Asset-Backed Securities	0	13,075	(1,130)	3	14	43	0	0	12,005	43
Convertible Preferred Securities
Industrials	2	0	0	0	0	(2)	0	0	0	0
Preferred Securities
Banking & Finance	3,155	0	0	0	0	(25)	0	0	3,130	(25)

Totals	$3,163	$15,175	$(1,165)	$3	$14	$51	$0	$0	$17,241	$53

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value (s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,101	Benchmark Pricing	Base Price	101.40
U.S. Government Agencies	5	Benchmark Pricing	Base Price	98.70
Asset-Backed Securities	8,036	Benchmark Pricing	Base Price	97.79
	3,969	Third Party Vendor	Broker Quote	101.38
Preferred Securities
Banking & Finance	3,130	Benchmark Pricing	Base Price	0.75

Total	$17,241

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 99.9%
GOVERNMENT AGENCY DEBT 32.7%
Ally Financial, Inc.
2.200% due 12/19/2012 (a)	$315	$316
Fannie Mae
0.152% due 02/14/2013	11,000	10,994
Federal Home Loan Bank
0.170% due 07/12/2013	6,800	6,798
0.190% due 09/04/2013	14,500	14,499
0.280% due 07/26/2013	2,600	2,600
Freddie Mac
0.142% due 01/09/2013	3,400	3,399

		38,606

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 33.3%
BNP Paribas Securities Corp.
0.300% due 10/01/2012	11,700	11,700
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $12,121. Repurchase proceeds are $11,700.)
Citigroup Global Markets, Inc.
0.280% due 10/01/2012	5,700	5,700
(Dated 09/28/2012. Collateralized by Fannie Mae 0.790% due 04/24/2015 valued at $5,816. Repurchase proceeds are $5,700.)
Goldman Sachs Group, Inc.
0.210% due 10/01/2012	5,700	5,700
(Dated 09/28/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $5,913. Repurchase proceeds are $5,700.)
JPMorgan Securities, Inc.
0.280% due 10/01/2012	11,700	11,700
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 04/10/2015 valued at $11,935. Repurchase proceeds are $11,700.)
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012	1,100	1,100
(Dated 09/28/2012. Collateralized by Freddie Mac 1.100% due 07/25/2017 valued at $1,126. Repurchase proceeds are $1,100.)
RBS Securities, Inc.
0.270% due 10/01/2012	3,400	3,400
(Dated 09/28/2012. Collateralized by Fannie Mae 2.625% due 11/20/2014 valued at $3,478. Repurchase proceeds are $3,400.)

		39,300

TREASURY DEBT 13.6%
U.S. Treasury Bills
0.089% due 11/29/2012	16,000	15,998

TREASURY REPURCHASE AGREEMENTS 20.3%
HSBC Bank USA N.A.
0.280% due 10/01/2012	11,700	11,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 4.000% due 02/15/2014 valued at $11,936. Repurchase proceeds are $11,700.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012	500	500
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $507. Repurchase proceeds are $500.)
TD Securities (USA) LLC
0.260% due 10/01/2012	11,700	11,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 2.750% due 08/15/2042 valued at $12,144. Repurchase proceeds are $11,700.)

		23,900

Total Short-Term Instruments (Cost $117,804)		117,804

Total Investments 99.9% (Cost $117,804)		$117,804
Other Assets and Liabilities (Net) 0.1%		78

Net Assets 100.0%		$117,882

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$38,606	$0	$38,606
Government Agency Repurchase Agreements	0	39,300	0	39,300
Treasury Debt	0	15,998	0	15,998
Treasury Repurchase Agreements	0	23,900	0	23,900

	$0	$117,804	$0	$117,804

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments PIMCO Real Return Portfolio September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$5,900	$5,966
NRG Energy, Inc.
4.000% due 07/01/2018		6,913	6,958
Vodafone Americas Finance
6.875% due 08/17/2015		1,329	1,376

Total Bank Loan Obligations (Cost $14,096)			14,300

CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 8.4%
Ally Financial, Inc.
3.638% due 02/11/2014		15,400	15,572
3.779% due 06/20/2014		1,400	1,439
6.750% due 12/01/2014		1,600	1,709
ANZ National International Ltd.
6.200% due 07/19/2013		3,200	3,329
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		5,100	5,431
Banco Santander Brasil S.A.
2.485% due 03/18/2014		7,100	6,986
Bank of Montreal
2.850% due 06/09/2015		7,900	8,401
BBVA Bancomer S.A.
6.500% due 03/10/2021		5,400	5,943
BPCE S.A.
2.375% due 10/04/2013		7,900	7,939
Citigroup, Inc.
1.285% due 02/15/2013		35,100	35,172
2.438% due 08/13/2013		1,000	1,014
5.300% due 10/17/2012		1,000	1,002
6.000% due 12/13/2013		6,599	7,001
6.400% due 03/27/2013	EUR	5,000	6,600
Commonwealth Bank of Australia
0.669% due 09/17/2014		$4,900	4,921
0.869% due 06/25/2014		7,100	7,157
0.878% due 07/12/2013		20,600	20,670
Danske Bank A/S
1.505% due 04/14/2014		13,700	13,561
Dexia Credit Local S.A.
0.814% due 03/05/2013		4,500	4,468
0.927% due 04/29/2014		21,000	20,408
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013	EUR	14,300	18,753
Ford Motor Credit Co.LLC
7.000% due 10/01/2013		$6,100	6,463
HCP, Inc.
6.700% due 01/30/2018		3,000	3,603
HSBC Finance Corp.
0.900% due 04/05/2013	EUR	2,100	2,699
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		$4,900	5,288
ICICI Bank Ltd.
2.181% due 02/24/2014		3,700	3,627
ING Bank Australia Ltd.
4.037% due 06/24/2014	AUD	800	835
International Lease Finance Corp.
5.625% due 09/20/2013		$1,160	1,201
6.375% due 03/25/2013		1,000	1,024
6.500% due 09/01/2014		1,400	1,512
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^		100	26
Macquarie Bank Ltd.
4.100% due 12/17/2013		9,000	9,401
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		728	815
Morgan Stanley
0.608% due 03/01/2013	EUR	2,600	3,338
0.935% due 10/15/2015		$1,700	1,621
2.937% due 05/14/2013		4,200	4,242
NIBC Bank NV
2.800% due 12/02/2014		21,600	22,548
Nordea Bank AB
1.355% due 01/14/2014		24,500	24,633
Prudential Financial, Inc. CPI Linked Bond
3.610% due 06/10/2013		2,000	2,013

SLM Corp. CPI Linked Bond
3.242% due 04/01/2014		480	480
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		1,700	1,632
UBS AG
2.250% due 08/12/2013		4,200	4,255
Westpac Banking Corp.
0.584% due 12/14/2012		34,000	34,005
3.585% due 08/14/2014		6,300	6,629

			339,366

INDUSTRIALS 1.2%
Cardinal Health, Inc.
6.000% due 06/15/2017		300	347
DISH DBS Corp.
7.000% due 10/01/2013		5,000	5,263
NXP BV
3.247% due 10/15/2013	EUR	3,507	4,506
Petrobras International Finance Co.
3.875% due 01/27/2016		$12,900	13,712
Rexam PLC
6.750% due 06/01/2013		1,200	1,224
Volkswagen International Finance NV
0.911% due 10/01/2012		22,500	22,500

			47,552

UTILITIES 0.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		2,400	2,524
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		2,100	2,244
7.343% due 04/11/2013		500	517
Petroleos Mexicanos
5.500% due 01/21/2021		1,800	2,120
6.500% due 06/02/2041		2,200	2,753

			10,158

Total Corporate Bonds & Notes (Cost $390,439)			397,076

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		600	512

RHODE ISLAND 0.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.000% due 06/01/2023		195	195

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,020	781

Total Municipal Bonds & Notes (Cost $1,709)			1,488

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
0.305% due 12/25/2036		118	112
0.367% due 08/25/2034		156	154
0.567% due 05/25/2042		131	132
0.657% due 05/25/2036		117	117
0.750% due 12/18/2013		30,300	30,512
0.897% due 02/25/2041		7,561	7,620
1.250% due 03/14/2014		10,100	10,251
1.348% due 07/01/2044 - 09/01/2044		91	93
2.600% due 05/02/2022		3,000	3,022
2.675% due 05/25/2035		969	1,036
2.695% due 11/01/2024		13	14
2.700% due 03/28/2022		11,900	12,057
5.287% due 10/01/2035		542	586
Freddie Mac
0.371% due 10/15/2020		1,541	1,543
0.451% due 02/15/2019		202	203
0.477% due 08/25/2031		84	83
0.571% due 12/15/2030		20	20
0.671% due 08/15/2033		7,656	7,703
0.691% due 09/15/2042		12,900	12,955
1.306% due 10/25/2044		5,133	5,178
1.348% due 02/25/2045		1,572	1,534
2.000% due 03/14/2019		21,400	21,541
2.367% due 01/01/2034		166	174
2.500% due 10/02/2019 (a)		19,600	20,301
5.308% due 12/01/2035		330	357

Ginnie Mae
0.519% due 03/20/2037		8,337	8,371
NCUA Guaranteed Notes
0.678% due 10/07/2020		4,400	4,420
0.788% due 12/08/2020		5,902	5,946
Small Business Administration
5.902% due 02/10/2018		436	484
6.020% due 08/01/2028		1,833	2,146

Total U.S. Government Agencies (Cost $157,300)			158,665

U.S. TREASURY OBLIGATIONS 92.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (g)(i)(j)(p)		185,127	196,307
0.125% due 04/15/2017		85,440	92,089
0.125% due 01/15/2022		287,073	313,448
0.125% due 07/15/2022		323,023	353,331
0.500% due 04/15/2015		20,933	22,008
0.625% due 07/15/2021		203,117	232,601
0.750% due 02/15/2042		2,333	2,543
1.125% due 01/15/2021		82,638	97,901
1.250% due 04/15/2014		47,542	49,459
1.250% due 07/15/2020 (h)(i)		166,251	198,917
1.375% due 01/15/2020		128,202	153,502
1.625% due 01/15/2015		107,573	115,356
1.750% due 01/15/2028		98,706	128,095
1.875% due 07/15/2013		67,022	69,038
1.875% due 07/15/2015		37,830	41,633
1.875% due 07/15/2019		64,383	79,141
2.000% due 01/15/2014		33,992	35,519
2.000% due 07/15/2014 (g)		159,806	170,543
2.000% due 01/15/2016		118,452	132,851
2.000% due 01/15/2026		156,272	205,657
2.125% due 01/15/2019		16,654	20,451
2.125% due 02/15/2040		39,669	58,096
2.125% due 02/15/2041		4,606	6,792
2.375% due 01/15/2025 (g)(i)(j)		213,463	290,243
2.375% due 01/15/2027		107,359	148,483
2.500% due 01/15/2029		64,701	92,729
2.625% due 07/15/2017		83,292	100,751
3.625% due 04/15/2028		66,190	105,212
3.875% due 04/15/2029 (i)(j)		147,144	244,926

Total U.S. Treasury Obligations (Cost $3,545,611)			3,757,622

MORTGAGE-BACKED SECURITIES 4.9%
American General Mortgage Loan Trust
5.150% due 03/25/2058		3,434	3,557
American Home Mortgage Investment Trust
2.155% due 09/25/2045		612	545
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	6,236	8,045
1.545% due 05/16/2047		166	214
1.789% due 11/19/2047		26,700	35,027
Banc of America Commercial Mortgage Trust
0.398% due 06/10/2049		$116	115
5.492% due 02/10/2051		420	494
5.893% due 06/10/2049		116	116
Banc of America Funding Corp.
2.634% due 02/20/2036		1,520	1,518
5.630% due 01/20/2047 ^		671	478
Banc of America Large Loan Trust
0.731% due 08/15/2029		194	192
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		8,979	8,991
Banc of America Mortgage Trust
3.000% due 02/25/2036		1,092	870
3.111% due 06/25/2035		303	278
4.945% due 11/25/2034		156	155
6.500% due 09/25/2033		43	45
Banc of America Re-REMIC Trust
5.665% due 02/17/2051		1,000	1,124
5.707% due 06/24/2050		1,600	1,815
BCAP LLC Trust
5.491% due 03/26/2037		2,400	1,938
Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/2035		563	573
2.250% due 08/25/2035		470	462
2.470% due 10/25/2035		2,022	1,905
2.570% due 03/25/2035		809	819
2.735% due 01/25/2035		874	777
2.901% due 03/25/2035		834	730
3.078% due 03/25/2035		237	239

Bear Stearns Alt-A Trust
2.953% due 03/25/2036 ^		959	579
3.006% due 09/25/2035		3,146	2,557
Bear Stearns Structured Products, Inc.
2.840% due 01/26/2036		2,898	1,830
CC Mortgage Funding Corp.
0.497% due 01/25/2035		27	22
Chase Mortgage Finance Corp.
3.011% due 02/25/2037		159	159
Chaseflex Trust
6.000% due 02/25/2037 ^		845	690
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		68	68
2.230% due 09/25/2035		354	352
2.340% due 09/25/2035		369	358
2.570% due 10/25/2035		1,875	1,737
2.600% due 05/25/2035		90	87
3.109% due 09/25/2037 ^		1,789	1,348
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		200	238
Commercial Mortgage Pass-Through Certificates Trust
3.156% due 07/10/2046		2,305	2,449
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		10,715	7,682
0.397% due 05/25/2047		288	198
0.399% due 02/20/2047		898	503
0.407% due 09/25/2046		9,759	6,451
0.497% due 12/25/2035		49	41
1.148% due 12/25/2035		239	168
6.000% due 01/25/2037 ^		466	354
Countrywide Home Loan Mortgage Pass-Through Trust
0.557% due 06/25/2035		305	261
2.923% due 11/19/2033		63	63
5.143% due 05/20/2036		254	177
5.500% due 08/25/2035		847	858
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/2039		3,100	3,547
Deutsche ALT-A Securities, Inc.
0.317% due 10/25/2036		33	14
Deutsche Mortgage Securities, Inc.
1.484% due 06/28/2047		277	276
First Horizon Alternative Mortgage Securities
2.585% due 06/25/2034		511	508
First Horizon Mortgage Pass-Through Trust
2.614% due 08/25/2035		1,182	1,125
2.616% due 02/25/2035		2,100	2,099
Fosse Master Issuer PLC
1.855% due 10/18/2054		7,492	7,609
Granite Mortgages PLC
1.011% due 09/20/2044	GBP	435	690
Greenpoint Mortgage Funding Trust
0.297% due 01/25/2047 ^		$1	1
0.437% due 06/25/2045		480	372
0.487% due 11/25/2045		258	184
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,506	1,506
1.260% due 03/06/2020		1,500	1,500
4.592% due 08/10/2043		6,000	7,044
GSR Mortgage Loan Trust
2.647% due 09/25/2035		1,064	1,074
2.899% due 01/25/2035		628	624
Harborview Mortgage Loan Trust
0.439% due 05/19/2035		145	107
0.499% due 02/19/2036		287	192
0.559% due 06/20/2035		171	156
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	14,200	18,481
Indymac Index Mortgage Loan Trust
2.671% due 12/25/2034		$322	281
Indymac Mortgage Loan Trust
4.218% due 11/25/2035		1,783	1,542
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		510	522
5.794% due 02/12/2051		1,300	1,553
JPMorgan Mortgage Trust
2.567% due 07/27/2037		1,457	1,115
3.029% due 08/25/2035 ^		686	599
3.050% due 07/25/2035		563	573
3.097% due 07/25/2035		1,375	1,409
3.116% due 08/25/2035		745	742
5.003% due 02/25/2035		976	998
5.318% due 09/25/2035		327	316
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		225	261
MASTR Adjustable Rate Mortgages Trust
2.624% due 11/21/2034		700	718

Mellon Residential Funding Corp.
0.661% due 12/15/2030		347	347
0.921% due 11/15/2031		367	365
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		686	624
1.231% due 10/25/2035		411	401
1.986% due 10/25/2035		1,871	1,820
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		1,684	1,431
5.094% due 12/25/2035		655	647
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		200	228
Morgan Stanley Capital Trust
6.076% due 06/11/2049		600	709
Morgan Stanley Mortgage Loan Trust
2.541% due 06/25/2036		1,082	987
Opteum Mortgage Acceptance Corp.
0.477% due 07/25/2035		73	72
Permanent Master Issuer PLC
1.797% due 07/15/2042	EUR	1,400	1,821
Residential Accredit Loans, Inc. Trust
0.517% due 08/25/2035		$205	147
Royal Bank of Scotland Capital Funding Trust
6.204% due 12/16/2049		2,500	2,988
Securitized Asset Sales, Inc.
0.757% due 11/26/2023		5	5
Sequoia Mortgage Trust
0.419% due 07/20/2036		2,286	2,104
0.919% due 10/19/2026		115	115
Structured Adjustable Rate Mortgage Loan Trust
0.697% due 06/25/2035		109	108
1.636% due 01/25/2035		194	137
2.778% due 02/25/2034		358	364
2.817% due 08/25/2035		292	262
5.500% due 12/25/2034		1,088	1,042
Structured Asset Mortgage Investments, Inc.
0.407% due 06/25/2036		147	109
0.427% due 04/25/2036		609	392
0.469% due 07/19/2035		2,089	2,008
0.879% due 10/19/2034		150	143
Structured Asset Securities Corp.
2.843% due 10/28/2035		143	129
Swan Trust
4.822% due 04/25/2041	AUD	481	498
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	7,416
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		1,875	1,798
0.311% due 09/15/2021		2,659	2,575
5.088% due 08/15/2041		1,400	1,499
WaMu Mortgage Pass-Through Certificates
0.477% due 11/25/2045		293	265
0.507% due 10/25/2045		1,774	1,617
0.878% due 01/25/2047		1,152	948
0.918% due 05/25/2047		662	512
0.958% due 12/25/2046		153	132
1.148% due 02/25/2046		231	206
1.348% due 11/25/2042		34	32
2.594% due 07/25/2046		1,042	930
2.616% due 11/25/2046		159	137
4.500% due 12/25/2035		390	376
5.314% due 08/25/2035		392	382
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 09/25/2034		189	195

Total Mortgage-Backed Securities (Cost $199,423)			197,013

ASSET-BACKED SECURITIES 2.7%
Access Group, Inc.
1.751% due 10/27/2025		9,961	10,024
American Money Management Corp. CLO Ltd.
0.652% due 05/03/2018		315	311
Aquilae CLO PLC
1.007% due 01/17/2023	EUR	3,407	4,221
ARES CLO Ltd.
0.632% due 03/12/2018		$1,922	1,890
Asset-Backed Funding Certificates Trust
0.917% due 06/25/2034		1,297	1,030
Babson CLO Ltd.
0.755% due 11/15/2016		723	718
Bear Stearns Asset-Backed Securities Trust
0.877% due 10/25/2032		20	18
Citibank Omni Master Trust
2.971% due 08/15/2018		6,500	6,807

Citigroup Mortgage Loan Trust, Inc.
0.297% due 01/25/2037		247	110
College Loan Corp. Trust
0.701% due 01/25/2024		800	723
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		69	72
Countrywide Asset-Backed Certificates
0.397% due 07/25/2036		3,721	3,306
0.467% due 04/25/2036		268	253
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		110	46
Cumberland CLO Ltd.
0.687% due 11/10/2019		2,485	2,459
Duane Street CLO Ltd.
0.689% due 11/08/2017		901	893
Equity One ABS, Inc.
0.517% due 04/25/2034		93	70
First CLO Ltd.
0.704% due 12/14/2016		187	187
First Franklin Mortgage Loan Trust
0.557% due 11/25/2035		15,411	14,577
GSAMP Trust
0.287% due 12/25/2036		124	51
Harbourmaster CLO Ltd.
0.512% due 06/15/2020	EUR	537	672
Harvest CLO S.A.
0.936% due 03/29/2017		265	338
HSI Asset Securitization Corp. Trust
0.267% due 10/25/2036		$10	4
0.267% due 12/25/2036		17	17
Illinois Student Assistance Commission
0.931% due 04/25/2017		289	289
Katonah Ltd.
0.699% due 09/20/2016		1,268	1,260
Landmark CDO Ltd.
0.718% due 06/01/2017		3,399	3,329
Magi Funding PLC
1.314% due 04/11/2021	EUR	2,231	2,769
Magnolia Funding Ltd.
3.000% due 04/20/2017		395	510
Merrill Lynch Mortgage Investors, Inc.
0.297% due 09/25/2037		$28	7
0.337% due 02/25/2037		454	162
Morgan Stanley IXIS Real Estate Capital Trust
0.267% due 11/25/2036		15	6
Nautique Funding Ltd.
0.705% due 04/15/2020		962	921
Navigare Funding CLO Ltd.
0.694% due 05/20/2019		390	384
Nelnet Student Loan Trust
1.151% due 07/25/2018		823	826
North Carolina State Education Assistance Authority
0.901% due 10/26/2020		4,988	4,990
NYLIM Flatiron CLO Ltd.
0.659% due 08/08/2020		600	577
Park Place Securities, Inc.
0.477% due 09/25/2035		31	30
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,970	4,703
Renaissance Home Equity Loan Trust
0.977% due 12/25/2032		$65	45
Securitized Asset-Backed Receivables LLC
0.277% due 12/25/2036 ^		407	103
SLM Student Loan Trust
0.491% due 04/25/2019		8,800	8,520
0.561% due 04/25/2017		73	73
0.692% due 10/25/2023	EUR	3,900	4,633
0.901% due 01/25/2017		$1,201	1,203
1.871% due 12/15/2017		1,402	1,405
1.951% due 04/25/2023		15,922	16,593
2.350% due 04/15/2039		3,066	3,090
Soundview Home Loan Trust
0.277% due 11/25/2036		65	21
Structured Asset Securities Corp.
1.715% due 04/25/2035		802	767
Symphony CLO Ltd.
0.675% due 05/15/2019		3,100	3,026
Wind River CLO Ltd.
0.711% due 12/19/2016		477	467
Wood Street CLO BV
0.696% due 03/29/2021	EUR	604	753

Total Asset-Backed Securities (Cost $108,830)			110,259

SOVEREIGN ISSUES 7.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	16,900	24,771
4.000% due 08/20/2015		1,000	1,890
4.000% due 08/20/2020		23,400	47,502
Canada Government Bond
1.500% due 08/01/2015	CAD	44,400	45,610
1.500% due 12/01/2044 (c)		2,628	3,537
2.750% due 09/01/2016		9,600	10,327
4.250% due 12/01/2021 (c)		26,618	38,630
Instituto de Credito Oficial
1.978% due 03/25/2014	EUR	16,900	21,135
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2016 (c)		25,704	32,706
2.100% due 09/15/2017 (c)		7,559	9,358
2.350% due 09/15/2019 (c)		1,516	1,852
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	3,700	4,826
2.750% due 11/20/2025		17,000	23,311
South Africa Government International Bond
2.750% due 01/31/2022 (c)	ZAR	55,787	7,602
United Kingdom Gilt
1.250% due 11/22/2017 (c)	GBP	7,998	14,841
1.875% due 11/22/2022 (c)		5,297	10,898
United Kingdom Gilt Inflation Linked
2.500% due 07/26/2016		2,900	16,082

Total Sovereign Issues (Cost $301,200)			314,878

SHORT-TERM INSTRUMENTS 42.1%
CERTIFICATES OF DEPOSIT 1.5%
Dexia Credit Local
1.400% due 09/20/2013		$40,200	40,082
1.700% due 09/06/2013		20,300	20,300

			60,382

COMMERCIAL PAPER 1.2%
Santander Commercial Paper S.A
2.200% due 04/02/2013		13,300	13,152
Standard Chartered Bank
0.950% due 10/01/2013		33,300	33,024

			46,176

REPURCHASE AGREEMENTS 11.9%
Barclays Capital, Inc.
0.200% due 10/05/2012		475,000	475,000
(Dated 09/26/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.750% - 3.625% due 01/15/2016 - 02/15/2042 valued at $484,255. Repurchase proceeds are $475,013.)
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		1,600	1,600
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $1,622. Repurchase proceeds are $1,600.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		3,383	3,383
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $3,455. Repurchase proceeds are $3,383.)

			479,983

ITALY TREASURY BILLS 0.9%
1.741% due 09/13/2013	EUR	27,650	34,933

JAPAN TREASURY BILLS 0.6%
0.098% due 10/22/2012	JPY	2,000,000	25,626

U.S. TREASURY BILLS 0.0%
0.141% due 02/14/2013 - 07/25/2013 (b)(e)(g)		$1,290	1,289

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 26.0%
PIMCO Short-Term Floating NAV Portfolio		105,014,826	1,052,564

Total Short-Term Instruments (Cost $1,700,954)			1,700,953

PURCHASED OPTIONS (l) 0.0%
(Cost $2,219)	1,511

Total Investments 164.4% (Cost $6,421,781)	$6,653,765
Written Options (m) (0.2%) (Premiums $5,670)	(6,328)
Other Assets and Liabilities (Net) (64.2%)	(2,599,511)

Net Assets 100.0%	$4,047,926

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $360 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of September 30, 2012.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $578,417 at a weighted average interest rate of 0.232%.

(g)	Securities with an aggregate market value of $9,200 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $19,698 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BPG	0.240%	09/07/2012	03/07/2013	$19,468	$(19,471)

(i)	Securities with an aggregate market value of $1,363 and cash of $6 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2016	1,299	$348
90-Day Eurodollar September Futures	Long	09/2015	551	142
U.S. Treasury 10-Year Note December Futures	Long	12/2012	121	113

				$603

(j)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $8,132 and cash of $36 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	$76,500	$ 2,187	$(1,543)

(k)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.411%	$300	$(3)	$0	$(3)
DISH DBS Corp.	BOA	(3.650%	)	12/20/2013	0.723%	3,500	(130)	0	(130)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	0.723%	1,500	(56)	0	(56)
HCP, Inc.	GST	(2.910%	)	03/20/2018	1.316%	3,000	(253)	0	(253)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.311%	2,000	(31)	0	(31)
Marsh & McLennan Cos., Inc.	DUB	(0.600%	)	09/20/2015	0.311%	2,000	(17)	0	(17)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.117%	1,200	(12)	0	(12)

							$(502)	$0	$(502)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		$2,600	$24	$(31)	$55
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.375%		6,000	(160)	(199)	39
Brazil Government International Bond	HUS	1.000%	06/20/2015	0.662%		1,000	10	(14)	24
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		600	6	(7)	13
Brazil Government International Bond	RYL	1.000%	06/20/2015	0.662%		1,000	10	(19)	29
Japan Government International Bond	BOA	1.000%	12/20/2015	0.459%		4,300	76	98	(22)
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		1,600	28	33	(5)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.572%		10,300	166	(5)	171
Japan Government International Bond	JPM	1.000%	12/20/2015	0.459%		2,300	40	47	(7)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.459%		2,300	41	52	(11)
Nokia OYJ	GST	5.000%	09/20/2014	6.008%	EUR	3,700	(82)	(405)	323
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.306%		$4,600	120	104	16
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		2,300	61	29	32
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.197%		300	6	1	5
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.229%		2,500	63	58	5
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.229%		5,100	129	120	9

							$538	$(138)	$676

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL 348,900	$6,360	$1,366	$4,994
Pay	1-Year BRL-CDI	8.255%	01/02/2015	GLM	40,000	36	32	4
Pay	1-Year BRL-CDI	8.260%	01/02/2015	UAG	116,300	111	137	(26)
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC	26,900	122	132	(10)
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS	11,500	75	71	4
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$4,100	(8)	(2)	(6)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC	3,900	(8)	(3)	(5)
Receive	3-Month USD-CPURNSA Index	2.663%	07/15/2022	CBK	13,500	103	103	0
Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022	DUB	8,900	61	48	13

						$6,852	$1,884	$4,968

(l)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$20,500	$1,043	$454

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$3,100	$263	$236
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	4,500	377	342
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	6,300	536	479

					$1,176	$1,057

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		$16,800	$0	$(77)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,800	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012		16,400	0	(76)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012		16,400	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012		35,200	0	(484)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012		35,200	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012		40,400	0	(438)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		40,400	0	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		27,800	328	(1,096)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		27,800	523	(15)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		83,000	983	(3,273)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		83,000	1,615	(46)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		10,500	99	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		86,200	1,034	(204)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		46,300	106	(112)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		46,300	120	(62)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		84,300	199	(203)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		84,300	199	(113)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.150%	01/07/2013	EUR	14,300	76	(62)

								$5,282	$(6,263)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$33,400	$298	$(49)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	4,400	57	(7)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	4,400	33	(9)

						$388	$(65)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	111,308		$114,777	RBC	$0	$(601)	$(601)
10/2012	BRL	10,299		4,994	BRC	0	(85)	(85)
10/2012		4,825		2,336	MSC	0	(44)	(44)
10/2012		3,699		1,816	UAG	0	(8)	(8)
10/2012	EUR	37,309		46,737	BRC	0	(1,207)	(1,207)
10/2012		47,694		60,055	CBK	30	(1,265)	(1,235)
10/2012		41,023		51,557	JPM	0	(1,159)	(1,159)
10/2012		26,004		33,659	RYL	243	0	243
10/2012	GBP	26,146		42,189	BRC	181	(213)	(32)
10/2012		6,576		10,400	GLM	0	(219)	(219)
10/2012	JPY	980,000		12,472	CBK	0	(88)	(88)
10/2012		1,020,000		12,976	UAG	0	(97)	(97)
10/2012		$133	AUD	128	BPS	0	(1)	(1)
10/2012		1,930		1,880	BRC	19	0	19
10/2012		158		155	HUS	3	0	3
10/2012		2,863		2,820	JPM	60	0	60
10/2012		1,743		1,664	RBC	0	(18)	(18)
10/2012		6,537		6,307	UAG	1	0	1
10/2012		9,177	BRL	18,822	UAG	107	0	107
10/2012		5,467	EUR	4,274	BRC	26	0	26
10/2012		135,852		104,833	CBK	0	(1,136)	(1,136)
10/2012		5,230		4,052	HUS	0	(23)	(23)
10/2012		46,485		36,012	JPM	0	(208)	(208)
10/2012		3,736		2,860	RBC	0	(61)	(61)
10/2012		6,102	GBP	3,829	BRC	81	0	81
10/2012		3,287		2,083	DUB	76	0	76
10/2012		43,410		26,810	HUS	0	(118)	(118)
10/2012		0	SGD	0	RYL	0	0	0
10/2012	ZAR	11,871		$1,431	BRC	9	0	9
10/2012		47,484		5,726	HUS	39	0	39
11/2012	EUR	11,040		14,192	BPS	1	0	1
11/2012		102,673		133,083	CBK	1,103	0	1,103
11/2012		34,224		44,183	JPM	190	0	190
11/2012	GBP	26,810		43,405	HUS	117	0	117
11/2012		$5,212	EUR	4,051	RYL	0	(4)	(4)
11/2012		1,212		935	UAG	0	(10)	(10)
12/2012	BRL	18,822		$9,094	UAG	0	(121)	(121)
12/2012	CAD	42,854		44,244	CBK	731	0	731
12/2012		38,587		39,513	DUB	333	0	333
12/2012		15,547		15,929	RBC	143	0	143
12/2012		$1,290	BRL	2,642	HUS	3	0	3
12/2012		3,540		7,261	MSC	15	0	15
12/2012		4,630		9,486	UAG	14	0	14
12/2012		168	MXN	2,276	HUS	8	0	8
02/2013	CNY	45,394		$7,125	JPM	0	(17)	(17)
02/2013		$7,210	CNY	45,446	UAG	0	(59)	(59)
09/2013	EUR	27,318		$35,437	BRC	199	0	199

						$3,732	$(6,762)	$(3,030)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$14,300	$0	$14,300
Corporate Bonds & Notes
Banking & Finance	0	339,366	0	339,366
Industrials	0	47,552	0	47,552
Utilities	0	10,158	0	10,158
Municipal Bonds & Notes
California	0	512	0	512
Rhode Island	0	195	0	195
West Virginia	0	781	0	781
U.S. Government Agencies	0	135,344	23,321	158,665
U.S. Treasury Obligations	0	3,757,622	0	3,757,622
Mortgage-Backed Securities	0	193,951	3,062	197,013
Asset-Backed Securities	0	109,749	510	110,259
Sovereign Issues	0	314,878	0	314,878
Short-Term Instruments
Certificates of Deposit	0	60,382	0	60,382
Commercial Paper	13,152	33,024	0	46,176
Repurchase Agreements	0	479,983	0	479,983
Italy Treasury Bills	0	34,933	0	34,933
Japan Treasury Bills	0	25,626	0	25,626
U.S. Treasury Bills	0	1,289	0	1,289
PIMCO Short-Term Floating NAV Portfolio	1,052,564	0	0	1,052,564
Purchased Options
Interest Rate Contracts	0	454	1,057	1,511
	$1,065,716	$5,560,099	$27,950	$6,653,765

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	721	0	721
Foreign Exchange Contracts	0	3,732	0	3,732
Interest Rate Contracts	603	5,015	0	5,618
	$603	$9,468	$0	$10,071

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(547)	0	(547)
Foreign Exchange Contracts	0	(6,762)	0	(6,762)
Interest Rate Contracts	0	(7,853)	(65)	(7,918)
	$0	$(15,162)	$(65)	$(15,227)

Totals	$1,066,319	$5,554,405	$27,885	$6,648,609

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	$0	$(700)	$0	$0	$0	$0	$0	$0	$0
U.S. Government Agencies	11,562	12,957	(1,229)	0	0	31	0	0	23,321	33
Mortgage-Backed Securities	11,571	0	(9,900)	23	(36)	280	1,124	0	3,062	161
Asset-Backed Securities	3,139	0	(1,724)	10	(22)	28	0	(921)	510	1
Purchased Options
Interest Rate Contracts	0	1,177	0	0	0	(120)	0	0	1,057	(120)

	$26,972	$14,134	$(13,553)	$33	$(58)	$219	$1,124	$(921)	$27,950	$75
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(243)	$31	$0	$0	$129	$18	$0	$0	$(65)	$107

Totals	$26,729	$14,165	$(13,553)	$33	$71	$237	$1,124	$(921)	$27,885	$182

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$12,955	Benchmark Pricing	Base Price	100.43
	10,366	Third Party Vendor	Broker Quote	100.45 - 100.75
Mortgage-Backed Securities	1,124	Benchmark Pricing	Base Price	112.32
	1,938	Third Party Vendor	Broker Quote	80.75 - 98.70
Asset-Backed Securities	510	Benchmark Pricing	Base Price	100.40
Purchased Options
Interest Rate Contracts	1,057	Indicative Market Quotations	Broker Quote	7.60
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(65)	Indicative Market Quotations	Broker Quote	0.14 - 0.21

Total	$27,885

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

(p)	Securities with an aggregate market value of $1,008 have been pledged as collateral as of September 30, 2012 for repurchase agreements as governed by Master Repurchase Agreements.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
HCA, Inc.
2.466% due 11/17/2013	$400	$401
Las Vegas Sands LLC
1.720% due 05/23/2014	485	486

Total Bank Loan Obligations (Cost $881)		887

CORPORATE BONDS & NOTES 52.5%
BANKING & FINANCE 28.2%
Ally Financial, Inc.
7.500% due 12/31/2013	250	264
American Express Credit Corp.
1.504% due 06/12/2015	300	306
American Honda Finance Corp.
0.889% due 05/08/2014	600	602
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,022
Banco do Brasil S.A.
4.500% due 01/22/2015	200	211
Bank of Montreal
1.300% due 10/31/2014	700	713
Bank of Nova Scotia
1.250% due 11/07/2014	1,000	1,018
1.450% due 07/26/2014	1,650	1,666
Banque PSA Finance S.A.
2.361% due 04/04/2014	200	196
BRFkredit A/S
0.705% due 04/15/2013	200	200
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016	500	532
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015	600	635
Citigroup, Inc.
2.438% due 08/13/2013	100	101
6.000% due 12/13/2013	200	212
6.500% due 08/19/2013	200	210
DanFin Funding Ltd.
1.155% due 07/16/2013	300	301
Dexia Credit Local S.A.
0.814% due 03/05/2013	750	745
DNB Boligkreditt A/S
2.100% due 10/14/2016	500	519
Eksportfinans ASA
1.875% due 04/02/2013	300	299
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	200	214
FIH Erhvervsbank A/S
0.769% due 06/13/2013	200	199
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	200	203
7.000% due 10/01/2013	600	636
General Electric Capital Corp.
1.188% due 08/11/2015	500	501
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	365	381
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	200	200
HSBC Bank PLC
1.088% due 08/12/2013	300	301
1.625% due 07/07/2014	300	302
ICICI Bank Ltd.
6.625% due 10/03/2012	100	100
Intesa Sanpaolo SpA
2.831% due 02/24/2014	100	99
John Deere Capital Corp.
0.699% due 04/25/2014	700	702
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	250	254
5.571% due 10/04/2012	200	200
Morgan Stanley
2.937% due 05/14/2013	100	101
Nederlandse Waterschapsbank NV
0.714% due 05/23/2015	400	400
Network Rail Infrastructure Finance PLC
0.414% due 06/14/2013	400	400

NIBC Bank NV
0.798% due 12/02/2014	750	750
2.800% due 12/02/2014	1,000	1,044
Nordea Bank AB
1.355% due 01/14/2014	400	402
Prudential Covered Trust
2.997% due 09/30/2015	300	312
RCI Banque S.A.
2.328% due 04/11/2014	300	294
Santander U.S. Debt S.A.U.
2.485% due 01/18/2013	100	100
SLM Corp.
6.250% due 01/25/2016	400	436
SSIF Nevada LP
1.155% due 04/14/2014	300	301
Stadshypotek AB
0.912% due 09/30/2013	300	301
1.450% due 09/30/2013	1,350	1,363
Standard Chartered PLC
1.388% due 05/12/2014	250	250
3.200% due 05/12/2016	250	261
5.500% due 11/18/2014	100	108
Svensk Exportkredit AB
1.058% due 03/09/2015	500	503
Swedbank AB
0.905% due 01/14/2013	300	300
Swedbank Hypotek AB
0.812% due 03/28/2014	600	599
Toronto-Dominion Bank
0.628% due 07/26/2013	400	401
1.500% due 03/13/2017	300	309
Westpac Banking Corp.
0.688% due 09/10/2014	1,000	997

		23,976

INDUSTRIALS 21.8%
Altria Group, Inc.
4.125% due 09/11/2015	250	274
Amgen, Inc.
1.875% due 11/15/2014	250	257
2.125% due 05/15/2017	250	258
2.300% due 06/15/2016	250	261
Anglo American Capital PLC
9.375% due 04/08/2014	550	614
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	400	403
Barrick Gold Corp.
1.750% due 05/30/2014	350	355
BAT International Finance PLC
2.125% due 06/07/2017	450	461
Boston Scientific Corp.
4.500% due 01/15/2015	400	428
5.450% due 06/15/2014	300	321
Canadian Natural Resources Ltd.
5.150% due 02/01/2013	400	406
5.450% due 10/01/2012	250	250
Case New Holland, Inc.
7.750% due 09/01/2013	110	116
Comcast Cable Holdings LLC
7.875% due 08/01/2013	400	424
Corp. Nacional del Cobre de Chile
5.500% due 10/15/2013	125	131
Covidien International Finance S.A.
1.350% due 05/29/2015	250	253
1.875% due 06/15/2013	300	303
COX Communications, Inc.
7.125% due 10/01/2012	425	425
Crown Castle Towers LLC
3.214% due 08/15/2035	200	208
CSN Islands Corp.
9.750% due 12/16/2013	100	109
CSX Corp.
5.500% due 08/01/2013	700	729
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	400	426
Dow Chemical Co.
7.600% due 05/15/2014	750	829
Encana Corp.
4.750% due 10/15/2013	300	312
Enterprise Products Operating LLC
5.600% due 10/15/2014	200	219
5.900% due 04/15/2013	150	154
Georgia-Pacific LLC
8.250% due 05/01/2016	200	215

Harley-Davidson Funding Corp.
5.250% due 12/15/2012	500	504
Hewlett-Packard Co.
0.711% due 05/24/2013	100	100
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	650	664
ICI Wilmington, Inc.
5.625% due 12/01/2013	250	261
Johnson Controls, Inc.
0.852% due 02/04/2014	350	351
MGM Resorts International
6.750% due 04/01/2013	100	103
13.000% due 11/15/2013	350	396
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	100	101
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	200	202
Philip Morris International, Inc.
6.875% due 03/17/2014	500	546
Phillips 66
1.950% due 03/05/2015	300	307
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	100	108
Reynolds American, Inc.
7.250% due 06/01/2013	600	625
Rockies Express Pipeline LLC
6.250% due 07/15/2013	500	512
Rogers Communications, Inc.
6.250% due 06/15/2013	600	623
Sanofi
2.625% due 03/29/2016	400	424
Shell International Finance BV
4.000% due 03/21/2014	500	526
Steel Dynamics, Inc.
7.375% due 11/01/2012	350	352
Takeda Pharmaceutical Co. Ltd.
1.625% due 03/17/2017	250	253
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	350	349
Tesco PLC
5.500% due 11/15/2017	100	117
Teva Pharmaceutical Finance Co. BV
2.400% due 11/10/2016	500	526
Verizon Wireless Capital LLC
7.375% due 11/15/2013	200	215
Volkswagen International Finance NV
0.970% due 04/01/2014	500	502
Walgreen Co.
0.899% due 03/13/2014	400	401
Wesfarmers Ltd.
2.983% due 05/18/2016	250	262
Xerox Corp.
1.799% due 09/13/2013	100	101

		18,572

UTILITIES 2.5%
BP Capital Markets PLC
1.008% due 03/11/2014	200	201
5.250% due 11/07/2013	300	316
Florida Power Corp.
4.800% due 03/01/2013	380	387
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	450	466
Plains All American Pipeline LP
3.950% due 09/15/2015	440	478
Public Service Co. of Colorado
7.875% due 10/01/2012	300	300

		2,148

Total Corporate Bonds & Notes (Cost $44,380)		44,696

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Transocean, Inc.
1.500% due 12/15/2037	200	199

Total Convertible Bonds & Notes (Cost $196)		199

MUNICIPAL BONDS & NOTES 2.8%
ARKANSAS 0.2%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.327% due 11/25/2043	190	189

CALIFORNIA 1.1%
California State General Obligation Bonds, Series 2005
5.000% due 05/01/2016	300	334
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	100	100
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	250	253
University of California Revenue Bonds, Series 2011
0.811% due 07/01/2041	250	250

		937

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	100	100
New Jersey Economic Development Authority Revenue Notes, Series 2012
1.000% due 02/01/2015 (b)	100	100

		200

NEW YORK 0.7%
New York City, New York General Obligation Notes, Series 2007
5.125% due 10/01/2015	300	339
New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	200	202

		541

TEXAS 0.6%
Permanent University Fund, Texas Revenue Notes, Series 2012
0.579% due 07/01/2014	500	502

Total Municipal Bonds & Notes (Cost $2,360)		2,369

U.S. GOVERNMENT AGENCIES 19.2%
Fannie Mae
0.305% due 12/25/2036	20	19
0.337% due 03/25/2034	16	16
0.367% due 08/25/2034	5	5
0.417% due 10/27/2037	100	100
0.567% due 05/25/2042	11	11
0.750% due 01/30/2015	3,000	3,013
0.767% due 09/25/2041	528	532
0.797% due 06/25/2041	300	302
0.897% due 12/25/2037	137	138
0.946% due 01/01/2021	195	197
1.348% due 03/01/2044 - 07/01/2044	44	46
2.502% due 10/01/2031	2	3
2.700% due 05/09/2022	500	501
3.000% due 11/14/2018	500	514
Federal Home Loan Bank
0.375% due 01/29/2014	200	200
Freddie Mac
0.257% due 12/25/2036	50	50
0.451% due 02/15/2019	81	81
0.625% due 12/23/2013	3,600	3,618
0.671% due 09/15/2041	353	356
0.850% due 02/24/2016	250	251
0.921% due 02/15/2038	269	273
1.306% due 10/25/2044	141	143
1.348% due 02/25/2045	150	146
1.511% due 07/25/2044	55	56
2.250% due 07/03/2017	1,000	1,014
3.000% due 07/31/2019 - 08/08/2019	2,950	3,014
5.500% due 08/15/2030	1	1
Ginnie Mae
0.794% due 04/20/2062	398	401
0.944% due 02/20/2062	299	304
1.294% due 02/20/2062	198	205
1.625% due 02/20/2032	11	11
NCUA Guaranteed Notes
0.578% due 12/07/2020	215	216
0.598% due 11/06/2017	250	251
0.788% due 12/08/2020	214	215
1.600% due 10/29/2020	162	165

Total U.S. Government Agencies (Cost $16,328)		16,368

MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
2.996% due 11/25/2035		999	802
Arkle Master Issuer PLC
1.585% due 05/17/2060		100	100
Banc of America Commercial Mortgage Trust
5.917% due 05/10/2045		100	116
Banc of America Large Loan Trust
0.731% due 08/15/2029		4	4
Banc of America Mortgage Trust
3.626% due 07/20/2032		1	1
BCAP LLC Trust
2.647% due 11/26/2035		100	98
Bear Stearns Adjustable Rate Mortgage Trust
2.994% due 01/25/2034		6	6
Bear Stearns Alt-A Trust
3.006% due 09/25/2035		35	28
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		20	20
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		21	22
Commercial Mortgage Pass-Through Certificates Trust
0.321% due 12/15/2020		17	16
0.401% due 06/15/2022		234	223
2.365% due 02/10/2029		500	526
Countrywide Home Loan Mortgage Pass-Through Trust
0.557% due 06/25/2035		28	24
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		5	5
2.120% due 05/25/2032		1	1
2.460% due 06/25/2033		27	27
6.133% due 04/15/2037		13	13
European Loan Conduit
0.495% due 05/15/2019	EUR	25	29
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$241	1
First Republic Mortgage Loan Trust
0.521% due 08/15/2032		22	22
Fosse Master Issuer PLC
1.855% due 10/18/2054		190	193
Greenpoint Mortgage Funding Trust
0.437% due 06/25/2045		41	32
GSR Mortgage Loan Trust
2.647% due 09/25/2035		33	34
Harborview Mortgage Loan Trust
0.439% due 05/19/2035		54	40
JPMorgan Chase Commercial Mortgage Securities Corp.
5.289% due 05/15/2045		52	52
Mellon Residential Funding Corp.
0.661% due 12/15/2030		8	8
Merrill Lynch Floating Trust
0.766% due 07/09/2021		445	431
Merrill Lynch Mortgage Investors Trust
1.231% due 10/25/2035		20	19
RBSSP Resecuritization Trust
0.717% due 10/26/2036		244	224
2.657% due 12/26/2036		418	422
Structured Asset Mortgage Investments, Inc.
0.447% due 05/25/2045		65	47
0.469% due 07/19/2035		9	8
0.879% due 09/19/2032		6	6
UBS Commercial Mortgage Trust
0.796% due 07/15/2024		400	388
Wachovia Bank Commercial Mortgage Trust
5.934% due 06/15/2049		69	72
WaMu Mortgage Pass-Through Certificates
1.148% due 02/25/2046		29	26
1.148% due 08/25/2046		42	32
1.348% due 11/25/2042		16	15
1.548% due 06/25/2042		3	3

Total Mortgage-Backed Securities (Cost $4,143)			4,136

ASSET-BACKED SECURITIES 7.8%
ARES CLO Ltd.
1.057% due 11/25/2020		200	197
Avenue CLO Fund Ltd.
0.785% due 02/15/2017		97	96
Babson CLO Ltd.
0.755% due 11/15/2016		52	51

Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		5	5
0.877% due 10/25/2032		1	1
Carrington Mortgage Loan Trust
0.317% due 06/25/2037		25	24
Citibank Omni Master Trust
2.971% due 08/15/2018		1,200	1,257
4.900% due 11/15/2018		300	327
Countrywide Asset-Backed Certificates
0.697% due 12/25/2031		2	1
0.957% due 05/25/2032		1	1
Credit Suisse First Boston Mortgage Securities Corp.
0.957% due 08/25/2032		3	2
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	130	133
Franklin CLO Ltd.
0.649% due 06/15/2018		$90	88
Gracechurch Card Funding PLC
0.921% due 02/15/2017		500	502
Hyundai Auto Receivables Trust
0.550% due 06/16/2014		750	751
Irwin Home Equity Corp.
0.757% due 07/25/2032		1	1
Lafayette CLO Ltd.
1.635% due 09/06/2022		400	400
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	200	258
MASTR Asset-Backed Securities Trust
0.267% due 11/25/2036		$3	1
Nelnet Student Loan Trust
1.151% due 07/25/2018		129	129
New Century Home Equity Loan Trust
0.477% due 06/25/2035		21	20
Nissan Auto Lease Trust
0.381% due 07/15/2014		600	601
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		650	651
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018		276	276
Renaissance Home Equity Loan Trust
0.577% due 11/25/2034		7	6
0.657% due 08/25/2033		10	8
0.717% due 12/25/2033		37	33
SLM Student Loan Trust
0.589% due 12/17/2018		194	194
0.951% due 10/25/2017		313	314
1.951% due 04/25/2023		136	142
3.500% due 08/17/2043		149	145
Structured Asset Securities Corp.
0.797% due 01/25/2033		3	2

Total Asset-Backed Securities (Cost $6,631)			6,617

SOVEREIGN ISSUES 5.7%
Bank of England Euro Note
1.375% due 03/07/2014		400	407
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		300	323
Kommunalbanken A/S
0.528% due 03/10/2014		700	700
0.744% due 03/27/2017		400	400
2.750% due 05/05/2015		300	317
Mexico Government International Bond
6.250% due 06/16/2016	MXN	29,830	2,431
Qatar Government International Bond
5.150% due 04/09/2014		$250	266

Total Sovereign Issues (Cost $4,721)			4,844

SHORT-TERM INSTRUMENTS 6.3%
CERTIFICATES OF DEPOSIT 1.0%
Banco Bradesco S.A.
2.292% due 01/24/2013		250	251
Dexia Credit Local
1.700% due 09/06/2013		600	600

			851

COMMERCIAL PAPER 3.1%
BAT International Finance PLC
0.440% due 10/10/2012		300	300
British Telecommunications PLC
1.640% due 05/15/2013		600	596

Santander Commercial Paper S.A
3.100% due 10/01/2013		500	485
Standard Chartered Bank
0.950% due 09/26/2013		250	248
VF Corp.
0.490% due 12/03/2012		300	300
Vodafone Group PLC
0.980% due 09/09/2013		700	693

			2,622

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012		215	215

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $224. Repurchase proceeds are $215.)
SHORT-TERM NOTES 0.2%
Appalachian Power Co.
0.810% due 08/16/2013		200	200

JAPAN TREASURY BILLS 0.5%
0.099% due 11/05/2012	JPY	30,000	384

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.2%
PIMCO Short-Term Floating NAV Portfolio		100,195	1,004

Total Short-Term Instruments (Cost $5,271)			5,276

Total Investments 100.4% (Cost $84,911)			$85,392
Other Assets and Liabilities (Net) (0.4%)			(337)

Net Assets 100.0%			$85,055

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	When-issued security.

(c)	Affiliated to the Portfolio.

(d)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $516 at a weighted average interest rate of 0.242%.

(e)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	2.731%	$100	$(1)	$6	$(7)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2015	0.532%	$75	$1	$1	$0
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.504%	100	13	(3)	16
Citigroup, Inc.	FBF	1.000%	12/20/2012	0.408%	200	0	0	0
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.348%	200	2	1	1
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.217%	300	1	4	(3)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	0.603%	395	1	(7)	8
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.281%	200	1	1	0
Shell International Finance BV	CBK	1.000%	09/20/2015	0.409%	160	3	2	1
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.395%	300	1	4	(3)

						$23	$3	$20

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$80,400	$12	$0	$12
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK	62,200	9	0	9
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	GLM	31,000	4	0	4
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG	42,600	6	0	6
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.783%	07/10/2016	GLM	7,800	13	2	11
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC	80,400	(42)	(1)	(41)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK	62,200	(32)	(1)	(31)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM	63,000	(33)	9	(42)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG	84,400	(43)	0	(43)

						$(106)	$9	$(115)

(f)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	1,231		$1,289	RBC	$13	$0	$13
10/2012	INR	55		1	HUS	0	0	0
10/2012		$1	INR	55	HUS	0	0	0
10/2012		26	ZAR	213	BRC	0	0	0
11/2012	JPY	30,000		$383	BRC	0	(2)	(2)
12/2012	CAD	449		459	BPS	3	0	3
12/2012	EUR	1,200		1,534	HUS	0	(9)	(9)
12/2012	MXN	32,735		2,471	HUS	6	(62)	(56)
12/2012		$470	CAD	459	DUB	0	(4)	(4)
12/2012		8	MXN	113	FBF	0	0	0
12/2012		59		801	UAG	3	0	3
01/2013	DKK	611		$103	DUB	0	(2)	(2)
01/2013		$21	CLP	10,534	HUS	1	0	1
01/2013		99	DKK	600	HUS	4	0	4
02/2013	CNY	690		$110	BRC	1	0	1
02/2013		912		145	HUS	2	0	2
02/2013		$21	CNY	133	BRC	0	0	0
02/2013		232		1,469	DUB	0	(1)	(1)
03/2013	CAD	149		$152	BRC	1	0	1

						$34	$(80)	$(46)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$887	$0	$887
Corporate Bonds & Notes
Banking & Finance	0	23,976	0	23,976
Industrials	0	18,572	0	18,572
Utilities	0	2,148	0	2,148
Convertible Bonds & Notes
Industrials	0	199	0	199
Municipal Bonds & Notes
Arkansas	0	189	0	189
California	0	937	0	937
New Jersey	0	200	0	200
New York	0	541	0	541
Texas	0	502	0	502
U.S. Government Agencies	0	15,521	847	16,368
Mortgage-Backed Securities	0	4,136	0	4,136
Asset-Backed Securities	0	5,871	746	6,617
Sovereign Issues	0	4,844	0	4,844
Short-Term Instruments
Certificates of Deposit	0	851	0	851
Commercial Paper	485	2,137	0	2,622
Repurchase Agreements	0	215	0	215
Short-Term Notes	0	200	0	200
Japan Treasury Bills	0	384	0	384
PIMCO Short-Term Floating NAV Portfolio	1,004	0	0	1,004
	$1,489	$82,310	$1,593	$85,392

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	26	0	26
Foreign Exchange Contracts	0	34	0	34
Interest Rate Contracts	0	42	0	42
	$0	$102	$0	$102

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(13)	0	(13)
Foreign Exchange Contracts	0	(80)	0	(80)
Interest Rate Contracts	0	(157)	0	(157)

	$0	$(250)	$0	$(250)

Totals	$1,489	$82,162	$1,593	$85,244

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$51	$0	$(50)	$0	$(1)	$0	$0	$0	$0	$0
U.S. Government Agencies	766	0	(85)	0	0	2	164	0	847	2
Asset-Backed Securities	256	494	(7)	0	0	3	0	0	746	3

Totals	$1,073	$494	$(142)	$0	$(1)	$5	$164	$0	$1,593	$5

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$847	Third Party Vendor	Broker Quote	100.25 - 101.75
Asset-Backed Securities	746	Benchmark Pricing	Base Price	97.79 - 100.50

Total	$1,593

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Biomet, Inc.
3.216% - 3.369% due 03/25/2015		$1,995	$1,998
HCA, Inc.
3.612% due 03/31/2017		4,400	4,414
Petroleum Export Ltd.
3.379% due 12/20/2012		1,115	1,037
Springleaf Financial Funding Co.
5.500% due 05/10/2017		15,700	15,402

Total Bank Loan Obligations (Cost $22,886)			22,851

CORPORATE BONDS & NOTES 25.9%
BANKING & FINANCE 19.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		5,800	5,969
Ally Financial, Inc.
3.638% due 02/11/2014		6,100	6,168
3.779% due 06/20/2014		500	514
4.500% due 02/11/2014		500	513
4.625% due 06/26/2015		6,200	6,362
5.500% due 02/15/2017		12,200	12,767
6.750% due 12/01/2014		200	215
7.500% due 09/15/2020		900	1,036
8.300% due 02/12/2015		11,100	12,321
American Express Bank FSB
6.000% due 09/13/2017		3,600	4,373
American Express Centurion Bank
5.550% due 10/17/2012		9,840	9,860
6.000% due 09/13/2017		3,900	4,737
American Express Co.
7.000% due 03/19/2018		33,500	42,458
American Express Credit Corp.
5.875% due 05/02/2013		700	722
American General Institutional Capital
7.570% due 12/01/2045		10,000	11,250
8.125% due 03/15/2046		3,200	3,784
American International Group, Inc.
0.645% due 07/19/2013	EUR	100	128
4.900% due 06/02/2014	CAD	6,000	6,352
5.050% due 10/01/2015		$12,500	13,708
5.450% due 05/18/2017		1,100	1,257
5.600% due 10/18/2016		6,100	6,957
5.850% due 01/16/2018		29,400	34,189
6.250% due 03/15/2087		2,100	2,132
8.000% due 05/22/2068	EUR	12,900	18,611
8.175% due 05/15/2068		$3,000	3,686
8.250% due 08/15/2018		18,450	23,788
ANZ National International Ltd.
6.200% due 07/19/2013		12,600	13,107
Australia & New Zealand Banking Group Ltd.
1.289% due 05/08/2013		16,400	16,426
2.125% due 01/10/2014		1,400	1,416
Banco do Brasil S.A.
3.284% due 07/02/2014		7,600	7,645
5.875% due 01/19/2023		1,200	1,299
Banco Santander Brasil S.A.
2.485% due 03/18/2014		1,000	984
4.250% due 01/14/2016		1,800	1,845
4.500% due 04/06/2015		13,100	13,510
Bank of America Corp.
0.765% due 08/15/2016		2,800	2,586
1.867% due 01/30/2014		30,400	30,628
6.000% due 09/01/2017		7,000	8,107
6.500% due 08/01/2016		32,700	37,857
Bank of America N.A.
6.000% due 10/15/2036		2,100	2,476
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		2,100	2,357
Bank of Montreal
2.850% due 06/09/2015		7,200	7,656
Bank of Nova Scotia
1.650% due 10/29/2015		5,200	5,374
1.950% due 01/30/2017		500	525
Banque PSA Finance S.A.
2.361% due 04/04/2014		12,100	11,866

Barclays Bank PLC
10.179% due 06/12/2021		2,080	2,714
BBVA Bancomer S.A.
4.500% due 03/10/2016		3,200	3,392
6.500% due 03/10/2021		6,400	7,043
7.250% due 04/22/2020		6,400	6,960
BBVA U.S. Senior S.A.U.
2.562% due 05/16/2014		39,700	38,899
Bear Stearns Cos. LLC
6.400% due 10/02/2017		27,900	33,590
7.250% due 02/01/2018		14,500	18,119
BNP Paribas S.A.
0.860% due 04/08/2013		7,100	7,088
1.358% due 01/10/2014		21,100	21,114
5.000% due 01/15/2021		2,000	2,217
5.186% due 06/29/2015 (d)		15,600	14,508
BPCE S.A.
2.375% due 10/04/2013		2,100	2,110
CIT Group, Inc.
5.250% due 04/01/2014		2,200	2,305
Citigroup, Inc.
0.678% due 06/09/2016		13,100	12,118
1.285% due 02/15/2013		13,600	13,628
1.906% due 01/13/2014		27,700	27,936
2.438% due 08/13/2013		5,900	5,980
4.875% due 05/07/2015		6,100	6,491
5.300% due 10/17/2012		2,200	2,204
5.365% due 03/06/2036 (l)	CAD	4,700	4,280
5.500% due 04/11/2013		$21,700	22,234
5.500% due 10/15/2014		5,400	5,826
5.850% due 07/02/2013		1,400	1,451
6.125% due 08/25/2036		6,000	6,543
8.500% due 05/22/2019		1,772	2,347
Credit Agricole Home Loan SFH
1.203% due 07/21/2014		31,000	30,711
Credit Agricole S.A.
1.903% due 01/21/2014		26,400	26,493
8.375% due 10/13/2019 (d)		2,700	2,639
Credit Suisse
2.200% due 01/14/2014		4,800	4,882
Dexia Credit Local S.A.
0.814% due 03/05/2013		48,000	47,662
0.927% due 04/29/2014		21,700	21,089
2.750% due 04/29/2014		17,400	17,669
DNB Bank ASA
3.200% due 04/03/2017		6,500	6,797
Dragon LLC
1.972% due 03/12/2024		981	1,005
Export-Import Bank of India
2.512% due 03/30/2016		5,000	4,857
Export-Import Bank of Korea
4.000% due 01/29/2021		5,500	6,021
4.125% due 09/09/2015		12,000	12,984
5.125% due 06/29/2020		3,600	4,228
5.875% due 01/14/2015		29,900	32,993
8.125% due 01/21/2014		5,000	5,455
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,900	2,483
Fifth Third Bancorp
0.799% due 12/20/2016		$4,700	4,471
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		1,500	1,700
7.000% due 10/01/2013		22,315	23,644
7.000% due 04/15/2015		7,500	8,419
8.000% due 06/01/2014		300	331
8.000% due 12/15/2016		500	599
8.700% due 10/01/2014		3,600	4,096
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	24,100	30,490
5.875% due 01/14/2038		$8,100	9,698
6.375% due 11/15/2067		13,700	14,491
6.875% due 01/10/2039		53,600	71,946
7.125% due 06/15/2022 (d)		1,100	1,231
Golden West Financial Corp.
4.750% due 10/01/2012		5,000	5,000
Goldman Sachs Group, Inc.
0.772% due 01/30/2017	EUR	4,000	4,777
5.250% due 07/27/2021		$23,400	25,849
5.375% due 03/15/2020		5,500	6,148
5.950% due 01/18/2018		17,300	20,117
6.250% due 09/01/2017		5,900	6,925
6.750% due 10/01/2037		3,300	3,550
GSPA Monetization Trust
6.422% due 10/09/2029		16,360	15,804
HBOS PLC
1.112% due 09/06/2017		7,700	6,283

HSBC Bank PLC
2.000% due 01/19/2014		2,900	2,929
HSBC Finance Corp.
0.900% due 04/05/2013	EUR	4,300	5,526
6.676% due 01/15/2021		$20,800	24,166
HSBC Holdings PLC
6.500% due 09/15/2037		2,900	3,445
7.625% due 05/17/2032		1,700	2,122
ING Bank NV
1.808% due 06/09/2014		7,200	7,228
2.000% due 10/18/2013		2,700	2,727
2.650% due 01/14/2013		1,300	1,307
International Lease Finance Corp.
5.250% due 01/10/2013		2,680	2,717
5.750% due 05/15/2016		1,900	2,024
5.875% due 05/01/2013		1,000	1,028
6.375% due 03/25/2013		2,580	2,641
6.750% due 09/01/2016		4,500	5,079
Intesa Sanpaolo SpA
2.831% due 02/24/2014		11,600	11,431
IPIC GMTN Ltd.
5.000% due 11/15/2020		4,700	5,158
JPMorgan Chase & Co.
0.475% due 09/26/2013	EUR	900	1,158
1.139% due 05/02/2014		$75,100	75,665
4.400% due 07/22/2020		1,200	1,323
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	13,034
Korea Development Bank
8.000% due 01/23/2014		3,000	3,269
Korea Exchange Bank
3.125% due 06/26/2017		5,200	5,417
Korea Finance Corp.
3.250% due 09/20/2016		2,400	2,544
LBG Capital PLC
6.439% due 05/23/2020	EUR	2,000	2,347
7.588% due 05/12/2020	GBP	100	157
7.869% due 08/25/2020		200	316
7.875% due 11/01/2020		$2,800	2,828
8.000% due 06/15/2020 (d)		6,000	5,786
8.500% due 12/17/2021 (d)		1,100	1,023
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		32,700	36,733
Macquarie Group Ltd.
7.300% due 08/01/2014		22,075	23,786
Merrill Lynch & Co., Inc.
0.675% due 01/31/2014	EUR	1,300	1,651
6.150% due 04/25/2013		$8,200	8,444
6.875% due 04/25/2018		17,500	20,997
Morgan Stanley
0.935% due 10/15/2015		700	667
1.427% due 04/29/2013		7,700	7,710
2.937% due 05/14/2013		21,800	22,018
5.950% due 12/28/2017		10,600	11,923
6.000% due 04/28/2015		38,480	41,728
7.300% due 05/13/2019		1,200	1,418
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	3,500	6,089
National Australia Bank Ltd.
1.178% due 04/11/2014		$30,500	30,705
1.600% due 08/07/2015		19,700	19,912
5.350% due 06/12/2013		6,100	6,297
National Bank of Canada
2.200% due 10/19/2016		2,500	2,647
Nationwide Building Society
6.250% due 02/25/2020		9,300	10,686
Nordea Bank AB
2.125% due 01/14/2014		2,300	2,326
4.875% due 01/27/2020		15,300	17,325
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014		20,100	20,092
Pacific LifeCorp
6.000% due 02/10/2020		2,200	2,451
Principal Life Income Funding Trusts
5.300% due 04/24/2013		5,200	5,343
Qatari Diar Finance QSC
5.000% due 07/21/2020		5,800	6,656
QNB Finance Ltd.
3.125% due 11/16/2015		3,000	3,125
Rabobank Group
6.875% due 03/19/2020	EUR	21,900	29,690
11.000% due 06/30/2019 (d)		$975	1,288
RCI Banque S.A.
2.328% due 04/11/2014		41,600	40,768
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		1,400	1,501

Royal Bank of Scotland Group PLC
1.102% due 09/29/2015		200	180
1.235% due 10/14/2016		300	255
6.990% due 10/05/2017 (d)		21,900	19,929
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		2,400	2,582
5.499% due 07/07/2015		13,100	14,166
SLM Corp.
0.582% due 06/17/2013	EUR	200	253
0.751% due 01/27/2014		$1,650	1,603
4.875% due 12/17/2012	GBP	2,800	4,544
5.000% due 10/01/2013		$3,200	3,332
5.000% due 04/15/2015		5,000	5,306
6.250% due 01/25/2016		1,900	2,071
8.000% due 03/25/2020		12,600	14,616
8.450% due 06/15/2018		5,000	5,882
Societe Generale S.A.
1.508% due 04/11/2014		2,700	2,691
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	2,000	2,551
4.125% due 11/29/2013		10,000	12,516
SSIF Nevada LP
1.155% due 04/14/2014		$68,400	68,736
State Bank of India
4.500% due 07/27/2015		6,000	6,248
State Street Capital Trust
1.389% due 06/01/2077		1,000	745
5.379% due 10/04/2012 (d)		6,800	6,805
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		8,056	8,297
Stone Street Trust
5.902% due 12/15/2015		9,500	9,998
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,195
Temasek Financial Ltd.
4.300% due 10/25/2019		4,600	5,251
Turkiye Garanti Bankasi A/S
2.955% due 04/20/2016		3,100	2,976
UBS AG
1.447% due 01/28/2014		2,400	2,411
5.750% due 04/25/2018		4,600	5,429
5.875% due 12/20/2017		4,700	5,571
UFJ Finance Aruba AEC
6.750% due 07/15/2013		300	314
USB Capital
3.500% due 10/29/2012 (d)		9,200	7,895
Vesey Street Investment Trust
4.404% due 09/01/2016		5,600	5,999
Wachovia Corp.
5.500% due 05/01/2013		8,300	8,546
Wells Fargo Capital
5.950% due 12/01/2086		25,100	25,728
Westpac Banking Corp.
1.092% due 03/31/2014		21,900	22,032
3.585% due 08/14/2014		4,900	5,156

			2,034,335

INDUSTRIALS 4.1%
Altria Group, Inc.
7.750% due 02/06/2014		8,680	9,478
9.700% due 11/10/2018		2,162	3,101
Amgen, Inc.
1.875% due 11/15/2014		2,000	2,054
3.625% due 05/15/2022		2,500	2,642
6.150% due 06/01/2018		1,200	1,469
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014		32,400	32,640
Braskem Finance Ltd.
5.750% due 04/15/2021		2,700	2,876
Coca-Cola Enterprises, Inc.
1.125% due 11/12/2013		16,600	16,696
Corp. Nacional del Cobre de Chile
6.150% due 10/24/2036		700	903
CSN Islands Corp.
6.875% due 09/21/2019		3,000	3,360
CSN Resources S.A.
6.500% due 07/21/2020		20,600	22,300
Daimler Finance North America LLC
1.599% due 09/13/2013		9,298	9,365
Dell, Inc.
4.700% due 04/15/2013		500	511
DISH DBS Corp.
7.000% due 10/01/2013		1,400	1,474

Dow Chemical Co.
6.000% due 10/01/2012		5,090	5,090
Ecopetrol S.A.
7.625% due 07/23/2019		4,600	5,911
El Paso LLC
7.800% due 08/01/2031		900	1,051
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		1,400	1,574
Enterprise Products Operating LLC
6.375% due 02/01/2013		1,500	1,526
General Mills, Inc.
0.787% due 05/16/2014		10,000	10,038
6.470% due 10/15/2022		61,750	62,005
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,900	2,204
Gerdau Trade, Inc.
5.750% due 01/30/2021		5,100	5,559
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,400	1,635
HCA, Inc.
6.500% due 02/15/2020		5,600	6,244
Hewlett-Packard Co.
0.711% due 05/24/2013		4,700	4,701
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		3,600	3,905
International Business Machines Corp.
5.700% due 09/14/2017		2,400	2,945
Kellogg Co.
5.125% due 12/03/2012		1,060	1,068
Kraft Foods, Inc.
2.625% due 05/08/2013		17,990	18,202
MGM Resorts International
13.000% due 11/15/2013		1,900	2,152
Noble Group Ltd.
4.875% due 08/05/2015		4,800	5,016
6.625% due 08/05/2020		5,000	5,225
6.750% due 01/29/2020		7,100	7,562
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		2,500	2,883
Pearson Dollar Finance PLC
5.500% due 05/06/2013		5,000	5,137
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	200	290
7.500% due 12/18/2013	GBP	200	347
Petrobras International Finance Co.
7.875% due 03/15/2019		$38,300	48,307
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		12,155	12,481
Rohm and Haas Co.
6.000% due 09/15/2017		3,700	4,429
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013		7,000	7,068
Time Warner Cable, Inc.
6.200% due 07/01/2013		400	417
Union Pacific Corp.
4.163% due 07/15/2022		11,324	12,934
UnitedHealth Group, Inc.
4.875% due 02/15/2013		5,200	5,282
Vale Overseas Ltd.
4.625% due 09/15/2020		2,000	2,143
5.625% due 09/15/2019		16,600	18,762
6.250% due 01/23/2017		1,300	1,510
6.875% due 11/21/2036		1,300	1,513
6.875% due 11/10/2039		5,300	6,215
Vivendi S.A.
2.400% due 04/10/2015		6,500	6,590
Volkswagen International Finance NV
0.911% due 10/01/2012		27,500	27,500

			426,290

UTILITIES 2.5%
AES Corp.
7.375% due 07/01/2021		1,500	1,717
BellSouth Corp.
4.020% due 04/26/2021		62,500	63,689
CenturyLink, Inc.
5.800% due 03/15/2022		2,000	2,181
Cleco Power LLC
6.000% due 12/01/2040		10,800	13,070
DTE Energy Co.
1.118% due 06/03/2013		4,700	4,714
Entergy Corp.
3.625% due 09/15/2015		12,200	12,843

Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,500	2,672
6.212% due 11/22/2016	1,200	1,337
7.343% due 04/11/2013	1,700	1,757
8.146% due 04/11/2018	6,700	8,196
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	448	508
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	1,500	1,553
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	700	783
10.500% due 03/25/2014	800	896
Korea Electric Power Corp.
5.125% due 04/23/2034	90	95
Majapahit Holding BV
7.250% due 06/28/2017	4,700	5,593
7.750% due 10/17/2016	3,405	4,048
7.750% due 01/20/2020	3,100	3,914
8.000% due 08/07/2019	5,100	6,464
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,500	2,676
NRG Energy, Inc.
8.250% due 09/01/2020	3,000	3,285
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	15,229	17,201
Petroleos Mexicanos
5.500% due 01/21/2021	17,200	20,253
5.500% due 06/27/2044	2,400	2,646
6.500% due 06/02/2041	29,000	36,293
Qtel International Finance Ltd.
3.375% due 10/14/2016	11,300	11,854
4.750% due 02/16/2021	4,200	4,668
Qwest Corp.
3.639% due 06/15/2013	10,841	10,901
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	2,600	3,029
6.750% due 09/30/2019	2,000	2,515
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,000	1,144
7.875% due 03/13/2018	5,700	6,925
Verizon Communications, Inc.
5.250% due 04/15/2013	1,500	1,539
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,018
Vodafone Group PLC
5.000% due 12/16/2013	3,960	4,175

		266,152

Total Corporate Bonds & Notes (Cost $2,561,633)		2,726,777

MUNICIPAL BONDS & NOTES 4.4%
CALIFORNIA 1.9%
Acalanes Union High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	9,300	1,009
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	2,200	2,804
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	2,700	3,879
7.043% due 04/01/2050	8,600	12,458
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,200	2,716
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	5,100	6,727
7.550% due 04/01/2039	2,000	2,715
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,800	7,962
7.700% due 11/01/2030	100	121
7.950% due 03/01/2036	29,300	35,038
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,400	1,078
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	17,200	17,255
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	8,200	10,246
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,200	1,545
7.618% due 08/01/2040	1,800	2,414
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,700	3,949
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	11,800	13,095
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,100	10,660

Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	2,000	2,476
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,300	1,546
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	455
7.021% due 08/01/2040	700	795
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	11,800	16,338
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	26,285	37,230
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,500	1,225
5.125% due 06/01/2046	655	523
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	1,000	1,010
6.398% due 05/15/2031	1,200	1,484
6.548% due 05/15/2048	4,700	6,179

		204,932

COLORADO 0.0%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	3,900	4,227

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	5,100	5,454

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	2,400	2,728

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	787

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	6,500	7,781

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	4,100	5,845

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	15,900	15,917
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	24,500	36,177
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	2,900	2,412

		54,506

NEW YORK 0.6%
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.912% due 06/15/2031	5,130	6,895
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	26,300	31,899
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,100	2,854
6.282% due 06/15/2042	2,100	2,472
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2030	9,500	11,502
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	2,500	3,134

		58,756

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	29,100	42,496
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	82
6.500% due 06/01/2047	3,600	3,185

		45,763

TEXAS 0.5%
City Public Service Board of San Antonio, Texas Revenue Bonds, Series 2012
5.000% due 02/01/2023	10,125	12,914
JPMorgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.966% due 02/15/2031	3,390	4,433
JPMorgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.899% due 02/01/2027	2,575	3,609
9.997% due 10/01/2031	6,240	8,528
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	14,800	19,263

		48,747

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Notes, Series 2012
2.803% due 07/01/2021	20,000	20,473

WISCONSIN 0.0%
Wisconsin State Revenue Bonds, (AGM Insured), Series 2008
5.050% due 05/01/2018	3,200	3,731

Total Municipal Bonds & Notes (Cost $387,845)		463,730

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
0.277% due 12/25/2036 - 07/25/2037	3,752	3,635
0.467% due 05/25/2037	1,223	1,227
0.527% due 04/25/2037	3,773	3,790
0.567% due 03/25/2044	2,404	2,338
0.627% due 09/25/2035	1,694	1,704
0.667% due 09/25/2035	7,911	7,962
0.875% due 08/28/2017	12,500	12,578
0.917% due 10/25/2037	2,023	2,047
1.117% due 07/25/2039	1,765	1,788
1.125% due 04/27/2017	27,300	27,836
1.250% due 01/30/2017	26,000	26,718
1.348% due 06/01/2043 - 07/01/2044	2,495	2,536
1.548% due 09/01/2040	16	16
2.075% due 04/01/2035	3,915	4,138
2.296% due 01/01/2025	12	12
2.310% due 08/01/2022	4,700	4,833
2.328% due 09/01/2039	28	30
2.340% due 11/01/2025	1	1
2.475% due 04/01/2019	14,800	15,737
2.500% due 04/01/2027 - 11/01/2027	61,229	64,321
2.549% due 08/01/2035	1,598	1,712
2.670% due 08/01/2022	799	840
2.675% due 05/25/2035	434	464
2.870% due 09/01/2027	6,700	6,843
3.000% due 10/01/2027 - 11/01/2042	391,000	413,165
3.330% due 11/01/2021	1,381	1,519
3.500% due 11/01/2025 - 11/01/2042	1,333,152	1,426,894
3.863% due 10/01/2032	641	656
4.000% due 04/01/2023 - 11/01/2042	949,474	1,023,393
4.034% due 11/01/2035	131	137
4.500% due 11/01/2014 - 11/01/2042	1,228,956	1,332,838
4.501% due 07/01/2019	29,930	34,845
4.502% due 12/01/2036	1,088	1,156
4.627% due 09/01/2034	821	890
5.000% due 02/13/2017 - 11/01/2042	135,793	148,987
5.017% due 09/01/2035	447	481
5.150% due 08/01/2035	692	748
5.375% due 06/12/2017	8,100	9,831
5.500% due 09/01/2017 - 11/01/2042	292,793	321,671
6.000% due 09/01/2016 - 10/01/2042	193,071	213,937
6.500% due 11/01/2034	68	78
7.000% due 04/25/2023 - 06/01/2032	1,126	1,311
Federal Housing Administration
7.430% due 01/25/2023	36	36

Freddie Mac
0.371% due 07/15/2019		2,157	2,161
0.521% due 05/15/2036		2,664	2,675
0.671% due 11/15/2030		14	14
0.721% due 09/15/2030		12	12
0.921% due 08/15/2037		26,060	26,366
0.941% due 05/15/2037		739	744
1.000% due 03/08/2017 (i)		66,700	67,625
1.000% due 06/29/2017 - 09/29/2017		117,600	119,122
1.250% due 05/12/2017 - 08/01/2019		12,700	12,942
1.348% due 02/25/2045		374	365
1.750% due 05/30/2019		18,200	18,885
2.375% due 01/13/2022		5,900	6,204
2.482% due 07/01/2027 - 01/01/2028		1	2
2.533% due 07/01/2030		1	1
3.750% due 03/27/2019		2,000	2,335
4.000% due 10/01/2042		157,000	168,800
4.500% due 03/01/2029 - 10/01/2042		212,282	229,059
5.000% due 02/16/2017		2,900	3,449
5.500% due 08/23/2017 - 10/01/2038		13,531	14,908
6.000% due 07/01/2016 - 05/01/2040		24,043	26,497
6.500% due 03/01/2013 - 10/01/2037		229	259
7.000% due 06/15/2023		617	712
7.500% due 07/15/2030 - 03/01/2032		120	147
8.500% due 08/01/2024		7	9
Ginnie Mae
0.719% due 09/20/2030		10	10
0.821% due 02/16/2030		110	112
1.625% due 02/20/2027 - 02/20/2032		359	373
1.750% due 04/20/2026 - 05/20/2030		50	52
2.000% due 07/20/2030		5	5
6.000% due 12/15/2038 - 11/15/2039		169	191
Small Business Administration
5.130% due 09/01/2023		34	38
6.290% due 01/01/2021		47	53
7.500% due 04/01/2017		194	209

Total U.S. Government Agencies (Cost $5,731,650)			5,830,015

U.S. TREASURY OBLIGATIONS 18.3%
U.S. Treasury Bonds
3.125% due 11/15/2041 (h)		24,200	25,818
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017		6,557	7,067
0.125% due 01/15/2022		174,215	190,221
0.125% due 07/15/2022		33,576	36,726
0.625% due 07/15/2021		34,156	39,114
0.750% due 02/15/2042		54,957	59,903
1.125% due 01/15/2021		47,656	56,457
1.250% due 07/15/2020		20,801	24,889
1.375% due 07/15/2018		1,700	1,995
1.625% due 01/15/2018		1,750	2,050
1.750% due 01/15/2028		68,353	88,704
2.000% due 01/15/2026		45,251	59,551
2.125% due 01/15/2019		37,030	45,472
2.375% due 01/15/2025		41,448	56,357
2.375% due 01/15/2027		5,226	7,228
2.500% due 01/15/2029		29,987	42,977
3.625% due 04/15/2028		12,324	19,590
3.875% due 04/15/2029		32,334	53,821
U.S. Treasury Notes
0.500% due 07/31/2017 (g)		73,500	73,167
0.750% due 06/30/2017 (g)(h)(i)		129,800	130,834
0.875% due 07/31/2019		81,100	80,384
1.000% due 06/30/2019 (g)(h)(i)		179,200	179,298
1.000% due 08/31/2019 (i)		286,500	286,008
1.000% due 09/30/2019 (a)		76,800	76,576
1.125% due 05/31/2019 (i)		51,300	51,821
1.500% due 08/31/2018 (g)(h)(i)		147,600	153,446
2.625% due 04/30/2018		8,200	9,046
2.875% due 03/31/2018		10,300	11,499
3.375% due 11/15/2019		16,100	18,677
3.500% due 02/15/2018		11,800	13,540
3.625% due 08/15/2019		1,300	1,528
3.625% due 02/15/2020		21,500	25,352

Total U.S. Treasury Obligations (Cost $1,864,775)			1,929,116

MORTGAGE-BACKED SECURITIES 5.6%
American Home Mortgage Investment Trust
2.709% due 02/25/2045		1,477	1,439
Arran Residential Mortgages Funding PLC
1.539% due 11/19/2047	EUR	35,322	45,568
1.545% due 05/16/2047		569	732
1.745% due 05/16/2047		11,300	14,802
Banc of America Commercial Mortgage Trust
5.451% due 01/15/2049		$11,600	13,470
5.917% due 05/10/2045		6,400	7,409
Banc of America Funding Corp.
2.614% due 05/25/2035		2,088	2,173
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		1,944	1,946
Banc of America Mortgage Trust
3.120% due 05/25/2033		2,449	2,457
6.500% due 10/25/2031		195	207
6.500% due 09/25/2033		116	123

BCAP LLC Trust
5.491% due 03/26/2037		1,400	1,130
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		261	249
2.638% due 04/25/2033		330	334
2.812% due 01/25/2035		1,088	1,078
2.857% due 11/25/2030		2	2
2.911% due 02/25/2033		56	51
2.931% due 01/25/2034		822	837
3.049% due 04/25/2034		1,410	1,330
3.076% due 11/25/2034		5,196	4,960
3.101% due 07/25/2034		1,786	1,596
3.399% due 11/25/2034		1,285	1,306
5.314% due 01/25/2035		754	783
5.606% due 02/25/2033		34	34
Bear Stearns Alt-A Trust
2.890% due 05/25/2035		3,788	3,422
3.006% due 09/25/2035		2,272	1,847
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,099
5.471% due 01/12/2045		2,800	3,272
5.700% due 06/11/2050		9,400	11,223
5.703% due 06/11/2050		8,599	9,192
Bear Stearns Structured Products, Inc.
2.837% due 12/26/2046		2,589	1,508
2.840% due 01/26/2036		4,603	2,906
Citigroup Mortgage Loan Trust, Inc.
2.570% due 10/25/2035		804	745
2.745% due 05/25/2035		2,868	2,783
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		3,000	3,435
Countrywide Alternative Loan Trust
0.387% due 05/25/2047		4,850	3,477
0.397% due 05/25/2047		3,404	2,340
0.407% due 09/25/2046		49,564	32,763
0.417% due 05/25/2036		12,806	8,051
Countrywide Home Loan Mortgage Pass-Through Trust
2.657% due 11/25/2034		3,343	3,064
2.722% due 02/20/2035		5,845	5,356
2.809% due 02/20/2036		1,021	872
Credit Suisse First Boston Mortgage Securities Corp.
4.902% due 06/25/2032		20	20
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		530	586
5.855% due 03/15/2039		900	1,010
Deutsche ALT-A Securities, Inc.
0.717% due 02/25/2035		1,025	831
Epic Opera PLC
0.998% due 07/28/2016	GBP	5,384	8,451
European Loan Conduit
0.495% due 05/15/2019	EUR	708	819
Extended Stay America Trust
2.951% due 11/05/2027		$25,689	25,838
First Horizon Alternative Mortgage Securities
2.572% due 08/25/2035		7,576	6,254
2.603% due 09/25/2035		118	99
First Horizon Mortgage Pass-Through Trust
2.591% due 10/25/2035		7,624	6,625
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		3	3
Granite Master Issuer PLC
0.319% due 12/20/2054		4,045	3,962
0.838% due 12/20/2054	GBP	4,080	6,457
Granite Mortgages PLC
0.524% due 09/20/2044	EUR	423	534
0.844% due 01/20/2044		422	536
1.011% due 09/20/2044	GBP	3,367	5,334
1.163% due 01/20/2044		640	1,019
Greenpoint Mortgage Pass-Through Certificates
3.177% due 10/25/2033		$2,074	2,039
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		400	431
5.317% due 06/10/2036		915	967
5.444% due 03/10/2039		4,400	5,052
GS Mortgage Securities Corp.
1.103% due 03/06/2020		5,398	5,398
5.396% due 08/10/2038		905	970
GSR Mortgage Loan Trust
2.647% due 09/25/2035		9,347	9,434
5.138% due 11/25/2035		3,091	3,108
Harborview Mortgage Loan Trust
0.409% due 01/19/2038		8,006	5,777
0.439% due 05/19/2035		760	561
0.469% due 01/19/2036		15,749	10,194
0.969% due 10/19/2035		5,471	3,930
3.077% due 07/19/2035		3,084	2,564

Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	6,300	8,199
Indymac Adjustable Rate Mortgage Trust
1.815% due 01/25/2032		$3	2
Indymac Index Mortgage Loan Trust
0.427% due 04/25/2046		8,213	5,307
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043		12,600	14,250
4.158% due 01/12/2039		5,483	5,665
5.336% due 05/15/2047		6,800	7,809
5.420% due 01/15/2049		20,956	24,265
5.718% due 03/18/2051		10,300	11,732
5.882% due 02/15/2051		1,770	2,097
JPMorgan Mortgage Trust
2.583% due 06/25/2035		1,030	1,007
3.004% due 08/25/2034		13,809	13,679
5.003% due 02/25/2035		1,130	1,154
5.500% due 04/25/2036		3,714	3,738
5.750% due 01/25/2036		1,798	1,677
Merrill Lynch Floating Trust
0.766% due 07/09/2021		9,964	9,832
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		497	455
1.231% due 10/25/2035		1,116	1,087
2.499% due 04/25/2035		13,681	13,554
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		3,007	2,555
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		5,500	6,282
Morgan Stanley Capital Trust
5.610% due 04/15/2049		6,232	6,570
5.809% due 12/12/2049		600	717
6.076% due 06/11/2049		3,100	3,665
Morgan Stanley Re-REMIC Trust
5.983% due 08/12/2045		2,200	2,602
Prime Mortgage Trust
0.617% due 02/25/2019		17	17
0.617% due 02/25/2034		313	284
Residential Accredit Loans, Inc. Trust
3.847% due 12/25/2035		1,078	752
Residential Asset Securitization Trust
0.667% due 10/25/2035		4,416	3,313
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032		242	255
Sovereign Commercial Mortgage Securities Trust
6.026% due 07/22/2030		276	282
Structured Adjustable Rate Mortgage Loan Trust
5.321% due 07/25/2035		799	722
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		4,680	4,570
0.879% due 09/19/2032		87	84
Structured Asset Securities Corp.
2.453% due 07/25/2032		7	7
2.514% due 02/25/2032		9	9
Suntrust Adjustable Rate Mortgage Loan Trust
5.809% due 02/25/2037		8,472	6,953
Thornburg Mortgage Securities Trust
5.750% due 06/25/2047		44,175	40,409
5.876% due 10/25/2046		14,757	14,960
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		5,474	5,250
0.311% due 09/15/2021		7,375	7,141
5.509% due 04/15/2047		3,200	3,690
Wachovia Mortgage Loan Trust LLC
2.898% due 05/20/2036		10,921	8,568
WaMu Mortgage Pass-Through Certificates
0.507% due 10/25/2045		806	735
0.537% due 01/25/2045		7,777	7,368
1.348% due 11/25/2042		360	336
1.548% due 08/25/2042		923	861
4.909% due 12/25/2036 ^		1,133	1,020
5.187% due 07/25/2037 ^		8,560	7,763
Wells Fargo Mortgage-Backed Securities Trust
2.602% due 12/25/2034		2,082	2,105
2.615% due 01/25/2035		2,846	2,851
2.617% due 03/25/2036		3,971	3,813

Total Mortgage-Backed Securities (Cost $563,661)			592,192

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.757% due 06/25/2032		169	141
Bank of America Auto Trust
3.520% due 06/15/2016		10,364	10,433

Bear Stearns Asset-Backed Securities Trust
0.297% due 10/25/2036		173	164
0.307% due 06/25/2047		533	519
0.367% due 11/25/2036		23,419	14,544
0.377% due 08/25/2036		3,023	1,939
Concord Real Estate CDO Ltd.
0.497% due 12/25/2046		8,311	7,479
Credit-Based Asset Servicing and Securitization LLC
0.277% due 11/25/2036		204	86
EMC Mortgage Loan Trust
0.587% due 05/25/2040		280	251
Fremont Home Loan Trust
0.277% due 01/25/2037		114	50
Hillmark Funding
0.685% due 05/21/2021		24,100	23,074
HSBC Home Equity Loan Trust
0.509% due 01/20/2034		4,084	3,996
JPMorgan Mortgage Acquisition Corp.
0.277% due 03/25/2047		1,540	1,432
Katonah Ltd.
0.874% due 05/18/2015		1,060	1,059
Lafayette CLO Ltd.
1.635% due 09/06/2022		31,900	31,896
Lehman XS Trust
0.397% due 06/25/2036		8,776	5,286
Long Beach Mortgage Loan Trust
0.777% due 10/25/2034		156	130
Morgan Stanley ABS Capital
0.467% due 08/25/2036		20,000	8,232
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,324	2,753
Plymouth Rock CLO Ltd.
1.937% due 02/16/2019		$8,237	8,243
Sagamore CLO Ltd.
0.995% due 10/15/2015		573	569
Securitized Asset-Backed Receivables LLC
0.347% due 05/25/2037 ^		2,145	1,139
Sherwood Castle Funding PLC
0.462% due 03/15/2016	EUR	12,000	15,295
SLM Student Loan Trust
0.512% due 12/15/2023		17,862	22,152
2.871% due 12/16/2019		$1,900	1,928
3.500% due 08/17/2043		4,165	4,048
Structured Asset Securities Corp.
0.387% due 12/25/2036		9,900	5,465
0.797% due 01/25/2033		46	42
Wind River CLO Ltd.
0.711% due 12/19/2016		8,441	8,258

Total Asset-Backed Securities (Cost $183,903)			180,603

SOVEREIGN ISSUES 9.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,300	3,143
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	300	152
10.000% due 01/01/2017		6,325	3,232
10.000% due 01/01/2021		43	22
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,400	1,483
3.800% due 06/15/2021		8,200	9,481
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	5,192	5,925
2.250% due 11/01/2013		66,100	85,274
2.500% due 03/01/2015		22,100	28,263
3.000% due 04/01/2014		1,600	2,083
3.000% due 04/15/2015		1,800	2,325
3.500% due 06/01/2014		2,300	3,016
3.750% due 12/15/2013		82,700	108,497
3.750% due 08/01/2015		2,700	3,546
3.750% due 04/15/2016		10,600	13,903
4.250% due 08/01/2013		40,100	52,605
4.250% due 07/01/2014		3,900	5,177
4.250% due 08/01/2014		2,900	3,859
4.500% due 07/15/2015		13,400	17,928
4.750% due 09/15/2016		2,500	3,355
4.750% due 05/01/2017		6,100	8,121
4.750% due 06/01/2017		10,900	14,478
6.000% due 11/15/2014		8,700	12,016
Italy Certificati Di Credito Del Tesoro
0.000% due 09/30/2013		19,800	24,990
0.000% due 01/31/2014		100	125
0.000% due 05/30/2014		22,100	27,303
0.000% due 09/30/2014		37,700	45,995

Korea Housing Finance Corp.
4.125% due 12/15/2015		$2,100	2,273
Mexico Government International Bond
6.000% due 06/18/2015	MXN	401,600	32,304
6.250% due 06/16/2016		349,200	28,459
6.500% due 06/10/2021		413,600	35,156
10.000% due 12/05/2024		533,700	58,416
Panama Government International Bond
7.250% due 03/15/2015		$1,600	1,836
Province of British Columbia
3.250% due 12/18/2021	CAD	600	650
4.300% due 06/18/2042		700	856
Province of Ontario
1.600% due 09/21/2016		$300	311
1.650% due 09/27/2019		3,500	3,518
2.450% due 06/29/2022		38,000	38,665
3.000% due 07/16/2018		3,700	4,055
3.150% due 06/02/2022	CAD	46,900	49,654
4.000% due 10/07/2019		$1,000	1,161
4.000% due 06/02/2021	CAD	40,400	45,826
4.200% due 03/08/2018		2,100	2,383
4.200% due 06/02/2020		16,500	18,941
4.300% due 03/08/2017		8,400	9,472
4.400% due 06/02/2019		8,000	9,262
4.400% due 04/14/2020		$600	714
4.600% due 06/02/2039	CAD	3,900	4,836
4.700% due 06/02/2037		6,300	7,839
5.500% due 06/02/2018		2,300	2,769
Province of Quebec
2.750% due 08/25/2021		$20,500	21,510
3.500% due 07/29/2020		3,000	3,361
3.500% due 12/01/2022	CAD	52,300	56,222
4.250% due 12/01/2021		40,400	46,236
4.500% due 12/01/2016		300	339
4.500% due 12/01/2017		4,200	4,806
4.500% due 12/01/2018		5,400	6,232
4.500% due 12/01/2019		1,600	1,858
4.500% due 12/01/2020		3,500	4,074
Russia Government International Bond
3.250% due 04/04/2017		$6,600	6,962
Spain Government International Bond
3.300% due 10/31/2014	EUR	300	384
4.400% due 01/31/2015		6,300	8,254
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	215
5.450% due 11/22/2017		2,600	2,835

Total Sovereign Issues (Cost $970,016)			1,008,941

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		31,000	38,378

Total Convertible Preferred Securities (Cost $34,437)			38,378

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup, Inc.
6.150% due 12/15/2012		122,000	235
DG Funding Trust
2.829% due 10/29/2012 (d)		1,239	9,233

Total Preferred Securities (Cost $13,437)			9,468

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.4%
CERTIFICATES OF DEPOSIT 3.9%
Abbey National Treasury Services PLC
1.758% due 06/10/2013		$41,500	41,343
Banco Bradesco S.A.
2.292% due 01/24/2013		6,100	6,121

Banco do Brasil S.A.
0.000% due 06/28/2013		38,200	38,067
Bank of Nova Scotia
0.755% due 10/18/2012		24,400	24,407
Dexia Credit Local
1.650% due 09/12/2013		149,500	149,427
1.700% due 09/06/2013		72,100	72,099
Intesa Sanpaolo SpA
2.375% due 12/21/2012		31,000	30,633
Itau Unibanco Holding S.A.
1.000% due 11/06/2012		17,700	17,672
1.622% due 11/05/2012		27,500	27,458

			407,227

COMMERCIAL PAPER 0.3%
Santander Commercial Paper S.A
2.200% due 04/02/2013		7,400	7,318
3.100% due 10/01/2013		29,800	28,866

			36,184

REPURCHASE AGREEMENTS 0.2%
Morgan Stanley & Co., Inc.
0.280% due 10/01/2012		11,700	11,700
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 3.125% due 02/15/2042 valued at $11,859. Repurchase proceeds are $11,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		4,387	4,387
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $4,475. Repurchase proceeds are $4,387.)

			16,087

ITALY TREASURY BILLS 0.2%
1.399% due 02/28/2013	EUR	17,000	21,728

MEXICO TREASURY BILLS 2.2%
4.333% due 11/22/2012 - 11/29/2012 (b)	MXN	2,955,000	228,034

SPAIN TREASURY BILLS 0.5%
2.623% due 06/21/2013 - 09/20/2013 (b)	EUR	38,200	47,518

U.S. TREASURY BILLS 0.0%
0.204% due 06/27/2013 (g)		$270	270

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 5.1%
PIMCO Short-Term Floating NAV Portfolio		11,238,827	112,647
PIMCO Short-Term Floating NAV Portfolio III		42,345,868	423,586

			536,233

Total Short-Term Instruments (Cost $1,288,471)			1,293,281

Total Investments 134.0% (Cost $13,622,714)			$14,095,352
Written Options (k) (0.1%) (Premiums $13,947)			(6,913)
Other Assets and Liabilities (Net) (33.9%)			(3,573,255)

Net Assets 100.0%			$10,515,184

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Portfolio.

(f)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $160,885 at a weighted average interest rate of (0.094%).

(g)	Securities with an aggregate market value of $27,011 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $12,968 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2014	141	$39
90-Day Euribor March Futures	Long	03/2015	7	2
90-Day Eurodollar December Futures	Long	12/2014	281	29
90-Day Eurodollar June Futures	Long	06/2015	4,478	2,260
90-Day Eurodollar March Futures	Long	03/2015	2,305	2,028
90-Day Eurodollar September Futures	Long	09/2015	255	385
Euro-Bund 10-Year Bond December Futures	Short	12/2012	1,157	(526)
U.S. Treasury 10-Year Note December Futures	Long	12/2012	3,451	2,211

				$6,428

(i)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $44,210 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$185,300	$1,400	$1,405
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	34,800	(12,850)	(3,714)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	267,900	(10,419)	(15,461)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	96,300	2,753	(1,383)

					$(19,116)	$(19,153)

(j)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	1.326%	$5,100	$23	$143	$(120)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	1.326%	6,000	27	176	(149)

							$50	$319	$(269)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	1.672%		$100	$(5)	$(22)	$17
ArcelorMittal	FBF	1.000%	06/20/2016	4.676%		3,500	(430)	(177)	(253)
Australia Government Bond	GST	1.000%	06/20/2017	0.499%		5,600	133	52	81
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.771%		5,300	31	(94)	125
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.139%		900	(5)	(23)	18
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.368%		3,900	10	0	10
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.139%		700	(4)	(17)	13
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.771%		2,600	15	(46)	61
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.771%		2,600	16	(47)	63
Brazil Government International Bond	BOA	1.000%	09/20/2015	0.704%		700	7	(6)	13
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.026%		20,500	(18)	(308)	290
Brazil Government International Bond	BRC	1.000%	12/20/2012	0.272%		7,600	15	12	3
Brazil Government International Bond	BRC	1.000%	06/20/2015	0.662%		1,000	10	(14)	24
Brazil Government International Bond	BRC	1.000%	09/20/2015	0.704%		2,300	21	(20)	41
Brazil Government International Bond	BRC	1.000%	03/20/2016	0.791%		1,300	9	(9)	18
Brazil Government International Bond	BRC	1.000%	06/20/2016	0.837%		21,600	137	(31)	168
Brazil Government International Bond	BRC	1.000%	12/20/2016	0.912%		31,000	123	(781)	904
Brazil Government International Bond	CBK	1.000%	09/20/2015	0.704%		1,000	9	(16)	25
Brazil Government International Bond	CBK	1.000%	06/20/2016	0.837%		51,100	322	(156)	478
Brazil Government International Bond	DUB	1.000%	06/20/2015	0.662%		6,600	63	(70)	133
Brazil Government International Bond	DUB	1.000%	06/20/2016	0.837%		8,100	51	(20)	71
Brazil Government International Bond	FBF	1.000%	06/20/2015	0.662%		8,200	78	(209)	287
Brazil Government International Bond	FBF	1.000%	09/20/2015	0.704%		5,500	50	(69)	119
Brazil Government International Bond	GST	1.000%	06/20/2015	0.662%		900	9	(12)	21
Brazil Government International Bond	HUS	1.000%	09/20/2015	0.704%		3,300	30	(33)	63
Brazil Government International Bond	HUS	1.000%	06/20/2016	0.837%		25,400	160	(37)	197
Brazil Government International Bond	JPM	1.000%	06/20/2015	0.662%		10,900	103	(120)	223
Brazil Government International Bond	JPM	1.000%	09/20/2015	0.704%		3,300	30	(34)	64
Brazil Government International Bond	JPM	1.000%	09/20/2016	0.877%		5,300	27	(31)	58
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.026%		12,600	(11)	(117)	106
Brazil Government International Bond	MYC	1.000%	06/20/2015	0.662%		1,500	14	(15)	29
Brazil Government International Bond	UAG	1.000%	09/20/2015	0.704%		700	6	(7)	13
China Government International Bond	BPS	1.000%	03/20/2016	0.510%		500	9	6	3
China Government International Bond	BRC	1.000%	03/20/2016	0.510%		1,000	17	12	5
China Government International Bond	CBK	1.000%	06/20/2016	0.564%		13,200	217	142	75
China Government International Bond	CBK	1.000%	09/20/2017	0.831%		2,500	21	(16)	37
China Government International Bond	DUB	1.000%	06/20/2016	0.564%		6,900	113	76	37
China Government International Bond	DUB	1.000%	09/20/2016	0.611%		2,000	31	11	20
China Government International Bond	FBF	1.000%	03/20/2015	0.354%		5,000	82	24	58
China Government International Bond	GST	1.000%	09/20/2016	0.611%		800	12	4	8
China Government International Bond	GST	1.000%	09/20/2017	0.831%		2,400	20	(17)	37
China Government International Bond	JPM	1.000%	06/20/2016	0.564%		5,500	90	59	31
China Government International Bond	JPM	1.000%	09/20/2016	0.611%		4,300	67	25	42
China Government International Bond	JPM	1.000%	09/20/2017	0.831%		5,500	47	(35)	82
China Government International Bond	MYC	1.000%	09/20/2016	0.611%		2,100	33	11	22
China Government International Bond	RYL	1.000%	06/20/2016	0.564%		5,100	84	54	30
China Government International Bond	RYL	1.000%	09/20/2016	0.611%		1,400	22	10	12
China Government International Bond	UAG	1.000%	09/20/2016	0.611%		700	11	4	7
China Government International Bond	UAG	1.000%	09/20/2017	0.831%		700	6	(4)	10
Credit Agricole S.A.	BOA	1.000%	06/20/2016	3.898%	EUR	6,900	(891)	(725)	(166)
Dell, Inc.	GST	1.000%	06/20/2018	2.640%		$6,200	(529)	(104)	(425)
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.095%		900	(3)	(38)	35
France Government Bond	BOA	0.250%	03/20/2016	0.688%		11,600	(174)	(371)	197
France Government Bond	BRC	0.250%	03/20/2016	0.688%		2,200	(33)	(82)	49
France Government Bond	BRC	0.250%	09/20/2016	0.835%		1,300	(29)	(79)	50
France Government Bond	DUB	0.250%	03/20/2016	0.688%		1,100	(17)	(45)	28
France Government Bond	GST	0.250%	03/20/2016	0.688%		21,500	(322)	(649)	327
France Government Bond	GST	0.250%	06/20/2016	0.767%		21,200	(402)	(554)	152
France Government Bond	HUS	0.250%	09/20/2016	0.835%		2,300	(52)	(117)	65
France Government Bond	MYC	0.250%	03/20/2016	0.688%		700	(11)	(24)	13
France Government Bond	MYC	0.250%	09/20/2016	0.835%		3,600	(82)	(170)	88
France Government Bond	RYL	0.250%	12/20/2015	0.597%		2,100	(23)	(42)	19
France Government Bond	RYL	0.250%	03/20/2016	0.688%		50,600	(759)	(1,530)	771
France Government Bond	UAG	0.250%	09/20/2015	0.554%		1,400	(12)	(37)	25
France Government Bond	UAG	0.250%	03/20/2016	0.688%		3,000	(45)	(121)	76
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.534%		5,000	251	0	251
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.412%		11,100	610	0	610
Indonesia Government International Bond	BOA	1.000%	06/20/2016	0.989%		18,800	14	(349)	363
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.064%		700	(2)	(11)	9
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.036%		7,500	(588)	(539)	(49)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	0.766%		1,100	8	(26)	34
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.337%		5,300	(80)	(156)	76
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.337%		18,500	(279)	(553)	274
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.064%		5,300	(12)	(79)	67
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.064%		2,400	(5)	(38)	33
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.337%		3,200	(49)	(99)	50
Japan Government International Bond	BOA	1.000%	03/20/2016	0.520%		1,200	21	17	4
Japan Government International Bond	BOA	1.000%	06/20/2017	0.767%		9,300	103	(14)	117
Japan Government International Bond	GST	1.000%	12/20/2015	0.459%		5,700	101	139	(38)
Japan Government International Bond	GST	1.000%	06/20/2016	0.572%		9,400	152	96	56
Japan Government International Bond	JPM	1.000%	03/20/2016	0.520%		2,500	42	22	20
Japan Government International Bond	JPM	1.000%	06/20/2017	0.767%		15,500	172	(27)	199
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	1.262%		500	(4)	(14)	10
Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	1.615%		7,900	(249)	(323)	74
MetLife, Inc.	BOA	1.000%	12/20/2014	1.084%		10,800	(17)	(143)	126
MetLife, Inc.	BOA	1.000%	09/20/2015	1.420%		7,500	(89)	(492)	403
MetLife, Inc.	BOA	1.000%	12/20/2015	1.496%		18,100	(277)	(865)	588
MetLife, Inc.	CBK	1.000%	12/20/2015	1.496%		6,900	(106)	(251)	145
Mexico Government International Bond	BOA	1.000%	09/20/2015	0.601%		400	5	(6)	11
Mexico Government International Bond	BPS	1.000%	06/20/2017	0.927%		8,400	31	(63)	94
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.512%		5,500	68	(124)	192
Mexico Government International Bond	BRC	1.000%	09/20/2017	0.974%		800	1	(18)	19
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.512%		3,600	44	(83)	127
Mexico Government International Bond	CBK	1.000%	09/20/2015	0.601%		1,200	15	(18)	33
Mexico Government International Bond	DUB	1.000%	03/20/2016	0.689%		16,600	183	(122)	305
Mexico Government International Bond	DUB	1.000%	06/20/2016	0.737%		40,900	409	99	310
Mexico Government International Bond	DUB	1.000%	06/20/2017	0.927%		3,000	11	(30)	41
Mexico Government International Bond	FBF	1.000%	06/20/2017	0.927%		8,800	33	(75)	108
Mexico Government International Bond	GST	1.000%	06/20/2017	0.927%		4,800	18	(51)	69
Mexico Government International Bond	HUS	1.000%	09/20/2017	0.974%		2,400	4	(53)	57
Mexico Government International Bond	JPM	0.920%	03/20/2016	0.690%		1,200	10	0	10
Mexico Government International Bond	MYC	1.000%	09/20/2016	0.779%		7,100	64	(33)	97
Mexico Government International Bond	MYC	1.000%	06/20/2017	0.927%		7,200	27	(55)	82
Mexico Government International Bond	RYL	1.000%	09/20/2015	0.601%		5,400	65	(63)	128
Mexico Government International Bond	UAG	1.000%	09/20/2015	0.601%		600	8	(8)	16
Morgan Stanley	CBK	1.000%	06/20/2013	0.919%		3,500	3	(209)	212
Morgan Stanley	FBF	1.000%	06/20/2013	0.919%		19,300	17	(364)	381
NRG Energy, Inc.	GST	5.000%	12/20/2016	3.430%		1,600	101	(7)	108
NRG Energy, Inc.	GST	5.000%	03/20/2017	3.652%		8,500	483	(701)	1,184
NRG Energy, Inc.	GST	5.000%	06/20/2017	3.852%		2,200	112	(176)	288
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	1.441%		9,000	(123)	(263)	140
Republic of Germany	CBK	0.250%	12/20/2016	0.376%		4,200	(22)	(166)	144
Republic of Germany	GST	0.250%	12/20/2016	0.376%		8,500	(45)	(335)	290
Republic of Germany	HUS	0.250%	06/20/2017	0.465%		50,400	(503)	(1,600)	1,097
Republic of Korea	BPS	1.000%	09/20/2017	0.805%		1,600	15	(13)	28
Republic of Korea	CBK	1.000%	06/20/2017	0.755%		8,600	101	(84)	185
Republic of Korea	HUS	1.000%	06/20/2017	0.755%		5,200	60	(50)	110
Republic of Korea	MYC	1.000%	06/20/2017	0.755%		13,400	156	(138)	294
Republic of Korea	MYC	1.000%	09/20/2017	0.805%		5,000	48	(37)	85
Republic of Korea	UAG	1.000%	06/20/2017	0.755%		6,400	75	(66)	141
Republic of Korea	UAG	1.000%	09/20/2017	0.805%		1,700	16	(13)	29
Russia Government International Bond	GST	1.000%	06/20/2017	1.395%		1,300	(24)	(90)	66
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.193%	EUR	16,900	45	(238)	283
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.156%		26,600	99	(398)	497
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.306%		$8,900	232	182	50
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.306%		10,900	285	189	96
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.364%		20,600	558	82	476
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.270%		2,200	56	42	14
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.270%		9,700	249	187	62
United Kingdom Gilt	GST	1.000%	12/20/2015	0.229%		2,100	53	49	4
United Kingdom Gilt	GST	1.000%	12/20/2016	0.364%		55,400	1,499	189	1,310
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.176%		3,800	79	17	62
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.306%		4,900	128	85	43
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.176%		16,700	347	65	282
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.306%		3,500	92	61	31
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.306%		4,700	122	81	41

							$3,531	$(14,926)	$18,457

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016	EUR	37,800	$590	$754	$(164)
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		600	10	11	(1)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		4,300	67	78	(11)

							$667	$843	$(176)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$2,600	$194	$259	$(65)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	66,000	5,795	8,422	(2,627)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	19,100	1,677	2,313	(636)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	1,000	87	136	(49)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	400	35	50	(15)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	38,000	3,337	4,139	(802)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	3,000	263	345	(82)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	11,000	966	1,288	(322)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	8,100	808	1,108	(300)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	10,800	1,078	1,436	(358)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	3,000	300	398	(98)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	1,000	100	132	(32)
CDX.IG-9 5-Year Index 15-30%	GST	1.120%	12/20/2012	20,100	56	0	56
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012	4,600	13	0	13
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	9,100	22	0	22
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012	35,590	67	0	67
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	23,341	41	0	41
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,833	28	0	28
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	4,051	63	0	63
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	4,533	17	0	17
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	5,690	19	0	19
CMBX.NA.AAA.3 Index	BOA	0.080%	12/13/2049	4,900	(292)	(283)	(9)
CMBX.NA.AAA.3 Index	DUB	0.080%	12/13/2049	2,000	(119)	(120)	1
MCDX-18 5-Year Index	MYC	1.000%	06/20/2017	14,200	(324)	(456)	132
MCDX-18 10-Year Index	CBK	1.000%	06/20/2022	13,400	(828)	(1,025)	197

					$13,403	$18,142	$(4,739)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	29,500	$40	$15	$25
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		464,500	622	176	446
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		30,400	41	6	35
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		932,000	836	(264)	1,100
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		35,100	31	(10)	41
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		50,000	45	(34)	79
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		105,000	94	(58)	152
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		28,000	100	7	93

							$1,809	$(162)	$1,971

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$130,700	$647	$(4)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		118,600	677	0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		134,400	507	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		43,600	196	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		94,900	670	(30)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		302,400	840	(2)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		68,400	137	(165)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		68,400	345	(169)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		23,200	75	(94)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		23,200	75	(9)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		25,000	88	(157)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		25,000	88	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		47,600	447	(11)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		27,900	38	(113)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		27,900	23	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		20,200	188	(513)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		20,200	390	(27)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		24,100	78	(98)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		24,100	78	(9)
Call - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.750%	03/18/2013		63,800	103	(154)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		63,800	177	(85)
Call - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		42,600	130	(173)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		42,600	130	(16)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.900%	10/11/2012		51,600	178	(324)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.900%	10/11/2012		51,600	178	(6)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		375,500	2,034	(926)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		30,200	282	(767)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		30,200	586	(40)
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		333,300	546	(1,351)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		49,000	153	(18)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	10/11/2012		284,300	439	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.200%	03/18/2013		54,200	275	(134)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		110,400	819	(142)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.850%	10/11/2012		35,300	109	(143)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.850%	10/11/2012		35,300	109	(13)
Call - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013	EUR	14,800	64	(60)
Put - OTC 5-Year Interest Rate Swap	CBK	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		14,800	94	(95)
Call - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Receive	0.900%	01/21/2013		4,200	18	(17)
Put - OTC 5-Year Interest Rate Swap	FBF	6-Month EUR-EURIBOR	Pay	1.100%	01/21/2013		4,200	28	(27)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		$34,100	31	(97)
Put - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		34,100	140	0
Call - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.150%	11/19/2012		43,400	70	(142)
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	11/19/2012		43,400	102	(43)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		22,800	21	(65)
Put - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		22,800	95	0
Call - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		53,900	99	(153)
Put - OTC 7-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		53,900	99	0
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.200%	10/11/2012		52,200	91	(149)
Put - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.600%	10/11/2012		52,200	151	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		29,300	221	(234)

								$13,159	$(6,778)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$13,700	$116	$(19)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	32,900	293	(48)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	14,800	191	(23)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	4,900	37	(10)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	15,400	151	(35)

						$788	$(135)

(l)	Restricted securities as of September 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	06/09/2011	$4,048	$4,280	0.04%

(m)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2042	$3,000	$3,294	$(3,289)
Fannie Mae	6.000%	10/01/2042	38,000	41,897	(41,978)
Fannie Mae	6.000%	11/01/2042	5,000	5,525	(5,524)

				$50,716	$(50,791)

(n)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	10,197		$5,006	UAG	$0	$(24)	$(24)
10/2012	CNY	188,693		29,885	UAG	0	(98)	(98)
10/2012	EUR	7,198		9,095	BPS	0	(155)	(155)
10/2012		102,172		129,169	BRC	0	(2,127)	(2,127)
10/2012		72,384		91,185	CBK	165	(1,997)	(1,832)
10/2012		1,394		1,752	DUB	0	(39)	(39)
10/2012		84,514		106,901	JPM	180	(1,884)	(1,704)
10/2012		26,215		34,189	RYL	502	0	502
10/2012		13,337		16,855	UAG	41	(325)	(284)
10/2012	GBP	24,476		38,708	GLM	0	(815)	(815)
10/2012		600		972	JPM	3	0	3
10/2012		$5,000	BRL	10,197	MSC	30	0	30
10/2012		29,683	CNY	188,693	GST	300	0	300
10/2012		285,436	EUR	220,278	CBK	0	(2,368)	(2,368)
10/2012		101,986		79,017	JPM	0	(445)	(445)
10/2012		10,166		7,843	RYL	0	(87)	(87)
10/2012		147	GBP	93	DUB	3	0	3
10/2012		33,350		20,597	HUS	0	(90)	(90)
10/2012		7,102		4,386	JPM	0	(20)	(20)
10/2012		13	SGD	17	RYL	0	0	0
11/2012	EUR	35,843		$46,076	BPS	2	0	2
11/2012		1,828		2,351	BRC	1	0	1
11/2012		220,278		285,520	CBK	2,366	0	2,366
11/2012		79,017		102,017	JPM	445	0	445
11/2012	GBP	20,597		33,347	HUS	90	0	90
11/2012	MXN	2,113,982		159,012	UAG	0	(4,282)	(4,282)
11/2012		$13,824	EUR	10,758	CBK	5	0	5
11/2012		498	GBP	307	UAG	0	(2)	(2)
12/2012	CAD	35,235		$36,378	CBK	601	0	601
12/2012		137,494		140,793	DUB	1,185	0	1,185
12/2012		117,459		120,585	HUS	1,320	0	1,320
12/2012	JPY	3,389,697		43,255	BRC	0	(207)	(207)
12/2012	MXN	1,883,561		137,506	BOA	0	(7,931)	(7,931)
12/2012		35,172		2,600	HUS	0	(116)	(116)
12/2012		169,734		12,521	UAG	0	(585)	(585)
12/2012		$11,300	BRL	23,150	HUS	33	0	33
12/2012		12,900		26,370	JPM	10	0	10
12/2012		6,900		14,095	MSC	1	(1)	0
12/2012		13,165		27,020	UAG	64	(1)	63
12/2012		422	CAD	413	BRC	0	(3)	(3)
12/2012		3,816		3,734	CBK	0	(25)	(25)
12/2012		372		362	RYL	0	(5)	(5)
12/2012		6,600	MXN	87,618	BRC	165	0	165
12/2012		110		1,462	DUB	3	0	3
12/2012		443		5,948	FBF	16	0	16
12/2012		2,500		33,113	GLM	57	0	57
12/2012		15,128		201,461	MSC	427	0	427
12/2012		1,044		13,840	UAG	25	0	25
01/2013	EUR	4,600		$5,702	DUB	0	(217)	(217)
01/2013		31,580		38,806	UAG	0	(1,830)	(1,830)
01/2013		$12	SGD	15	DUB	0	0	0
02/2013	CNY	14,544		$2,305	BRC	16	0	16
02/2013		20,774		3,300	FBF	32	0	32
02/2013		59,363		9,400	UAG	60	0	60
02/2013	EUR	17,000		21,401	UAG	0	(480)	(480)
02/2013		$15,000	CNY	94,680	UAG	0	(103)	(103)
06/2013	EUR	492		$647	BPS	14	0	14
09/2013		200		251	BOA	0	(7)	(7)
09/2013		30,309		39,472	UAG	556	(181)	375
11/2013		62,244		80,433	FBF	100	0	100
12/2013		121,400		153,231	BOA	0	(3,524)	(3,524)
04/2014		200		253	BPS	0	(6)	(6)
04/2014		1,400		1,774	CBK	0	(36)	(36)
06/2014		300		379	BPS	0	(9)	(9)
06/2014		2,000		2,536	FBF	0	(51)	(51)
07/2014		200		253	BPS	0	(6)	(6)
08/2014		300		380	BPS	0	(8)	(8)

						$8,818	$(30,090)	$(21,272)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$22,851	$0	$22,851
Corporate Bonds & Notes
Banking & Finance	1,231	2,009,655	23,449	2,034,335
Industrials	0	426,290	0	426,290
Utilities	0	266,152	0	266,152
Municipal Bonds & Notes
California	0	204,932	0	204,932
Colorado	0	4,227	0	4,227
Florida	0	5,454	0	5,454
Illinois	0	2,728	0	2,728
Iowa	0	787	0	787
Nebraska	0	7,781	0	7,781
Nevada	0	5,845	0	5,845
New Jersey	0	54,506	0	54,506
New York	0	58,756	0	58,756
Ohio	0	45,763	0	45,763
Texas	0	48,747	0	48,747
Washington	0	20,473	0	20,473
Wisconsin	0	3,731	0	3,731
U.S. Government Agencies	0	5,829,979	36	5,830,015
U.S. Treasury Obligations	0	1,929,116	0	1,929,116
Mortgage-Backed Securities	0	579,330	12,862	592,192
Asset-Backed Securities	0	118,154	62,449	180,603
Sovereign Issues	0	1,008,941	0	1,008,941
Convertible Preferred Securities
Banking & Finance	38,378	0	0	38,378
Preferred Securities
Banking & Finance	0	235	9,233	9,468
Short-Term Instruments
Certificates of Deposit	0	407,227	0	407,227
Commercial Paper	36,184	0	0	36,184
Repurchase Agreements	0	16,087	0	16,087
Italy Treasury Bills	0	21,728	0	21,728
Mexico Treasury Bills	0	228,034	0	228,034
Spain Treasury Bills	0	47,518	0	47,518
U.S. Treasury Bills	0	270	0	270
PIMCO Short-Term Floating NAV Portfolios	536,233	0	0	536,233
	$612,026	$13,375,297	$108,029	$14,095,352

Short Sales, at value	$0	$(50,791)	$0	$(50,791)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	20,044	0	20,044
Foreign Exchange Contracts	0	8,818	0	8,818
Interest Rate Contracts	6,954	3,376	0	10,330
	$6,954	$32,238	$0	$39,192

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(6,771)	0	(6,771)
Foreign Exchange Contracts	0	(30,090)	0	(30,090)
Interest Rate Contracts	(526)	(27,336)	(135)	(27,997)

	$(526)	$(64,197)	$(135)	$(64,858)

Totals	$618,454	$13,292,547	$107,894	$14,018,895

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,326	$0	$(150)	$(36)	$(1)	$1,310	$0	$0	$23,449	$1,292
U.S. Government Agencies	39	0	(3)	0	0	0	0	0	36	0
Mortgage-Backed Securities	1,033	11,390	0	(2)	0	441	0	0	12,862	441
Asset-Backed Securities	23,319	39,216	(1,454)	153	23	1,192	0	0	62,449	1,170
Preferred Securities
Banking & Finance	9,305	0	0	0	0	(72)	0	0	9,233	(72)

	$56,022	$50,606	$(1,607)	$115	$22	$2,871	$0	$0	$108,029	$2,831
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(341)	$0	$0	$0	$0	$206	$0	$0	$(135)	$205

Totals	$55,681	$50,606	$(1,607)	$115	$22	$3,077	$0	$0	$107,894	$3,036

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$7,645	Benchmark Pricing	Base Price	100.63
	15,804	Third Party Vendor	Broker Quote	96.60
U.S. Government Agencies	36	Benchmark Pricing	Base Price	98.70
Mortgage-Backed Securities	11,732	Benchmark Pricing	Base Price	113.73
	1,130	Third Party Vendor	Broker Quote	80.75
Asset-Backed Securities	62,449	Benchmark Pricing	Base Price	89.99 - 99.99
Preferred Securities
Banking & Finance	9,233	Benchmark Pricing	Base Price	0.75
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(135)	Indicative Market Quotations	Broker Quote	0.14 - 0.23

Total	$107,894

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		$3,000	$3,034
DaVita, Inc.
4.000% due 08/24/2019		200	201
Springleaf Financial Funding Co.
5.500% due 05/10/2017		200	196

Total Bank Loan Obligations (Cost $3,367)			3,431

CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 8.3%
Abbey National Treasury Services PLC
3.875% due 11/10/2014		1,300	1,328
AGFC Capital Trust
6.000% due 01/15/2067		100	56
American International Group, Inc.
8.250% due 08/15/2018		1,200	1,547
Banco Bradesco S.A.
2.537% due 05/16/2014		300	302
Bank of America Corp.
5.650% due 05/01/2018		800	913
7.625% due 06/01/2019		1,200	1,501
Citigroup, Inc.
3.953% due 06/15/2016		100	107
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		200	208
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		600	636
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		800	845
5.375% due 03/15/2020		1,200	1,341
HSBC Holdings PLC
5.100% due 04/05/2021		1,200	1,389
International Lease Finance Corp.
6.500% due 09/01/2014		800	864
LBG Capital PLC
7.588% due 05/12/2020	GBP	1,100	1,729
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$1,200	1,388
Merrill Lynch & Co., Inc.
5.571% due 10/04/2012		400	400
Morgan Stanley
5.750% due 01/25/2021		400	440
Murray Street Investment Trust
4.647% due 03/09/2017		200	215
Prudential Covered Trust
2.997% due 09/30/2015		900	936
QBE Capital Funding Ltd.
7.250% due 05/24/2041		200	203
Rabobank Group
6.875% due 03/19/2020	EUR	1,000	1,356
Royal Bank of Scotland Group PLC
4.375% due 03/16/2016		$400	431
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		300	319
SLM Corp.
0.751% due 01/27/2014		400	389
5.000% due 04/15/2015		500	531
6.250% due 01/25/2016		200	218
Union Bank N.A.
1.362% due 06/06/2014		1,200	1,195

			20,787

INDUSTRIALS 1.8%
ALROSA Finance S.A.
7.750% due 11/03/2020		600	682
Altria Group, Inc.
4.750% due 05/05/2021		500	573
America Movil S.A.B. de C.V.
3.125% due 07/16/2022		600	620
Audatex North America, Inc.
6.750% due 06/15/2018		550	590
Barrick North America Finance LLC
4.400% due 05/30/2021		100	109

BMW U.S. Capital LLC
0.829% due 12/21/2012	1,600	1,602
Hewlett-Packard Co.
0.711% due 05/24/2013	300	300
Massachusetts Institute of Technology
5.600% due 07/01/2111	100	145

		4,621

UTILITIES 0.8%
AES Corp.
7.375% due 07/01/2021	1,100	1,260
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	800	856

		2,116

Total Corporate Bonds & Notes (Cost $26,245)		27,524

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
Electronic Arts, Inc.
0.750% due 07/15/2016	1,800	1,652
Transocean, Inc.
1.500% due 12/15/2037	200	199

Total Convertible Bonds & Notes (Cost $1,997)		1,851

MUNICIPAL BONDS & NOTES 4.6%
CALIFORNIA 1.7%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	2,550	3,049
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	1,100	1,217

		4,266

MASSACHUSETTS 1.8%
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,900	4,496

WASHINGTON 1.1%
Energy Northwest, Washington Revenue Bonds, Series 2012
3.403% due 07/01/2025	2,600	2,677

Total Municipal Bonds & Notes (Cost $10,477)		11,439

U.S. GOVERNMENT AGENCIES 17.7%
Fannie Mae
2.500% due 11/01/2027	4,000	4,196
3.000% due 10/01/2027 - 11/01/2042	2,000	2,113
3.500% due 09/01/2013 - 11/01/2025	339	358
4.000% due 07/01/2025 - 11/01/2042	1,564	1,680
Freddie Mac
1.740% due 10/25/2021 (a)	398	44
4.000% due 10/01/2042	5,000	5,376
4.500% due 03/01/2039 - 10/01/2042	4,381	4,717
5.500% due 06/01/2037 - 08/15/2051	1,236	1,370
Ginnie Mae
3.000% due 10/01/2042	23,000	24,635

Total U.S. Government Agencies (Cost $43,774)		44,489

U.S. TREASURY OBLIGATIONS 34.1%
U.S. Treasury Bonds
3.000% due 05/15/2042	500	519
3.500% due 02/15/2039	1,000	1,150
6.250% due 08/15/2023 (g)(h)	8,400	12,195
7.125% due 02/15/2023	200	305
7.250% due 08/15/2022	100	153
7.500% due 11/15/2024	400	645
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	5,973	6,521
0.125% due 07/15/2022	1,793	1,962
0.625% due 07/15/2021 (h)	1,118	1,280
0.750% due 02/15/2042	1,115	1,216
1.125% due 01/15/2021 (g)(h)	3,666	4,343
2.125% due 02/15/2041	1,151	1,697

U.S. Treasury Notes
0.875% due 01/31/2017		900	914
1.000% due 06/30/2019		400	400
1.250% due 01/31/2019		2,500	2,555
1.375% due 12/31/2018		2,100	2,164
1.375% due 02/28/2019		6,000	6,174
1.500% due 07/31/2016		2,400	2,497
1.625% due 08/15/2022		21,800	21,786
1.750% due 05/15/2022		2,700	2,740
2.000% due 02/15/2022		400	416
2.125% due 08/15/2021 (g)(h)		8,100	8,572
3.125% due 05/15/2019		900	1,027
3.125% due 05/15/2021		1,700	1,944
3.250% due 07/31/2016		2,400	2,658

Total U.S. Treasury Obligations (Cost $83,129)			85,833

MORTGAGE-BACKED SECURITIES 10.6%
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		2,684	2,688
BCAP LLC Trust
5.250% due 06/26/2036		999	867
Bear Stearns Adjustable Rate Mortgage Trust
2.819% due 01/25/2035		71	70
CBA Commercial Small Balance Commercial Mortgage
0.467% due 06/25/2038		6,139	3,414
Countrywide Alternative Loan Trust
6.000% due 02/25/2037		867	657
6.000% due 05/25/2037 ^		735	553
First Horizon Alternative Mortgage Securities
2.585% due 06/25/2034		443	441
First Horizon Mortgage Pass-Through Trust
3.040% due 11/25/2037		4,996	4,059
Granite Mortgages PLC
1.011% due 09/20/2044	GBP	496	786
Harborview Mortgage Loan Trust
0.629% due 11/19/2034		$118	83
Indymac Index Mortgage Loan Trust
0.427% due 04/25/2046		4,055	2,620
2.699% due 10/25/2034		85	83
JPMorgan Alternative Loan Trust
0.367% due 07/25/2036		423	416
RBSSP Resecuritization Trust
0.467% due 02/26/2037		1,656	1,393
RMAC Securities PLC
0.816% due 06/12/2044	GBP	2,236	3,052
Structured Asset Securities Corp.
5.500% due 09/25/2035		$1,003	1,022
Thornburg Mortgage Securities Trust
1.467% due 06/25/2037		194	182
5.750% due 06/25/2037		1,011	987
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		1,115	1,069
WaMu Mortgage Pass-Through Certificates
0.447% due 04/25/2045		171	160
Wells Fargo Mortgage-Backed Securities Trust
2.615% due 01/25/2035		1,100	1,095
2.620% due 06/25/2035		867	882

Total Mortgage-Backed Securities (Cost $24,559)			26,579

ASSET-BACKED SECURITIES 14.1%
Access Group, Inc.
1.751% due 10/27/2025		852	857
Asset-Backed Funding Certificates Trust
0.377% due 01/25/2037		4,573	2,215
0.437% due 01/25/2037		3,181	1,557
Avoca CLO BV
0.743% due 09/15/2021	EUR	2,454	3,033
Bear Stearns Asset-Backed Securities Trust
0.417% due 04/25/2037		$1,100	775
1.467% due 08/25/2037		314	213
Belle Haven ABS CDO Ltd.
0.802% due 11/03/2044		405	194
0.842% due 11/03/2044		620	298
Chester Asset Receivables Dealings Issuer PLC
0.894% due 04/15/2016	GBP	600	961
Citigroup Mortgage Loan Trust, Inc.
0.357% due 08/25/2036		$137	69
Countrywide Asset-Backed Certificates
0.347% due 06/25/2047		646	633
0.357% due 08/25/2037		4,000	2,364
0.367% due 04/25/2047		1,900	1,353
0.367% due 06/25/2047		3,500	2,428
0.407% due 06/25/2047		4,000	2,505
0.477% due 05/25/2036		204	197
0.497% due 09/25/2036		4,500	1,755
0.567% due 05/25/2036		400	302
5.103% due 05/25/2035		800	672
5.595% due 08/25/2035		600	415
5.884% due 07/25/2036		300	150

Credit-Based Asset Servicing and Securitization LLC
4.958% due 03/25/2037		3,405	1,629
GSAMP Trust
0.447% due 03/25/2047		2,000	726
Huntington CDO Ltd.
0.712% due 11/05/2040		855	770
Morgan Stanley ABS Capital
0.357% due 11/25/2036		300	138
Newcastle CDO Ltd.
0.713% due 12/24/2039		940	846
Penarth Master Issuer PLC
0.870% due 05/18/2015		600	602
Securitized Asset-Backed Receivables LLC
0.982% due 02/25/2034		795	697
Sierra Madre Funding Ltd.
0.608% due 09/07/2039		1,691	1,133
0.628% due 09/07/2039		3,902	2,614
SLM Student Loan Trust
2.350% due 04/15/2039		626	630
Structured Asset Investment Loan Trust
0.577% due 10/25/2035		775	688
Triaxx Prime CDO
0.474% due 10/02/2039		2,394	1,906

Total Asset-Backed Securities (Cost $33,136)			35,325

SOVEREIGN ISSUES 6.3%
Australia Government Bond
5.500% due 12/15/2013	AUD	1,400	1,502
Mexico Government International Bond
6.500% due 06/10/2021	MXN	4,860	413
10.000% due 12/05/2024		8,060	882
Province of Ontario
3.150% due 06/02/2022	CAD	1,400	1,482
Province of Quebec
2.750% due 08/25/2021		$2,000	2,099
3.500% due 12/01/2022	CAD	500	537
Republic of Germany
0.750% due 09/13/2013	EUR	200	259
1.750% due 06/14/2013		5,000	6,504
Russia Government International Bond
4.500% due 04/04/2022		$800	895
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022		600	671
6.902% due 07/09/2020		600	710

Total Sovereign Issues (Cost $15,397)			15,954

SHORT-TERM INSTRUMENTS 15.7%
COMMERCIAL PAPER 1.0%
Ford Motor Credit Co.
1.400% due 01/18/2013		2,400	2,392

REPURCHASE AGREEMENTS 1.5%
Banc of America Securities LLC
0.220% due 10/01/2012		400	400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $409. Repurchase proceeds are $400.)
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012		2,900	2,900
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $2,967. Repurchase proceeds are $2,900.)
State Street Bank and Trust Co.
0.010% due 10/01/2012		505	505
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $519. Repurchase proceeds are $505.)

			3,805

U.S. TREASURY BILLS 10.7%
0.158% due 02/14/2013 - 08/22/2013 (b)(f)(g)(h)		27,016	26,993

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
PIMCO Short-Term Floating NAV Portfolio	621,118	6,225

Total Short-Term Instruments (Cost $39,406)		39,415

PURCHASED OPTIONS (j) 0.8%
(Cost $2,424)		1,935

Total Investments 116.9% (Cost $283,911)		$293,775
Written Options (k) (0.3%) (Premiums $800)		(660)
Other Assets and Liabilities (Net) (16.6%)		(41,766)

Net Assets 100.0%		$251,349

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Portfolio.

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $3,968 at a weighted average interest rate of 0.055%.

(f)	Securities with an aggregate market value of $262 have been pledged as collateral as of September 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $650 have been pledged as collateral for the following open futures contracts on September 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond December Futures	Short	12/2012	34	$(16)
Euro-OAT France Government 10-Year Bond December Futures	Short	12/2012	87	(164)
U.S. Treasury 2-Year Note December Futures	Short	12/2012	47	(12)
U.S. Treasury 5-Year Note December Futures	Short	12/2012	132	(142)
U.S. Treasury 30-Year Bond December Futures	Short	12/2012	41	(40)

				$(374)

(h)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $2,187 and cash of $49 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$1,056	$(22)	$(104)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	941	(7)	(44)
CDX.HY-19 5-Year Index	(5.000%)	12/20/2017	2,450	1	(6)
CDX.IG-16 5-Year Index	(1.000%)	06/20/2016	2,000	(20)	(41)
CDX.IG-19 5-Year Index	(1.000%)	12/20/2017	800	(1)	1

				$(49)	$(194)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	1,800	$13	$19
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		200	7	7
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		200	3	2
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		200	(3)	(2)
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		200	(2)	(1)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$10,400	(180)	(101)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		11,800	(471)	(327)
Receive	3-Month USD-LIBOR	1.750%	12/19/2022		15,500	24	(129)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		5,000	(306)	(315)
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	AUD	2,000	50	42
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		1,600	75	69
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	3,300	(168)	(168)
Receive	6-Month EUR-EURIBOR	1.750%	03/20/2023		7,500	87	(57)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2033		1,500	(61)	(43)
Receive	6-Month EUR-EURIBOR	2.500%	03/20/2043		1,000	(45)	(49)
Receive	6-Month JPY-LIBOR	1.000%	03/21/2023	JPY	680,000	(118)	(38)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		200,000	(212)	(19)

						$(1,307)	$(1,110)

(i)	OTC swap agreements outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.407%		$100	$1	$0	$1
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.624%		100	(2)	(1)	(1)
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.585%		100	(2)	(1)	(1)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	1.647%	EUR	200	7	9	(2)
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	1.705%		300	12	31	(19)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	1.647%		300	10	13	(3)
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	1.705%		200	8	21	(13)
Brunswick Corp.	JPM	(1.000%	)	09/20/2016	1.734%		$3,000	84	425	(341)
Carnival Corp.	BOA	(1.000%	)	09/20/2017	1.003%		200	0	2	(2)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.797%		100	(1)	0	(1)
Carnival Corp.	BPS	(1.000%	)	09/20/2017	1.003%		800	0	(2)	2
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.797%		100	0	1	(1)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	0.725%		300	(4)	(2)	(2)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.371%		400	(11)	(10)	(1)
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.455%		100	(3)	(2)	(1)
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.455%		100	(3)	(2)	(1)
DDR Corp.	BOA	(1.000%	)	09/20/2017	1.765%		400	15	18	(3)
DDR Corp.	BOA	(1.000%	)	12/20/2017	1.832%		100	4	4	0
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.156%		300	1	4	(3)
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	2.699%	EUR	100	8	9	(1)
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	2.699%		100	8	7	1
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.118%		$100	(3)	(2)	(1)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.475%		100	(2)	(2)	0
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.361%		100	(3)	(2)	(1)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.439%		300	(8)	(8)	0
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.381%		100	(3)	(2)	(1)
Honeywell International, Inc.	DUB	(1.000%	)	09/20/2017	0.338%		200	(7)	(7)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.271%		100	(3)	(3)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.315%		100	(3)	(3)	0
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	3.863%	EUR	100	25	10	15
Kimco Realty Corp.	BOA	(1.000%	)	09/20/2017	1.201%		$200	2	3	(1)
Kimco Realty Corp.	JPM	(1.000%	)	09/20/2017	1.201%		100	1	1	0
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.175%		100	1	(1)	2
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.157%		300	2	(1)	3
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	1.742%		400	13	21	(8)
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	1.742%		100	4	6	(2)
Lockheed Martin Corp.	BPS	(1.000%	)	09/20/2017	0.654%		500	(9)	(10)	1
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.624%		100	(2)	(2)	0
Lockheed Martin Corp.	CBK	(1.000%	)	09/20/2017	0.654%		100	(2)	(2)	0
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.528%		100	(2)	(3)	1
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2017	0.654%		100	(2)	(2)	0
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.624%		300	(5)	(5)	0
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.032%		1,500	2	11	(9)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.098%		300	1	0	1
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	0.960%		100	0	1	(1)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.032%		200	0	3	(3)
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.098%		200	1	1	0
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.728%		200	(3)	3	(6)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	0.824%		800	(6)	(3)	(3)
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	0.875%		400	(2)	(3)	1
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.728%		100	(2)	2	(4)
Marriott International, Inc.	GST	(1.000%	)	09/20/2017	0.921%		200	(1)	2	(3)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	0.824%		200	(1)	(1)	0
McDonald’s Corp.	FBF	(1.000%	)	09/20/2017	0.250%		300	(12)	(11)	(1)
McDonald’s Corp.	GST	(1.000%	)	09/20/2017	0.250%		200	(7)	(7)	0
Newell Rubbermaid, Inc.	GST	(1.000%	)	09/20/2017	0.846%		100	0	1	(1)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.044%		100	0	0	0
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.576%		100	(1)	0	(1)
Norfolk Southern Corp.	CBK	(1.000%	)	09/20/2017	0.364%		200	(6)	(6)	0
Northrop Grumman Systems Corp.	DUB	(1.000%	)	09/20/2017	0.459%		200	(5)	(5)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.435%		300	(7)	(9)	2
Rabobank Group	CBK	(1.000%	)	03/20/2017	0.935%	EUR	200	(1)	3	(4)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.439%		$200	(5)	(6)	1
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.376%		100	(3)	(3)	0
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.439%		300	(8)	(10)	2
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.308%		100	2	1	1
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.308%		100	2	1	1
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.249%	EUR	200	2	6	(4)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.249%		100	2	4	(2)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.249%		100	1	3	(2)
Stanley Black & Decker, Inc.	GST	(1.000%	)	09/20/2017	0.798%		$100	0	(1)	1
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	0.912%		100	(1)	0	(1)
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	0.912%		200	(1)	1	(2)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	0.912%		100	0	1	(1)
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.503%		400	8	7	1
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.503%		100	3	2	1
Target Corp.	BOA	(1.000%	)	09/20/2016	0.320%		100	(3)	(2)	(1)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.363%		900	(26)	(22)	(4)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.386%		300	(9)	(9)	0
Target Corp.	BOA	(1.000%	)	09/20/2017	0.406%		500	(15)	(14)	(1)
Target Corp.	FBF	(1.000%	)	06/20/2017	0.386%		200	(6)	(6)	0
Target Corp.	JPM	(1.000%	)	09/20/2016	0.320%		200	(5)	(4)	(1)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.300%		100	(2)	(2)	0
Telefonaktiebolaget LM Ericsson	BPS	(1.000%	)	09/20/2017	1.524%	EUR	100	3	3	0
Telefonaktiebolaget LM Ericsson	FBF	(1.000%	)	09/20/2017	1.524%		100	3	3	0
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.274%		$100	(3)	(3)	0
Union Pacific Corp.	UAG	(1.000%	)	09/20/2017	0.346%		100	(3)	(3)	0
United Parcel Service of America, Inc.	BPS	(1.000%	)	09/20/2017	0.352%		400	(13)	(13)	0
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.275%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.307%		400	(14)	(13)	(1)
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.507%		100	(4)	(2)	(2)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.685%		100	(1)	1	(2)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.721%		100	(2)	2	(4)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.685%		300	(3)	4	(7)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.721%		100	(2)	2	(4)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.721%		200	(3)	5	(8)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.044%		100	0	2	(2)

								$(33)	$424	$(457)

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
China Government International Bond	CBK	1.000%	12/20/2016	0.653%	$100	$2	$(5)	$7
Michigan State General Obligation Bonds, Series 2003	CBK	1.000%	09/20/2022	1.473%	200	(7)	(9)	2

						$(5)	$(14)	$9

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	BOA	(5.000%	)	12/20/2016		$48	$(1)	$(1)	$0
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	4,500	110	35	75
iTraxx Europe 9 Index	MYC	(1.750%	)	06/20/2018		2,700	(5)	78	(83)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		900	68	123	(55)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		800	12	17	(5)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		2,500	48	28	20
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		14,200	268	183	85
iTraxx Europe Crossover 17 Index	DUB	(5.000%	)	06/20/2017		1,000	(2)	4	(6)
iTraxx Europe Crossover 17 Index	UAG	(5.000%	)	06/20/2017		500	(1)	(8)	7
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		500	32	35	(3)
iTraxx Europe Senior Financials 17 Index	DUB	(1.000%	)	06/20/2017		400	26	20	6
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	10,000	4	5	(1)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	4	5	(1)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		10,000	4	5	(1)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		10,000	4	5	(1)

							$571	$534	$37

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045		$231	$(14)	$(33)	$19
CMBX.NA.AAA.4 Index	MYC	0.350%	02/17/2051		100	(6)	(12)	6
iTraxx Europe 9 10-Year Index 22-100%	MYC	0.250%	06/20/2018	EUR	4,500	(111)	(165)	54

						$(131)	$(210)	$79

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	23,100	$23	$0	$23
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		22,600	23	0	23
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		43,800	47	0	47
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		43,800	(60)	0	(60)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		22,600	(31)	0	(31)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		23,100	(28)	0	(28)
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC	BRL	2,400	45	2	43
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		17,300	633	3	630
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		3,600	63	2	61
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		3,000	53	3	50
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC	EUR	23,100	(38)	0	(38)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		22,600	(42)	0	(42)
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB		43,800	(87)	0	(87)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		23,100	41	0	41
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		22,600	46	0	46
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		43,800	92	0	92
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG	AUD	1,700	123	8	115
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		1,700	123	12	111
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,000	282	20	262
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		3,800	268	19	249
Pay	6-Month AUD-BBR-BBSW	4.000%	03/15/2023	BOA		100	3	1	2
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BOA		300	14	1	13
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		500	25	2	23
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	40,000	(19)	(5)	(14)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		400,000	(194)	(49)	(145)
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS	MXN	12,200	120	39	81
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		2,800	28	10	18

							$1,553	$68	$1,485

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	S&P 500 Index	$0.073	12/20/2013	GST	$700	$13	$0	$13
Pay	S&P 500 Index	0.075	12/20/2013	BRC	620	13	0	13

						$26	$0	$26

(j)	Purchased options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		$1,600	$129	$44
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.735%	12/19/2012		2,600	100	65
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	2.745%	12/21/2012		2,000	75	50
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	2.885%	01/07/2013		5,100	229	93
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.450%	09/21/2015		3,300	263	247
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	200	12	0
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		500	25	0

								$833	$499

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC CDX.HY-18 5-Year Index	BOA	Buy	98.000%	12/19/2012	$3,000	$40	$38

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC AUD versus USD	DUB		$1.014	12/06/2012	AUD	1,950	$41	$19
Put - OTC EUR versus USD	DUB		1.284	12/11/2012	EUR	1,900	43	36
Call - OTC USD versus CNY	JPM	CNY	6.450	12/13/2012		$200	1	0
Call - OTC USD versus CNY	DUB		6.450	12/13/2012		200	0	0
Call - OTC USD versus CNY	DUB		6.533	01/08/2013		700	5	0
Call - OTC USD versus CNY	DUB		6.545	01/09/2013		869	6	1
Call - OTC USD versus CNY	DUB		6.548	01/09/2013		869	6	1
Call - OTC USD versus CNY	DUB		6.445	03/06/2013		850	5	2
Call - OTC USD versus CNY	HUS		6.450	03/06/2013		850	4	2
Call - OTC USD versus CNY	DUB		6.336	04/11/2013		3,400	44	30
Call - OTC USD versus CNY	JPM		6.420	09/11/2013		1,000	10	9
Call - OTC USD versus CNY	FBF		6.420	09/11/2013		1,000	10	9
Put - OTC USD versus CNY	FBF		6.420	09/11/2013		1,000	10	11
Put - OTC USD versus CNY	JPM		6.420	09/11/2013		1,000	10	11

							$195	$131

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index	1,460.000	12/22/2012	6	$26	$17

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/10/2012	$1,700	$137	$129
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	12/19/2012	2,300	176	169
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	700	59	53
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	300	25	23
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	700	59	53
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	1,700	137	129
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/19/2012	3,000	235	220
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	700	59	53
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012	1,900	210	200
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012	2,100	233	221

					$1,330	$1,250

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on September 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		$700	$5	$(18)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		700	17	(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		8,700	56	(221)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		8,700	214	(12)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.500%	09/21/2015		13,900	264	(238)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	900	13	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		2,100	26	0
Call - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		2,300	50	(61)
Call - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	2.150%	01/07/2013		500	11	(13)
Call - OTC 30-Year Interest Rate Swap	UAG	6-Month EUR-EURIBOR	Receive	2.050%	01/07/2013		2,000	42	(9)

								$698	$(573)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012	$2,400	$10	$(18)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012	2,400	18	0
Call - OTC CDX.IG-18 5-Year Index	BOA	Buy	0.850%	12/19/2012	8,200	20	(14)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.050%	12/19/2012	15,000	41	(37)

						$89	$(69)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC Fannie Mae 3.500% due 11/01/2042	FBF	$105.906	11/07/2012	$700	$3	$(8)
Call - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012	700	3	(8)
Put - OTC Fannie Mae 3.500% due 11/01/2042	FBF	105.906	11/07/2012	700	3	(1)
Put - OTC Fannie Mae 3.500% due 11/01/2042	RYM	105.906	11/07/2012	700	4	(1)

					$13	$(18)

(l)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Fannie Mae	3.500%	10/01/2027	$18,000	$19,105	$(19,156)
Fannie Mae	3.500%	10/01/2042	8,000	8,445	(8,580)
Fannie Mae	4.500%	10/01/2042	5,000	5,378	(5,411)
Fannie Mae	5.000%	11/01/2042	2,000	2,180	(2,180)
Ginnie Mae	3.500%	11/01/2042	4,000	4,369	(4,372)
Ginnie Mae	4.000%	11/01/2042	4,000	4,387	(4,402)
U.S. Treasury Bonds	3.125%	02/15/2042	2,000	2,066	(2,140)
U.S. Treasury Bonds	3.750%	08/15/2041	3,900	4,552	(4,689)
U.S. Treasury Bonds	3.875%	08/15/2040	1,200	1,454	(1,475)
U.S. Treasury Notes	1.000%	09/30/2016	2,700	2,754	(2,759)
U.S. Treasury Notes	2.000%	11/15/2021	400	413	(421)
U.S. Treasury Notes	3.625%	02/15/2021	700	828	(833)

				$55,931	$(56,418)

(7)	Market value includes $43 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	BRL	171		$84	UAG	$0	$0	$0
10/2012	EUR	646		792	CBK	0	(39)	(39)
10/2012		4,851		5,968	DUB	0	(267)	(267)
10/2012		4,600		5,668	UAG	0	(244)	(244)
10/2012	GBP	4,667		7,381	GLM	0	(155)	(155)
10/2012	INR	782		13	HUS	0	(1)	(1)
10/2012	TRY	3,456		1,900	BRC	0	(17)	(17)
10/2012		$84	BRL	171	UAG	1	0	1
10/2012		175	EUR	134	BPS	0	(2)	(2)
10/2012		1,479		1,200	BRC	63	0	63
10/2012		234		189	HUS	9	0	9
10/2012		323		261	RYL	12	0	12
10/2012		478		377	UAG	7	0	7
10/2012		150	GBP	92	CBK	0	(1)	(1)
10/2012		7,408		4,575	HUS	0	(20)	(20)
10/2012		14	INR	782	HUS	1	0	1
10/2012		1	MYR	3	HUS	0	0	0
10/2012		3	SGD	3	RYL	0	0	0
11/2012	AUD	7,646		$7,963	WST	53	0	53
11/2012	GBP	4,575		7,407	HUS	20	0	20
11/2012	HUF	244,370		1,078	JPM	0	(17)	(17)
11/2012	TWD	9,774		328	CBK	0	(5)	(5)
11/2012		22,111		742	UAG	0	(12)	(12)
11/2012		$938	BRL	1,861	MSC	0	(24)	(24)
11/2012		459		911	UAG	0	(12)	(12)
11/2012		8	HKD	59	JPM	0	0	0
11/2012		1,078	TWD	31,771	BRC	6	0	6
12/2012	BRL	171		$83	UAG	0	(1)	(1)
12/2012	CAD	1,444		1,477	BRC	11	0	11
12/2012		1,937		1,986	DUB	19	0	19
12/2012	MXN	12,490		965	FBF	0	0	0
12/2012		$1,900	BRL	3,927	BRC	22	0	22
12/2012		1,434	CAD	1,394	CBK	0	(19)	(19)
12/2012		1,170	JPY	92,327	FBF	14	0	14
12/2012		312	MXN	4,224	HUS	14	0	14
02/2013		1,713	CNY	10,802	BRC	0	(14)	(14)
02/2013		1,073		6,712	HUS	0	(17)	(17)
02/2013		4,051		25,808	JPM	10	0	10
03/2013		270	BRL	562	MSC	2	0	2
03/2013		567		1,188	UAG	7	0	7
06/2013	EUR	100		$127	CBK	0	(2)	(2)
06/2013		4,900		6,205	UAG	0	(110)	(110)
09/2013		200		248	JPM	0	(10)	(10)
10/2013		324		393	JPM	0	(25)	(25)
10/2013		$422	EUR	324	JPM	0	(4)	(4)
04/2014		1,248	CNY	7,915	CBK	0	(25)	(25)
10/2016	JPY	120,988		$1,710	DUB	93	0	93

						$364	$(1,043)	$(679)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,431	$0	$3,431
Corporate Bonds & Notes
Banking & Finance	0	20,579	208	20,787
Industrials	0	4,621	0	4,621
Utilities	0	2,116	0	2,116
Convertible Bonds & Notes
Industrials	0	1,851	0	1,851
Municipal Bonds & Notes
California	0	4,266	0	4,266
Massachusetts	0	4,496	0	4,496
Washington	0	2,677	0	2,677
U.S. Government Agencies	0	44,032	457	44,489
U.S. Treasury Obligations	0	85,833	0	85,833
Mortgage-Backed Securities	0	25,712	867	26,579
Asset-Backed Securities	0	27,564	7,761	35,325
Sovereign Issues	0	15,954	0	15,954
Short-Term Instruments
Commercial Paper	0	2,392	0	2,392
Repurchase Agreements	0	3,805	0	3,805
U.S. Treasury Bills	0	26,993	0	26,993
PIMCO Short-Term Floating NAV Portfolio	6,225	0	0	6,225
Purchased Options
Credit Contracts	0	38	0	38
Equity Contracts	17	0	0	17
Foreign Exchange Contracts	0	131	0	131
Interest Rate Contracts	0	499	1,250	1,749
	$6,242	$276,990	$10,543	$293,775
Short Sales, at value	$0	$(56,418)	$0	$(56,418)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	320	0	320
Equity Contracts	0	26	0	26
Foreign Exchange Contracts	0	364	0	364
Interest Rate Contracts	0	2,069	0	2,069
	$0	$2,779	$0	$2,779

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(915)	0	(915)
Foreign Exchange Contracts	0	(1,043)	0	(1,043)
Interest Rate Contracts	(374)	(2,285)	0	(2,659)
	$(374)	$(4,243)	$0	$(4,617)

Totals	$5,868	$218,195	$10,543	$235,519

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 12/31/2011	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$200	$0	$0	$0	$8	$0	$0	$208	$8
U.S. Government Agencies	447	0	0	0	0	10	0	0	457	10
Mortgage-Backed Securities	959	0	(136)	2	18	24	0	0	867	21
Asset-Backed Securities	0	9,266	(1,967)	19	158	285	0	0	7,761	284
Purchased Options
Interest Rate Contracts	721	1,331	(565)	0	(97)	(140)	0	0	1,250	(80)

	$2,127	$10,797	$(2,668)	$21	$79	$187	$0	$0	$10,543	$243
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$20	$0	$0	$0	$0	$(20)	$0	$0	$0	$0

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(9)	$0	$0	$0	$0	$9	$0	$0	$0	$0

Totals	$2,138	$10,797	$(2,668)	$21	$79	$176	$0	$0	$10,543	$243

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$208	Third Party Vendor	Broker Quote	104.00
U.S. Government Agencies	457	Benchmark Pricing	Base Price	114.25
Mortgage-Backed Securities	867	Third Party Vendor	Broker Quote	86.75
Asset-Backed Securities	7,761	Benchmark Pricing	Base Price	47.99 - 90.06
Purchased Options
Interest Rate Contracts	1,250	Indicative Market Quotations	Broker Quote	7.34 - 10.51

Total	$10,543

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO, PIMCO GLOBAL MULTI-ASSET MANAGED VOLATILITY PORTFOLIO AND PIMCO GLOBAL MULTI-ASSET PORTFOLIO (“Commodity Portfolios”)

PIMCO Cayman Commodity Portfolio I, II and IV (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Commodity Portfolios in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolios’ investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2012 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	% of Portfolio Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I Ltd.	07/21/2006	08/01/2006	$766,603	$192,010	25.0%
PIMCO Global Multi-Asset Managed Volatility Portfolio	PIMCO Cayman Commodity Portfolio IV Ltd.	02/24/2012	03/29/2012	24,505	2,746	11.2%
PIMCO Global Multi-Asset Portfolio	PIMCO Cayman Commodity Portfolio II Ltd.	11/21/2008	01/14/2009	1,872,185	239,805	12.8%

2. Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. Federal income Tax Matters

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2012, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Multi-Asset Portfolio (“Commodity Portfolios”) may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, the Portfolios will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through any investments in its Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregate asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the Prospectus for the Separate Account and Variable Contract for information regarding federal income tax treatment of distributions to the Separate Account.

As of September 30, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

Portfolio Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$1,204,656	$76,509	$(1,800)	$74,709
PIMCO CommodityRealReturn® Strategy Portfolio	1,370,272	36,530	(3,104)	33,426
PIMCO Emerging Markets Bond Portfolio	316,191	42,904	(697)	42,207
PIMCO Foreign Bond Portfolio (Unhedged)	55,778	1,871	(564)	1,307
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	90,562	2,798	(1,594)	1,204
PIMCO Global Advantage® Strategy Bond Portfolio	206,196	4,060	(962)	3,098
PIMCO Global Bond Portfolio (Unhedged)	579,960	30,680	(5,784)	24,896
PIMCO Global Diversified Allocation Portfolio	36,098	518	0	518
PIMCO Global Multi-Asset Manged Volatility Portfolio	25,488	760	(72)	688
PIMCO Global Multi-Asset Portfolio	2,109,954	63,018	(40,774)	22,244
PIMCO High Yield Portfolio	998,198	51,962	(9,537)	42,425
PIMCO Long-Term U.S. Government Portfolio	214,937	9,749	(1,007)	8,742
PIMCO Low Duration Portfolio	2,850,045	40,957	(8,343)	32,614
PIMCO Money Market Portfolio	117,804	0	0	0
PIMCO Real Return Portfolio	6,427,486	245,082	(18,803)	226,279
PIMCO Short-Term Portfolio	84,912	621	(141)	480
PIMCO Total Return Portfolio	13,624,067	517,720	(46,435)	471,285
PIMCO Unconstrained Bond Portfolio	283,954	11,066	(1,245)	9,821

(1)	Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferals.

4. Related Party Transactions

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2012 (amounts in thousands):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$42,336	$15,768	$0	$0	$3,850	$61,954	$96
PIMCO CommodityRealReturn Strategy Fund®	42,800	2,478	(4,678)	(1,049)	5,079	44,630	1,019
PIMCO Convertible Fund	32,140	1,027	(2,738)	(37)	1,840	32,232	817
PIMCO Credit Absolute Return Fund	6,028	95	0	0	274	6,397	95
PIMCO Diversified Income Fund	42,577	10,773	(5,464)	28	3,542	51,456	1,576
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	76,970	12,311	0	0	17,429	106,710	459
PIMCO Emerging Local Bond Fund	52,850	36,748	0	0	5,394	94,992	2,596
PIMCO Emerging Markets Bond Fund	16,916	35,876	(845)	4	3,562	55,513	1,371
PIMCO Emerging Markets Corporate Bond Fund	0	10,025	0	0	79	10,104	25
PIMCO Emerging Markets Currency Fund	69,224	27,674	(48)	0	4,436	101,286	850
PIMCO EqS Pathfinder Fund®	22,781	0	0	0	1,759	24,540	0
PIMCO EqSTM Dividend Fund	2,541	76	0	0	234	2,851	76
PIMCO EqSTM Long/Short Fund	0	5,000	0	0	(127)	4,873	0
PIMCO Floating Income Fund	66,771	4,070	0	0	4,346	75,187	2,339
PIMCO Foreign Bond Fund (Unhedged)	14,129	17,653	(15)	(1)	2,091	33,857	526
PIMCO Fundamental Advantage Total Return Strategy Fund	26,013	24,174	(21,909)	(1,302)	2,761	29,737	90
PIMCO Fundamental IndexPLUS® TR Fund	4,728	167	(3,012)	573	(263)	2,193	167
PIMCO Global Advantage® Strategy Bond Fund	26,154	12,022	(22)	(1)	1,594	39,747	515
PIMCO High Yield Fund	61,668	42,237	0	0	4,538	108,443	3,683
PIMCO High Yield Spectrum Fund	43,624	2,349	0	0	3,832	49,805	2,221
PIMCO Income Fund	87,914	6,377	0	0	11,492	105,783	4,135
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	6,130	41,813	0	0	4,922	52,865	445
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,148	4	0	0	208	1,360	4
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	4,446	327	0	0	421	5,194	327
PIMCO Investment Grade Corporate Bond Fund	47,965	22,685	(44,907)	1,132	2,298	29,173	1,344
PIMCO Long Duration Total Return Fund	76	0	(76)	5	(5)	0	0
PIMCO Long-Term Credit Fund	31,524	1,207	(3,780)	28	2,911	31,890	1,207
PIMCO Long-Term U.S. Government Fund	313	1	(307)	18	(25)	0	1
PIMCO Low Duration Fund	14	0	0	0	1	15	0
PIMCO Real Return Asset Fund	53,914	1,108	(49,552)	6,555	(3,420)	8,605	478
PIMCO Real Return Fund	774	12	(103)	8	42	733	12
PIMCO RealEstateRealReturn Strategy Fund	29,013	3,047	(9,150)	1,020	3,132	27,062	3,047
PIMCO Senior Floating Rate Fund	10,059	8,578	0	0	384	19,021	313
PIMCO Short-Term Floating NAV Portfolio	504	87,902	(88,400)	0	0	6	2
PIMCO Short-Term Fund	0	20,116	(19,989)	9	1	137	18
PIMCO Small Cap StocksPLUS® TR Fund	731	24	0	0	160	915	24
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	6,792	473	0	0	938	8,203	473
PIMCO StocksPLUS® Total Return Fund	2,686	90	(419)	33	486	2,876	90
PIMCO Total Return Fund	391	18,718	(368)	(1)	94	18,834	23
PIMCO Unconstrained Bond Fund	21,271	17,519	(10,143)	174	1,365	30,186	283

Totals	$955,915	$490,524	$(265,925)	$7,196	$91,655	$1,279,365	$30,747

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 04/30/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	$0	$3,667	$0	$0	$33	$3,700	$5
PIMCO EqS Pathfinder Fund®	0	9,008	0	0	150	9,158	0
PIMCO EqSTM Emerging Markets Fund	0	1,764	0	0	89	1,853	0
PIMCO Global Advantage® Strategy Bond Fund	0	3,624	0	0	76	3,700	8
PIMCO Short-Term Floating NAV Portfolio	0	8,305	0	0	0	8,305	5
PIMCO Total Return Fund IV	0	7,296	0	0	124	7,420	23

Totals	$0	$33,664	$0	$0	$472	$34,136	$41

PIMCO Global Multi-Asset Managed Volatility Portfolio

Underlying PIMCO Funds	Market Value 04/27/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$0	$930	$0	$0	$27	$957	$9
PIMCO Emerging Markets Bond Fund	0	341	0	0	11	352	3
PIMCO Emerging Markets Corporate Bond Fund	0	1,018	0	0	31	1,049	9
PIMCO Emerging Markets Currency Fund	0	222	(223)	1	0	0	0
PIMCO EqS Pathfinder Fund®	0	2,350	0	0	68	2,418	0
PIMCO EqSTM Dividend Fund	0	685	0	0	37	722	5
PIMCO EqSTM Emerging Markets Fund	0	1,109	0	0	73	1,182	0
PIMCO Foreign Bond Fund (Unhedged)	0	42	0	0	3	45	0
PIMCO Global Advantage® Strategy Bond Fund	0	681	0	0	17	698	2
PIMCO Global Bond Fund (Unhedged)	0	345	0	0	13	358	2
PIMCO Investment Grade Corporate Bond Fund	0	478	0	0	12	490	4
PIMCO Investment Grade Corporate Bond Index Fund	0	176	0	0	3	179	1
PIMCO Long-Term U.S. Government Fund	0	741	0	0	(7)	734	3
PIMCO Real Return Fund	0	353	0	0	6	359	1
PIMCO RealEstateRealReturn Strategy Fund	0	33	0	0	0	33	1
PIMCO Short-Term Floating NAV Portfolio	0	9,704	(5,200)	1	0	4,505	4
PIMCO StocksPLUS® Fund	0	1,984	(228)	(1)	109	1,864	25
PIMCO Total Return Fund	0	976	(35)	0	17	958	6
PIMCO Unconstrained Bond Fund	0	820	0	0	15	835	2

Totals	$0	$22,988	$(5,686)	$1	$435	$17,738	$77

PIMCO Global Multi-Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$2,131	$0	$(2,148)	$102	$(85)	$0	$0
PIMCO Emerging Local Bond Fund	61,962	9,225	0	0	5,187	76,374	2,225
PIMCO Emerging Markets Bond Fund	23,388	827	0	0	2,196	26,411	827
PIMCO Emerging Markets Corporate Bond Fund	61,237	11,077	0	0	6,166	78,480	2,077
PIMCO Emerging Markets Currency Fund	30,623	216	(31,746)	(2,390)	3,297	0	237
PIMCO EqS Pathfinder Fund®	169,227	4,000	0	0	13,234	186,461	0
PIMCO EqSTM Dividend Fund	0	56,244	0	0	3,190	59,434	901
PIMCO EqSTM Emerging Markets Fund	82,570	4,000	0	0	6,654	93,224	0
PIMCO Foreign Bond Fund (Unhedged)	0	4,000	(4,015)	15	0	0	0
PIMCO Global Advantage® Strategy Bond Fund	50,061	3,783	0	0	2,561	56,405	783
PIMCO Global Bond Fund (Unhedged)	19,509	9,043	0	0	1,767	30,319	543
PIMCO Investment Grade Corporate Bond Fund	31,461	1,075	0	0	2,836	35,372	1,075
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	10,629	0	0	0	829	11,458	250
PIMCO Long-Term U.S. Government Fund	42,934	37,231	(22,050)	(3,870)	2,759	57,004	831
PIMCO Real Return Fund	0	28,023	0	0	1,099	29,122	253
PIMCO RealEstateRealReturn Strategy Fund	3,052	348	0	0	403	3,803	348
PIMCO Short-Term Floating NAV Portfolio	17,956	346,224	(332,500)	19	5	31,704	124
PIMCO StocksPLUS® Fund	223,616	5,328	(117,980)	(1,516)	33,888	143,336	5,328
PIMCO Total Return Fund	93,407	18,774	(35,900)	529	5,395	82,205	2,244
PIMCO Unconstrained Bond Fund	52,702	4,699	0	0	3,717	61,118	699

Totals	$976,465	$544,117	$(546,339)	$(7,111)	$95,098	$1,062,230	$18,745

Each Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Funds, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The main investments of the PIMCO Short-Term Floating NAV Portfolios are money market instruments and short maturity fixed income instruments. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Portfolio. The table below shows each Portfolio’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended September 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain	Change in Unrealized Appreciation/ (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO CommodityRealReturn® Strategy Portfolio	$65,218	$820,974	$(679,900)	$27	$(9)	$206,310	$74
PIMCO Emerging Markets Bond Portfolio	24,050	68,153	(84,600)	22	(1)	7,624	53
PIMCO Foreign Bond Portfolio (Unhedged)	2,227	26,203	(23,320)	2	0	5,112	3
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	3,804	44,607	(40,500)	3	(1)	7,913	7
PIMCO Global Advantage® Strategy Bond Portfolio	52,572	86,554	(95,700)	45	1	43,472	154
PIMCO High Yield Portfolio	103,728	431,666	(390,500)	97	13	145,004	366
PIMCO Long-Term U.S. Government Portfolio	66,751	206,839	(233,700)	52	(14)	39,928	39
PIMCO Low Duration Portfolio	481,486	1,996,137	(2,242,700)	238	(54)	235,107	437
PIMCO Real Return Portfolio	601,477	3,638,921	(3,188,000)	282	(116)	1,052,564	321
PIMCO Short-Term Portfolio	5,047	32,003	(36,050)	3	1	1,004	3
PIMCO Total Return Portfolio	267,620	5,087,344	(5,242,600)	322	(39)	112,647	1,144
PIMCO Unconstrained Bond Portfolio	3,911	6,112	(3,800)	1	1	6,225	12

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2011	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized (Depreciation)	Market Value 09/30/2012	Dividend Income
PIMCO Low Duration Portfolio	$0	$172,231	$(72,000)	$1	$(8)	$100,224	$131
PIMCO Total Return Portfolio	0	821,372	(397,700)	(52)	(34)	423,586	672

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co.	RBS	RBS Securities, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WST	Westpac Banking Corp.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PHP	Philippine Peso
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	KCBT	Kansas City Board of Trade	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	LME	London Metal Exchange	OTC	Over-the-Counter
CMX	Commodity Exchange, Inc.

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CVICSTR3	Dow Jones-UBS Customized Post Roll Index	JMCU3A3T	Dow Jones-UBS 3 Month Forward Total Return Pre Roll
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.HY	Credit Derivatives Index - High Yield	DJUBSF3T	Dow Jones-UBS 3 Month Forward Total Return Commodity	NGCAL19	2019 Calendar Natural Gas
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	RCCT0020	RBSCI Customized Trading Strategy 0020 Index
CMBX	Commercial Mortgage-Backed Index	ENHGD84T	Dow Jones-AIG E84 Total Return	RPI	Retail Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	GTD	Guaranteed	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
AID	Agency International Development	EONIA	Euro OverNight Index Average	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	WTI	West Texas Intermediate
CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 28, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 27, 2012